UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08104

Touchstone Funds Group Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

March 31, 2019
(Unaudited)

Semi-Annual Report

Touchstone Funds Group Trust

Touchstone Active Bond Fund

Touchstone Anti-Benchmark® International Core Equity Fund

Touchstone Anti-Benchmark® US Core Equity Fund

Touchstone Arbitrage Fund

Touchstone High Yield Fund

Touchstone Impact Bond Fund

Touchstone Merger Arbitrage Fund

Touchstone Mid Cap Fund

Touchstone Mid Cap Value Fund

Touchstone Premium Yield Equity Fund

Touchstone Sands Capital Select Growth Fund

Touchstone Small Cap Fund

Touchstone Small Cap Value Fund

Touchstone Ultra Short Duration Fixed Income Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Touchstone Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Touchstone Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on the Touchstone Funds’ website (TouchstoneInvestments.com/Resources), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Touchstone Funds, visit TouchstoneInvestments.com/Resources/Edelivery or call Touchstone Funds toll-free at 1.800.543.0407. Your election to receive shareholder reports in paper will apply to all Touchstone Funds that you hold through the financial intermediary, or directly with Touchstone.

This report identifies the Funds' investments on March 31, 2019. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

March 31, 2019

The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Active Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	32.4%
AA/Aa	4.7
A/A	13.9
BBB/Baa	30.5
BB/Ba	1.6
B/B	2.1
CCC	0.1
C or Lower	0.1
Not Rated	9.6
Cash Equivalents	5.0
Total	100.0%

Touchstone Anti-Benchmark® US Core Equity Fund
Sector Allocation**	(% of Net Assets)
Consumer Discretionary	21.8%
Financials	14.4
Utilities	12.5
Consumer Staples	12.5
Health Care	11.6
Real Estate	8.3
Industrials	5.6
Materials	4.7
Communication Services	4.1
Information Technology	2.5
Energy	0.8
Short-Term Investment Fund	1.1
Other Assets/Liabilities (Net)	0.1
Total	100.0%

Touchstone Anti-Benchmark® International Core Equity Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
Japan	25.1%
Hong Kong	10.7
United Kingdom	10.1
Australia	7.0
Denmark	6.8
Germany	5.4
France	3.8
Ireland	3.8
Sweden	3.4
Netherlands	3.3
Israel	3.1
Belgium	3.0
Finland	2.4
Italy	2.1
Norway	2.1
New Zealand	1.9
Switzerland	1.2
Spain	1.0
Singapore	0.9
Luxembourg	0.9
United States	0.6
Austria	0.2
Short-Term Investment Fund	30.1
Other Assets/Liabilities (Net)	(28.9)
Total	100.0%

*	Credit quality ratings are from Standard & Poor's ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
**	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Arbitrage Fund
Sector Allocation*	(% of Net Assets)
Long Positions
Common Stocks
Financials	73.6%
Information Technology	2.6
Consumer Discretionary	2.4
Health Care	1.8
Industrials	1.0
Energy	0.7
Corporate Bonds	3.1
Warrants	6.3
Preferred Stock	3.3
Rights	0.2
Purchased Put Options	0.0
Short-Term Investment Funds	8.3
Cash Deposits held at Prime Broker for Securities Sold Short and Written Options	1.1
Other Assets/Liabilities (Net)	(2.9)
101.5
Short Positions
Common Stock
Health Care	(0.3)
Exchange-Traded Fund	(1.1)
Written Put Options	(0.0)
Written Call Options	(0.1)
(1.5)
Total	100.0%

Touchstone High Yield Fund
Credit Quality**	(% of Investment Securities)
BBB/Baa	7.6%
BB/Ba	51.7
B/B	38.3
CCC	1.9
Cash equivalents	0.5
Total	100.0%

Touchstone Impact Bond Fund
Credit Quality**	(% of Investment Securities)
AAA/Aaa	56.6%
AA/Aa	8.5
A/A	14.2
BBB/Baa	12.8
BB/Ba	1.9
CCC	0.6
Not Rated	1.6
Cash Equivalents	3.8
Total	100.0%

*	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).
**	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

4

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Merger Arbitrage Fund
Sector Allocation*	(% of Net Assets)
Long Positions
Common Stocks
Financials	79.8%
Information Technology	2.7
Consumer Discretionary	2.4
Health Care	1.7
Industrials	1.1
Energy	0.8
Corporate Bonds	2.8
Warrants	3.5
Preferred Stock	3.8
Rights	0.3
Purchased Put Options	0.0
Short-Term Investment Funds	2.0
Other Assets/Liabilities (Net)	0.3
101.2
Short Positions
Common Stock
Health Care	(0.3)
Exchange-Traded Fund	(0.9)
Written Put Options	(0.0)
Written Call Options	(0.0)
(1.2)
Total	100.0%

Touchstone Mid Cap Fund
Sector Allocation*	(% of Net Assets)
Information Technology	21.3%
Industrials	19.1
Consumer Discretionary	17.6
Materials	12.7
Financials	10.5
Consumer Staples	10.4
Real Estate	3.6
Health Care	2.4
Short-Term Investment Fund	2.0
Other Assets/Liabilities (Net)	0.4
Total	100.0%

Touchstone Mid Cap Value Fund
Sector Allocation*	(% of Net Assets)
Financials	14.7%
Materials	11.8
Industrials	10.7
Information Technology	10.6
Consumer Discretionary	10.0
Consumer Staples	10.0
Utilities	9.8
Real Estate	8.9
Health Care	7.6
Energy	5.6
Short-Term Investment Fund	0.4
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

*	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

5

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Premium Yield Equity Fund
Sector Allocation*	(% of Net Assets)
Information Technology	20.7%
Financials	20.0
Consumer Discretionary	12.3
Energy	12.1
Industrials	7.4
Utilities	5.7
Real Estate	5.7
Communication Services	5.5
Health Care	3.8
Materials	3.3
Consumer Staples	3.0
Short-Term Investment Funds	2.2
Other Assets/Liabilities (Net)	(1.7)
Total	100.0%

Touchstone Small Cap Fund
Sector Allocation*	(% of Net Assets)
Industrials	29.6%
Materials	16.8
Consumer Discretionary	14.2
Financials	10.5
Real Estate	9.4
Information Technology	5.7
Consumer Staples	4.4
Communication Services	3.0
Energy	2.0
Health Care	2.0
Short-Term Investment Fund	2.9
Other Assets/Liabilities (Net)	(0.5)
Total	100.0%

Touchstone Sands Capital Select Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	34.2%
Communication Services	20.4
Consumer Discretionary	17.5
Health Care	17.1
Industrials	3.8
Consumer Staples	3.3
Short-Term Investment Fund	4.0
Other Assets/Liabilities (Net)	(0.3)
Total	100.0%

Touchstone Small Cap Value Fund
Sector Allocation*	(% of Net Assets)
Industrials	21.3%
Financials	16.2
Materials	12.2
Information Technology	10.1
Consumer Staples	9.2
Consumer Discretionary	5.7
Utilities	4.8
Communication Services	4.3
Real Estate	4.2
Health Care	3.2
Energy	2.5
Exchange-Traded Fund	2.6
Short-Term Investment Fund	2.5
Other Assets/Liabilities (Net)	1.2
Total	100.0%

*	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

6

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Ultra Short Duration Fixed Income Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	28.4%
AA/Aa	15.8
A/A	14.4
BBB/Baa	23.5
CCC	0.1
Not Rated	8.9
Cash Equivalents	8.9
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

7

Portfolio of Investments

Touchstone Active Bond Fund – March 31, 2019 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 41.8%

	Financials — 9.0%
$746,000	Allstate Corp. (The), Ser B,
	5.750%, 8/15/53	$753,460
1,388,000	American Express Co.,
	3.000%, 10/30/24	1,381,070
754,000	Bank of America Corp.,
	3.705%, 4/24/28	757,378
1,000,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	1,019,834
1,470,000	Bank of Montreal (Canada),
	3.803%, 12/15/32	1,421,490
1,498,000	Bank of New York Mellon Corp. (The)
	MTN, 2.950%, 1/29/23	1,505,890
535,000	Bank of Nova Scotia (The), (Canada),
	(3M LIBOR +0.620%), 3.245%, 9/19/22(A)	535,000
1,315,000	Barclays PLC (United Kingdom),
	4.610%, 2/15/23	1,342,123
665,000	Citigroup, Inc., 3.200%, 10/21/26	651,324
467,000	Citigroup, Inc., 4.750%, 5/18/46	483,873
865,000	Credit Suisse AG (Switzerland) MTN,
	3.625%, 9/9/24	879,751
1,065,000	Fifth Third Bancorp, 2.875%, 7/27/20	1,066,661
1,351,000	GE Capital International Funding Co.
	Unlimited Co. (Ireland), 4.418%, 11/15/35	1,248,981
925,000	General Motors Financial Co., Inc.,
	3.200%, 7/6/21	920,847
590,000	Goldman Sachs Group, Inc. (The),
	3.691%, 6/5/28	584,367
1,100,000	Goldman Sachs Group, Inc. (The), (3M
	LIBOR +1.000%), 3.779%, 7/24/23(A)	1,099,426
740,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	777,353
1,080,000	HSBC Holdings PLC (United Kingdom),
	3.900%, 5/25/26	1,093,505
1,400,000	Huntington Bancshares, Inc.,
	4.000%, 5/15/25	1,455,944
505,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	512,066
630,000	JPMorgan Chase & Co., (3M LIBOR
	+0.730%), 3.502%, 4/23/24(A)	625,021
975,000	JPMorgan Chase & Co.,
	3.509%, 1/23/29	968,360
1,534,000	Lloyds Banking Group PLC (United
	Kingdom), 3.574%, 11/7/28	1,473,029
850,000	Morgan Stanley, 3.737%, 4/24/24	866,935
955,000	Morgan Stanley, 3.950%, 4/23/27	954,711
1,100,000	Northwestern Mutual Life Insurance
	Co. (The), 144a, 3.850%, 9/30/47	1,070,558
1,130,000	PNC Bank NA, 2.700%, 11/1/22	1,124,181
1,460,000	SunTrust Banks, Inc., 4.000%, 5/1/25	1,527,544
1,496,000	SunTrust Capital I, Ser A, (3M LIBOR
	+0.670%), 3.350%, 5/15/27(A)	1,394,092
550,000	Wells Fargo & Co., 2.100%, 7/26/21	541,309
535,000	Wells Fargo & Co., 4.125%, 8/15/23	554,371
		30,590,454

	Energy — 6.1%
1,372,000	Boardwalk Pipelines LP,
	4.450%, 7/15/27	1,338,047
1,051,000	Buckeye Partners LP, 3.950%, 12/1/26	999,251
993,000	Cenovus Energy, Inc. (Canada),
	4.250%, 4/15/27	976,170
1,280,000	Cheniere Corpus Christi Holdings LLC,
	7.000%, 6/30/24	1,444,864
350,000	CNOOC Nexen Finance 2014 ULC
	(Canada), 4.250%, 4/30/24	365,729
1,046,000	Columbia Pipeline Group, Inc.,
	4.500%, 6/1/25	1,091,711
1,494,000	Enbridge, Inc. (Canada), (3M LIBOR
	+0.700%), 3.311%, 6/15/20(A)	1,493,445
1,286,000	Energy Transfer Partners LP,
	4.950%, 6/15/28	1,348,814
1,083,000	EOG Resources, Inc., 3.900%, 4/1/35	1,104,429
500,000	KazMunayGas National Co. JSC
	(Kazakhstan), 144a, 4.750%, 4/19/27	512,850
400,000	KazMunayGas National Co. JSC
	(Kazakhstan), 144a, 5.750%, 4/19/47	416,912
1,600,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	1,620,688
1,292,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	1,295,153
1,045,000	NGPL PipeCo LLC, 144a,
	7.768%, 12/15/37	1,254,000
200,000	Pertamina Persero PT (Indonesia),
	144a, 6.450%, 5/30/44	227,846
200,000	Petrobras Global Finance BV
	(Netherlands), 5.999%, 1/27/28	202,400
550,000	Petrobras Global Finance BV
	(Netherlands), 7.375%, 1/17/27	605,192
200,000	Petroleos del Peru SA (Peru), 144a,
	4.750%, 6/19/32	205,250
200,000	Petroleos del Peru SA (Peru), 144a,
	5.625%, 6/19/47	213,000
1,130,000	Petroleos Mexicanos (Mexico),
	4.500%, 1/23/26	1,050,674
200,000	Petroleos Mexicanos (Mexico),
	4.875%, 1/18/24	196,898
535,000	Petroleos Mexicanos (Mexico),
	5.350%, 2/12/28	496,480
450,000	Petroleos Mexicanos (Mexico),
	5.500%, 1/21/21	457,650
265,000	Petroleos Mexicanos (Mexico),
	6.350%, 2/12/48	233,637
200,000	Petroleos Mexicanos (Mexico),
	6.375%, 1/23/45	176,660
1,119,000	Woodside Finance Ltd. (Australia),
	144a, 4.500%, 3/4/29	1,144,074
350,000	YPF SA (Argentina), 144a,
	6.950%, 7/21/27	310,800
		20,782,624

8

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 41.8% (Continued)

	Consumer Staples — 3.9%
$1,604,000	Anheuser-Busch Cos. LLC /
	Anheuser-Busch InBev Worldwide,
	Inc., 144a, 4.900%, 2/1/46	$1,611,033
1,267,000	Ashtead Capital, Inc., 144a,
	4.375%, 8/15/27	1,222,655
1,570,000	Cargill, Inc., 144a, 3.050%, 4/19/21	1,579,581
1,467,000	General Mills, Inc., (3M LIBOR
	+1.010%), 3.783%, 10/17/23(A)	1,477,475
1,340,000	Grupo Bimbo SAB de CV (Mexico),
	144a, 4.500%, 1/25/22	1,379,660
1,525,000	Imperial Brands Finance PLC (United
	Kingdom), 144a, 4.250%, 7/21/25	1,555,397
200,000	JBS USA LUX SA / JBS USA Finance,
	Inc., 144a, 6.750%, 2/15/28	207,000
1,130,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	1,278,065
739,000	Kroger Co. (The), 5.000%, 4/15/42	722,314
591,000	Moody's Corp., 2.750%, 12/15/21	590,930
1,114,000	Reynolds American, Inc.,
	4.450%, 6/12/25	1,145,116
678,000	Tyson Foods, Inc., 3.900%, 9/28/23	698,459
		13,467,685

	Communication Services — 3.7%
1,390,000	Activision Blizzard, Inc.,
	4.500%, 6/15/47	1,307,300
460,000	AT&T, Inc., 3.950%, 1/15/25	469,402
275,000	AT&T, Inc., 4.350%, 6/15/45	252,327
865,000	AT&T, Inc., 4.500%, 5/15/35	852,210
1,516,000	Booking Holdings, Inc., 3.600%, 6/1/26	1,540,586
932,000	Charter Communications Operating
	LLC / Charter Communications
	Operating Capital,
	6.484%, 10/23/45	1,044,775
814,000	Comcast Corp., 4.000%, 3/1/48	793,415
1,075,000	Comcast Corp., 4.150%, 10/15/28	1,131,478
925,000	Cox Communications, Inc., 144a,
	3.350%, 9/15/26	901,371
472,000	Deutsche Telekom International
	Finance BV (Netherlands),
	8.750%, 6/15/30	649,306
912,000	Interpublic Group of Cos., Inc. (The),
	3.750%, 10/1/21	927,850
550,000	Verizon Communications, Inc.,
	4.672%, 3/15/55	560,350
886,000	Verizon Communications, Inc.,
	5.012%, 4/15/49	967,327
1,303,000	Warner Media LLC, 3.800%, 2/15/27	1,297,699
		12,695,396

	Consumer Discretionary — 3.5%
1,110,000	AutoNation, Inc., 5.500%, 2/1/20	1,131,903
2,358,000	BMW US Capital LLC, 144a,
	3.100%, 4/12/21	2,372,702
1,268,000	Dollar General Corp., 3.250%, 4/15/23	1,275,147
1,554,000	Dollar Tree, Inc., (3M LIBOR +0.700%),
	3.473%, 4/17/20(A)	1,554,342
356,000	Ford Motor Co., 4.750%, 1/15/43	278,982
809,000	Ford Motor Credit Co. LLC,
	5.584%, 3/18/24	820,545
1,200,000	General Motors Financial Co., Inc.,
	3.200%, 7/13/20	1,201,995
555,000	General Motors Financial Co., Inc.,
	4.350%, 4/9/25	552,606
960,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	1,231,328
1,550,000	Toyota Motor Credit Corp. MTN,
	2.950%, 4/13/21	1,560,530
		11,980,080

	Health Care — 3.3%
1,162,000	AbbVie, Inc., 4.450%, 5/14/46	1,077,427
795,000	Allergan Funding SCS (Luxembourg),
	3.800%, 3/15/25	805,364
1,030,000	Allergan Sales LLC, 144a,
	5.000%, 12/15/21	1,071,922
380,000	Catholic Health Initiatives,
	4.200%, 8/1/23	393,303
952,000	Celgene Corp., 5.000%, 8/15/45	999,017
1,078,000	Cigna Corp., 144a, 4.375%, 10/15/28	1,118,177
1,630,000	CVS Health Corp., 4.300%, 3/25/28	1,651,600
735,000	CVS Health Corp., 5.125%, 7/20/45	746,972
1,016,000	Express Scripts Holding Co.,
	3.300%, 2/25/21	1,022,840
426,000	Shire Acquisitions Investments Ireland
	DAC (Ireland), 2.400%, 9/23/21	420,743
966,000	Thermo Fisher Scientific, Inc.,
	3.600%, 8/15/21	981,828
860,000	Zimmer Biomet Holdings, Inc.,
	3.150%, 4/1/22	862,373
		11,151,566

	Industrials — 3.2%
1,290,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	1,600,372
300,000	Cemex SAB de CV (Mexico), 144a,
	7.750%, 4/16/26	326,193
1,420,000	CRH America Finance, Inc., 144a,
	4.500%, 4/4/48	1,315,694
1,420,000	Eagle Materials, Inc., 4.500%, 8/1/26	1,437,258
587,000	Embraer Netherlands Finance BV
	(Netherlands), 5.050%, 6/15/25	619,285
789,000	Embraer Netherlands Finance BV
	(Netherlands), 5.400%, 2/1/27	850,148
1,252,000	FedEx Corp., 5.100%, 1/15/44	1,303,104
200,000	Klabin Austria GmbH (Austria), 144a,
	7.000%, 4/3/49	199,300
375,000	Transnet SOC Ltd. (South Africa), 144a,
	4.000%, 7/26/22	367,820
280,000	Vulcan Materials Co., 4.500%, 4/1/25	288,968
1,400,000	Wabtec Corp., 4.950%, 9/15/28	1,420,800

9

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 41.8% (Continued)

	Industrials — (Continued)
$1,196,000	WRKCo., Inc., 4.650%, 3/15/26	$1,267,305
		10,996,247

	Real Estate — 3.0%
1,040,000	Boston Properties LP REIT,
	3.200%, 1/15/25	1,031,794
1,296,000	Crown Castle International Corp. REIT,
	3.650%, 9/1/27	1,274,383
1,046,000	Hudson Pacific Properties LP REIT,
	4.650%, 4/1/29	1,065,577
740,000	Kimco Realty Corp. REIT,
	3.125%, 6/1/23	733,448
453,000	Mid-America Apartments LP, REIT,
	3.750%, 6/15/24	461,539
1,410,000	Sabra Health Care LP REIT,
	5.125%, 8/15/26	1,380,268
880,000	SL Green Operating Partnership LP
	REIT, 3.250%, 10/15/22	876,227
821,000	Spirit Realty LP REIT, 4.450%, 9/15/26	813,553
1,666,000	VEREIT Operating Partnership LP REIT,
	4.600%, 2/6/24	1,714,349
985,000	Welltower, Inc. REIT, 4.250%, 4/1/26	1,016,811
		10,367,949

	Information Technology — 2.7%
1,750,000	Apple, Inc., 2.750%, 1/13/25	1,742,850
1,303,000	Apple, Inc., 4.650%, 2/23/46	1,472,152
1,327,000	Dell International LLC / EMC Corp.,
	144a, 6.020%, 6/15/26	1,427,256
650,000	Microsoft Corp., 3.500%, 2/12/35	658,801
1,240,000	NXPBV / NXP Funding LLC
	(Netherlands), 144a, 5.350%, 3/1/26	1,334,339
1,400,000	QUALCOMM, Inc., 3.450%, 5/20/25	1,410,297
935,000	Visa, Inc., 4.150%, 12/14/35	1,019,050
		9,064,745

	Utilities — 2.1%
313,000	American Water Capital Corp.,
	6.593%, 10/15/37	417,687
1,000,000	Duke Energy Progress LLC,
	4.150%, 12/1/44	1,041,337
1,004,000	Electricite de France SA (France), 144a,
	4.500%, 9/21/28	1,036,229
200,000	Genneia SA (Argentina), 144a,
	8.750%, 1/20/22	181,000
894,000	NextEra Energy Capital Holdings, Inc.,
	2.800%, 1/15/23	887,414
945,000	Oncor Electric Delivery Co. LLC,
	3.800%, 9/30/47	951,410
1,422,000	PacifiCorp., 5.750%, 4/1/37	1,739,778
1,000,000	WEC Energy Group, Inc., (3M LIBOR
	+2.113%), 4.796%, 5/15/67(A)	885,000
		7,139,855

	Materials — 1.3%
940,000	Braskem America Finance Co., 144a,
	7.125%, 7/22/41	1,083,350
200,000	Braskem Netherlands Finance BV (Netherlands), 144a,
	4.500%, 1/10/28	194,450
200,000	Corp. Nacional del Cobre de Chile
	(Chile), 144a, 4.500%, 9/16/25	211,930
1,144,000	Sherwin-Williams Co. (The),
	4.500%, 6/1/47	1,125,815
1,481,000	Suzano Austria GmbH (Austria), 144a,
	5.750%, 7/14/26	1,578,154
200,000	Suzano Austria GmbH (Austria), 144a,
	7.000%, 3/16/47	223,000
		4,416,699
	Total Corporate Bonds	$142,653,300

	U.S. Treasury Obligations — 13.4%
255,000	U.S. Treasury Bond, 3.000%, 8/15/48	263,965
7,270,000	U.S. Treasury Inflation Indexed Bonds,
	1.000%, 2/15/48	7,571,113
6,555,000	U.S. Treasury Inflation Indexed Bonds,
	1.000%, 2/15/49	6,721,126
20,710,000	U.S. Treasury Note, 2.500%, 5/31/20	20,735,888
9,207,000	U.S. Treasury Note, 2.500%, 3/31/23	9,299,789
1,280,000	U.S. Treasury Note, 2.625%, 2/15/29	1,303,500
	Total U.S. Treasury Obligations	$45,895,381

	U.S. Government Mortgage-Backed
	Obligations — 11.6%
92,819	FHLMC, Pool #1H1348, (1 Year CMT
	Rate +2.140%), 4.402%, 10/1/36(A)	97,366
204,041	FHLMC, Pool #1Q0339, (12M LIBOR
	+1.910%), 4.783%, 4/1/37(A)	211,341
17,574	FHLMC, Pool #A12886, 5.000%, 8/1/33	18,972
56,958	FHLMC, Pool #A13842, 6.000%, 9/1/33	61,597
10,712	FHLMC, Pool #A21415, 5.000%, 5/1/34	11,539
20,501	FHLMC, Pool #A35682, 5.000%, 7/1/35	21,831
12,194	FHLMC, Pool #A36523, 5.000%, 8/1/35	13,070
64,446	FHLMC, Pool #A46590, 5.000%, 8/1/35	68,196
18,228	FHLMC, Pool #A56988, 5.500%, 2/1/37	20,001
6,574	FHLMC, Pool #A64971, 5.500%, 8/1/37	7,213
3,486,086	FHLMC, Pool #A89148,
	4.000%, 10/1/39	3,617,433
120,657	FHLMC, Pool #A96485, 4.500%, 1/1/41	127,770
614,445	FHLMC, Pool #A97897, 4.500%, 4/1/41	656,022
18,577	FHLMC, Pool #C62740, 7.000%, 1/1/32	20,371
18,072	FHLMC, Pool #C72254, 6.500%, 7/1/32	20,010
64,395	FHLMC, Pool #C90986, 7.000%, 6/1/26	68,216
19,883	FHLMC, Pool #G02184, 5.000%, 4/1/36	21,428
3,362,461	FHLMC, Pool #G05624, 4.500%, 9/1/39	3,560,076
318,378	FHLMC, Pool #G05733,
	5.000%, 11/1/39	344,584
162,484	FHLMC, Pool #J13584,
	3.500%, 11/1/25	166,714
5,405,184	FHLMC, Pool #Q32917, 3.000%, 4/1/45	5,404,595
60,884	FNMA, Pool #255628, 5.500%, 2/1/25	64,985
13,291	FNMA, Pool #426830, 8.000%, 11/1/24	13,388

10

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 11.6% (Continued)
$8,592	FNMA, Pool #540040, 7.500%, 6/1/28	$8,596
14,799	FNMA, Pool #561741, 7.500%, 1/1/31	16,548
31,977	FNMA, Pool #640291, 7.000%, 8/1/32	32,390
30,395	FNMA, Pool #653301, 6.500%, 7/1/32	33,569
59,004	FNMA, Pool #653502, 6.500%, 7/1/32	65,165
32,302	FNMA, Pool #670402, 6.500%, 6/1/32	36,281
3,895	FNMA, Pool #725906, (12M LIBOR
	+1.554%), 4.304%, 8/1/34(A)	4,083
106,833	FNMA, Pool #738887, 5.500%, 10/1/33	114,029
174,146	FNMA, Pool #745257, 6.000%, 1/1/36	192,131
1,518	FNMA, Pool #745974, (12M LIBOR
	+1.875%), 4.707%, 10/1/36(A)	1,602
67,578	FNMA, Pool #748895, 6.000%, 12/1/33	70,265
60,254	FNMA, Pool #758564, 6.000%, 9/1/24	64,895
63,049	FNMA, Pool #810049, 5.500%, 3/1/35	67,296
124,944	FNMA, Pool #819297, 6.000%, 9/1/35	137,736
803,120	FNMA, Pool #881279, 5.000%, 11/1/36	872,198
35,546	FNMA, Pool #889060, 6.000%, 1/1/38	39,195
82,128	FNMA, Pool #889061, 6.000%, 1/1/38	92,759
10,217	FNMA, Pool #895657, 6.500%, 8/1/36	11,128
150,512	FNMA, Pool #905049, 5.500%, 11/1/36	160,650
45,611	FNMA, Pool #908944, 5.500%, 1/1/37	48,683
513,955	FNMA, Pool #928553, 5.500%, 8/1/37	574,799
1,300,437	FNMA, Pool #931535, 5.500%, 7/1/39	1,418,759
231,505	FNMA, Pool #AA3467, 4.500%, 4/1/39	245,605
364,348	FNMA, Pool #AA4584, 4.500%, 4/1/39	386,497
89,809	FNMA, Pool #AB1800, 4.000%, 11/1/40	93,673
251,711	FNMA, Pool #AB2452, 4.000%, 3/1/26	260,403
3,282,091	FNMA, Pool #AB7845, 3.000%, 2/1/43	3,284,289
81,066	FNMA, Pool #AD3775, 4.500%, 3/1/25	83,914
103,532	FNMA, Pool #AD6193, 5.000%, 6/1/40	111,672
172,054	FNMA, Pool #AE1568, 4.000%, 9/1/40	178,458
536,794	FNMA, Pool #AE2497, 4.500%, 9/1/40	572,206
73,653	FNMA, Pool #AE5441, 5.000%, 10/1/40	79,444
276,437	FNMA, Pool #AH1135, 5.000%, 1/1/41	298,175
354,743	FNMA, Pool #AH3483, 3.500%, 2/1/26	363,923
145,973	FNMA, Pool #AH3671, 4.000%, 2/1/26	151,192
494,278	FNMA, Pool #AH6622, 4.000%, 3/1/41	518,242
619,728	FNMA, Pool #AL0150, 4.000%, 2/1/41	646,191
129,779	FNMA, Pool #AL0211, 5.000%, 4/1/41	139,985
5,052,254	FNMA, Pool #AL5718, 3.500%, 9/1/44	5,165,591
743,788	FNMA, Pool #AS0779, 4.000%, 10/1/43	779,474
65,488	FNMA, Pool #AS7813, 4.000%, 8/1/46	67,777
3,907,315	FNMA, Pool #AS8703, 2.500%, 2/1/32	3,889,506
957,156	FNMA, Pool #AS8855, 3.500%, 2/1/37	977,554
994,402	FNMA, Pool #BH6180, 4.000%, 7/1/47	1,027,697
1,601,772	GNMA, Pool #4424, 5.000%, 4/20/39	1,713,606
27,621	GNMA, Pool #5305, 4.000%, 2/20/42	28,761
	Total U.S. Government Mortgage-Backed Obligations	$39,743,310

	Asset-Backed Securities — 8.9%
2,239,263	Adams Outdoor Advertising LP, Ser
	2018-1, Class A, 144a,
	4.810%, 11/15/48	2,337,179
2,400,000	Avis Budget Rental Car Funding
	AESOP LLC, Ser 2015-2A, Class B,
	144a, 3.420%, 12/20/21	2,396,564
2,870	CIT Home Equity Loan Trust, Ser
	2002-1, Class AF5,
	7.210%, 2/25/33(A)(B)	2,941
2,947,500	Coinstar Funding LLC, Ser 2017-1A,
	Class A2, 144a, 5.216%, 4/25/47	3,002,716
200,087	FFMLT Trust, Ser 2005-FFA, Class M3,
	6.017%, 3/25/25(A)(B)	205,779
1,100,000	Hertz Vehicle Financing II LP, Ser
	2015-1A, Class B, 144a,
	3.520%, 3/25/21	1,098,080
3,350,000	Hertz Vehicle Financing II LP, Ser
	2016-4A, Class A, 144a,
	2.650%, 7/25/22	3,308,733
2,000,000	Hertz Vehicle Financing II LP, Ser
	2019-1A, Class A, 144a,
	3.710%, 3/25/23	2,024,600
1,689,275	Jimmy Johns Funding LLC, Ser
	2017-1A, Class A2I,144a,
	3.610%, 7/30/47	1,690,153
1,450,000	Kabbage Funding LLC, Ser 2019-1,
	Class A, 144a, 3.825%, 3/15/24	1,452,993
1,198,220	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	1,333,001
249,188	Orange Lake Timeshare Trust, Ser
	2016-A, Class A, 144a,
	2.610%, 3/8/29	246,435
821	RASC Trust, Ser 2001-KS3, Class AI6,
	5.960%, 9/25/31(A)(B)	845
294,567	Sonic Capital LLC, Ser 2016-1A, Class
	A2, 144a, 4.472%, 5/20/46	299,139
216,229	SpringCastle America Funding LLC,
	Ser 2016-AA, Class A, 144a,
	3.050%, 4/25/29	215,950
3,100,000	Tesla Auto Lease Trust, Ser 2018-B,
	Class C, 144a, 4.360%, 10/20/21	3,132,498
700,000	Towd Point Mortgage Trust, Ser
	2015-3, Class A2, 144a,
	4.000%, 3/25/54(A)(B)	714,777
2,939,250	Towd Point Mortgage Trust, Ser
	2019-1, Class A1, 144a,
	3.750%, 3/25/58(A)(B)	2,984,463
600,000	Voya CLO Ltd. (Cayman Islands), Ser
	2017-4A, Class A1, 144a, (3M LIBOR
	+1.130%), 3.917%, 10/15/30(A)	594,899
3,283,438	Wendys Funding LLC, Ser 2018-1A,
	Class A2I, 144a, 3.573%, 3/15/48	3,237,010
	Total Asset-Backed Securities	$30,278,755

	Non-Agency Collateralized Mortgage
	Obligations — 8.3%
3,047	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1,
	4.337%, 3/25/35(A)(B)	3,047

11

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage
	Obligations — 8.3% (Continued)
$2,123,371	Agate Bay Mortgage Trust, Ser 2015-7,
	Class B1, 144a,
	3.766%, 10/25/45(A)(B)	$2,170,703
3,309,149	Agate Bay Mortgage Trust, Ser 2015-7,
	Class B2, 144a,
	3.766%, 10/25/45(A)(B)	3,347,694
89,282	Alternative Loan Trust, Ser 2004-30CB,
	Class 3A1, 5.000%, 2/25/20	86,950
4,994	Alternative Loan Trust, Ser 2005-J3,
	Class 3A1, 6.500%, 9/25/34	4,794
27,476	CSFB Mortgage-Backed Trust, Ser
	2004-7, Class 6A1, 5.250%, 10/25/19	27,518
1,511,006	CSMC Trust, Ser 2013-7, Class B3, 144a,
	3.576%, 8/25/43(A)(B)	1,511,855
2,124,248	CSMC Trust, Ser 2015-1, Class B3, 144a,
	3.945%, 1/25/45(A)(B)	2,107,215
2,158,070	CSMC Trust, Ser 2015-WIN1, Class B3,
	144a, 3.863%, 12/25/44(A)(B)	2,176,324
1,395,103	CSMC Trust, Ser 2018-RPL9, Class A,
	144a, 3.850%, 9/25/57(A)(B)	1,416,316
627,997	Galton Funding Mortgage Trust, Ser
	2019-1, Class A22, 144a,
	4.000%, 2/25/59(A)(B)	629,478
61,720	JP Morgan Mortgage Trust, Ser
	2005-A1, Class 2A1,
	4.640%, 2/25/35(A)(B)	62,857
163,524	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 7CB1,
	4.389%, 4/25/35(A)(B)	165,124
40,424	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	4.160%, 6/25/36(A)(B)	36,959
32,634	MASTR Alternative Loans Trust, Ser
	2004-7, Class 10A1, 6.000%, 6/25/34	32,703
2,049,640	PMT Loan Trust, Ser 2013-J1, Class A11,
	144a, 3.500%, 9/25/43(A)(B)	2,058,678
2,981,300	PMT Loan Trust, Ser 2013-J1, Class A7,
	144a, 3.500%, 9/25/43(A)(B)	2,990,955
171,864	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	123,470
298,847	Sequoia Mortgage Trust, Ser 2013-1,
	Class B1, 3.645%, 2/25/43(A)(B)	300,711
350,398	Sequoia Mortgage Trust, Ser 2013-1,
	Class B2, 3.645%, 2/25/43(A)(B)	352,025
551,478	Sequoia Mortgage Trust, Ser 2013-10,
	Class B2, 144a, 3.564%, 8/25/43(A)(B)	546,594
540,066	Sequoia Mortgage Trust, Ser 2013-5,
	Class B1, 144a, 3.508%, 5/25/43(A)(B)	539,608
1,126,986	Sequoia Mortgage Trust, Ser 2014-2,
	Class B2, 144a, 4.083%, 7/25/44(A)(B)	1,151,837
3,202,812	Sequoia Mortgage Trust, Ser 2017-1,
	Class A4, 144a, 3.500%, 2/25/47(A)(B)	3,208,318
3,138,916	Sequoia Mortgage Trust, Ser 2017-2,
	Class A1, 144a, 3.500%, 2/25/47(A)(B)	3,123,232
103	Structured Asset Securities Corp.
	Mortgage Pass-Through
	Certificates, Ser 2004-21XS, Class
	2A6B, 5.650%, 12/25/34(A)(B)	102
106,096	Structured Asset Securities Corp. Trust,
	Ser 2005-17, Class 5A1,
	5.500%, 10/25/35	80,972
87,708	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	81,192
84,579	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 4.465%, 6/25/33(A)(B)	85,678
	Total Non-Agency Collateralized Mortgage Obligations	$28,422,909

	Sovereign Government Obligations — 5.2%
575,000	Angolan Government International
	Bond, 144a, 8.250%, 5/9/28	599,219
250,000	Argentine Republic Government
	International Bond, 7.125%, 6/28/17	184,500
400,000	Colombia Government International
	Bond, 4.000%, 2/26/24	412,404
844,000	Colombia Government International
	Bond, 5.000%, 6/15/45	885,525
250,000	Colombia Government International
	Bond, 6.125%, 1/18/41	295,378
200,000	Costa Rica Government International
	Bond, 144a, 4.375%, 4/30/25	183,752
200,000	Costa Rica Government International
	Bond, 144a, 5.625%, 4/30/43	169,400
300,000	Croatia Government International
	Bond, 144a, 5.500%, 4/4/23	325,125
200,000	Dominican Republic International
	Bond, 144a, 5.875%, 4/18/24	209,252
150,000	Dominican Republic International
	Bond, 144a, 5.950%, 1/25/27	157,314
100,000	Dominican Republic International
	Bond, 144a, 6.850%, 1/27/45	107,000
200,000	Ecuador Government International
	Bond, 144a, 7.875%, 1/23/28	190,500
300,000	Ecuador Government International
	Bond, 144a, 10.500%, 3/24/20	314,700
350,000	Egypt Government International
	Bond, 144a, 6.125%, 1/31/22	354,061
200,000	Egypt Government International
	Bond, 144a, 7.500%, 1/31/27	209,384
200,000	Egypt Government International
	Bond, 144a, 8.500%, 1/31/47	203,905
200,000	El Salvador Government International
	Bond, 144a, 6.375%, 1/18/27	196,002
200,000	Ghana Government International
	Bond, 144a, 8.950%, 3/26/51	200,374
750,000	Hungary Government International
	Bond, 5.375%, 3/25/24	821,756

12

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Sovereign Government Obligations—5.2% (Continued)
$300,000	Indonesia Government International
	Bond, 144a, 3.850%, 7/18/27	$299,839
200,000	Ivory Coast Government International
	Bond, 144a, 6.375%, 3/3/28	194,836
150,000	Jamaica Government International
	Bond, 8.000%, 3/15/39	179,439
200,000	Kenya Government International
	Bond, 144a, 7.250%, 2/28/28	201,916
200,000	Lebanese Republic Government
	International Bond, 6.650%, 2/26/30	152,969
200,000	Mexico Government International
	Bond, 4.125%, 1/21/26	204,200
200,000	Mexico Government International
	Bond, 4.350%, 1/15/47	187,200
200,000	Mongolia Government International
	Bond, 144a, 5.625%, 5/1/23	201,990
200,000	Nigeria Government International
	Bond, 5.625%, 6/27/22	202,162
200,000	Nigeria Government International
	Bond, 144a, 6.375%, 7/12/23	206,390
400,000	Nigeria Government International
	Bond, 144a, 7.875%, 2/16/32	415,442
250,000	Oman Government International
	Bond, 144a, 4.125%, 1/17/23	238,958
200,000	Oman Government International
	Bond, 144a, 5.375%, 3/8/27	186,000
300,000	Pakistan Government International
	Bond, 144a, 7.875%, 3/31/36	293,352
200,000	Panama Government International
	Bond, 3.750%, 3/16/25	206,302
200,000	Panama Government International
	Bond, 4.500%, 4/16/50	208,800
200,000	Paraguay Government International
	Bond, 144a, 4.625%, 1/25/23	205,962
300,000	Perusahaan Penerbit SBSN Indonesia
	III, 144a, 4.350%, 9/10/24	309,600
1,135,000	Province of Alberta Canada, 2.200%,
	7/26/22	1,119,394
1,333,000	Province of Ontario Canada, 1.875%,
	5/21/20	1,323,558
300,000	Province of Santa Fe, 144a, 7.000%,
	3/23/23	256,503
200,000	Qatar Government International
	Bond, 144a, 4.000%, 3/14/29	206,122
200,000	Republic of Armenia International
	Bond, 144a, 6.000%, 9/30/20	204,260
500,000	Republic of Azerbaijan International
	Bond, 144a, 4.750%, 3/18/24	517,888
200,000	Republic of Belarus International
	Bond, 144a, 6.875%, 2/28/23	209,500
300,000	Republic of Poland Government
	International Bond, 3.250%, 4/6/26	304,496
200,000	Republic of Poland Government
	International Bond, 4.000%, 1/22/24	209,077
300,000	Republic of South Africa Government
	International Bond, 4.850%, 9/27/27	292,489
250,000	Romanian Government International
	Bond, 144a, 4.375%, 8/22/23	258,900
375,000	Sri Lanka Government International
	Bond, 144a, 6.125%, 6/3/25	364,699
350,000	Turkey Government International
	Bond, 4.875%, 4/16/43	258,919
400,000	Turkey Government International
	Bond, 5.125%, 3/25/22	385,326
100,000	Ukraine Government International
	Bond, 7.750%, 9/1/26	93,965
200,000	Ukraine Government International
	Bond, 144a, 7.375%, 9/25/32	178,096
375,000	Ukraine Government International
	Bond, 144a, 7.750%, 9/1/21	372,188
200,000	Uruguay Government International
	Bond, 4.375%, 1/23/31	209,400
703,000	Uruguay Government International
	Bond, 4.975%, 4/20/55	736,392
	Total Sovereign Government
	Obligations	$17,616,080

	Agency Collateralized Mortgage
	Obligations — 4.1%
4,847,642	FHLMC REMIC, Ser 3331 Class PE,
	6.000%, 6/15/37	5,318,068
1,369,057	FHLMC REMIC, Ser 3859 Class JB,
	5.000%, 5/15/41	1,494,699
775,000	FHLMC REMIC, Ser 4092, Class AY,
	3.000%, 8/15/32	767,136
167,911	FHLMC Structured Pass Through Securities, Ser T-20, Class A5,
	7.870%, 12/25/29(A)(B)	194,661
243,732	FNMA REMIC, Ser 2003-32, Class BZ,
	6.000%, 11/25/32	270,092
1,614,116	FNMA REMIC, Ser 2012-47, Class AI,
	3.000%, 5/25/22(C)	54,806
84,130	FNMA REMIC, Ser 2015-51, Class KC,
	3.000%, 6/25/45	84,904
852,449	FNMA REMIC, Ser 2017-90, Class KA,
	3.000%, 11/25/47	865,144
24,869	FNMA REMIC Trust, Ser 2001-W2, Class
	AF6, 6.589%, 10/25/31(A)(B)	26,389
97,165	FNMA Trust, Ser 2004-W15, Class 2AF, (1M LIBOR +0.250%),
	2.736%, 8/25/44(A)	96,579
2,707,571	GNMA, Ser 2010-169, Class AW,
	4.500%, 12/20/40	2,838,584
7,883,533	GNMA, Ser 2012-147, Class IO,
	0.562%, 4/16/54(A)(B)(C)	269,158
4,293,727	GNMA, Ser 2016-113, Class IO,
	1.177%, 2/16/58(A)(B)(C)	391,826

13

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Agency Collateralized Mortgage
	Obligations — 4.1% (Continued)
$17,152,020	GNMA, Ser 2016-140, Class IO,
	0.935%, 5/16/58(A)(B)(C)	$1,252,684
90,238	GNMA, Ser 2017-120, Class UZ,
	4.000%, 8/20/47	87,356
	Total Agency Collateralized
	Mortgage Obligations	$14,012,086

	Commercial Mortgage-Backed Securities—3.1%
34,626,503	Core Industrial Trust, Ser 2015-CALW,
	Class XA, 144a,
	0.810%, 2/10/34(A)(B)(C)	679,130
580,000	DBUBS Mortgage Trust, Ser
	2017-BRBK, Class B, 144a,
	3.530%, 10/10/34(A)(B)	588,609
550,000	Eleven Madison Trust Mortgage Trust,
	Ser 2015-11MD, Class C, 144a,
	3.555%, 9/10/35(A)(B)	547,136
595,000	GS Mortgage Securities Corp. II,
	Ser 2017-SLP, Class B, 144a,
	3.772%, 10/10/32	604,516
3,400,000	GS Mortgage Securities Trust, Ser
	2017-FARM, Class B, 144a,
	3.541%, 1/10/43(A)(B)	3,360,856
3,000,000	Hudson Yards 2016-10HY Mortgage Trust, Ser
	2016-10HY, Class A, 144a,
	2.835%, 8/10/38	2,933,010
528,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser
	2016-NINE, Class B, 144a,
	2.854%, 10/6/38(A)(B)	497,035
1,250,000	STWD 2018-URB Mortgage Trust, Ser
	2018-URB, Class C, 144a, (1M LIBOR
	+ 1.550%), 4.034%, 5/15/35(A)	1,243,738
	Total Commercial
	Mortgage-Backed Securities	$10,454,030

Shares

	Short-Term Investment Fund — 4.7%
16,167,348	Dreyfus Government Cash
	Management, Institutional Shares,
	2.34%∞Ω	$16,167,348

	Total Investment Securities — 101.1%
	(Cost $342,420,867)	$345,243,199

	Liabilities in Excess of
	Other Assets — (1.1)%	(3,847,213)
	Net Assets — 100.0%	$341,395,986

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2019.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

CLO - Collateralized Loan Obligations

CMT - Constant Maturity Treasury

DAC - Designated Activity Company

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $104,060,111 or 30.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

14

Touchstone Active Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$142,653,300	$—	$142,653,300
U.S. Treasury Obligations	—	45,895,381	—	45,895,381
U.S. Government Mortgage-Backed Obligations	—	39,743,310	—	39,743,310
Asset-Backed Securities	—	30,278,755	—	30,278,755
Non-Agency Collateralized Mortgage Obligations	—	28,422,909	—	28,422,909
Sovereign Government Obligations	—	17,616,080	—	17,616,080
Agency Collateralized Mortgage Obligations	—	14,012,086	—	14,012,086
Commercial Mortgage-Backed Securities	—	10,454,030	—	10,454,030
Short-Term Investment Fund	16,167,348	—	—	16,167,348
Total Assets	$16,167,348	$329,075,851	$—	$345,243,199

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Liabilities:
Other Financial Instruments***
Futures Interest Rate Contracts	$(61,330)	$—	$—	$(61,330)
Total	$16,106,018	$329,075,851	$—	$345,181,869

***Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represents unrealized depreciation on futures interest rate contracts.

15

Touchstone Active Bond Fund (Unaudited) (Continued)

Futures Contracts

At March 31, 2019, $109,028 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2019:

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Depreciation
Short Futures: Ultra US Treasury Bond Futures	06/28/2019	57	$9,568,875	$(6,961)
Long Futures: 5-Year US Note Futures	06/19/2019	354	41,058,471	(54,369)
				$(61,330)

See accompanying Notes to Financial Statements.

16

Portfolio of Investments

Touchstone Anti-Benchmark® International Core Equity Fund – March 31, 2019 (Unaudited)

	Shares	Market Value

Common Stocks — 98.8%

Japan — 25.1%

Communication Services — 3.5%
Fuji Media Holdings, Inc.	23,300	$321,859
KDDI Corp.	17,700	381,210
Nippon Telegraph & Telephone Corp.	5,600	238,734
NTT DOCOMO, Inc.	13,400	296,993

Consumer Discretionary — 9.2%
ABC-Mart, Inc.	9,000	535,144
Asics Corp.	7,300	98,232
Bandai Namco Holdings, Inc.	10,200	478,900
Fast Retailing Co. Ltd.	300	141,288
K's Holdings Corp.	25,900	229,793
Nitori Holdings Co. Ltd.	300	38,789
Pan Pacific International Holdings Corp.	5,300	350,528
Shimamura Co. Ltd.	4,000	339,007
Skylark Holdings Co. Ltd.	33,600	556,884
Suzuki Motor Corp.	5,300	234,938
Yamada Denki Co. Ltd.	63,000	310,708

Consumer Staples — 7.6%
Ain Holdings, Inc.	6,900	518,904
Coca-Cola Bottlers Japan Holdings, Inc.	2,000	50,873
Cosmos Pharmaceutical Corp.	800	138,518
Ezaki Glico Co. Ltd.	9,700	510,499
FamilyMart UNY Holdings Co. Ltd.	13,200	336,480
Lawson, Inc.	8,900	493,728
Lion Corp.	13,300	280,286
NH Foods Ltd.	6,700	241,414
Yamazaki Baking Co. Ltd.	9,500	154,435

Energy — 0.7%
Idemitsu Kosan Co. Ltd.	7,900	264,240

Health Care — 2.2%
Nihon Kohden Corp.	16,200	482,811
Olympus Corp.	5,800	63,100
Sumitomo Dainippon Pharma Co. Ltd.	10,300	255,637

Industrials — 1.0%
Hoshizaki Corp.	1,300	80,699
Park24 Co. Ltd.	9,900	215,226
Yamato Holdings Co. Ltd.	2,600	67,264

Real Estate — 0.3%
Daito Trust Construction Co. Ltd.	800	111,614

Utilities — 0.6%
Kansai Electric Power Co., Inc. (The)	13,400	197,611
Total Japan		9,016,346

Hong Kong — 10.7%

Communication Services — 1.5%
PCCW Ltd.	841,000	522,864

Consumer Discretionary — 1.1%
Yue Yuen Industrial Holdings Ltd.	118,500	407,967

Consumer Staples — 2.9%
Dairy Farm International Holdings Ltd.	44,400	372,731
Sun Art Retail Group Ltd.	299,000	291,697
WH Group Ltd., 144a	360,500	385,600

Industrials — 2.4%
Jardine Matheson Holdings Ltd.	7,700	480,708
Jardine Strategic Holdings Ltd.	9,700	363,845

Information Technology — 0.8%
ASM Pacific Technology Ltd.	26,000	290,523

Real Estate — 2.0%
Link REIT	46,500	544,406
Swire Properties Ltd.	38,400	165,269
Total Hong Kong		3,825,610

United Kingdom — 10.1%

Communication Services — 2.2%
Cineworld Group PLC	98,154	374,312
Pearson PLC	38,087	415,520

Consumer Discretionary — 1.8%
Compass Group PLC	7,996	187,929
Next PLC	6,392	464,483

Consumer Staples — 0.2%
J Sainsbury PLC	22,523	69,116

Financials — 0.9%
IG Group Holdings PLC	50,329	340,867

Health Care — 0.3%
GW Pharmaceuticals PLC ADR*	600	101,142

Industrials — 2.6%
Cobham PLC*	315,235	453,400
easyJet PLC	19,420	282,924
Royal Mail PLC	58,091	180,300

Information Technology — 0.8%
Micro Focus International PLC	11,673	303,493

Utilities — 1.3%
Centrica PLC	269,245	401,069
United Utilities Group PLC	4,762	50,576
Total United Kingdom		3,625,131

17

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)

	Shares	Market Value

Common Stocks — 98.8% (Continued)

Australia — 7.0%

Communication Services — 0.1%
Telstra Corp. Ltd.	23,872	$56,292

Consumer Discretionary — 1.1%
Domino's Pizza Enterprises Ltd.	12,416	382,858

Consumer Staples — 0.4%
Metcash Ltd.	78,732	148,342

Financials — 0.3%
nib holdings Ltd.	25,589	95,306

Materials — 4.0%
Evolution Mining Ltd.	158,363	411,566
Fortescue Metals Group Ltd.	37,476	189,672
Newcrest Mining Ltd.	25,698	465,392
Northern Star Resources Ltd.	55,546	352,890

Utilities — 1.1%
APA Group	55,471	393,768
Total Australia		2,496,086

Denmark — 6.8%

Consumer Discretionary — 0.7%
Pandora A/S	5,572	260,876

Consumer Staples — 0.6%
Royal Unibrew A/S	2,747	202,868

Health Care — 4.1%
Ambu A/S - Class B	10,257	272,137
Coloplast A/S - Class B	664	72,888
Genmab A/S*	1,040	180,458
GN Store Nord A/S	1,350	62,697
H Lundbeck A/S	7,442	322,723
Novo Nordisk A/S - Class B	10,567	552,288

Industrials — 1.2%
Vestas Wind Systems A/S	5,244	441,997

Utilities — 0.2%
Orsted A/S, 144a	922	69,879
Total Denmark		2,438,811

Germany — 5.4%

Consumer Discretionary — 3.4%
adidas AG	1,985	482,797
Puma SE	714	414,082
Zalando SE, 144a*	7,916	308,574

Consumer Staples — 1.2%
METRO AG	25,209	418,688

Industrials — 0.6%
OSRAM Licht AG	6,700	230,583

Real Estate — 0.2%
Vonovia SE	1,294	67,153
Total Germany		1,921,877

France — 3.8%

Communication Services — 1.0%
Eutelsat Communications SA	20,221	353,742

Consumer Staples — 0.4%
Carrefour SA	8,061	150,557

Financials — 0.2%
SCOR SE	1,476	62,866

Industrials — 1.2%
Air France-KLM*	26,891	302,405
Alstom SA	1,315	57,021
Getlink SE	4,428	67,148

Information Technology — 1.0%
Ingenico Group SA	5,376	383,664
Total France		1,377,403

Ireland — 3.8%

Consumer Discretionary — 0.4%
Paddy Power Betfair PLC	1,589	123,145

Consumer Staples — 1.9%
Glanbia PLC	7,533	147,371
Kerry Group PLC - Class A	4,884	545,126

Financials — 1.1%
AIB Group PLC	86,893	391,023

Health Care — 0.1%
Amarin Corp. PLC ADR*	2,200	45,672

Materials — 0.3%
James Hardie Industries PLC	7,510	96,895
Total Ireland		1,349,232

Sweden — 3.4%

Consumer Discretionary — 0.9%
Hennes & Mauritz AB	19,049	317,576

Consumer Staples — 1.2%
ICA Gruppen AB	11,181	448,573

Health Care — 0.2%
Elekta AB - Class B	4,477	55,765

Information Technology — 1.1%
Telefonaktiebolaget LM Ericsson - Class B	43,078	396,830
Total Sweden		1,218,744

18

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)

	Shares	Market Value

Common Stocks — 98.8% (Continued)

Netherlands — 3.3%

Consumer Staples — 1.6%
Koninklijke Ahold Delhaize NV	20,947	$557,476

Energy — 0.4%
SBM Offshore NV	8,035	153,062

Financials — 0.2%
Aegon NV	13,569	65,178

Industrials — 1.1%
Signify NV, 144a	15,319	409,842
Total Netherlands		1,185,558

Israel — 3.1%

Financials — 0.8%
Bank Leumi Le-Israel BM	41,580	272,413

Health Care — 0.7%
Teva Pharmaceutical Industries Ltd.*	16,750	262,358

Information Technology — 1.6%
Nice Ltd.*	4,612	563,287
Total Israel		1,098,058

Belgium — 3.0%

Consumer Staples — 1.5%
Colruyt SA	7,340	542,600

Health Care — 1.5%
UCB SA	6,190	531,738
Total Belgium		1,074,338

Finland — 2.4%

Communication Services — 0.2%
Elisa OYJ	1,491	67,269

Energy — 1.3%
Neste Oyj	4,340	462,649

Health Care — 0.6%
Orion Oyj - Class B	5,802	218,018

Information Technology — 0.3%
Nokia OYJ	22,497	128,157
Total Finland		876,093

Italy — 2.1%

Consumer Discretionary — 0.5%
PRADA SpA	64,100	191,079

Financials — 0.9%
Unione di Banche Italiane SpA	120,198	318,523

Industrials — 0.7%
Atlantia SpA	9,938	257,732
Total Italy		767,334

Norway — 2.1%

Consumer Staples — 1.7%
Mowi ASA	21,261	474,991
Orkla ASA	16,788	128,928

Materials — 0.4%
Norsk Hydro ASA	38,349	155,958
Total Norway		759,877

New Zealand — 1.9%

Communication Services — 1.4%
Spark New Zealand Ltd.	190,972	494,690

Consumer Staples — 0.5%
a2 Milk Co. Ltd.*	17,979	175,918
Total New Zealand		670,608

Switzerland — 1.2%

Communication Services — 0.1%
Sunrise Communications Group AG, 144a	710	52,290

Consumer Staples — 0.9%
Chocoladefabriken Lindt & Spruengli
AG	35	237,979
Chocoladefabriken Lindt & Spruengli
AG	1	78,232

Real Estate — 0.2%
PSP Swiss Property AG	542	58,906
Total Switzerland		427,407

Spain — 1.0%

Utilities — 1.0%
Endesa SA	2,622	66,915
Red Electrica Corp. SA	13,339	284,344
Total Spain		351,259

Singapore — 0.9%

Industrials — 0.9%
SATS Ltd.	87,900	332,172

Luxembourg — 0.9%

Communication Services — 0.9%
SES SA	20,331	316,211

United States — 0.6%

Industrials — 0.6%
Reliance Worldwide Corp. Ltd.	66,752	204,801

19

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)

	Shares	Market Value

Common Stocks — 98.8% (Continued)

Austria — 0.2%

Financials — 0.2%
Erste Group Bank AG	2,016	$74,085
Total Common Stocks		$35,407,041

Short-Term Investment Fund — 30.1%
Dreyfus Government Cash Management, Institutional Shares, 2.34%∞Ω	10,789,572	$10,789,572

Total Investment Securities — 128.9%
(Cost $45,723,708)		$46,196,613

Liabilities in Excess of Other Assets — (28.9%)		(10,355,700)

Net Assets — 100.0%		$35,840,913

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $1,226,185 or 3.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$885,672	$8,130,674	$—	$9,016,346
Hong Kong	—	3,825,610	—	3,825,610
United Kingdom	810,238	2,814,893	—	3,625,131
Australia	—	2,496,086	—	2,496,086
Denmark	330,755	2,108,056	—	2,438,811
Germany	953,239	968,638	—	1,921,877
France	1,190,368	187,035	—	1,377,403
Ireland	738,169	611,063	—	1,349,232
Sweden	766,149	452,595	—	1,218,744
Netherlands	967,318	218,240	—	1,185,558
Israel	—	1,098,058	—	1,098,058
Belgium	542,600	531,738	—	1,074,338
Finland	67,269	808,824	—	876,093
Italy	—	767,334	—	767,334
Norway	—	759,877	—	759,877
New Zealand	—	670,608	—	670,608
Switzerland	78,232	349,175	—	427,407
Spain	—	351,259	—	351,259
Singapore	—	332,172	—	332,172
Luxembourg	316,211	—	—	316,211
United States	—	204,801	—	204,801
Austria	74,085	—	—	74,085
Short-Term Investment Fund	10,789,572	—	—	10,789,572
Total	$18,509,877	$27,686,736	$—	$46,196,613

See accompanying Notes to Financial Statements.

20

Portfolio of Investments

Touchstone Anti-Benchmark® US Core Equity Fund – March 31, 2019 (Unaudited)

	Shares	Market Value

Common Stocks — 98.8%

Consumer Discretionary — 21.8%
Advance Auto Parts, Inc.	1,122	$191,335
AutoZone, Inc.*	459	470,071
Capri Holdings Ltd. (United Kingdom)*	9,811	448,853
Chipotle Mexican Grill, Inc.*	778	552,621
Dollar Tree, Inc.*	292	30,672
Domino's Pizza, Inc.	646	166,733
Etsy, Inc.*	637	42,819
Expedia Group, Inc.	2,786	331,534
Foot Locker, Inc.	6,914	418,988
Gap, Inc. (The)	2,705	70,817
General Motors Co.	1,857	68,895
GrubHub, Inc.*	2,821	195,975
H&R Block, Inc.	17,332	414,928
Hasbro, Inc.	1,139	96,838
L Brands, Inc.	3,954	109,051
Lululemon Athletica, Inc. (Canada)*	1,147	187,959
Macy's, Inc.	3,219	77,353
McDonald's Corp.	458	86,974
Newell Brands, Inc.	4,445	68,186
Nordstrom, Inc.	1,537	68,212
Tesla, Inc.*	1,197	334,992
Tiffany & Co.	692	73,041
Ulta Beauty, Inc.*	1,697	591,795
Wynn Resorts Ltd.	2,310	275,629
Yum China Holdings, Inc. (China)	3,692	165,808
		5,540,079

Financials — 14.4%
AGNC Investment Corp.	34,880	627,840
Annaly Capital Management, Inc.	67,096	670,289
Cboe Global Markets, Inc.	7,815	745,864
CME Group, Inc.	1,988	327,185
Everest Re Group Ltd. (Bermuda)	2,339	505,130
MarketAxess Holdings, Inc.	3,163	778,351
		3,654,659

Utilities — 12.5%
Aqua America, Inc.	1,820	66,321
CMS Energy Corp.	2,000	111,080
Consolidated Edison, Inc.	8,737	740,985
Dominion Energy, Inc.	1,595	122,273
Edison International	9,197	569,478
Eversource Energy	9,092	645,077
NextEra Energy, Inc.	1,681	324,971
PG&E Corp.*	8,157	145,195
Public Service Enterprise Group, Inc.	1,220	72,480
Sempra Energy	3,103	390,544
		3,188,404

Consumer Staples — 12.5%
Bunge Ltd.	8,321	441,595
Campbell Soup Co.	16,875	643,444
Clorox Co. (The)	1,846	296,209
Coca-Cola European Partners PLC (United Kingdom)	1,524	78,852
General Mills, Inc.	6,457	334,150
Hershey Co. (The)	1,806	207,383
JM Smucker Co. (The)	2,145	249,892
Kellogg Co.	2,112	121,187
Kimberly-Clark Corp.	246	30,479
Kraft Heinz Co. (The)	3,016	98,472
Kroger Co. (The)	16,750	412,050
Lamb Weston Holdings, Inc.	2,456	184,053
Molson Coors Brewing Co. - Class B	1,369	81,661
		3,179,427

Health Care — 11.6%
Alnylam Pharmaceuticals, Inc.*	2,082	194,563
Bristol-Myers Squibb Co.	6,153	293,560
DENTSPLY SIRONA, Inc.	5,521	273,786
DexCom, Inc.*	2,283	271,905
Exact Sciences Corp.*	2,008	173,933
Exelixis, Inc.*	4,508	107,290
Humana, Inc.	1,737	462,042
Jazz Pharmaceuticals PLC (Ireland)*	1,978	282,755
Molina Healthcare, Inc.*	1,211	171,914
Nektar Therapeutics*	7,402	248,707
Neurocrine Biosciences, Inc.*	3,139	276,546
Sarepta Therapeutics, Inc.*	246	29,321
Universal Health Services, Inc. - Class B	1,193	159,588
		2,945,910

Real Estate — 8.3%
American Tower Corp. REIT	421	82,962
Crown Castle International Corp. REIT	1,796	229,888
Equinix, Inc. REIT	54	24,471
Extra Space Storage, Inc. REIT	7,315	745,472
HCP, Inc. REIT	1,483	46,418
Public Storage REIT	3,114	678,167
Realty, Income Corp. REIT	2,350	172,866
Ventas, Inc. REIT	1,887	120,409
		2,100,653

Industrials — 5.6%
Equifax, Inc.	607	71,929
General Electric Co.	46,443	463,966
Middleby Corp. (The)*	517	67,226
Nielsen Holdings PLC	12,611	298,502
WW Grainger, Inc.	1,775	534,151
		1,435,774

Materials — 4.7%
AXAlta Coating Systems Ltd.*	18,834	474,805
Newmont Mining Corp.	19,903	711,930
		1,186,735

Communication Services — 4.1%
Activision Blizzard, Inc.	706	32,144
Discovery, Inc. - Class C*	2,524	64,160
Snap, Inc. - Class A*	18,677	205,821
Twitter, Inc.*	2,485	81,707
Verizon Communications, Inc.	2,401	141,971

21

Touchstone Anti-Benchmark® US Core Equity Fund (Unaudited) (Continued)

	Shares	Market Value

Common Stocks — 98.8% (Continued)

Communication Services — (Continued)
Viacom, Inc. - Class B	18,049	$506,635
		1,032,438

Information Technology — 2.5%
Check Point Software Technologies Ltd. (Israel)*	307	38,832
National Instruments Corp.	2,362	104,778
Symantec Corp.	21,387	491,687
		635,297

Energy — 0.8%
Baker Hughes a GE Co.	7,734	214,386
Total Common Stocks		$25,113,762

Short-Term Investment Fund — 1.1%
Dreyfus Government Cash Management, Institutional Shares, 2.34%∞Ω	265,231	$265,231

Total Investment Securities — 99.9%
(Cost $24,635,290)		$25,378,993

Other Assets in Excess of Liabilities — 0.1%		36,187

Net Assets — 100.0%		$25,415,180

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:

Common Stocks	$25,113,762	$—	$—	$25,113,762
Short-Term Investment Fund	265,231	—	—	265,231
Total Assets	$25,378,993	$—	$—	$25,378,993

See accompanying Notes to Financial Statements.

22

Portfolio of Investments

Touchstone Arbitrage Fund – March 31, 2019 (Unaudited)

	Shares	Market Value

Common Stocks — 82.1%

Financials — 73.6%
Acamar Partners Acquisition Corp.*	124,928	$1,249,280
AMCI Acquisition Corp.*	40,922	411,675
ARYA Sciences Acquisition Corp.*	52,351	541,833
Capitol Investment Corp. IV - Class A*	150,666	1,533,780
CF Finance Acquisition Corp.*	97,981	999,406
ChaSerg Technology Acquisition Corp.*	54,563	551,086
Churchill Capital Corp. - Class A*	48,135	646,934
Collier Creek Holdings*	144,763	1,441,839
Crescent Acquisition Corp.*	130,000	1,300,000
DFB Healthcare Acquisitions Corp.*	97,169	986,265
DiamondPeak Holdings Corp.*	130,672	1,309,333
Far Point Acquisition Corp. - Class A*	95,390	949,131
FinTech Acquisition Corp. III*	93,983	957,687
Forum Merger II Corp.*	43,259	443,405
GigCapital, Inc.*	29,782	324,624
Gores Holdings III, Inc. - Class A*	176,798	1,743,228
Gores Holdings III, Inc.*†	501	5,185
Gores Metropoulos, Inc.*	154,344	1,580,483
Graf Industrial Corp.*	45,855	464,053
GS Acquisition Holdings Corp.*	138,465	1,452,498
Hennessy Capital Acquisition Corp. IV*	105,382	1,062,251
Legacy Acquisition Corp. - Class A*	76,914	772,217
Leisure Acquisition Corp.*	62,400	636,480
Leo Holdings Corp. (United Kingdom)*	106,465	1,102,977
Monocle Acquisition Corp.*	62,500	625,625
Mosaic Acquisition Corp. - Class A*	91,068	917,965
Mudrick Capital Acquisition Corp.*	53,963	569,310
Nebula Acquisition Corp.*	106,376	1,069,079
One Madison Corp. - Class A*	72,701	745,185
Pensare Acquisition Corp.*	27,702	284,500
Pivotal Acquisition Corp.*	112,500	1,141,875
Pure Acquisition Corp.*	112,422	1,126,468
Regalwood Global Energy Ltd.*	103,623	1,069,389
RMG Acquisition Corp.*	43,684	438,151
Saban Capital Acquisition Corp. - Class A*	44,638	458,879
Social Capital Hedosophia Holdings Corp.*	159,607	1,626,395
Spartan Energy Acquisition Corp. - Class A*	127,693	1,255,095
Tiberius Acquisition Corp.*	52,036	538,573
TKK Symphony Acquisition Corp. (Hong Kong)*	73,089	746,970
TPG Pace Holdings Corp. - Class A*	153,223	1,569,004
TPG Pace Holdings Corp.*	23,250	247,845
Trine Acquisition Corp.*	112,500	1,127,250
Tuscan Holdings Corp.*	75,959	789,214
Twelve Seas Investment Co. (United Kingdom)*	74,348	769,502
Vantage Energy Acquisition Corp.*	102,500	1,040,375
		40,622,299

Information Technology — 2.6%
GTY Govtech, Inc.*†	29,253	257,426
Mellanox Technologies Ltd. (Israel)*††	7,000	828,520
Verra Mobility Corp.*	31,101	370,102
		1,456,048

Consumer Discretionary — 2.4%
OneSpaworld Holdings Ltd.*†	34,684	473,783
Target Hospitality Corp.*	32,689	310,546
Waitr Holdings, Inc.*†	42,538	522,792
		1,307,121

Health Care — 1.8%
Celgene Corp.*	3,986	376,039
Immune Design Corp.*	45,715	267,433
Spark Therapeutics, Inc.*††	2,858	325,469
		968,941

Industrials — 1.0%
NRC Group Holdings Corp.*†	63,985	558,589
Energy — 0.7%
Altus Midstream Co. - Class A*	16,181	95,468
Magnolia Oil & Gas Corp.*	26,025	312,300
		407,768

Total Common Stocks		$45,320,766

Principal
Amount

	Corporate Bonds — 3.1%

	Materials — 1.4%
$750,000	USG Corp., 144a, 4.875%, 6/1/27	757,969

	Consumer Discretionary — 1.0%
500,000	Williams Scotsman International, Inc., 144a, 7.875%, 12/15/22	515,000

	Health Care — 0.7%
400,000	Celgene Corp., 3.250%, 8/15/22††	404,026
	Total Corporate Bonds	$1,676,995

Warrants — 6.3%

Financials — 4.7%
Black Ridge Acquisition Corp.,
Exp 10/25/22, Price $11.50*	102,995	30,899
Capitol Investment Corp. IV - Class A,
Exp 1/1/25, Price $11.50*	107,922	148,932
Churchill Capital Corp. - Class A,
Exp 10/29/23, Price $11.50*	43,666	143,224
Collier Creek Holdings - Class A,
Exp 11/26/23, Price $11.50*	94,679	105,094
Constellation Alpha Capital Corp., Exp
3/23/24, Price $11.50*	397,102	47,652
Far Point Acquisition Corp. - Class A,
Exp 6/1/25, Price $11.50*	131,560	164,450
Gores Holdings III, Inc. - Class A,
Exp 9/11/23, Price $11.50*	87,266	122,172

23

Touchstone Arbitrage Fund (Unaudited) (Continued)

	Shares	Market Value

Warrants — 6.3% (Continued)

Financials — (Continued)
Legacy Acquisition Corp. - Class A,
Exp 11/30/22, Price $11.50*	597,714	$179,314
Leo Holdings Corp. - Class A,
Exp 4/5/23, Price $11.50*	19,531	15,234
Mosaic Acquisition Corp. - Class A,
Exp 12/8/22, Price $11.50*	187,365	152,515
One Madison Corp. - Class A,
Exp 2/22/23, Price $11.50*	93,001	105,091
Pensare Acquisition Corp.,
Exp 8/8/22, Price $11.50*	199,373	39,875
Pure Acquisition Corp.,
Exp 4/17/23, Price $11.50*	218,211	237,850
Regalwood Global Energy Ltd.-
Class A, Exp 12/5/22, Price $11.50*	91,798	82,618
Saban Capital Acquisition Corp. -
Class A, Exp 9/21/21, Price $11.50*	128,631	424
Sentinel Energy Services, Inc. -
Class A, Exp 12/22/22, Price $11.50*	174,140	118,415
Social Capital Hedosophia Holdings
Corp., Exp 9/25/22, Price $11.50*	252,777	202,222
Spartan Energy Acquisition Corp. -
Class A, Exp 10/1/23, Price $11.50*	100,000	110,000
Thunder Bridge Acquisition Ltd. -
Class A, Exp 7/17/22, Price $11.50*	187,437	134,955
TPG Pace Holdings Corp. - Class A,
Exp 8/18/22, Price $11.50*	163,651	219,292
Trinity Merger Corp. - Class A,
Exp 5/31/23, Price $11.50*	295,000	85,550
Vantage Energy Acquisition Corp. -
Class A, Exp 4/12/24, Price $11.50*	261,747	60,202
VectoIQ Acquisition Corp.,
Exp 6/11/23, Price $11.50*	152,924	61,170
		2,567,150

Industrials — 0.4%
Concrete Pumping Holdings, Inc.,
Exp 12/6/23, Price $11.50*	1,575	1,890
NRC Group Holdings Corp.,
Exp 10/18/23, Price $11.50*	222,807	200,526
		202,416

Energy — 0.3%
Alta Mesa Resources, Inc. - Class A,
Exp 2/9/23, Price $11.50*	182,631	6,757
Altus Midstream Co. - Class A,
Exp 11/12/23, Price $11.50*	242,056	133,131
Magnolia Oil & Gas Corp.,
Exp 7/31/23, Price $11.50*	12,033	40,792
		180,680

Health Care — 0.3%
Agiliti, Inc.,
Exp 1/4/24, Price $11.50*	297,226	148,613
Organogenesis Holdings, Inc.,
Exp 12/10/23, Price $11.50*	107,054	31,046
		179,659

Information Technology — 0.3%
GTY Govtech, Inc.,
Exp 2/14/24, Price $11.50*	127,929	76,757
Verra Mobility Corp.,
Exp 10/17/23, Price $11.50*	32,716	98,148
		174,905

Consumer Discretionary — 0.3%
OneSpaworld Holdings Ltd.,
Exp 3/19/24, Price $11.50(A)*	46,208	107,665
Target Hospitality Corp.,
Exp 3/15/24, Price $11.50*	42,687	66,165
		173,830

Total Warrants		$3,478,640

Preferred Stock — 3.3%

Energy — 3.3%
NRC Group Holdings LLC, 144a,
7.000%(A)(B)	18,300	$1,830,000

	Number of Rights

Rights — 0.2%
Black Ridge Acquisition Corp.
Exp 7/1/19, Strike Price $11.50*	77,895	27,263
Pensare Acquisition Corp. Exp 5/1/19,
Strike Price $11.50*	205,398	53,403
Media General, Inc. Exp 12/31/23,
Strike Price $10.00(A)*	180,000	18,000
Total Rights		$98,666

	Number of Contracts	Notional Amount
Purchased Options — 0.0%
Purchased Put Options — 0.0%
SPDR S&P 500 ETF Trust.,
Strike @263.00,
Exp 04/19	78	$2,203,344	1,794
SPDR S&P 500 ETF Trust.,
Strike @280.00,
Exp 04/19	78	2,203,344	15,756
Total Purchased Options			$17,550

		Shares

Short-Term Investment Funds — 8.3%
Dreyfus Government Cash
Management, Institutional Shares, 2.34%∞Ω		2,951,625	2,951,625
Invesco Government & Agency
Portfolio, Institutional Class, 2.26%**∞Ω		1,621,820	1,621,820
Total Short-Term Investment Funds			$4,573,445
Total Long Positions
(Cost $56,254,367)			$56,996,062

24

 Touchstone Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Securities Sold Short — (1.4%)
Common Stock — (0.3%)

Health Care — (0.3%)
Bristol-Myers Squibb Co.	(3,986)	$(190,172)

Exchange - Traded Fund — (1.1%)
SPDR S&P Oil & Gas Exploration &
Production ETF	(19,619)	(603,088)

Total Securities Sold Short
(Proceeds $816,317)		$(793,260)

	Number
	of	Notional
	Contracts	Amount
Written Options — (0.1%)
Written Put Options — (0.0%)
SPDR S&P 500 ETF Trust.,
Strike @270.00,
Exp 04/19	(156)	(4,406,688)	(8,580)

Written Call Options — (0.1%)
SPDR S&P 500 ETF Trust.,
Strike @283.00,
Exp 04/19	(39)	(1,101,672)	(12,402)

Total Written Options
(Premiums received $37,861)			$(20,982)

Total — 101.8%			$56,181,820

Cash Collateral for Securities
Sold Short and Written Options — 1.1%			625,805

Liabilities in Excess of
Other Assets — (2.9%)			(1,631,285)

Net Assets — 100.0%			$55,176,340

(A)	Level 3-For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

(B)	Perpetual Bond - A bond with no definite maturity date.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2019 was $1,600,536.

††	All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of March 31, 2019 was $1,546,285.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

SPDR - Standard & Poor's Depositary Receipt

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $3,102,969 or 5.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$45,320,766	$—	$—	$45,320,766
Corporate Bonds	—	1,676,995	—	1,676,995
Warrants	3,133,125	237,850	107,665	3,478,640
Preferred Stock	—	—	1,830,000	1,830,000
Rights	80,666	—	18,000	98,666
Purchased Options Equity Contracts	17,550	—	—	17,550
Short-Term Investment Funds	4,573,445	—	—	4,573,445
Total Assets	$53,125,552	$1,914,845	$1,955,665	$56,996,062
Liabilities:
Securities Sold Short
Common Stock	$(190,172)	$—	$—	$(190,172)
Exchange-Traded Fund	(603,088)	—	—	(603,088)
Other Financial Instruments
Written Options Equity Contracts	(20,982)	—	—	(20,982)
Total Liabilities	$(814,242)	$—	$—	$(814,242)
Total	$52,311,310	$1,914,845	$1,955,665	$56,181,820

25

Touchstone Arbitrage Fund (Unaudited) (Continued)

Measurements Using Unobservable Inputs (Level 3)

		Prefered
Assets	Warrants	Stock	Rights	Total
Beginning balance September 30, 2018	$—	$—	$18,000	$18,000
Purchases & Sales	107,665	1,830,000	—	1,937,665
Net change in unrealized appreciation/depreciation	—	—	—	—
Ending balance March 31, 2019	$107,665	$1,830,000	$18,000	$1,955,665
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at March 31, 2019	$—	$—	$—	$—

			Valuation	Unobservable
Security Name	Security Type	Fair Value	Technique	Input
OneSpaworld Holdings Ltd., Exp 3/19/24, Price $11.50	Warrants	$107,665	Last Quoted Price	Delisted
NRC Group Holdings LLC	Preferred Stock	$1,830,000	Cost	New Issue
Media General, Inc. Exp 12/31/23, Strike Price $10.00	Rights	$18,000	Issuer Guidance	New Issue

See accompanying Notes to Financial Statements.

26

Portfolio of Investments

Touchstone High Yield Fund – March 31, 2019 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 98.0%

	Energy — 16.8%
$1,281,000	Ascent Resources Utica Holdings LLC /
	ARU Finance Corp., 144a,
	7.000%, 11/1/26	$1,231,361
584,000	Blue Racer Midstream LLC / Blue Racer
	Finance Corp., 144a,
	6.125%, 11/15/22	592,760
1,176,000	Blue Racer Midstream LLC / Blue Racer
	Finance Corp., 144a,
	6.625%, 7/15/26	1,199,520
200,000	Cheniere Corpus Christi Holdings LLC,
	5.125%, 6/30/27	209,750
638,000	Cheniere Corpus Christi Holdings LLC,
	5.875%, 3/31/25	693,825
500,000	Cheniere Corpus Christi Holdings LLC,
	7.000%, 6/30/24	564,400
795,000	Chesapeake Energy Corp.,
	4.875%, 4/15/22	783,075
761,000	Chesapeake Energy Corp.,
	5.750%, 3/15/23	743,878
171,000	Chesapeake Energy Corp.,
	7.000%, 10/1/24	170,572
725,000	Delek Logistics Partners LP / Delek
	Logistics Finance Corp.,
	6.750%, 5/15/25	717,750
524,000	Energy Transfer Operating LP,
	5.500%, 6/1/27	567,719
823,000	Ensco PLC (United Kingdom),
	7.750%, 2/1/26	694,406
460,000	Extraction Oil & Gas, Inc., 144a,
	5.625%, 2/1/26	353,050
997,000	FTS International, Inc., 6.250%, 5/1/22	964,598
687,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.625%, 6/15/24	659,520
1,101,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	1,109,258
506,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.250%, 5/15/26	478,170
1,343,000	Gulfport Energy Corp.,
	6.375%, 5/15/25	1,215,415
417,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 5.000%, 12/1/24	405,658
345,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 5.750%, 10/1/25	338,962
435,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 6.250%, 11/1/28	436,088
487,000	Magnolia Oil & Gas Operating LLC /
	Magnolia Oil & Gas Finance Corp.,
	144a, 6.000%, 8/1/26	491,870
951,000	Murphy Oil USA, Inc., 5.625%, 5/1/27	984,285
646,000	NGPL PipeCo LLC, 144a,
	7.768%, 12/15/37	775,200
1,338,000	Parkland Fuel Corp. (Canada), 144a,
	6.000%, 4/1/26	1,350,109
421,000	PDC Energy, Inc., 5.750%, 5/15/26	411,528
1,012,000	PDC Energy, Inc., 6.125%, 9/15/24	1,012,000
580,000	Peabody Energy Corp., 144a,
	6.000%, 3/31/22	584,350
477,000	Precision Drilling Corp. (Canada),
	7.750%, 12/15/23	490,118
270,000	Precision Drilling Corp. (Canada), 144a,
	7.125%, 1/15/26	267,722
185,000	QEP Resources, Inc., 5.375%, 10/1/22	180,838
99,000	QEP Resources, Inc., 5.625%, 3/1/26	89,595
340,000	Range Resources Corp.,
	5.000%, 8/15/22	336,600
1,052,000	SemGroup Corp. / Rose Rock Finance
	Corp., 5.625%, 11/15/23	987,933
1,379,000	Shelf Drilling Holdings Ltd. (Cayman
	Islands), 144a, 8.250%, 2/15/25	1,310,050
857,000	Southwestern Energy Co.,
	6.200%, 1/23/25	842,002
696,000	Southwestern Energy Co.,
	7.500%, 4/1/26	709,920
789,000	Sunoco LP / Sunoco Finance Corp.,
	144a, 6.000%, 4/15/27	792,708
225,000	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp., 144a,
	4.750%, 10/1/23	226,336
580,000	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp., 144a,
	5.500%, 9/15/24	594,500
253,000	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp., 144a,
	5.500%, 1/15/28	253,706
145,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	144a, 6.500%, 7/15/27	156,419
313,000	TerraForm Power Operating LLC, 144a,
	4.250%, 1/31/23	309,241
313,000	TerraForm Power Operating LLC, 144a,
	5.000%, 1/31/28	302,045
98,280	Transocean Guardian Ltd. (Cayman
	Islands), 144a, 5.875%, 1/15/24	99,754
552,800	Transocean Phoenix 2 Ltd. (Cayman
	Islands), 144a, 7.750%, 10/15/24	581,822
96,390	Transocean Pontus Ltd. (Cayman
	Islands), 144a, 6.125%, 8/1/25	97,595
554,000	Tullow Oil PLC (United Kingdom),
	144a, 7.000%, 3/1/25	557,296
2,401,000	Unit Corp., 6.625%, 5/15/21	2,304,960
378,000	Whiting Petroleum Corp.,
	5.750%, 3/15/21	382,347
470,000	Whiting Petroleum Corp.,
	6.250%, 4/1/23	472,350
		32,084,934

	Communication Services — 16.5%
1,499,000	Altice Financing SA (Luxembourg),
	144a, 6.625%, 2/15/23	1,532,727
463,000	Altice Financing SA (Luxembourg),
	144a, 7.500%, 5/15/26	456,981

27

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.0% (Continued)

	Communication Services — (Continued)
$824,000	Altice France SA (France), 144a,
	6.250%, 5/15/24	$830,180
334,000	Altice France SA (France), 144a,
	7.375%, 5/1/26	327,320
635,000	Altice France SA (France), 144a,
	8.125%, 2/1/27	642,144
265,000	AMC Networks, Inc., 4.750%, 8/1/25	263,012
292,000	AMC Networks, Inc., 5.000%, 4/1/24	293,431
735,000	Belo Corp., 7.250%, 9/15/27	784,612
339,000	Block Communications, Inc., 144a,
	6.875%, 2/15/25	351,289
337,000	C&W Senior Financing DAC (Ireland),
	144a, 6.875%, 9/15/27	337,842
975,000	C&W Senior Financing DAC (Ireland),
	144a, 7.500%, 10/15/26	1,004,250
769,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	803,605
297,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.125%, 5/1/27	298,856
505,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.375%, 5/1/25	521,412
975,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.750%, 2/15/26	1,020,094
480,000	CenturyLink, Inc., 5.625%, 4/1/25	464,400
584,000	CenturyLink, Inc., 5.800%, 3/15/22	594,950
436,000	CenturyLink, Inc., 6.450%, 6/15/21	453,985
25,000	CenturyLink, Inc., 6.750%, 12/1/23†	26,094
564,000	CenturyLink, Inc., 6.875%, 1/15/28	530,160
150,000	CommScope Finance LLC, 144a,
	5.500%, 3/1/24	153,418
741,000	CommScope Technologies LLC, 144a,
	5.000%, 3/15/27	657,030
628,000	CommScope Technologies LLC, 144a,
	5.500%, 6/15/24	614,875
441,000	CSC Holdings LLC, 5.250%, 6/1/24	447,615
400,000	CSC Holdings LLC, 144a,
	5.375%, 7/15/23	407,500
561,000	CSC Holdings LLC, 144a,
	5.500%, 5/15/26	575,923
533,000	CSC Holdings LLC, 144a,
	6.500%, 2/1/29	567,645
1,086,000	CSC Holdings LLC, 144a,
	7.750%, 7/15/25	1,164,735
1,723,000	DISH DBS Corp., 5.875%, 7/15/22	1,667,519
2,027,000	DISH DBS Corp., 6.750%, 6/1/21	2,089,837
489,000	EW Scripps Co. (The), 144a,
	5.125%, 5/15/25	465,772
192,000	Frontier Communications Corp.,
	8.500%, 4/15/20	187,680
1,241,000	Frontier Communications Corp.,
	10.500%, 9/15/22	946,262
298,000	Frontier Communications Corp., 144a,
	8.500%, 4/1/26	277,140
416,000	Intelsat Jackson Holdings SA
	(Luxembourg), 5.500%, 8/1/23	369,200
274,000	Netflix, Inc., 4.375%, 11/15/26	268,862
648,000	Nexstar Broadcasting, Inc., 144a,
	5.625%, 8/1/24	657,720
237,000	Nokia OYJ (Finland), 4.375%, 6/12/27	234,630
552,000	Qualitytech LP/QTS Finance Corp.,
	144a, 4.750%, 11/15/25	534,060
528,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	550,440
315,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	323,269
248,000	Sirius XM Radio, Inc., 144a,
	5.375%, 7/15/26	253,344
955,000	Sprint Capital Corp., 6.875%, 11/15/28	917,994
2,149,000	Sprint Corp., 7.125%, 6/15/24	2,181,235
223,000	Sprint Corp., 7.625%, 2/15/25	227,460
293,000	Sprint Corp., 7.625%, 3/1/26	296,956
353,000	Telecom Italia Capital SA
	(Luxembourg), 6.000%, 9/30/34	326,525
865,000	Telecom Italia Capital SA
	(Luxembourg), 6.375%, 11/15/33	834,725
222,000	Univision Communications, Inc., 144a,
	5.125%, 5/15/23	210,206
263,000	Univision Communications, Inc., 144a,
	5.125%, 2/15/25	244,919
174,000	UPCB Finance IV Ltd. (Cayman Islands),
	144a, 5.375%, 1/15/25	176,610
636,000	ViaSat, Inc., 144a, 5.625%, 9/15/25	608,970
575,000	Zayo Group LLC / Zayo Capital, Inc.,
	144a, 5.750%, 1/15/27	573,735
		31,551,155

	Consumer Discretionary — 14.9%
263,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a, 4.250%, 5/15/24	260,370
700,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a,
	5.000%, 10/15/25	691,460
661,000	ACCO Brands Corp., 144a,
	5.250%, 12/15/24	647,780
378,000	Ahern Rentals, Inc., 144a,
	7.375%, 5/15/23	348,232
462,000	AMN Healthcare, Inc., 144a,
	5.125%, 10/1/24	455,647
245,000	Aramark Services, Inc., 144a,
	5.000%, 2/1/28	243,991
446,000	Avis Budget Car Rental LLC / Avis
	Budget Finance, Inc.,
	5.500%, 4/1/23	449,345
1,173,000	Avon Products, Inc., 6.600%, 3/15/20	1,196,343
311,000	Booz Allen Hamilton, Inc., 144a,
	5.125%, 5/1/25	310,222
555,000	Brinker International, Inc.,
	3.875%, 5/15/23	532,106
534,000	Brinker International, Inc., 144a,
	5.000%, 10/1/24	523,331
249,000	Brookfield Residential Properties, Inc.
	(Canada), 144a, 6.375%, 5/15/25	239,040

28

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.0% (Continued)

	Consumer Discretionary — (Continued)
$247,000	Brookfield Residential Properties, Inc. /
	Brookfield Residential US Corp.
	(Canada), 144a, 6.125%, 7/1/22	$248,235
231,000	Cedar Fair LP / Canada's Wonderland
	Co. / Magnum Management Corp.,
	5.375%, 6/1/24	235,895
453,000	Central Garden & Pet Co.,
	5.125%, 2/1/28	415,628
1,029,000	Churchill Downs, Inc., 144a,
	4.750%, 1/15/28	978,836
395,000	Downstream Development Authority
	of the Quapaw Tribe of Oklahoma,
	144a, 10.500%, 2/15/23	408,331
247,000	GLP Capital LP / GLP Financing II, Inc.,
	5.250%, 6/1/25	258,732
243,000	GLP Capital LP / GLP Financing II, Inc.,
	5.375%, 11/1/23	255,804
510,000	GLP Capital LP / GLP Financing II, Inc.,
	5.375%, 4/15/26	532,899
1,015,000	Group 1 Automotive, Inc., 144a,
	5.250%, 12/15/23	1,020,075
481,000	Hanesbrands, Inc., 144a,
	4.625%, 5/15/24	482,299
612,000	Hertz Corp. (The), 5.875%, 10/15/20	611,847
509,000	Hertz Corp. (The), 7.375%, 1/15/21	508,364
540,000	Hertz Corp. (The), 144a,
	7.625%, 6/1/22	552,690
477,000	Hilton Domestic Operating Co., Inc.,
	144a, 5.125%, 5/1/26	485,009
551,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	572,351
445,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 1/15/27	456,125
265,000	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC, 144a,
	5.000%, 6/1/24	270,300
270,000	Lennar Corp., 4.125%, 1/15/22	272,362
402,000	Lennar Corp., 4.750%, 5/30/25	410,040
337,000	Lennar Corp., 4.750%, 11/29/27	337,158
183,000	Lennar Corp., 4.875%, 12/15/23	188,490
620,000	Lennar Corp., 5.375%, 10/1/22	646,350
168,000	Lennar Corp., 5.875%, 11/15/24	178,290
305,000	Live Nation Entertainment, Inc., 144a,
	4.875%, 11/1/24	306,906
191,000	Live Nation Entertainment, Inc., 144a,
	5.625%, 3/15/26	197,208
898,000	Mattel, Inc., 144a, 6.750%, 12/31/25	883,408
474,000	MDC Partners, Inc. (Canada), 144a,
	6.500%, 5/1/24	392,235
644,000	Meritage Homes Corp.,
	6.000%, 6/1/25	676,200
1,047,000	MGM Resorts International,
	6.000%, 3/15/23	1,104,585
546,000	New Home Co., Inc. (The),
	7.250%, 4/1/22	491,400
967,000	Party City Holdings, Inc., 144a,
	6.625%, 8/1/26†	962,165
193,000	Penske Automotive Group, Inc.,
	5.375%, 12/1/24	192,035
300,000	PulteGroup, Inc., 5.500%, 3/1/26	309,000
1,398,000	Quad/Graphics, Inc., 7.000%, 5/1/22	1,397,021
696,000	ServiceMaster Co. LLC (The), 144a,
	5.125%, 11/15/24	698,610
474,000	Sonic Automotive, Inc.,
	5.000%, 5/15/23	455,040
212,000	Sonic Automotive, Inc.,
	6.125%, 3/15/27	192,390
1,003,000	Taylor Morrison Communities, Inc. /
	Taylor Morrison Holdings II Inc.,
	144a, 5.625%, 3/1/24	990,192
353,000	United Rentals North America, Inc.,
	4.625%, 10/15/25	348,588
1,067,000	United Rentals North America, Inc.,
	5.875%, 9/15/26	1,103,011
220,000	United Rentals North America, Inc.,
	6.500%, 12/15/26	231,550
64,000	William Carter Co. (The), 144a,
	5.625%, 3/15/27	66,160
490,000	William Lyon Homes, Inc.,
	5.875%, 1/31/25	463,050
632,000	Wyndham Hotels & Resorts, Inc., 144a,
	5.375%, 4/15/26	641,480
		28,326,211

	Health Care — 10.1%
130,000	Acadia Healthcare Co., Inc.,
	5.125%, 7/1/22	130,325
1,194,000	Acadia Healthcare Co., Inc.,
	5.625%, 2/15/23	1,201,462
151,000	Bausch Health Americas, Inc., 144a,
	8.500%, 1/31/27	160,060
1,713,000	Bausch Health Cos, Inc. (Canada),
	144a, 5.875%, 5/15/23	1,734,412
1,019,000	Bausch Health Cos, Inc. (Canada),
	144a, 6.125%, 4/15/25	1,008,810
544,000	CHS/Community Health Systems, Inc.,
	6.250%, 3/31/23	511,850
1,184,000	DaVita, Inc., 5.125%, 7/15/24	1,169,200
1,050,000	Encompass Health Corp.,
	5.750%, 11/1/24	1,063,125
1,662,000	HCA, Inc., 5.375%, 2/1/25	1,761,720
325,000	HCA, Inc., 5.375%, 9/1/26	342,469
395,000	HCA, Inc., 5.875%, 2/15/26	426,600
228,000	HCA, Inc., 5.875%, 2/1/29	245,659
862,000	HLF Financing Sarl LLC / Herbalife
	International, Inc., 144a,
	7.250%, 8/15/26	887,860
1,076,000	Horizon Pharma USA, Inc., 144a,
	8.750%, 11/1/24	1,168,805

29

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.0% (Continued)

	Health Care — (Continued)
$966,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	4.875%, 4/15/20	$961,170
1,685,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.750%, 8/1/22†	1,567,050
983,000	MEDNAX, Inc., 144a, 5.250%, 12/1/23	995,288
823,000	MEDNAX, Inc., 144a, 6.250%, 1/15/27	831,230
562,000	Teleflex, Inc., 4.875%, 6/1/26	572,538
705,000	Tenet Healthcare Corp.,
	5.125%, 5/1/25	708,560
238,000	Tenet Healthcare Corp., 144a,
	6.250%, 2/1/27	247,056
1,389,000	Teva Pharmaceutical Finance
	Netherlands III BV (Netherlands),
	6.750%, 3/1/28	1,400,269
225,000	WellCare Health Plans, Inc., 144a,
	5.375%, 8/15/26	235,406
		19,330,924

	Consumer Staples — 7.6%
973,000	Albertsons Cos. LLC / Safeway, Inc. /
	New Albertson's Inc. / Albertson's
	LLC, 5.750%, 3/15/25	923,134
370,000	Albertsons Cos. LLC / Safeway, Inc. /
	New Albertsons LP / Albertson's
	LLC, 144a, 7.500%, 3/15/26	380,637
570,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.875%, 5/15/26	577,838
521,000	Beacon Roofing Supply, Inc., 144a,
	4.875%, 11/1/25	492,345
788,000	Carriage Services, Inc., 144a,
	6.625%, 6/1/26	805,730
1,550,000	Cimpress NV. (Netherlands), 144a,
	7.000%, 6/15/26	1,491,875
1,110,000	Cott Holdings, Inc., 144a,
	5.500%, 4/1/25	1,119,712
374,000	Cumberland Farms, Inc., 144a,
	6.750%, 5/1/25	388,960
648,000	First Quality Finance Co., Inc., 144a,
	5.000%, 7/1/25	630,199
455,000	H&E Equipment Services, Inc.,
	5.625%, 9/1/25	453,862
491,000	Ingles Markets, Inc., 5.750%, 6/15/23	500,206
234,000	JBS USA LUX SA / JBS USA Finance,
	Inc., 144a, 5.875%, 7/15/24	240,435
563,000	JBS USA LUX SA / JBS USA Finance,
	Inc., 144a, 6.750%, 2/15/28	582,705
416,000	Performance Food Group, Inc., 144a,
	5.500%, 6/1/24	419,640
1,127,000	Pilgrim's Pride Corp., 144a,
	5.750%, 3/15/25	1,138,270
816,000	Post Holdings, Inc., 144a,
	5.000%, 8/15/26	793,560
502,000	Post Holdings, Inc., 144a,
	5.625%, 1/15/28	498,235
1,917,000	Rite Aid Corp., 144a, 6.125%, 4/1/23	1,581,525
1,402,000	Staples, Inc., 144a, 8.500%, 9/15/25	1,529,932
		14,548,800

	Financials — 7.4%
180,000	Ally Financial, Inc., 5.750%, 11/20/25	191,720
926,000	Ally Financial, Inc., 8.000%, 11/1/31	1,141,295
791,000	Bank of America Corp., 6.100%(A)	836,965
616,000	Cooke Omega Investments, Inc. /
	Alpha VesselCo Holdings Inc.
	(Canada), 144a, 8.500%, 12/15/22	602,756
651,000	Credit Acceptance Corp.,
	7.375%, 3/15/23	676,226
528,000	Credit Acceptance Corp., 144a,
	6.625%, 3/15/26	536,765
691,000	GEO Group, Inc. (The),
	5.875%, 1/15/22	666,815
453,000	goeasy Ltd. (Canada), 144a,
	7.875%, 11/1/22	475,650
1,595,000	Goldman Sachs Group, Inc. (The).,
	Ser P, 5.000%(A)	1,473,381
470,000	Lions Gate Capital Holdings LLC, 144a,
	6.375%, 2/1/24	492,325
844,000	MetLife, Inc., Ser C, 5.250%(A)	851,039
642,000	MGIC Investment Corp.,
	5.750%, 8/15/23	678,112
730,000	Navient Corp., 5.500%, 1/25/23	730,912
1,113,000	Navient Corp., 5.875%, 10/25/24	1,076,828
459,000	Navient Corp., 6.500%, 6/15/22	478,364
782,000	Quicken Loans, Inc., 144a,
	5.250%, 1/15/28	732,148
386,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	387,351
430,000	Radian Group, Inc., 4.500%, 10/1/24	423,550
641,000	Springleaf Finance Corp.,
	5.625%, 3/15/23	649,814
293,000	Springleaf Finance Corp.,
	6.125%, 3/15/24	299,587
382,000	Springleaf Finance Corp.,
	6.875%, 3/15/25	393,938
328,000	Springleaf Finance Corp.,
	7.125%, 3/15/26	333,943
		14,129,484

	Industrials — 7.1%
502,000	Adient Global Holdings Ltd. (Jersey),
	144a, 4.875%, 8/15/26	367,715
520,000	AECOM Global II LLC / URS Fox US LP,
	5.000%, 4/1/22	528,128
774,000	Amsted Industries, Inc., 144a,
	5.375%, 9/15/24	762,390

30

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.0% (Continued)

	Industrials — (Continued)
$510,000	Ardagh Packaging Finance PLC /
	Ardagh Holdings USA, Inc. (Ireland),
	144a, 6.000%, 2/15/25	$510,000
376,000	Avolon Holdings Funding Ltd.
	(Cayman Islands), 144a,
	5.250%, 5/15/24	387,280
315,000	Ball Corp., 4.875%, 3/15/26	324,450
591,000	Bombardier, Inc. (Canada), 144a,
	6.000%, 10/15/22	596,171
622,000	Crown Americas LLC / Crown
	Americas Capital Corp. VI,
	4.750%, 2/1/26	624,986
552,000	Ford Motor Credit Co. LLC,
	5.584%, 3/18/24	559,878
796,000	Fortress Transportation &
	Infrastructure Investors LLC, 144a,
	6.750%, 3/15/22	809,930
287,000	James Hardie International Finance
	DAC (Ireland), 144a,
	4.750%, 1/15/25	282,695
612,000	JB Poindexter & Co., Inc., 144a,
	7.125%, 4/15/26	613,732
400,000	Louisiana-Pacific Corp.,
	4.875%, 9/15/24	399,000
701,000	New Enterprise Stone & Lime Co., Inc.,
	144a, 6.250%, 3/15/26	681,800
764,000	Novelis Corp., 144a, 5.875%, 9/30/26	761,135
191,000	Novelis Corp., 144a, 6.250%, 8/15/24	195,298
568,000	Park Aerospace Holdings Ltd.
	(Cayman Islands), 144a,
	5.250%, 8/15/22	582,143
836,000	Plastipak Holdings, Inc., 144a,
	6.250%, 10/15/25	781,660
450,000	Silgan Holdings, Inc., 4.750%, 3/15/25	441,562
989,000	Standard Industries, Inc./NJ, 144a,
	5.375%, 11/15/24	1,013,725
549,000	Standard Industries, Inc./NJ, 144a,
	6.000%, 10/15/25	574,852
439,000	Triumph Group, Inc., 4.875%, 4/1/21	428,025
270,000	Triumph Group, Inc., 5.250%, 6/1/22	259,200
982,000	XPO Logistics, Inc., 144a,
	6.750%, 8/15/24	1,001,640
		13,487,395

	Materials — 6.3%
200,000	Alcoa Nederland Holding BV
	(Netherlands), 144a,
	6.125%, 5/15/28	206,000
876,000	Alcoa Nederland Holding BV
	(Netherlands), 144a,
	7.000%, 9/30/26	944,433
523,000	Cascades, Inc. (Canada), 144a,
	5.500%, 7/15/22	525,615
441,000	Cascades, Inc. (Canada), 144a,
	5.750%, 7/15/23	439,898
300,000	Commercial Metals Co.,
	4.875%, 5/15/23	300,750
668,000	Commercial Metals Co.,
	5.750%, 4/15/26	666,330
761,000	CVR Partners LP / CVR Nitrogen
	Finance Corp., 144a,
	9.250%, 6/15/23	797,148
921,000	Freeport-McMoRan, Inc.,
	3.875%, 3/15/23	907,747
366,000	Freeport-McMoRan, Inc.,
	6.875%, 2/15/23	387,960
1,079,000	Hudbay Minerals, Inc. (Canada), 144a,
	7.250%, 1/15/23	1,116,765
111,000	Kaiser Aluminum Corp.,
	5.875%, 5/15/24	114,052
910,000	Kinross Gold Corp. (Canada),
	4.500%, 7/15/27	864,500
730,000	NOVA Chemicals Corp. (Canada), 144a,
	4.875%, 6/1/24	717,225
873,000	NOVA Chemicals Corp. (Canada), 144a,
	5.250%, 8/1/23	877,365
889,000	Nufarm Australia Ltd. / Nufarm
	Americas, Inc. (Australia), 144a,
	5.750%, 4/30/26	822,325
284,000	Olin Corp., 5.000%, 2/1/30	276,190
394,000	Steel Dynamics, Inc., 4.125%, 9/15/25	385,135
251,000	Steel Dynamics, Inc., 5.000%, 12/15/26	256,334
588,000	Teck Resources Ltd. (Canada),
	6.250%, 7/15/41	625,874
906,000	Tronox, Inc., 144a, 6.500%, 4/15/26	864,686
		12,096,332

	Information Technology — 4.2%
671,000	CDK Global, Inc., 4.875%, 6/1/27	670,161
469,000	CDW LLC / CDW Finance Corp.,
	5.500%, 12/1/24	493,036
1,067,000	Dell International LLC / EMC Corp.,
	144a, 7.125%, 6/15/24	1,131,395
711,000	EMC Corp., 3.375%, 6/1/23	689,924
464,000	Harland Clarke Holdings Corp., 144a,
	6.875%, 3/1/20	458,200
34,000	Harland Clarke Holdings Corp., 144a,
	8.375%, 8/15/22	30,658
211,000	j2 Cloud Services LLC / j2 Global
	Co.-Obligor, Inc., 144a,
	6.000%, 7/15/25	219,176
181,000	Match Group, Inc., 144a,
	5.000%, 12/15/27	182,358
600,000	NCR Corp., 4.625%, 2/15/21	598,950
652,000	Netflix, Inc., 4.875%, 4/15/28	645,480
776,000	Open Text Corp. (Canada), 144a,
	5.875%, 6/1/26	810,920
1,016,000	SS&C Technologies, Inc., 144a,
	5.500%, 9/30/27	1,026,160
954,000	VeriSign, Inc., 4.750%, 7/15/27	954,114
117,000	Xerox Corp., 4.070%, 3/17/22	115,538
		8,026,070

31

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.0% (Continued)

	Real Estate — 4.0%
$1,087,000	CoreCivic, Inc. REIT, 4.625%, 5/1/23	$1,046,238
549,000	CoreCivic, Inc. REIT, 4.750%, 10/15/27	466,996
968,000	CoreCivic, Inc. REIT, 5.000%, 10/15/22	953,480
277,000	CyrusOne LP / CyrusOne Finance
	Corp., REIT, 5.375%, 3/15/27	286,612
263,000	Equinix, Inc. REIT, 5.375%, 5/15/27	276,229
504,000	ESH Hospitality, Inc. REIT, 144a,
	5.250%, 5/1/25	500,638
997,000	Iron Mountain, Inc. REIT,
	5.750%, 8/15/24	1,006,970
946,000	MGM Growth Properties Operating
	Partnership LP / MGP Finance
	Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	983,840
496,000	MPT Operating Partnership LP / MPT
	Finance Corp., REIT, 5.250%, 8/1/26	510,260
202,000	MPT Operating Partnership LP / MPT
	Finance Corp., REIT, 5.500%, 5/1/24	207,050
1,362,000	Sabra Health Care LP REIT,
	5.125%, 8/15/26	1,333,280
		7,571,593

	Utilities — 3.1%
1,215,000	Calpine Corp., 144a, 5.250%, 6/1/26	1,208,925
500,000	Calpine Corp., 144a, 5.875%, 1/15/24	512,500
828,000	Clearway Energy Operating LLC, 144a,
	5.750%, 10/15/25	831,105
869,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 7.500%, 11/1/23	899,067
198,000	NRG Energy, Inc., 5.750%, 1/15/28	209,880
604,000	Rockpoint Gas Storage Canada Ltd.
	(Canada), 144a, 7.000%, 3/31/23	598,715
63,000	Superior Plus LP / Superior General
	Partner, Inc. (Canada), 144a,
	7.000%, 7/15/26	64,024
1,451,000	Vistra Operations Co. LLC, 144a,
	5.625%, 2/15/27	1,509,040
		5,833,256
	Total Corporate Bonds	$186,986,154

Shares

	Short-Term Investment Funds — 2.0%
1,162,733	Dreyfus Government Cash
	Management, Institutional Shares,
	2.34%∞Ω	1,162,733
2,606,310	Invesco Government & Agency
	Portfolio, Institutional Class,
	2.26%**∞Ω	2,606,310
	Total Short-Term Investment Funds	$3,769,043

	Total Investment Securities — 100.0%
	(Cost $191,548,932)	$190,755,197

	Liabilities in Excess of
	Other Assets — 0.0%	(68,381)
	Net Assets — 100.0%	$190,686,816

(A)	Perpetual Bond - A bond with no definite maturity date.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2019 was $2,528,926.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

DAC - Designated Activity Company

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $95,443,956 or 50.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

32

Touchstone High Yield Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$186,986,154	$—	$186,986,154
Short-Term Investment Funds	3,769,043	—	—	3,769,043
Total	$3,769,043	$186,986,154	$—	$190,755,197

See accompanying Notes to Financial Statements.

33

Portfolio of Investments

Touchstone Impact Bond Fund – March 31, 2019 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 34.3%

	Industrials — 10.5%
$2,829,226	American Airlines 2016-3 Class AA
	Pass Through Trust,
	3.000%, 10/15/28	$2,735,087
15,853	Burlington Northern and Santa Fe
	Railway Co. 2004-1 Pass Through
	Trust, 4.575%, 1/15/21	16,113
147,122	Burlington Northern and Santa Fe
	Railway Co. 2005-3 Pass Through
	Trust, 4.830%, 1/15/23	151,393
998,712	Burlington Northern and Santa Fe
	Railway Co. 2005-4 Pass Through
	Trust, 4.967%, 4/1/23	1,032,636
539,271	Continental Airlines 2000-2 Class A-1
	Pass Through Trust, 7.707%, 4/2/21	555,773
1,007,343	Continental Airlines 2007-1 Class A
	Pass Through Trust, 5.983%, 4/19/22	1,059,624
680,337	Continental Airlines 2012-2 Class A
	Pass Through Trust,
	4.000%, 10/29/24	691,699
1,904,408	CSX Transportation, Inc.,
	6.251%, 1/15/23	2,070,484
545,244	Delta Air Lines 2007-1 Class B Pass
	Through Trust, 8.021%, 8/10/22	600,859
335,896	Delta Air Lines 2010-2 Class A Pass
	Through Trust, 4.950%, 5/23/19	336,702
596,949	Federal Express Corp. 1999 Pass
	Through Trust, 7.650%, 1/15/23	639,752
2,583,000	GATX Corp., 3.250%, 3/30/25	2,462,870
2,000,000	John Deere Capital Corp. MTN,
	2.800%, 9/8/27	1,956,714
1,180,000	Kansas City Southern, 3.000%, 5/15/23	1,181,583
1,475,000	Kansas City Southern, 3.125%, 6/1/26	1,417,854
1,941,000	Norfolk Southern Corp.,
	2.903%, 2/15/23	1,942,389
1,408,000	Republic Services, Inc.,
	5.250%, 11/15/21	1,494,214
1,330,000	SBA Tower Trust, 144a,
	3.168%, 4/11/22	1,322,834
1,145,306	Southwest Airlines Co. 2007-1 Pass
	Through Trust, 6.150%, 8/1/22	1,207,671
842,704	Union Pacific Railroad Co. 2003 Pass
	Through Trust, 4.698%, 1/2/24	873,273
451,617	Union Pacific Railroad Co. 2006 Pass
	Through Trust, 5.866%, 7/2/30	501,942
1,644,000	United Rentals North America, Inc.,
	5.750%, 11/15/24	1,689,210
1,616,000	Waste Management, Inc.,
	2.400%, 5/15/23	1,588,575
		27,529,251

	Financials — 8.4%
2,444,000	Aflac, Inc., 3.250%, 3/17/25	2,474,745
2,600,000	American Express Co.,
	2.650%, 12/2/22	2,584,998
2,803,000	Delphi Financial Group, Inc.,
	7.875%, 1/31/20	2,908,963
1,786,362	Fishers Lane Associates LLC, 144a,
	3.666%, 8/5/30	1,808,449
1,950,000	KeyBank NA/Cleveland OH,
	3.350%, 6/15/21	1,979,357
2,106,000	National Rural Utilities Cooperative
	Finance Corp., 3.400%, 11/15/23	2,159,133
900,000	Nationwide Financial Services, Inc.,
	144a, 5.375%, 3/25/21	935,987
708,000	Nationwide Mutual Insurance Co.,
	144a, 9.375%, 8/15/39	1,116,255
1,291,000	PNC Bank NA, 2.500%, 1/22/21	1,289,730
1,398,000	Torchmark Corp., 3.800%, 9/15/22	1,423,687
2,000,000	USB Capital IX, 3.807%(A)	1,570,000
2,000,000	Wachovia Capital Trust III, 5.570%(A)	1,974,100
		22,225,404

	Utilities — 7.4%
1,623,000	California Water Service Co.,
	5.500%, 12/1/40	1,902,166
1,598,000	Commonwealth Edison Co.,
	5.900%, 3/15/36	1,955,641
1,780,000	Dominion Energy, Inc., (3M LIBOR
	+2.300%), 4.901%, 9/30/66(B)	1,637,600
2,080,000	Duke Energy Progress LLC,
	6.300%, 4/1/38	2,725,342
1,904,000	Entergy Louisiana LLC,
	4.440%, 1/15/26	2,017,900
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,700,253
319,771	Kiowa Power Partners LLC, 144a,
	5.737%, 3/30/21	324,240
2,000,000	NextEra Energy Capital Holdings, Inc.,
	(3M LIBOR +2.068%),
	4.659%, 10/1/66(B)	1,740,000
2,926,000	PacifiCorp., 8.050%, 9/1/22	3,391,684
1,983,000	South Carolina Electric & Gas Co.,
	4.600%, 6/15/43	2,155,344
		19,550,170

	Energy — 2.7%
786,000	Apache Corp., 3.250%, 4/15/22	786,620
1,253,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	1,285,891
1,530,000	Newfield Exploration Co.,
	5.750%, 1/30/22	1,632,678
592,000	Spectra Energy Partners LP,
	3.500%, 3/15/25	591,992
1,914,000	Tennessee Valley Authority,
	4.650%, 6/15/35	2,257,563
500,000	Texas Eastern Transmission LP,
	7.000%, 7/15/32	620,282
		7,175,026

	Consumer Discretionary — 2.0%
2,347,000	Ford Motor Credit Co. LLC,
	4.375%, 8/6/23	2,297,840
990,000	PulteGroup, Inc., 7.875%, 6/15/32	1,113,750

34

Touchstone Impact Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 34.3% (Continued)

	Consumer Discretionary — (Continued)
$1,300,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	$1,390,589
466,000	Service Corp. International,
	5.375%, 5/15/24	478,232
		5,280,411

	Health Care — 1.7%
2,566,363	CVS Pass-Through Trust,
	6.036%, 12/10/28	2,799,212
1,650,000	HCA, Inc., 4.250%, 10/15/19	1,658,468
		4,457,680

	Consumer Staples — 0.6%
1,500,000	Kroger Co. (The), 3.850%, 8/1/23	1,545,728

	Communication Services — 0.5%
1,250,000	Verizon Communications, Inc.,
	5.012%, 4/15/49	1,364,739

	Real Estate — 0.5%
1,242,000	Crown Castle International Corp. REIT,
	4.300%, 2/15/29	1,280,133
	Total Corporate Bonds	$90,408,542

	U.S. Government Agency Obligations — 25.8%
8,735	Astro Offshore Corp., (Bahamas),
	6.000%, 12/20/19	8,816
1,253,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,351,977
1,406,353	Helios Leasing I LLC, 1.734%, 7/24/24	1,370,951
1,216,000	Matson Navigation Co., Inc.,
	5.337%, 9/4/28	1,327,503
1,095,000	Petroleos Mexicanos (Mexico),
	2.290%, 2/15/24	1,083,842
1,885,579	Reliance Industries Ltd. (India),
	1.870%, 1/15/26	1,833,472
59,129	Small Business Administration
	Participation Certificates, Ser
	2002-20H, Class 1, 5.310%, 8/1/22	60,361
20,904	Small Business Administration
	Participation Certificates, Ser
	2003-20D, Class 1, 4.760%, 4/1/23	21,402
18,064	Small Business Administration
	Participation Certificates, Ser
	2004-20D, Class 1, 4.770%, 4/1/24	18,528
168,128	Small Business Administration
	Participation Certificates, Ser
	2004-20K, Class 1, 4.880%, 11/1/24	173,189
65,887	Small Business Administration
	Participation Certificates, Ser
	2005-20H, Class 1, 5.110%, 8/1/25	68,136
527,703	Small Business Administration
	Participation Certificates, Ser
	2006-20B, Class 1, 5.350%, 2/1/26	552,566
225,505	Small Business Administration
	Participation Certificates, Ser
	2006-20H, Class 1, 5.700%, 8/1/26	236,633
321,103	Small Business Administration
	Participation Certificates, Ser
	2006-20K, Class 1, 5.360%, 11/1/26	334,099
446,397	Small Business Administration
	Participation Certificates, Ser
	2006-20L, Class 1, 5.120%, 12/1/26	462,191
388,081	Small Business Administration
	Participation Certificates, Ser
	2007-20A, Class 1, 5.320%, 1/1/27	403,303
521,417	Small Business Administration
	Participation Certificates, Ser
	2007-20E, Class 1, 5.310%, 5/1/27	545,993
156,598	Small Business Administration
	Participation Certificates, Ser
	2007-20F, Class 1, 5.710%, 6/1/27	164,525
443,203	Small Business Administration
	Participation Certificates, Ser
	2007-20L, Class 1, 5.290%, 12/1/27	459,646
317,067	Small Business Administration
	Participation Certificates, Ser
	2008-20A, Class 1, 5.170%, 1/1/28	332,780
665,656	Small Business Administration
	Participation Certificates, Ser
	2008-20K, Class 1, 6.770%, 11/1/28	717,044
782,141	Small Business Administration
	Participation Certificates, Ser
	2009-20B, Class 1, 4.760%, 2/1/29	815,603
1,138,669	Small Business Administration
	Participation Certificates, Ser
	2009-20C, Class 1, 4.660%, 3/1/29	1,184,395
383,173	Small Business Administration
	Participation Certificates, Ser
	2009-20D, Class 1, 4.310%, 4/1/29	397,823
753,733	Small Business Administration
	Participation Certificates, Ser
	2009-20E, Class 1, 4.430%, 5/1/29	774,512
444,059	Small Business Administration
	Participation Certificates, Ser
	2009-20F, Class 1, 4.950%, 6/1/29	466,408
710,218	Small Business Administration
	Participation Certificates, Ser
	2009-20J, Class 1, 3.920%, 10/1/29	736,593
1,368,727	Small Business Administration
	Participation Certificates, Ser
	2010-20F, Class 1, 3.880%, 6/1/30	1,417,801
1,206,518	Small Business Administration
	Participation Certificates, Ser
	2010-20I, Class 1, 3.210%, 9/1/30	1,217,043
570,222	Small Business Administration
	Participation Certificates, Ser
	2012-10C, Class 1, 1.240%, 5/1/22	562,250
3,614,273	Small Business Administration
	Participation Certificates, Ser
	2013-20C, Class 1, 2.220%, 3/1/33	3,495,549

35

Touchstone Impact Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 25.8%
	(Continued)
$2,510,208	Small Business Administration
	Participation Certificates, Ser
	2013-20E, Class 1, 2.070%, 5/1/33	$2,413,471
2,311,947	Small Business Administration
	Participation Certificates, Ser
	2013-20G, Class 1, 3.150%, 7/1/33	2,327,172
1,962,172	Small Business Administration
	Participation Certificates, Ser
	2014-20H, Class 1, 2.880%, 8/1/34	1,978,512
1,608,123	Small Business Administration
	Participation Certificates, Ser
	2014-20K, Class 1, 2.800%, 11/1/34	1,613,738
2,469,630	Small Business Administration
	Participation Certificates, Ser
	2015-20I, Class 1, 2.820%, 9/1/35	2,460,583
3,499,040	Small Business Administration
	Participation Certificates, Ser
	2016-20A, Class 1, 2.780%, 1/1/36	3,478,972
2,010,413	Small Business Administration
	Participation Certificates, Ser
	2017-10A, Class 1, 2.845%, 3/10/27	2,019,530
2,597,987	Small Business Administration
	Participation Certificates, Ser
	2017-10B, Class 1, 2.518%, 9/10/27	2,568,820
3,207,319	Small Business Administration
	Participation Certificates, Ser
	2017-20E, Class 1, 2.880%, 5/1/37	3,210,230
3,045,051	Small Business Administration
	Participation Certificates, Ser
	2017-20F, Class 1, 2.810%, 6/1/37	3,033,684
3,214,991	Small Business Administration
	Participation Certificates, Ser
	2017-20K, Class 1, 2.790%, 11/1/37	3,199,604
2,858,111	Small Business Administration
	Participation Certificates, Ser
	2017-20L, Class 1, 2.780%, 12/1/37	2,841,857
2,700,544	Small Business Administration
	Participation Certificates, Ser
	2018-20C, Class 1, 3.200%, 3/1/38	2,739,383
2,531,000	Small Business Administration
	Participation Certificates, Ser
	2018-25D, Class 1, 3.890%, 10/1/43	2,642,134
2,565,000	Small Business Administration
	Participation Certificates, Ser
	2019-20A, Class 1, 3.370%, 1/1/39	2,634,538
2,800,000	Small Business Administration
	Participation Certificates, Ser
	2019-25B, Class 1, 3.450%, 2/1/44	2,794,031
27,597	Sterling Equipment, 6.125%, 9/28/19	27,947
1,036,412	Tagua Leasing LLC, 1.581%, 11/16/24	1,005,784
845,000	Totem Ocean Trailer Express, Inc.,
	6.365%, 4/15/28	962,263
1,246,000	Vessel Management Services, Inc.,
	5.125%, 4/16/35	1,397,829
	Total U.S. Government Agency
	Obligations	$67,945,016

	Agency Collateralized Mortgage
	Obligations — 15.7%
2,870,079	FHLMC Multifamily Structured Pass
	Through Certificates, Ser KW03
	Class A1, 2.617%, 12/25/26	2,845,176
1,020,037	FREMF Mortgage Trust, Ser 2012-K19,
	Class B, 144a, 4.030%, 5/25/45(B)(C)	1,050,914
2,000,000	FREMF Mortgage Trust, Ser 2012-K23,
	Class B, 144a, 3.656%, 10/25/45(B)(C)	2,046,769
1,200,000	FREMF Mortgage Trust, Ser 2012-K710,
	Class B, 144a, 3.933%, 6/25/47(B)(C)	1,197,894
1,300,000	FREMF Mortgage Trust, Ser 2013-K30,
	Class B, 144a, 3.558%, 6/25/45(B)(C)	1,317,650
1,528,000	FREMF Mortgage Trust, Ser 2014-K716,
	Class B, 144a, 3.949%, 8/25/47(B)(C)	1,558,473
1,838,929	FRESB Mortgage Trust, Ser 2015-SB9,
	Class A5, (1M LIBOR +0.700%),
	2.425%, 11/25/35(B)	1,830,472
1,253,941	FRESB Mortgage Trust, Ser 2016-SB17,
	Class A5H, 2.160%, 5/25/36(B)(C)	1,238,860
2,124,560	FRESB Mortgage Trust, Ser 2017-SB27,
	Class A10F, 3.090%, 1/25/27(B)(C)	2,139,408
2,403,643	FRESB Mortgage Trust, Ser 2018-SB46,
	Class A10F, 3.300%, 12/25/27(B)(C)	2,436,932
2,600,000	GNMA, Ser 2011-142, Class B,
	3.485%, 2/16/44(B)(C)	2,610,729
2,729,341	GNMA, Ser 2012-1, Class C,
	3.310%, 11/16/49	2,728,350
2,975,000	GNMA, Ser 2012-46, Class C,
	3.176%, 5/16/50(B)(C)	2,970,143
1,593,710	GNMA, Ser 2012-53, Class AC,
	2.381%, 12/16/43	1,562,571
977,350	GNMA, Ser 2013-40, Class AC,
	1.584%, 1/16/46	930,606
2,540,000	GNMA, Ser 2015-32, Class HG,
	3.000%, 9/16/49(B)(C)	2,364,809
3,131,878	GNMA, Ser 2015-37, Class AD,
	2.600%, 11/16/55	3,040,591
3,512,000	GNMA, Ser 2015-73, Class B,
	2.700%, 10/16/55(B)(C)	3,259,259
2,574,794	GNMA, Ser 2017-46, Class AB,
	2.600%, 1/16/52	2,477,120
1,841,539	GNMA, Ser 2017-H11, Class FV, (1M
	LIBOR +0.500%), 3.009%, 5/20/67(B)	1,841,830
	Total Agency Collateralized
	Mortgage Obligations	$41,448,556

	Municipal Bonds — 6.5%

	California — 1.8%
708,911	California HFA Residential Mortgage
	Revenue, Ser A, 2.900%, 2/1/42	707,486
1,225,000	City of San Francisco Public Utilities
	Commission Water Revenue, Build
	America Bonds, 6.950%, 11/1/50	1,790,387
1,710,000	East Bay Municipal Utility District
	Water System Revenue, Build
	America Bonds Sub, 5.874%, 6/1/40	2,250,480
		4,748,353

36

Touchstone Impact Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 6.5% (Continued)

	Florida — 0.4%
$1,028,324	Florida State HFC Revenue,
	Homeownership Mortgage Special
	Project, 2.800%, 7/1/41	$1,014,185

	Louisiana — 0.6%
1,688,954	Louisiana State Housing Corp.,
	Revenue, 2.875%, 11/1/38	1,662,336

	Missouri — 0.3%
650,000	Missouri State Housing Development
	Commission, Special
	Homeownership Loan Program, Ser
	C, 2.650%, 11/1/40	637,995

	New York — 0.6%
1,400,000	Port Authority of New York and New
	Jersey, Cons One Hundred
	Sixty-Eight, 4.926%, 10/1/51	1,689,366

	Ohio — 0.6%
1,555,000	Ohio State HFA, Revenue, Ser 1,
	2.650%, 11/1/41	1,522,687

	Texas — 1.1%
1,770,000	Dallas Area Rapid Transit, Revenue,
	Build America Bonds, Ser B,
	5.999%, 12/1/44	2,364,578
605,000	Texas State Department of Housing &
	Community Affairs, Revenue, Ser A,
	2.800%, 3/1/36	596,221
		2,960,799

	Virginia — 0.4%
947,595	Virginia State Housing Development
	Authority, Pass Thru Ser B,
	2.750%, 4/25/42	932,538

	Washington — 0.7%
1,515,000	State of Washington, Build America
	Bonds, Ser D, UTGO, 5.481%, 8/1/39	1,877,282
	Total Municipal Bonds	$17,045,541

	U.S. Government Mortgage-Backed
	Obligations — 5.9%
1,562,565	FHLMC, Pool #W30008,
	7.645%, 5/1/25	1,750,100
196,976	FNMA, Pool #465711, 4.680%, 8/1/28	216,429
1,469,799	FNMA, Pool #469616, 3.500%, 11/1/21	1,506,008
104,047	FNMA, Pool #874210, 5.260%, 1/1/25	108,331
755,615	FNMA, Pool #888829, 5.900%, 6/1/37	837,008
215,737	FNMA, Pool #AD0166, 4.785%, 8/1/19	216,551
510,274	FNMA, Pool #AD0342, 4.647%, 10/1/19	513,060
495,964	FNMA, Pool #AD0786, 4.501%, 1/1/20	500,542
263,355	FNMA, Pool #AD0910, 4.596%, 4/1/20	265,943
30,543	FNMA, Pool #AE0209, 4.380%, 6/1/20	31,023
292,750	FNMA, Pool #AE0446, 4.041%, 9/1/20	297,174
1,576,355	FNMA, Pool #AH8854, 4.500%, 4/1/41	1,666,142
1,700,304	FNMA, Pool #AM0157, 2.680%, 2/1/22	1,704,881
3,359,000	FNMA, Pool #AN3613, 2.680%, 12/1/26	3,327,823
672,658	FNMA, Pool #AT0924, 2.000%, 3/1/28	649,620
1,829,229	FNMA, Pool #BC0153, 4.000%, 1/1/46	1,891,449
	Total U.S. Government
	Mortgage-Backed Obligations	$15,482,084

	U.S. Treasury Obligations — 5.8%
5,000,000	U.S. Treasury Note, 3.125%, 11/15/28	5,303,711
10,429,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/43(D)	5,272,504
5,379,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/45(D)	2,560,480
4,862,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/48(D)	2,109,840
	Total U.S. Treasury Obligations	$15,246,535

	Asset-Backed Securities — 1.9%
1,274,073	321 Henderson Receivables I LLC, Ser
	2012-1A, Class A, 144a,
	4.210%, 2/16/65	1,345,401
1,149,354	321 Henderson Receivables I LLC, Ser
	2012-2A, Class A, 144a,
	3.840%, 10/15/59	1,189,736
1,448,428	321 Henderson Receivables I LLC, Ser
	2015-2A, Class A, 144a,
	3.870%, 3/15/58	1,493,062
70,985	FPL Recovery Funding LLC, Ser
	2007-A, Class A4, 5.256%, 8/1/21	71,181
962,438	JCP&L Transition Funding II LLC, Ser
	2006-A, Class A4, 5.610%, 6/5/23	991,797
	Total Asset-Backed Securities	$5,091,177

	Commercial Mortgage-Backed Security — 0.1%
447,395	CD Commercial Mortgage Trust, Ser
	2006-CD3, Class AJ,
	5.688%, 10/15/48	$254,810

Shares

	Short-Term Investment Fund — 3.3%
8,742,839	Dreyfus Government Cash
	Management, Institutional Shares,
	2.34%∞Ω	$8,742,839

	Total Investment Securities — 99.3%
	(Cost $261,615,756)	$261,665,100

	Other Assets in Excess of
	Liabilities — 0.7%	1,934,479

	Net Assets — 100.0%	$263,599,579

(A)	Perpetual Bond - A bond with no definite maturity date.

37

Touchstone Impact Bond Fund (Unaudited) (Continued)

(B)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2019.

(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(D)	Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

FRESB - Freddie Mac Multifamily Securitization Small Balance Loan

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

REIT - Real Estate Investment Trust

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $16,707,664 or 6.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$90,408,542	$—	$90,408,542
U.S. Government Agency Obligations	—	67,945,016	—	67,945,016
Agency Collateralized Mortgage Obligations	—	41,448,556	—	41,448,556
Municipal Bonds	—	17,045,541	—	17,045,541
U.S. Government Mortgage-Backed Obligations	—	15,482,084	—	15,482,084
U.S. Treasury Obligations	—	15,246,535	—	15,246,535
Asset-Backed Securities	—	5,091,177	—	5,091,177
Commercial Mortgage-Backed Security	—	254,810	—	254,810
Short-Term Investment Fund	8,742,839	—	—	8,742,839
Total	$8,742,839	$252,922,261	$—	$261,665,100

See accompanying Notes to Financial Statements.

38

Portfolio of Investments

Touchstone Merger Arbitrage Fund – March 31, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 88.5%

Financials — 79.8%
Acamar Partners Acquisition Corp.*	128,422	$1,284,220
Allegro Merger Corp.*†	49,907	511,547
AMCI Acquisition Corp.*	37,978	382,059
ARYA Sciences Acquisition Corp.*	34,103	352,966
Capitol Investment Corp. IV*	189,373	2,001,673
CF Finance Acquisition Corp.*	94,963	968,623
ChaSerg Technology Acquisition Corp.*	53,411	539,451
Churchill Capital Corp. - Class A*	43,398	583,269
Collier Creek Holdings*	144,150	1,491,953
Constellation Alpha Capital Corp. -
Class R*	180,707	22,697
Crescent Acquisition Corp.*	127,000	1,270,000
DFB Healthcare Acquisitions Corp.*	82,695	839,354
DiamondPeak Holdings Corp.*	134,328	1,345,967
Far Point Acquisition Corp.*	110,170	1,134,751
FinTech Acquisition Corp. III*	88,084	897,576
Forum Merger II Corp.*	37,192	381,218
GigCapital, Inc.*	27,768	302,671
Gores Holdings III, Inc.*†	189,861	1,965,061
Gores Metropoulos, Inc.*	152,256	1,559,101
Graf Industrial Corp.*	73,913	748,000
GS Acquisition Holdings Corp.*	126,709	1,329,177
Hennessy Capital Acquisition Corp. IV*	107,618	1,084,789
Legacy Acquisition Corp.*	121,904	1,251,954
Leisure Acquisition Corp.*	49,003	499,831
Leo Holdings Corp. (United Kingdom)*	61,678	638,984
Monocle Acquisition Corp.*	62,500	625,625
Mosaic Acquisition Corp.*	79,530	819,159
Mosaic Acquisition Corp. - Class A*	20,295	204,574
Mudrick Capital Acquisition Corp.*	49,682	524,145
Nebula Acquisition Corp.*	107,801	1,083,400
One Madison Corp. - Class A*	67,521	692,090
Pivotal Acquisition Corp.*	105,000	1,065,750
Pure Acquisition Corp.*	107,527	1,130,109
Regalwood Global Energy Ltd.*	103,578	1,068,925
RMG Acquisition Corp.*	51,316	514,699
Saban Capital Acquisition Corp. -
Class A*	46,503	478,051
Social Capital Hedosophia Holdings
Corp.*	180,644	1,864,246
Spartan Energy Acquisition Corp.*†	100,411	1,015,155
Tiberius Acquisition Corp.*†	34,683	358,969
TKK Symphony Acquisition Corp. (Hong
Kong)*	66,173	676,288
TPG Pace Holdings Corp. - Class A*	127,070	1,301,197
TPG Pace Holdings Corp.*	14,625	155,902
Trine Acquisition Corp.*	100,000	1,002,000
Tuscan Holdings Corp.*	76,401	793,806
Twelve Seas Investment Co. (United
Kingdom)*	64,428	666,830
Vantage Energy Acquisition Corp.*	59,800	606,970
		40,034,782

Information Technology — 2.7%
GTY Govtech, Inc.*†	26,633	234,370
Mellanox Technologies Ltd. (Israel)*††	6,500	769,340
Verra Mobility Corp.*	28,811	342,851
		1,346,561

Consumer Discretionary — 2.4%
OneSpaworld Holdings Ltd.*	31,307	427,654
Reebonz Holding Ltd.*†	779	9,239
Target Hospitality Corp.*	32,380	307,610
Waitr Holdings, Inc.*†	38,499	473,153
		1,217,656

Health Care — 1.7%
Celgene Corp.*	3,281	309,530
Immune Design Corp.*	46,836	273,991
Spark Therapeutics, Inc.*††	2,411	274,565
		858,086

Industrials — 1.1%
NRC Group Holdings Corp.*	62,965	549,684

Energy — 0.8%
Altus Midstream Co. - Class A*	14,707	86,771
Magnolia Oil & Gas Corp.*	24,782	297,384
		384,155
Total Common Stocks		$44,390,924

Principal
Amount

	Corporate Bonds — 2.8%

	Materials — 1.3%
$648,000	USG Corp., 144a, 4.875%, 6/1/27††	654,885

	Consumer Discretionary — 1.0%
500,000	Williams Scotsman International, Inc.,
	144a, 7.875%, 12/15/22††	515,000

	Health Care — 0.5%
225,000	Celgene Corp., 3.250%, 8/15/22††	227,265
	Total Corporate Bonds	$1,397,150

	Shares

Warrants — 3.5%

Financials — 2.2%
Big Rock Partners Acquisition Corp.,
Exp 12/1/22, Price $11.50*	45,200	8,136
Black Ridge Acquisition Corp.,
Exp 10/25/22, Price $11.50*	62,329	18,699
Churchill Capital Corp. - Class A,
Exp 10/29/23, Price $11.50*	38,108	124,994
Constellation Alpha Capital Corp., Exp
3/23/24, Price $11.50*	399,207	47,905
GS Acquisition Holdings Corp. -
Class A, Exp 7/30/23, Price $11.50*	14,409	20,173
Legacy Acquisition Corp. - Class A,
Exp 11/30/22, Price $11.50*	117,836	35,351

39

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Warrants — 3.5% (Continued)

Financials — (Continued)
Leo Holdings Corp. - Class A,
Exp 4/5/23, Price $11.50*	19,010	$14,828
Modern Media Acquisition Corp.,
Exp 6/7/22, Price $11.50*	2,558	767
Mosaic Acquisition Corp. - Class A,
Exp 12/8/22, Price $11.50*	99,756	81,201
One Madison Corp. - Class A,
Exp 2/22/23, Price $11.50*	67,553	76,335
Pensare Acquisition Corp.,
Exp 8/8/22, Price $11.50*	127,703	25,541
Regalwood Global Energy Ltd.-
Class A, Exp 12/5/22, Price $11.50*	48,790	43,911
Saban Capital Acquisition Corp. -
Class A, Exp 9/21/21, Price $11.50*	85,948	284
Sentinel Energy Services, Inc. -
Class A, Exp 12/22/22, Price$11.50*	106,096	72,145
Social Capital Hedosophia Holdings
Corp., Exp 9/25/22, Price $11.50*	109,863	87,890
Thunder Bridge Acquisition Ltd. -
Class A, Exp 7/17/22, Price $11.50*	151,666	109,200
TPG Pace Holdings Corp. - Class A,
Exp 8/18/22, Price $11.50*	133,269	178,580
Trinity Merger Corp. - Class A,
Exp 5/31/23, Price $11.50*	186,000	53,940
Vantage Energy Acquisition Corp. -
Class A, Exp 4/12/24, Price $11.50*	164,570	37,851
VectoIQ Acquisition Corp.,
Exp 6/11/23, Price $11.50*	99,739	39,896
		1,077,627

Consumer Discretionary — 0.3%
OneSpaworld Holdings Ltd.,
Exp 3/19/24, Price $11.50(A)*	35,854	83,540
Reebonz Holding Ltd.,
Exp 12/19/23, Price $92.00*	36,171	2,170
Target Hospitality Corp.,
Exp 3/15/24, Price $11.50*	39,687	61,515
		147,225

Industrials — 0.3%
Concrete Pumping Holdings, Inc.,
Exp 12/6/23, Price $11.50*	895	1,074
NRC Group Holdings Corp.,
Exp 10/18/23, Price $11.50*	159,597	143,637
		144,711

Information Technology — 0.3%
GTY Govtech, Inc.,
Exp 2/14/24, Price $11.50*	88,638	53,183
Verra Mobility Corp.,
Exp 10/17/23, Price $11.50*	29,734	89,202
		142,385

Energy — 0.2%
Alta Mesa Resources, Inc. - Class A,
Exp 2/9/23, Price $11.50*	164,499	6,086
Altus Midstream Co. - Class A,
Exp 11/12/23, Price $11.50*	162,015	89,108
Magnolia Oil & Gas Corp.,
Exp 7/31/23, Price $11.50*	8,535	28,934
		124,128

Health Care — 0.2%
Agiliti, Inc.,
Exp 1/4/24, Price $11.50*	197,185	98,592
Organogenesis Holdings, Inc.,
Exp 12/10/23, Price $11.50*	75,874	22,003
		120,595
Total Warrants		$1,756,671

Preferred Stock — 3.8%

Energy — 3.8%
NRC Group Holdings LLC, 144a,
7.000%(A)(B)	19,200	$1,920,000

	Number
	of
	Rights
Rights — 0.3%
Big Rock Partners Acquisition Corp.
Exp 5/23/19, Strike Price $11.50*	88,400	25,636
Black Ridge Acquisition Corp.
Exp 7/1/19, Strike Price $11.50*	61,299	21,455
Pensare Acquisition Corp. Exp 5/1/19,
Strike Price $11.50*	187,804	48,829
Media General, Inc. Exp 12/31/23,
Strike Price $10.00(A)*	208,090	20,809
Modern Media Acquisition Corp. Exp
6/30/19, Strike Price $11.50*	81,914	18,078
Total Rights		$134,807

	Number
	of	Notional
	Contracts	Amount
Purchased Options — 0.0%

Purchased Put Options — 0.0%
SPDR S&P 500 ETF
Trust., Strike
@263.00,
Exp 04/19	70	$1,977,360	1,610
SPDR S&P 500 ETF
Trust.,Strike @280.00,
Exp 04/19	70	1,977,360	14,140
Total Purchased Options			$15,750

40

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Short-Term Investment Funds — 2.0%
Dreyfus Government Cash
Management, Institutional Shares,
2.34%∞Ω	593,652	$593,652
Invesco Government & Agency
Portfolio, Institutional Class,
2.26%**∞Ω	432,999	432,999
Total Short-Term Investment Funds		$1,026,651

Total Long Positions
(Cost $49,808,230)		$50,641,953

Securities Sold Short — (1.2%)

Common Stock — (0.3%)

Health Care — (0.3%)
Bristol-Myers Squibb Co.	(3,281)	(156,537)

Exchange-Traded Funds — (0.9%)
SPDR S&P Oil & Gas Exploration &
Production ETF	(15,003)	(461,192)

Total Securities Sold Short
(Proceeds $635,260)		$(617,729)

	Number
	of	Notional
	Contracts	Amount
Written Options — 0.0%

Written Put Options — (0.0%)
SPDR S&P 500 ETF
Trust., Strike
@270.00,
Exp 04/19	(140)	$(3,954,720)	(7,700)

Written Call Options — (0.0%)
SPDR S&P 500 ETF
Trust., Strike
@283.00,
Exp 04/19	(35)	(988,680)	(11,130)
Total Written Options
(Premiums received $33,978)			$(18,830)
Total — 99.7%			$50,005,394

Cash Collateral for Securities
Sold Short and Written Options — 0.9%			464,566

Liabilities in Excess of Other
Assets — (0.6%)			(290,003)

Net Assets — 100.0%			$50,179,957

(A)	Level 3-For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

(B)	Perpetual Bond - A bond with no definite maturity date.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2019 was $412,742.

††	All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of March 31, 2019 was $2,501,184.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

SPDR - Standard & Poor's Depositary Receipt

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $3,089,885 or 6.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

41

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$44,390,924	$—	$—	$44,390,924
Corporate Bonds	—	1,397,150	—	1,397,150
Warrants	1,673,131	—	83,540	1,756,671
Preferred Stock	—	—	1,920,000	1,920,000
Rights	113,998	—	20,809	134,807
Purchased Options Equity Contracts	15,750	—	—	15,750
Short-Term Investment Funds	1,026,651	—	—	1,026,651
Total Assets	$47,220,454	$1,397,150	$2,024,349	$50,641,953

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Liabilities:
Securities Sold Short
Common Stock	$(156,537)	$—	$—	$(156,537)
Exchange-Traded Fund	(461,192)	—	—	(461,192)
Other Financial Instruments
Written Options Equity Contracts	(18,830)	—	—	(18,830)
Total Liabilities	$(636,559)	$—	$—	$(636,559)
Total	$46,583,895	$1,397,150	$2,024,349	$50,005,394

Measurements Using Unobservable Inputs (Level 3)
		Preferred
Assets	Warrants	Stock	Rights	Total

Beginning balance September 30, 2018	$—	$—	$20,809	$20,809
Purchases & Sales	83,540	1,920,000	—	2,003,540
Net change in unrealized appreciation/depreciation	—	—	—	—
Ending balance March 31, 2019	$83,540	$1,920,000	$20,809	$2,024,349
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at March 31, 2019	$—	$—	$—	$—

			Valuation	Unobservable
Security Name	Security Type	Fair Value	Technique	Input

OneSpaworld Holdings Ltd., Exp 3/19/24, Price $11.50	Warrants	$83,540	Last Quoted Price	Delisted
NRC Group Holdings LLC	Preferred Stock	$1,920,000	Cost	New Issue
Media General, Inc. Exp 12/31/23, Strike Price $10.00	Rights	$20,809	Issuer Guidance	New Issue

See accompanying Notes to Financial Statements.

42

Portfolio of Investments

Touchstone Mid Cap Fund – March 31, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.6%

Information Technology — 21.3%
Amphenol Corp. - Class A	488,930	$46,174,549
CDK Global, Inc.	473,020	27,823,036
Citrix Systems, Inc.	370,170	36,891,142
Entegris, Inc.	1,147,985	40,971,585
Paychex, Inc.	604,895	48,512,579
Skyworks Solutions, Inc.	453,745	37,424,888
		237,797,779

Industrials — 19.1%
Armstrong World Industries, Inc.	596,080	47,340,674
Cintas Corp.	198,770	40,173,405
Copart, Inc.*	810,828	49,128,068
Old Dominion Freight Line, Inc.	353,570	51,051,972
Sensata Technologies Holding PLC*	587,835	26,464,332
		214,158,451

Consumer Discretionary — 17.6%
CarMax, Inc.*	523,165	36,516,917
Dollar Tree, Inc.*	462,620	48,593,605
Hasbro, Inc.	336,215	28,584,999
Penske Automotive Group, Inc.	588,044	26,256,165
Tiffany & Co.	349,235	36,861,754
Whirlpool Corp.	150,945	20,059,081
		196,872,521

Materials — 12.7%
AXAlta Coating Systems Ltd.*	987,160	24,886,304
Ball Corp.	600,885	34,767,206
NewMarket Corp.	88,795	38,497,960
Vulcan Materials Co.	372,790	44,138,336
		142,289,806

Financials — 10.5%
Alleghany Corp.*	69,240	42,402,576
M&T Bank Corp.	245,715	38,582,169
T Rowe Price Group, Inc.	364,245	36,468,209
		117,452,954

Consumer Staples — 10.4%
Brown-Forman Corp. - Class B	630,665	33,286,499
Energizer Holdings, Inc.	415,101	18,650,488
Lamb Weston Holdings, Inc.	395,950	29,672,493
Post Holdings, Inc.*	321,360	35,156,784
		116,766,264

Real Estate — 3.6%
STORE Capital Corp. REIT	1,210,500	40,551,750

Health Care — 2.4%
Perrigo Co. PLC (Ireland)	563,290	27,128,046
Total Common Stocks		$1,093,017,571

Short-Term Investment Fund — 2.0%
Dreyfus Government Cash
Management, Institutional Shares,
2.34%∞Ω	22,050,270	$22,050,270

Total Investment Securities — 99.6%
(Cost $934,674,032)		$1,115,067,841

Other Assets in Excess of Liabilities — 0.4%		4,102,338

Net Assets — 100.0%		$1,119,170,179

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,093,017,571	$—	$—	$1,093,017,571
Short-Term Investment Fund	22,050,270	—	—	22,050,270
Total	$1,115,067,841	$—	$—	$1,115,067,841

See accompanying Notes to Financial Statements.

43

Portfolio of Investments

Touchstone Mid Cap Value Fund – March 31, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.7%

Financials — 14.7%
AGNC Investment Corp.	630,591	$11,350,638
Allstate Corp. (The)	133,647	12,586,875
Ameriprise Financial, Inc.	98,922	12,671,908
Hartford Financial Services
Group, Inc. (The)	204,264	10,156,006
M&T Bank Corp.	46,543	7,308,182
PacWest Bancorp	238,551	8,971,903
Pinnacle Financial Partners, Inc.	199,887	10,933,819
Reinsurance Group of America, Inc.	85,499	12,139,148
Signature Bank	103,737	13,285,598
Sterling Bancorp.	620,378	11,557,642
		110,961,719

Materials — 11.8%
Allegheny Technologies, Inc.*	285,386	7,297,320
Berry Global Group, Inc.*	252,266	13,589,570
FMC Corp.	161,076	12,373,858
Livent Corp.*	619,173	7,603,445
Olin Corp.	345,643	7,998,179
RPM International, Inc.	196,531	11,406,659
Scotts Miracle-Gro Co. (The)	138,462	10,880,344
Sonoco Products Co.	106,509	6,553,499
Valvoline, Inc.	600,243	11,140,510
		88,843,384

Industrials — 10.7%
Aercap Holdings N.V. (Ireland)*	227,608	10,592,876
Clean Harbors, Inc.*	177,855	12,721,968
Dover Corp.	138,899	13,028,726
Fluor Corp.	145,173	5,342,366
Parker-Hannifin Corp.	42,020	7,211,472
Regal-Beloit Corp.	156,699	12,828,947
Snap-on, Inc.	66,969	10,481,988
Stericycle, Inc.*	159,909	8,702,248
		80,910,591

Information Technology — 10.6%
Conduent, Inc.*	591,927	8,186,350
Fidelity National Information
Services, Inc.	134,960	15,263,976
Leidos Holdings, Inc.	194,050	12,436,665
MACOM Technology Solutions
Holdings, Inc.*	886,942	14,820,801
PTC, Inc.*	120,224	11,082,248
Qorvo, Inc.*	128,686	9,230,647
Synopsys, Inc.*	82,316	9,478,687
		80,499,374

Consumer Discretionary — 10.0%
Aramark	126,060	3,725,073
BorgWarner, Inc.	213,747	8,210,022
Carter's, Inc.	101,694	10,249,738
Dollar General Corp.	71,346	8,511,578
Dollar Tree, Inc.*	133,647	14,038,281
LKQ Corp.*	659,626	18,720,186
Michaels Cos., Inc. (The)*	376,283	4,297,152
Newell Brands, Inc.	529,335	8,119,999
		75,872,029

Consumer Staples — 10.0%
Constellation Brands, Inc. - Class A	61,425	10,769,645
Darling Ingredients, Inc.*	648,537	14,040,826
Hain Celestial Group, Inc. (The)*	353,248	8,167,094
Ingredion, Inc.	78,496	7,432,786
Kroger Co. (The)	367,237	9,034,030
TreeHouse Foods, Inc.*	220,313	14,221,204
Tyson Foods, Inc. - Class A	170,268	11,821,707
		75,487,292

Utilities — 9.8%
DTE Energy Co.	120,516	15,033,166
Edison International	129,999	8,049,538
Evergy, Inc.	328,135	19,048,237
NiSource, Inc.	579,817	16,617,555
Pinnacle West Capital Corp.	160,055	15,298,057
		74,046,553

Real Estate — 8.9%
Alexandria Real Estate Equities, Inc., REIT	105,488	15,038,369
American Campus Communities, Inc., REIT	278,382	13,245,416
Brixmor Property Group, Inc., REIT	530,064	9,737,276
Equinix, Inc., REIT	21,739	9,851,245
Host Hotels & Resorts, Inc., REIT	490,671	9,273,682
Mid-America Apartment Communities, Inc., REIT	94,837	10,368,529
		67,514,517

Health Care — 7.6%
AmerisourceBergen Corp.	64,051	5,093,336
Charles River Laboratories
International, Inc.*	93,524	13,584,361
DENTSPLY SIRONA, Inc.	243,220	12,061,280
Encompass Health Corp.	189,528	11,068,435
Patterson Cos., Inc.	270,941	5,920,061
Quest Diagnostics, Inc.	105,359	9,473,881
		57,201,354

Energy — 5.6%
Anadarko Petroleum Corp.	208,933	9,502,273
Apergy Corp.*	69,450	2,851,617
Cimarex Energy Co.	146,194	10,218,961
Diamondback Energy, Inc.	101,694	10,324,992
EQT Corp.	268,023	5,558,797
Equitrans Midstream Corp.	165,162	3,597,228
		42,053,868
Total Common Stocks		$753,390,681

44

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Short-Term Investment Fund — 0.4%
Dreyfus Government Cash
Management, Institutional Shares, 2.34%∞Ω	2,990,142	$2,990,142

Total Investment Securities — 100.1%
(Cost $692,418,418)		$756,380,823

Liabilities in Excess of Other Assets — (0.1%)		(716,294)

Net Assets — 100.0%		$755,664,529

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$753,390,681	$—	$—	$753,390,681
Short-Term Investment Fund	2,990,142	—	—	2,990,142
Total	$756,380,823	$—	$—	$756,380,823

See accompanying Notes to Financial Statements.

45

Portfolio of Investments

Touchstone Premium Yield Equity Fund – March 31, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.5%

Information Technology — 20.7%
Broadcom, Inc.	8,350	$2,510,928
Cisco Systems, Inc.	45,719	2,468,369
HP, Inc.	62,692	1,218,106
KLA-Tencor Corp.	11,997	1,432,562
Nokia OYJ (Finland), ADR	253,781	1,451,627
Sabre Corp.	78,297	1,674,773
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	44,076	1,805,353
Texas Instruments, Inc.	23,270	2,468,249
		15,029,967

Financials — 20.0%
BB&T Corp.	44,612	2,075,796
Citigroup, Inc.	40,107	2,495,458
Citizens Financial Group, Inc.	53,658	1,743,885
Fidelity National Financial, Inc.	61,972	2,265,077
Huntington Bancshares, Inc.	144,138	1,827,670
Old Republic International Corp.	60,365	1,262,836
Regions Financial Corp.	87,331	1,235,734
Toronto-Dominion Bank (The)
(Canada)†	19,437	1,056,012
Umpqua Holdings Corp.	32,649	538,708
		14,501,176

Consumer Discretionary — 12.3%
Carnival Corp.	22,996	1,166,357
Home Depot, Inc. (The)	6,633	1,272,806
Magna International, Inc. (Canada)	44,775	2,180,095
Target Corp.	36,137	2,900,356
Whirlpool Corp.	10,698	1,421,657
		8,941,271

Energy — 12.1%
Enbridge, Inc. (Canada)	60,083	2,178,610
Occidental Petroleum Corp.	29,156	1,930,127
ONEOK, Inc.	31,072	2,170,068
TOTAL SA (France), ADR	44,161	2,457,560
		8,736,365

Industrials — 7.4%
ABB Ltd. (Switzerland), ADR	55,845	1,053,795
Cummins, Inc.	13,912	2,196,287
Eaton Corp. PLC	26,555	2,139,271
		5,389,353

Utilities — 5.7%
AES Corp.	103,894	1,878,403
CenterPoint Energy, Inc.	72,822	2,235,635
		4,114,038

Real Estate — 5.7%
Crown Castle International Corp., REIT	16,426	2,102,528
Lamar Advertising Co. - Class A, REIT	25,186	1,996,242
		4,098,770

Communication Services — 5.5%
BCE, Inc. (Canada)	28,218	$1,252,597
Verizon Communications, Inc.	46,540	2,751,910
		4,004,507

Health Care — 3.8%
Pfizer, Inc.	64,061	2,720,671

Materials — 3.3%
LyondellBasell Industries NV - Class A	28,198	2,370,888

Consumer Staples — 3.0%
Coca-Cola European Partners PLC (United Kingdom)	42,571	2,202,624
Total Common Stocks		$72,109,630

Short-Term Investment Funds — 2.2%
Dreyfus Government Cash
Management, Institutional Shares,
2.34%∞Ω	534,407	534,407
Invesco Government & Agency
Portfolio, Institutional Class,
2.26%**∞Ω	1,065,600	1,065,600
Total Short-Term Investment Funds		$1,600,007

Total Investment Securities — 101.7%
(Cost $65,958,581)		$73,709,637

Liabilities in Excess of Other Assets — (1.7%)		(1,230,916)

Net Assets — 100.0%		$72,478,721

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2019 was $1,043,136.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

46

Touchstone Premium Yield Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$72,109,630	$—	$—	$72,109,630
Short-Term Investment Funds	1,600,007	—	—	1,600,007
Total	$73,709,637	$—	$—	$73,709,637

See accompanying Notes to Financial Statements.

47

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – March 31, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.3%

Information Technology — 34.2%
Adobe, Inc.*	275,554	$73,432,385
Atlassian Corp. PLC (Australia) - Class A*	191,952	21,573,485
Intuit, Inc.	168,500	44,047,585
Palo Alto Networks, Inc.*	76,855	18,666,542
salesforce.com, Inc.*	565,967	89,632,194
ServiceNow, Inc.*	589,552	145,318,673
Splunk, Inc.*	196,149	24,440,165
Twilio, Inc. - Class A*	216,786	28,004,416
Visa, Inc. - Class A	935,490	146,114,183
Workday, Inc. - Class A*	186,550	35,976,168
		627,205,796

Communication Services — 20.4%
Activision Blizzard, Inc.	597,985	27,226,257
Alphabet, Inc. - Class A*	83,218	97,938,432
Alphabet, Inc. - Class C*	5,515	6,470,805
Facebook, Inc. - Class A*	406,060	67,686,141
Match Group, Inc.	1,012,090	57,294,415
Netflix, Inc.*	332,186	118,444,240
		375,060,290

Consumer Discretionary — 17.5%
Alibaba Group Holding Ltd. (China)
ADR*	741,475	135,282,114
Amazon.com, Inc.*	83,876	149,362,187
Floor & Decor Holdings, Inc. - Class A*	883,801	36,430,277
		321,074,578

Health Care — 17.1%
ABIOMED, Inc.*	69,402	19,820,517
Align Technology, Inc.*	176,363	50,145,292
BioMarin Pharmaceutical, Inc.*	358,208	31,819,617
Edwards Lifesciences Corp.*	401,840	76,884,047
Illumina, Inc.*	215,632	66,994,706
Regeneron Pharmaceuticals, Inc.*	107,689	44,219,257
Sarepta Therapeutics, Inc.*	201,303	23,993,305
		313,876,741

Industrials — 3.8%
CoStar Group, Inc.*	151,531	70,677,089

Consumer Staples — 3.3%
Monster Beverage Corp.*	1,099,296	59,999,576
Total Common Stocks		$1,767,894,070

Short-Term Investment Fund — 4.0%
Dreyfus Government Cash
Management, Institutional Shares,
2.34%∞Ω	72,529,885	$72,529,885

Total Investment Securities — 100.3%
(Cost $871,441,197)		$1,840,423,955

Liabilities in Excess of Other Assets — (0.3%)		(4,942,498)

Net Assets — 100.0%		$1,835,481,457

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviation:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,767,894,070	$—	$—	$1,767,894,070
Short-Term Investment Fund	72,529,885	—	—	72,529,885
Total	$1,840,423,955	$—	$—	$1,840,423,955

See accompanying Notes to Financial Statements.

48

Portfolio of Investments

Touchstone Small Cap Fund – March 31, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.6%

Industrials — 29.6%
Armstrong World Industries, Inc.	53,972	$4,286,456
GATX Corp.	62,217	4,751,512
Kaman Corp.	57,174	3,341,249
Landstar System, Inc.	45,428	4,969,369
Masonite International Corp.*	39,434	1,967,362
Matson, Inc.	54,343	1,961,239
USG Corp.	103,105	4,464,447
		25,741,634

Materials — 16.8%
GCP Applied Technologies, Inc.*	114,789	3,397,755
Ingevity Corp.*	44,734	4,724,358
NewMarket Corp.	11,641	5,047,072
Olin Corp.	28,423	657,708
Tredegar Corp.	48,631	784,904
		14,611,797

Consumer Discretionary — 14.2%
Churchill Downs, Inc.	28,668	2,587,574
LCI Industries	19,432	1,492,766
Penske Automotive Group, Inc.	72,072	3,218,015
Service Corp. International	28,341	1,137,891
Sturm Ruger & Co., Inc.	40,491	2,146,833
Tempur Sealy International, Inc.*	30,891	1,781,484
		12,364,563

Financials — 10.5%
Eaton Vance Corp.	41,285	1,664,198
MBIA, Inc.*	163,647	1,557,920
Union Bankshares Corp.	81,986	2,650,607
White Mountains Insurance Group Ltd.*	3,492	3,231,776
		9,104,501

Real Estate — 9.4%
Alexander & Baldwin, Inc. REIT	141,752	3,606,171
First Industrial Realty Trust, Inc. REIT	110,676	3,913,503
Tejon Ranch Co.*	37,567	661,179
		8,180,853

Information Technology — 5.7%
Versum Materials, Inc.	98,177	4,939,285

Consumer Staples — 4.4%
Energizer Holdings, Inc.	39,601	1,779,273
PriceSmart, Inc.	33,889	1,995,384
		3,774,657

Communication Services — 3.0%
MSG Networks, Inc., Class A*	118,707	2,581,877

Energy — 2.0%
Dril-Quip, Inc.*	38,616	1,770,544

Health Care — 2.0%
Bruker Corp.	44,282	1,702,200
Total Common Stocks		$84,771,911

Short-Term Investment Fund — 2.9%
Dreyfus Government Cash
Management, Institutional Shares,
2.34%∞Ω	2,540,040	$2,540,040

Total Investment Securities — 100.5%
(Cost $60,150,747)		$87,311,951

Liabilities in Excess of Other Assets — (0.5%)		(449,964)

Net Assets — 100.0%		$86,861,987

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviation:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$84,771,911	$—	$—	$84,771,911
Short-Term Investment Fund	2,540,040	—	—	2,540,040
Total	$87,311,951	$—	$—	$87,311,951

See accompanying Notes to Financial Statements.

49

Portfolio of Investments

Touchstone Small Cap Value Fund – March 31, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 93.7%

Industrials — 21.3%
Actuant Corp. - Class A	30,728	$748,841
Altra Industrial Motion Corp.	28,305	878,870
BWX Technologies, Inc.	22,309	1,106,080
CIRCOR International, Inc.*	13,794	449,684
Clean Harbors, Inc.*	18,159	1,298,913
EMCOR Group, Inc.	11,423	834,793
EnPro Industries, Inc.	16,678	1,074,897
Generac Holdings, Inc.*	22,240	1,139,355
Hexcel Corp.	18,380	1,271,161
Huron Consulting Group, Inc.*	25,195	1,189,708
ITT, Inc.	25,965	1,505,970
Kelly Services, Inc. - Class A	28,413	626,791
Korn/Ferry International	27,888	1,248,825
Masonite International Corp.*	11,000	548,790
Matthews International Corp. - Class A	18,715	691,519
Milacron Holdings Corp.*	82,664	935,756
Regal Beloit Corp.	14,876	1,217,898
SPX FLOW, Inc.*	11,832	377,441
Standex International Corp.	15,549	1,141,297
Team, Inc.*	83,633	1,463,578
TriMas Corp.*	43,173	1,305,120
		21,055,287

Financials — 16.2%
Banc of California, Inc.	40,812	564,838
Bank of N.T. Butterfield & Son Ltd. (The)
(Bermuda)	42,192	1,513,849
BankUnited, Inc.	47,138	1,574,409
Blackstone Mortgage Trust, Inc.
- Class A REIT	57,567	1,989,516
Chemical Financial Corp.	16,181	666,010
Eagle Bancorp, Inc.*	18,745	940,999
Federated Investors, Inc. - Class B	13,488	395,333
First Horizon National Corp.	81,356	1,137,357
FNB Corp.	146,710	1,555,126
Hanover Insurance Group, Inc. (The)	4,732	540,252
IBERIABANK Corp.	26,333	1,888,339
Sterling Bancorp.	108,766	2,026,311
Univest Corp. of Pennsylvania	47,256	1,155,882
		15,948,221

Materials — 12.2%
Allegheny Technologies, Inc.*	47,221	1,207,441
Cabot Corp.	7,448	310,060
Ferroglobe Representation & Warranty
Insurance Trust(A)*	173,700	—
HB Fuller Co.	19,402	943,713
Ingevity Corp.*	5,988	632,393
Livent Corp.*	81,606	1,002,122
Olin Corp.	48,333	1,118,426
Owens-Illinois, Inc.	58,174	1,104,143
Sensient Technologies Corp.	23,228	1,574,626
Silgan Holdings, Inc.	27,437	812,958
Sonoco Products Co.	8,335	512,853
Valvoline, Inc.	75,504	1,401,354
WR Grace & Co.	18,511	1,444,598
		12,064,687

Information Technology — 10.1%
Belden, Inc.	13,099	703,416
CACI International, Inc. - Class A*	9,495	1,728,280
Conduent, Inc.*	58,060	802,970
ExlService Holdings, Inc.*	16,527	991,951
MACOM Technology Solutions
Holdings, Inc.*	144,119	2,408,229
ManTech International Corp. - Class A	23,172	1,251,751
Semtech Corp.*	11,171	568,716
Viavi Solutions, Inc.*	122,618	1,518,011
		9,973,324

Consumer Staples — 9.2%
Darling Ingredients, Inc.*	85,776	1,857,050
Hain Celestial Group, Inc. (The)*	46,732	1,080,444
Hostess Brands, Inc.*	98,192	1,227,400
Performance Food Group Co.*	33,891	1,343,439
Sanderson Farms, Inc.	7,064	931,318
Spectrum Brands Holdings, Inc.	13,715	751,308
TreeHouse Foods, Inc.*	29,165	1,882,601
		9,073,560

Consumer Discretionary — 5.7%
Carter's, Inc.	11,263	1,135,198
Del Frisco's Restaurant Group, Inc.*	59,122	378,972
Michaels Cos., Inc. (The)*	42,849	489,336
Murphy USA, Inc.*	22,904	1,961,040
Oxford Industries, Inc.	9,340	702,928
Steven Madden Ltd.	17,906	605,939
Vista Outdoor, Inc.*	48,270	386,643
		5,660,056

Utilities — 4.8%
Black Hills Corp.	12,706	941,133
Hawaiian Electric Industries, Inc.	21,538	878,104
IDACORP, Inc.	10,515	1,046,663
Portland General Electric Co.	35,462	1,838,350
		4,704,250

Communication Services — 4.3%
Cogent Communications Holdings, Inc.	15,096	818,958
Nexstar Media Group, Inc. - Class A	20,866	2,261,248
Tribune Media Co. - Class A	25,023	1,154,561
		4,234,767

Real Estate — 4.2%
Americold Realty Trust REIT	33,316	1,016,471
Columbia Property Trust, Inc. REIT	57,239	1,288,450
Corporate Office Properties Trust REIT	42,661	1,164,645
Lexington Realty Trust REIT	71,125	644,393
		4,113,959

50

Touchstone Small Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 93.7% (Continued)

Health Care — 3.2%
Charles River Laboratories
International, Inc.*	8,116	$1,178,849
Patterson Cos., Inc.	32,759	715,784
Prestige Consumer Healthcare, Inc.*	43,057	1,287,835
		3,182,468

Energy — 2.5%
Callon Petroleum Co.*	126,371	954,101
Carrizo Oil & Gas, Inc.*	56,088	699,417
Select Energy Services, Inc. - Class A*	42,303	508,482
SRC Energy, Inc.*	64,733	331,433
		2,493,433
Total Common Stocks		$92,504,012

Exchange-Traded Fund — 2.6%
iShares Russell 2000 Value ETF	21,142	$2,534,926

Short-Term Investment Fund — 2.5%
Dreyfus Government Cash
Management, Institutional Shares,
2.34%∞Ω	2,483,336	$2,483,336

Total Investment Securities — 98.8%
(Cost $94,234,542)		$97,522,274

Other Assets in Excess of Liabilities — 1.2%		1,164,030

Net Assets — 100.0%		$98,686,304

(A)	Level 3 - For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviation:

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$92,504,012	$—	$—	$92,504,012
Exchange-Traded Fund	2,534,926	—	—	2,534,926
Short-Term Investment Fund	2,483,336	—	—	2,483,336
Total	$97,522,274	$—	$—	$97,522,274

See accompanying Notes to Financial Statements.

51

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – March 31, 2019 (Unaudited)

Principal		Market
Amount		Value

	Asset-Backed Securities — 38.8%
$4,017,362	Accredited Mortgage Loan Trust, Ser
	2005-1, Class M1, (1M LIBOR
	+0.705%), 3.191%, 4/25/35(A)	$4,020,979
1,428,292	American Credit Acceptance
	Receivables Trust, Ser 2016-1A,
	Class C, 144a, 5.550%, 6/13/22	1,440,974
217,686	American Credit Acceptance
	Receivables Trust, Ser 2016-3, Class
	B, 144a, 2.870%, 8/12/22	217,760
4,800,000	American Credit Acceptance
	Receivables Trust, Ser 2016-4, Class
	D, 144a, 4.110%, 4/12/23	4,836,759
3,650,000	American Credit Acceptance
	Receivables Trust, Ser 2017-1, Class
	D, 144a, 3.540%, 3/13/23	3,660,017
5,127,895	American Credit Acceptance
	Receivables Trust, Ser 2017-4, Class
	B, 144a, 2.610%, 5/10/21	5,125,934
536,842	American Credit Acceptance
	Receivables Trust, Ser 2018-2, Class
	A, 144a, 2.940%, 1/10/22	536,910
8,275,087	American Credit Acceptance
	Receivables Trust, Ser 2018-4, Class
	A, 144a, 3.380%, 12/13/21	8,296,450
3,179,000	AmeriCredit Automobile Receivables
	Trust, Ser 2015-2, Class D,
	3.000%, 6/8/21	3,180,591
5,534,893	Ascentium Equipment Receivables
	Trust, Ser 2016-2A, Class A3, 144a,
	1.650%, 5/10/22	5,521,683
1,846,739	Ascentium Equipment Receivables
	Trust, Ser 2017-2A, Class A2, 144a,
	2.000%, 5/11/20	1,842,516
5,000,000	Avery Point VII CLO Ltd. (Cayman
	Islands), Ser 2015-7A, Class A1,
	144a, (3M LIBOR +1.500%),
	4.287%, 1/15/28(A)	5,000,835
8,590,000	Avis Budget Rental Car Funding
	AESOP LLC, Ser 2014-1A, Class A,
	144a, 2.460%, 7/20/20	8,583,002
8,960,000	Avis Budget Rental Car Funding
	AESOP LLC, Ser 2014-2A, Class B,
	144a, 3.290%, 2/20/21	8,952,574
3,211,142	Bear Stearns Asset Backed Securities
	Trust, Ser 2005-SD2, Class 1M1, (1M
	LIBOR +0.650%), 3.136%, 3/25/35(A)	3,199,931
440,747	BlueVirgo Trust, Ser 2015-1A, 144a,
	3.000%, 12/15/22	440,747
10,900,000	BSPRT Issuer Ltd. (Cayman Islands), Ser
	2018-FL4, Class A, 144a, (1M LIBOR
	+1.050%), 3.534%, 9/15/35(A)	10,866,040
5,250,000	Capital Auto Receivables Asset Trust,
	Ser 2015-2, Class E, 4.500%, 1/22/24	5,276,991
2,040,000	CarFinance Capital Auto Trust, Ser
	2015-1A, Class E, 144a,
	5.490%, 1/18/22	2,057,143
866,038	Carnow Auto Receivables Trust, Ser
	2017-1A, Class A, 144a,
	2.920%, 9/15/22	863,595
132,451	Cazenovia Creek Funding I LLC, Ser
	2015-1A, Class A, 144a,
	2.000%, 12/10/23	131,315
2,144,645	CCG Receivables Trust, Ser 2017-1,
	Class A2, 144a, 1.840%, 11/14/23	2,133,445
4,945,000	Chrysler Capital Auto Receivables
	Trust, Ser 2015-BA, Class C, 144a,
	3.260%, 4/15/21	4,950,451
2,540,186	Conn's Receivables Funding, Ser
	2018-A, Class A, 144a,
	3.250%, 1/15/23	2,543,885
2,422,758	CPS Auto Receivables Trust, Ser
	2014-C, Class C, 144a,
	3.770%, 8/17/20	2,425,892
3,035,000	CPS Auto Receivables Trust, Ser
	2014-D, Class D, 144a,
	5.330%, 11/16/20	3,078,191
1,609,888	Dell Equipment Finance Trust, Ser
	2016-1, Class D, 144a,
	3.240%, 7/22/22	1,610,026
1,297,432	Dell Equipment Finance Trust, Ser
	2017-1, Class A3, 144a,
	2.140%, 4/22/22	1,295,224
12,726,200	Domino's Pizza Master Issuer LLC, Ser
	2017-1A, Class A2I, 144a, (3M LIBOR
	+1.250%), 4.021%, 7/25/47(A)	12,690,312
2,915,770	Drive Auto Receivables Trust, Ser
	2015-AA, Class D, 144a,
	4.120%, 7/15/22	2,925,220
4,103,494	Drive Auto Receivables Trust, Ser
	2015-CA, Class D, 144a,
	4.200%, 9/15/21	4,117,491
7,550,000	Drive Auto Receivables Trust, Ser
	2016-BA, Class D, 144a,
	4.530%, 8/15/23	7,640,836
361,272	Drive Auto Receivables Trust, Ser
	2017-3, Class B, 2.300%, 5/17/21	361,178
6,400,049	Drive Auto Receivables Trust, Ser
	2017-AA, Class C, 144a,
	2.980%, 1/18/22	6,402,259
12,868,000	Drive Auto Receivables Trust, Ser
	2017-BA, Class E, 144a,
	5.300%, 7/15/24	13,187,802
7,568,625	DT Auto Owner Trust, Ser 2015-2A,
	Class D, 144a, 4.250%, 2/15/22	7,574,726
7,502,732	DT Auto Owner Trust, Ser 2015-3A,
	Class D, 144a, 4.530%, 10/17/22	7,546,408
4,131,306	DT Auto Owner Trust, Ser 2016-1A,
	Class D, 144a, 4.660%, 12/15/22	4,166,856
9,530,000	DT Auto Owner Trust, Ser 2016-3A,
	Class D, 144a, 4.520%, 6/15/23	9,636,724

52

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 38.8% (Continued)
$6,960,200	DT Auto Owner Trust, Ser 2016-4A,
	Class D, 144a, 3.770%, 10/17/22	$7,006,709
8,225,749	DT Auto Owner Trust, Ser 2017-1A,
	Class C, 144a, 2.700%, 11/15/22	8,215,933
430,267	Elara HGV Timeshare Issuer LLC, Ser
	2014-A, Class A, 144a,
	2.530%, 2/25/27	425,899
1,074,474	Exeter Automobile Receivables Trust,
	Ser 2014-3A, Class C, 144a,
	4.170%, 6/15/20	1,075,843
2,143,581	Exeter Automobile Receivables Trust,
	Ser 2015-3A, Class C, 144a,
	4.830%, 8/16/21	2,156,638
222,957	Exeter Automobile Receivables Trust,
	Ser 2016-1A, Class B, 144a,
	3.850%, 5/17/21	223,128
321,600	Exeter Automobile Receivables Trust,
	Ser 2017-3A, Class A, 144a,
	2.050%, 12/15/21	320,627
1,465,000	Flagship Credit Auto Trust, Ser 2015-1,
	Class C, 144a, 3.760%, 6/15/21	1,470,322
1,231,863	Flagship Credit Auto Trust, Ser 2016-3,
	Class B, 144a, 2.430%, 6/15/21	1,230,608
4,300,000	Foursight Capital Automobile
	Receivables Trust, Ser 2018-2, Class
	A2, 144a, 3.320%, 4/15/22	4,311,302
4,609,670	GLS Auto Receivables Issuer Trust, Ser
	2019-1A, Class A, 144a,
	3.370%, 1/17/23	4,615,224
1,021,154	GLS Auto Receivables Trust, Ser
	2016-1A, Class B, 144a,
	4.390%, 1/15/21	1,022,464
2,130,000	GLS Auto Receivables Trust, Ser
	2016-1A, Class C, 144a,
	6.900%, 10/15/21	2,187,448
2,223,826	GLS Auto Receivables Trust, Ser
	2017-1A, Class A2, 144a,
	2.670%, 4/15/21	2,222,607
4,786,466	GLS Auto Receivables Trust, Ser
	2018-1A, Class A, 144a,
	2.820%, 7/15/22	4,778,720
5,180,756	GLS Auto Receivables Trust, Ser
	2018-2A, Class A, 144a,
	3.250%, 4/18/22	5,183,122
3,123,659	GLS Auto Receivables Trust, Ser
	2018-3A, Class A, 144a,
	3.350%, 8/15/22	3,128,155
4,950,000	Hertz Vehicle Financing II LP, Ser
	2015-1A, Class B, 144a,
	3.520%, 3/25/21	4,941,362
2,900,000	Hertz Vehicle Financing II LP, Ser
	2015-3A, Class B, 144a,
	3.710%, 9/25/21	2,905,067
1,450,000	Hertz Vehicle Financing II LP, Ser
	2016-3A, Class C, 144a,
	4.430%, 7/25/20	1,452,116
5,035,000	Hertz Vehicle Financing II LP, Ser
	2017-1A, Class B, 144a,
	3.560%, 10/25/21	5,027,225
3,831,461	Home Equity Asset Trust, Ser 2005-3,
	Class M4, (1M LIBOR +0.640%),
	3.126%, 8/25/35(A)	3,861,573
8,291,730	Jimmy Johns Funding LLC, Ser
	2017-1A, Class A2I, 144a,
	3.610%, 7/30/47	8,296,042
643,619	Morgan Stanley ABS Capital I, Inc.
	Trust, Ser 2006-NC1, Class A4, (1M
	LIBOR +0.300%),
	2.786%, 12/25/35(A)	644,163
839,782	Navitas Equipment Receivables LLC,
	Ser 2016-1, Class A2, 144a,
	2.200%, 6/15/21	838,877
2,905,162	New Century Home Equity Loan Trust,
	Ser 2005-B, Class A2D, (1M LIBOR
	+0.400%), 2.886%, 10/25/35(A)	2,909,016
472,253	Orange Lake Timeshare Trust, Ser
	2014-AA, Class A, 144a,
	2.290%, 7/9/29	466,544
7,150,000	Palmer Square CLO Ltd. (Cayman
	Islands), Ser 2019-1A, Class A1,
	144a, (3M LIBOR +1.050%),
	4/20/27(A)(B)(C)	7,150,000
4,618,324	Palmer Square Loan Funding Ltd.
	(Cayman Islands), Ser 2018-4A,
	Class A1, 144a, (3M LIBOR +0.900%),
	3.584%, 11/15/26(A)	4,599,759
1,289,285	RAAC Trust, Ser 2006-RP4, Class A,
	144a, (1M LIBOR +0.290%),
	2.776%, 1/25/46(A)	1,288,331
45,011	RAAC Trust, Ser 2006-SP4, Class A3,
	(1M LIBOR +0.250%),
	2.736%, 11/25/36(A)	45,002
2,721,000	RAAC Trust, Ser 2006-SP4, Class M1,
	(1M LIBOR +0.340%),
	2.826%, 11/25/36(A)	2,715,177
11,787,497	Rockwall CDO II Ltd., Ser 2007-1A,
	Class A3L, 144a, (3M LIBOR
	+1.000%), 3.736%, 8/1/24(A)	11,786,259
700,000	Santander Drive Auto Receivables
	Trust, Ser 2015-2, Class D,
	3.020%, 4/15/21	700,352
103,464	Santander Drive Auto Receivables
	Trust, Ser 2015-3, Class C,
	2.740%, 1/15/21	103,461
3,336,761	Santander Drive Auto Receivables
	Trust, Ser 2015-4, Class C,
	2.970%, 3/15/21	3,337,561
6,010,000	Securitized Equipment Receivables
	Trust (Cayman Islands), Ser 2017-1A,
	Class A, 2.980%, 4/11/24	5,997,256

53

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 38.8% (Continued)
$726,639	Sierra Timeshare Receivables Funding
	LLC, Ser 2014-3A, Class A, 144a,
	2.300%, 10/20/31	$723,611
652,952	Sierra Timeshare Receivables Funding
	LLC, Ser 2015-1A, Class A, 144a,
	2.400%, 3/22/32	650,138
5,009,055	Tesla Auto Lease Trust, Ser 2018-B,
	Class A, 144a, 3.710%, 8/20/21	5,066,088
2,845,525	TLF National Tax Lien Trust, Ser
	2017-1A, Class A, 144a,
	3.090%, 12/15/29	2,824,907
1,693,302	Towd Point Mortgage Trust, Ser
	2015-4, Class A1B, 144a,
	2.750%, 4/25/55(A)(D)	1,678,230
6,931,568	Towd Point Mortgage Trust, Ser
	2017-5, Class A1, 144a, (1M LIBOR
	+0.600%), 3.086%, 2/25/57(A)	6,874,379
13,162,459	Towd Point Mortgage Trust, Ser
	2018-SJ1, Class A1, 144a,
	4.000%, 10/25/58(A)(D)	13,188,394
9,638,367	Towd Point Mortgage Trust, Ser
	2019-HY1, Class A1, 144a, (1M
	LIBOR +1.000%),
	3.486%, 10/25/48(A)	9,638,357
6,300,000	Towd Point Mortgage Trust, Ser
	2019-SJ1, Class A1, 144a,
	3.750%, 11/25/58(A)(D)	6,301,562
1,098,994	United Auto Credit Securitization
	Trust, Ser 2017-1, Class C, 144a,
	2.710%, 1/10/22	1,098,742
1,325,521	Welk Resorts LLC, Ser 2013-AA, Class
	A, 144a, 3.100%, 3/15/29	1,318,716
5,426,383	Westlake Automobile Receivables
	Trust, Ser 2016-1A, Class D, 144a,
	4.550%, 9/15/21	5,438,196
8,785,000	Westlake Automobile Receivables
	Trust, Ser 2016-2A, Class D, 144a,
	4.100%, 6/15/21	8,833,912
2,956,001	Westlake Automobile Receivables
	Trust, Ser 2016-3A, Class C, 144a,
	2.460%, 1/18/22	2,954,159
9,115,000	Westlake Automobile Receivables
	Trust, Ser 2016-3A, Class D, 144a,
	3.580%, 1/18/22	9,150,367
	Total Asset-Backed Securities	$372,719,322

	Corporate Bonds — 32.2%

	Financials — 7.8%
7,000,000	BB&T Corp. MTN, 2.150%, 2/1/21	6,934,274
4,000,000	BB&T Corp. MTN, 6.850%, 4/30/19	4,012,904
2,933,000	Citibank NA, (3M LIBOR +0.350%),
	3.048%, 2/12/21(A)	2,933,996
5,015,000	Citizens Bank NA/Providence RI, (3M
	LIBOR +0.810%), 3.456%, 5/26/22(A)	5,008,288
5,000,000	Compass Bank, 2.750%, 9/29/19	4,995,257
5,000,000	Credit Agricole SA (France), 144a,
	2.750%, 6/10/20	4,997,025
300,000	Credit Suisse Group Funding
	Guernsey Ltd. (Guernsey), 144a,
	3.125%, 12/10/20	300,763
8,199,000	Huntington Bancshares, Inc.,
	7.000%, 12/15/20	8,732,035
1,306,000	Lloyds Bank PLC (United Kingdom)
	MTN, 144a, 5.800%, 1/13/20	1,336,072
2,340,000	National City Corp., 6.875%, 5/15/19	2,351,723
2,500,000	Principal Life Global Funding II, 144a,
	1.500%, 4/18/19	2,498,708
10,000,000	Royal Bank of Canada (Canada) MTN,
	(3M LIBOR +0.300%),
	3.061%, 7/22/20(A)	10,017,490
4,508,000	SBA Tower Trust, 144a,
	2.898%, 10/15/19	4,502,805
5,825,000	Sparta Agency, Inc.,
	2.700%, 12/1/23(A)(D)	5,825,000
5,500,000	Wells Fargo Bank NA, (SOFR +0.480%),
	2.950%, 3/25/20(A)	5,506,443
4,550,000	Zions Bancorp NA, 3.500%, 8/27/21	4,597,492
		74,550,275

	Industrials — 3.9%
9,700,000	Eaton Electric Holdings LLC,
	3.875%, 12/15/20	9,861,905
3,150,000	Holcim US Finance Sarl & Cie SCS
	(Luxembourg), 144a,
	6.000%, 12/30/19	3,211,466
7,175,000	Keysight Technologies, Inc.,
	3.300%, 10/30/19	7,191,169
6,875,000	Martin Marietta Materials, Inc., (3M
	LIBOR +0.650%), 3.313%, 5/22/20(A)	6,873,557
2,000,000	Molex Electronic Technologies LLC,
	144a, 2.878%, 4/15/20	1,996,576
8,156,000	Vulcan Materials Co., (3M LIBOR
	+0.650%), 3.276%, 3/1/21(A)	8,147,843
		37,282,516

	Consumer Staples — 3.5%
1,475,000	Conagra Brands, Inc., (3M LIBOR
	+0.750%), 3.511%, 10/22/20(A)	1,473,211
3,000,000	Constellation Brands, Inc., (3M LIBOR
	+0.700%), 3.384%, 11/15/21(A)	3,001,544
1,239,000	Constellation Brands, Inc.,
	3.875%, 11/15/19	1,245,517
4,600,000	Danone SA (France), 144a,
	1.691%, 10/30/19	4,570,110
3,925,000	General Mills, Inc., (3M LIBOR
	+0.540%), 3.319%, 4/16/21(A)	3,917,656
6,800,000	Kraft Heinz Foods Co., (3M LIBOR
	+0.570%), 3.267%, 2/10/21(A)	6,782,660
4,793,000	Mondelez International, Inc.,
	5.375%, 2/10/20	4,891,373
1,570,000	Reckitt Benckiser Treasury Services
	PLC (United Kingdom), 144a, (3M
	LIBOR +0.560%), 3.162%, 6/24/22(A)	1,556,955

54

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 32.2% (Continued)

	Consumer Staples — (Continued)
$3,200,000	Tyson Foods, Inc., (3M LIBOR
	+0.550%), 3.165%, 6/2/20(A)	$3,197,403
3,200,000	Woolworths Group Ltd. (Australia),
	144a, 4.000%, 9/22/20	3,236,107
		33,872,536

	Utilities — 3.4%
3,000,000	Dominion Energy, Inc., 2.579%, 7/1/20	2,983,428
1,875,000	Duke Energy Florida LLC,
	2.100%, 12/15/19	1,870,924
1,385,000	Exelon Generation Co. LLC,
	2.950%, 1/15/20	1,383,390
5,000,000	Georgia Power Co., 2.000%, 3/30/20	4,961,196
700,000	ITC Holdings Corp., 144a,
	5.500%, 1/15/20	712,659
1,990,000	NextEra Energy Capital Holdings, Inc.,
	2.400%, 9/15/19	1,987,662
1,192,000	NextEra Energy Capital Holdings, Inc.,
	(3M LIBOR +0.550%),
	3.179%, 8/28/21(A)	1,189,244
2,700,000	Public Service Co. of New Hampshire,
	4.050%, 6/1/21	2,746,434
5,300,000	Sempra Energy, (3M LIBOR +0.250%),
	3.037%, 7/15/19(A)	5,292,369
8,207,000	Sempra Energy, (3M LIBOR +0.500%),
	3.287%, 1/15/21(A)	8,137,971
1,875,000	Spire, Inc., 2.550%, 8/15/19	1,869,761
		33,135,038

	Health Care — 3.3%
2,100,000	Amgen, Inc., 1.900%, 5/10/19	2,098,751
2,100,000	Amgen, Inc., 2.200%, 5/11/20	2,090,681
2,720,000	Cigna Corp., 144a, (3M LIBOR
	+0.650%), 3.265%, 9/17/21(A)	2,718,024
7,700,000	Dignity Health, 2.637%, 11/1/19	7,696,242
3,198,000	Express Scripts Holding Co.,
	2.250%, 6/15/19	3,193,092
11,238,000	Shire Acquisitions Investments Ireland
	DAC, 1.900%, 9/23/19	11,189,452
2,475,000	Zimmer Biomet Holdings, Inc., (3M
	LIBOR +0.750%), 3.375%, 3/19/21(A)	2,466,653
		31,452,895

	Consumer Discretionary — 2.9%
1,600,000	Ford Motor Credit Co. LLC,
	5.875%, 8/2/21	1,656,691
6,300,000	General Motors Co., (3M LIBOR
	+0.800%), 3.539%, 8/7/20(A)	6,292,014
2,700,000	General Motors Financial Co., Inc.,
	3.500%, 7/10/19	2,704,986
450,000	Hyundai Capital America, 144a,
	1.750%, 9/27/19	447,552
5,360,000	Hyundai Capital America, 144a,
	3.000%, 10/30/20	5,333,673
200,000	Hyundai Capital Services, Inc., 144a,
	1.625%, 8/30/19	198,936
3,808,000	Lear Corp., 5.375%, 3/15/24	3,913,374
500,000	Volkswagen Group of America
	Finance LLC, 144a,
	2.450%, 11/20/19	497,917
6,800,000	Volkswagen Group of America
	Finance LLC, 144a,
	3.875%, 11/13/20	6,887,325
		27,932,468

	Communication Services — 2.2%
2,040,000	Crown Castle Towers LLC, 144a,
	3.222%, 5/15/22	2,044,664
4,595,000	Discovery Communications LLC,
	2.200%, 9/20/19	4,576,434
3,000,000	Interpublic Group of Cos., Inc. (The),
	3.500%, 10/1/20	3,025,858
10,307,000	Orange SA (France), 5.375%, 7/8/19	10,377,978
1,405,000	Sky Ltd. (United Kingdom), 144a,
	2.625%, 9/16/19	1,402,555
		21,427,489

	Materials — 2.0%
5,000,000	Eastman Chemical Co.,
	3.500%, 12/1/21	5,075,230
2,700,000	EI du Pont de Nemours & Co.,
	2.200%, 5/1/20	2,690,328
6,300,000	Georgia-Pacific LLC, 144a,
	2.539%, 11/15/19	6,289,068
5,100,000	RPM International, Inc.,
	6.125%, 10/15/19	5,184,399
		19,239,025

	Real Estate — 1.1%
2,250,000	Equity Commonwealth, REIT,
	5.875%, 9/15/20	2,302,332
8,300,000	SL Green Operating Partnership LP,
	(3M LIBOR +0.980%),
	3.663%, 8/16/21(A)	8,261,820
		10,564,152

	Energy — 1.1%
2,366,000	Enbridge, Inc. (Canada), (3M LIBOR
	+0.700%), 3.311%, 6/15/20(A)	2,365,121
686,000	Florida Gas Transmission Co. LLC,
	144a, 7.900%, 5/15/19	689,929
265,000	Kinder Morgan, Inc., 3.050%, 12/1/19	265,264
2,460,000	Phillips 66, (3M LIBOR +0.600%),
	3.246%, 2/26/21(A)	2,460,057
1,250,000	Phillips 66, 144a, (3M LIBOR +0.750%),
	3.537%, 4/15/20(A)	1,250,429
1,500,000	Ras Laffan Liquefied Natural Gas Co.
	(Qatar), 6.750%, 9/30/19	1,528,200
198,540	Ras Laffan Liquefied Natural Gas Co.
	Ltd. II (Qatar), 144a, 5.298%, 9/30/20	200,554
1,500,000	Spectra Energy Partners LP, (3M LIBOR
	+0.700%), 3.299%, 6/5/20(A)	1,498,263
		10,257,817

55

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 32.2% (Continued)

	Information Technology — 1.0%
$600,000	Fidelity National Information Services,
	Inc., 3.625%, 10/15/20	$606,306
9,300,000	Hewlett Packard Enterprise Co., 144a,
	2.100%, 10/4/19	9,260,604
		9,866,910
	Total Corporate Bonds	$309,581,121

	Commercial Mortgage-Backed Securities — 12.4%
1,945,573	A10 Term Asset Financing LLC, Ser
	2017-1A, Class A1FL, 144a, (1M
	LIBOR +0.850%), 3.334%, 3/15/36(A)	1,945,237
6,690,947	AREIT Trust, Ser 2018-CRE1, Class A,
	144a, (1M LIBOR +0.850%),
	3.334%, 2/14/35(A)	6,665,835
2,791,363	BSPRT Issuer Ltd. (Cayman Islands), Ser
	2017-FL2, Class AS, 144a, (1M LIBOR
	+1.100%), 3.584%, 10/15/34(A)	2,786,143
4,245,000	BX Trust, Ser 2017-IMC, Class A, 144a,
	(1M LIBOR +1.050%),
	3.534%, 10/15/32(A)	4,231,620
2,000,000	BXP Trust, Ser 2017-CQHP, Class A,
	144a, (1M LIBOR +0.850%),
	3.334%, 11/15/34(A)	1,991,220
3,329,658	CD Mortgage Trust, Ser 2006-CD3,
	Class AM, 5.648%, 10/15/48	3,439,673
2,530,000	Citigroup Commercial Mortgage Trust,
	Ser 2015-SHP2, Class A, 144a, (1M
	LIBOR +1.280%), 3.764%, 7/15/27(A)	2,529,945
68,780,000	Citigroup Commercial Mortgage Trust,
	Ser 2019-SST2, Class XCP, 144a,
	1.726%, 12/15/36(A)(D)(E)	2,179,143
181,656	COMM Mortgage Trust, Ser
	2013-CR10, Class A2,
	2.972%, 8/10/46	184,083
43,716,274	COMM Mortgage Trust, Ser
	2014-UBS3, Class XA,
	1.252%, 6/10/47(A)(D)(E)	1,777,290
513,210	DBUBS Mortgage Trust, Ser
	2011-LC2A, Class A1FL, 144a, (1M
	LIBOR +1.350%), 3.842%, 7/12/44(A)	516,169
1,928,541	GS Mortgage Securities Corp. II, Ser
	2015-GC30, Class A1,
	1.439%, 5/10/50	1,914,567
118,906,000	GS Mortgage Securities Corp. II, Ser
	2017-SLP, Class XA, 144a,
	1.172%, 10/10/32(A)(D)(E)	4,409,677
143,822,000	GS Mortgage Securities Corp. Trust,
	Ser 2017-GPTX, Class XCP, 144a,
	0.786%, 5/10/34(A)(D)(E)	1,282,259
4,000,000	Hospitality Mortgage Trust, Ser
	2017-HIT, Class A, 144a, (1M LIBOR
	+0.850%), 3.342%, 5/8/30(A)	3,994,961
8,320,000	Hospitality Mortgage Trust, Ser
	2017-HIT, Class B, 144a, (1M LIBOR
	+1.180%), 3.672%, 5/8/30(A)	8,306,875
7,737,335	J.P. Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2017-FL11, Class A, 144a, (1M LIBOR
	+0.850%), 3.334%, 10/15/32(A)	7,674,803
7,525,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2017-FL10, Class A, 144a, (1M LIBOR
	+0.800%), 3.284%, 6/15/32(A)	7,488,183
7,400,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2017-FL10, Class B, 144a, (1M LIBOR
	+1.000%), 3.484%, 6/15/32(A)	7,345,411
1,883,000	Merrill Lynch Mortgage Investors
	Trust, Ser 1998-C1, Class E,
	6.750%, 11/15/26(A)(D)	1,915,987
526,515	Morgan Stanley Bank of America
	Merrill Lynch Trust, Ser 2015-C20,
	Class A1, 1.405%, 2/15/48	525,308
7,725,000	Morgan Stanley Capital I Trust, Ser
	2018-BOP, Class A, 144a, (1M LIBOR
	+0.850%), 3.334%, 8/15/33(A)	7,692,838
6,698,359	RAIT Trust, Ser 2017-FL7, Class A, 144a,
	(1M LIBOR +0.950%),
	3.434%, 6/15/37(A)	6,664,933
7,275,000	Ready Captial Mortgage Financing,
	Ser 2019-FL3, Class A, 144a, (1M
	LIBOR +1.000%), 3.500%, 3/25/34(A)	7,275,000
8,125,000	STWD Mortgage Trust, Ser 2018-URB,
	Class B, 144a, (1M LIBOR +1.350%),
	3.834%, 5/15/35(A)	8,090,399
7,387,178	Tharaldson Hotel Portfolio Trust, Ser
	2018-THL, Class B, 144a, (1M LIBOR
	+1.100%), 3.581%, 11/11/34(A)	7,368,526
6,280,000	TPG Real Estate Finance Issuer Ltd.
	(Cayman Islands), Ser 2018-FL1,
	Class AS, 144a, (1M LIBOR +0.950%),
	3.434%, 2/15/35(A)	6,256,447
12,760,327	UBS-Citigroup Commercial Mortgage
	Trust, Ser 2011-C1, Class XA, 144a,
	2.179%, 1/10/45(A)(D)(E)	548,438
1,795,662	WFRBS Commercial Mortgage Trust,
	Ser 2014-C24, Class A2,
	2.863%, 11/15/47	1,794,026
	Total Commercial
	Mortgage-Backed Securities	$118,794,996

	Municipal Bonds — 2.5%

	California — 0.4%
1,865,000	CA St Enterprise Dev Authority, Txbl
	Variable J Harris Indl Wt, (LOC: City
	National Bank), 144a, 2.810%,
	9/1/41(A)(D)	1,865,000

56

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 2.5% (Continued)

	California — 0.4% (Continued)
$1,885,000	CA St Infrastructure & Economic Dev
	Bank, Variable Canyon Plastics Inc
	Project, (LOC: Bank of The West),
	1.640%, 12/1/39(A)(D)	$1,885,000
		3,750,000

	Florida — 0.5%
5,000,000	State Brd of Admin Fin Corp., Txbl Ser
	A, 2.163%, 7/1/19	4,994,700

	Illinois — 0.5%
4,200,000	Regional Transportation Authority,
	Txbl Ser A, 3.013%, 5/29/20	4,214,238

	Other Territory — 0.7%
2,000,000	Rib Floater Trust, Txbl Muni Floaters
	Trust Ser 201, (LOC: Barclays Bank
	PLC), 144a, 2.830%, 7/1/22(A)(D)	2,000,000
5,000,000	Taxable Municipal Funding Trust, Txbl
	Mun Fltg Rt Nts Ser 2018, (LOC:
	Barclays Bank PLC), 144a, 2.830%,
	7/31/28(A)(D)	5,000,000
		7,000,000

	Wisconsin — 0.4%
4,000,000	Public Finance Authority, Txbl Affinity
	Living Group 5 A, (LOC: Citizens
	Bank of MA), 3.750%, 2/1/22	4,008,000
	Total Municipal Bonds	$23,966,938

	Agency Collateralized Mortgage
	Obligations — 2.4%
114,952,254	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K504 Class
	X1, 0.164%, 9/25/20(A)(D)(E)	107,434
126,222,335	FHLMC Multifamily Structured Pass
	Through Certificates, Ser KAIV Class
	X1, 1.264%, 6/25/21(A)(D)(E)	2,593,086
13,578	FHLMC REMIC, Ser 2510 Class TA,
	4.000%, 6/15/32	13,552
290,776	FHLMC REMIC, Ser 2770 Class FH, (1M
	LIBOR +0.400%), 2.884%, 3/15/34(A)	291,401
335	FHLMC REMIC, Ser 3414 Class MB,
	4.250%, 12/15/19	335
762,475	FHLMC REMIC, Ser 3874 Class BD,
	3.000%, 6/15/21	761,451
2,637,384	FHLMC REMIC, Ser 4238 Class TL,
	1.250%, 8/15/27	2,468,527
156,639	FNMA REMIC, Ser 2003-119, Class PU,
	4.000%, 11/25/33	159,388
58,912	FNMA REMIC, Ser 2003-33, Class AM,
	4.250%, 5/25/33	61,157
48,845	FNMA REMIC, Ser 2003-42, Class CA,
	4.000%, 5/25/33	50,599
235,773	FNMA REMIC, Ser 2003-81, Class FE,
	(1M LIBOR +0.500%),
	2.986%, 9/25/33(A)	237,314
510,072	FNMA REMIC, Ser 2009-32, Class BH,
	5.250%, 5/25/39	532,692
6,477	FNMA REMIC, Ser 2010-13, Class WD,
	4.250%, 3/25/25	6,485
2,484,555	FNMA REMIC, Ser 2010-64, Class AD,
	3.000%, 12/25/20	2,473,863
1,064,704	FNMA REMIC, Ser 2011-15, Class HC,
	2.500%, 3/25/26	1,057,296
420,761	FNMA REMIC, Ser 2011-67, Class DA,
	4.500%, 7/25/21	420,726
204,292	FNMA REMIC, Ser 2012 102 Class NA,
	1.500%, 9/25/27	197,849
1,709,064	FNMA REMIC, Ser 2012-47, Class AI,
	3.000%, 5/25/22(E)	58,030
142,031	FNMA REMIC Trust, Ser 2001-W4, Class
	AF5, 6.114%, 2/25/32(A)(D)	162,396
1,300,000	FREMF Mortgage Trust, Ser 2010-K7,
	Class B, 144a, 5.502%, 4/25/20(A)(D)	1,328,235
97,611	GNMA, Ser 2002-72, Class AB,
	4.500%, 10/20/32	99,792
68,820	GNMA, Ser 2011-57, Class BA,
	3.000%, 5/20/40	69,790
166,915	GNMA, Ser 2012-27, Class A,
	1.614%, 7/16/39	162,875
5,661,122	GNMA, Ser 2016-40, Class F, (1M LIBOR
	+0.400%), 2.882%, 7/16/57(A)	5,514,714
4,623,890	GNMA, Ser 2016-95, Class F, (1M LIBOR
	+0.450%), 2.932%, 1/16/58(A)	4,520,006
	Total Agency Collateralized
	Mortgage Obligations	$23,348,993

	Non-Agency Collateralized Mortgage
	Obligations — 2.1%
1,904,768	Bear Stearns ARM Trust, Ser 2003-1,
	Class 5A1, 4.403%, 4/25/33(A)(D)††	1,927,343
244,618	Bear Stearns ARM Trust, Ser 2004-1,
	Class 13A3, 4.659%, 4/25/34(A)(D)††	244,298
183,410	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(A)(D)††	184,720
45,976	Community Program Loan Trust, Ser
	1987-A, Class A5, 4.500%, 4/1/29	45,653
1,555	CSMC Trust, Ser 2012-CIM1, Class A1,
	144a, 3.380%, 2/25/42(A)(D)	1,553
1,155,235	CSMC Trust, Ser 2014-WIN1, Class 2A5,
	144a, 3.000%, 9/25/44(A)(D)	1,157,838
3,342,383	CSMC Trust, Ser 2014-WIN2, Class A5,
	144a, 3.000%, 10/25/44(A)(D)	3,327,126

57

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage
	Obligations — 2.1% (Continued)
$38,026	FDIC Sale Guaranteed Notes Trust, Ser
	2010-S3, Class A, 144a,
	2.740%, 12/3/20	$37,645
3,061,351	GSR Mortgage Loan Trust, Ser
	2003-13, Class 1A1,
	4.297%, 10/25/33(A)(D)	3,154,361
127,339	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	4.160%, 6/25/36(A)(D)	116,424
19,997	Merrill Lynch Mortgage Investors
	Trust, Ser 2003-A1, Class 2A, (12M
	LIBOR +1.625%),
	4.492%, 12/25/32(A)	20,072
118,908	Merrill Lynch Mortgage Investors
	Trust, Ser 2004-1, Class 1A,
	4.373%, 12/25/34(A)(D)	118,532
3,246,000	Morgan Stanley Mortgage Loan Trust,
	Ser 2005-6AR, Class 1M1, (1M LIBOR
	+0.460%), 2.946%, 11/25/35(A)	3,226,634
5,998,039	Opteum Mortgage Acceptance Corp.
	Asset Backed Pass-Through
	Certificates, Ser 2005-3, Class A1C,
	(1M LIBOR +0.370%),
	2.856%, 7/25/35(A)	6,002,204
583,988	RFMSI Trust, Ser 2007-SA1, Class 1A1,
	3.578%, 2/25/37(A)(D)	504,304
130,040	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 4.465%, 6/25/33(A)(D)	131,730
326,133	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-M, Class
	A1, 4.903%, 12/25/33(A)(D)	334,543
	Total Non-Agency Collateralized
	Mortgage Obligations	$20,534,980

	U.S. Government Mortgage-Backed
	Obligations — 1.8%
45,118	FHLMC, Pool #1B1580, (12M LIBOR
	+1.961%), 4.961%, 3/1/34(A)	47,475
104,158	FHLMC, Pool #1B2629, (12M LIBOR
	+1.750%), 4.625%, 11/1/34(A)	108,983
215,006	FHLMC, Pool #1B7189, (12M LIBOR
	+2.470%), 5.401%, 3/1/36(A)	229,351
64,837	FHLMC, Pool #1G1471, (12M LIBOR
	+1.668%), 4.608%, 1/1/37(A)	67,851
400,078	FHLMC, Pool #1H1354, (1 Year CMT
	Rate +2.250%), 4.622%, 11/1/36(A)	420,767
42,218	FHLMC, Pool #1H2524, (1 Year CMT
	Rate +2.250%), 4.644%, 8/1/35(A)	44,392
152,171	FHLMC, Pool #1J1813, (12M LIBOR
	+1.925%), 4.675%, 8/1/37(A)	160,574
141,432	FHLMC, Pool #1K1238, (1 Year CMT
	Rate +2.250%), 4.323%, 7/1/36(A)	148,898
88,595	FHLMC, Pool #1L0087, (1 Year CMT
	Rate +2.250%), 4.347%, 6/1/35(A)	93,187
230,177	FHLMC, Pool #1L0147, (1 Year CMT
	Rate +2.290%), 4.540%, 7/1/35(A)	242,403
156,310	FHLMC, Pool #1L1288, (1 Year CMT
	Rate +2.250%), 4.573%, 5/1/36(A)	164,602
125,164	FHLMC, Pool #1Q0080, (12M LIBOR
	+1.671%), 4.359%, 1/1/36(A)	130,623
307,777	FHLMC, Pool #1Q0119, (12M LIBOR
	+1.845%), 4.603%, 9/1/36(A)	323,664
300,571	FHLMC, Pool #1Q0187, (12M LIBOR
	+1.781%), 4.586%, 12/1/36(A)	315,432
183,078	FHLMC, Pool #1Q0339, (12M LIBOR
	+1.910%), 4.783%, 4/1/37(A)	189,628
77,649	FHLMC, Pool #1Q0669, (12M LIBOR
	+1.725%), 4.569%, 11/1/37(A)	81,368
336,668	FHLMC, Pool #1Q1303, (1 Year CMT
	Rate +2.250%), 4.532%, 11/1/36(A)	354,460
369,463	FHLMC, Pool #781515, (1 Year CMT
	Rate +2.250%), 4.575%, 4/1/34(A)	389,613
179,916	FHLMC, Pool #782760, (1 Year CMT
	Rate +2.250%), 4.565%, 11/1/36(A)	189,263
168,705	FHLMC, Pool #847795, (1 Year CMT
	Rate +2.275%), 4.674%, 4/1/35(A)	178,475
92,008	FHLMC, Pool #848088, (1 Year CMT
	Rate +2.244%), 4.717%, 4/1/35(A)	96,799
382,568	FHLMC, Pool #848539, (1 Year CMT
	Rate +2.267%), 4.663%, 4/1/37(A)	401,852
753,601	FHLMC, Pool #848583, (1 Year CMT
	Rate +2.313%), 4.721%, 1/1/36(A)	792,993
11,614	FHLMC, Pool #A92646, 5.500%, 6/1/40	12,891
13,106	FHLMC, Pool #C03505, 5.500%, 6/1/40	14,243
42,939	FHLMC, Pool #C66916, 7.000%, 5/1/32	44,723
890	FHLMC, Pool #D94598, 6.500%, 4/1/21	893
1,370	FHLMC, Pool #G00100, 8.000%, 2/1/23	1,452
37,959	FHLMC, Pool #G01840, 5.000%, 7/1/35	40,915
125,673	FHLMC, Pool #G11769,
	5.000%, 10/1/20	128,029
82,193	FHLMC, Pool #G11773,
	5.000%, 10/1/20	83,646
5,160	FHLMC, Pool #J05907, 6.000%, 8/1/19	5,160
21,540	FHLMC, Pool #J10895,
	4.000%, 10/1/19	22,230
37,045	FNMA, Pool #175123, 7.450%, 8/1/22	37,248
3,454	FNMA, Pool #207530, 8.250%, 4/1/22	3,457
119,425	FNMA, Pool #254868, 5.000%, 9/1/33	128,496
56,884	FNMA, Pool #256272, 5.500%, 6/1/26	60,716
90,862	FNMA, Pool #256852, 6.000%, 8/1/27	97,859
22,111	FNMA, Pool #323832, 7.500%, 7/1/29	25,072
1,676	FNMA, Pool #334593, 7.000%, 5/1/24	1,772
55,376	FNMA, Pool #555380, (12M LIBOR
	+1.579%), 4.636%, 4/1/33(A)	58,215
28,893	FNMA, Pool #665773, 7.500%, 6/1/31	28,871
99,885	FNMA, Pool #679742, (1 Year CMT Rate
	+2.581%), 4.227%, 1/1/40(A)	102,202

58

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 1.8% (Continued)
$36,798	FNMA, Pool #681842, (1 Year CMT Rate
	+2.125%), 4.875%, 2/1/33(A)	$38,260
52,812	FNMA, Pool #681898, (1 Year CMT Rate
	+2.125%), 4.611%, 4/1/33(A)	55,095
102,977	FNMA, Pool #725245, (1 Year CMT Rate
	+2.240%), 4.755%, 2/1/34(A)	107,596
136,941	FNMA, Pool #725424, 5.500%, 4/1/34	150,677
695,791	FNMA, Pool #725490, (12M LIBOR
	+1.633%), 4.092%, 4/1/34(A)	724,689
1,905	FNMA, Pool #735439, 6.000%, 9/1/19	1,905
23,741	FNMA, Pool #735484, 5.000%, 5/1/35	25,539
98,122	FNMA, Pool #735539, (1 Year CMT Rate
	+2.201%), 4.769%, 4/1/35(A)	103,195
34,223	FNMA, Pool #743207, (12M LIBOR
	+1.504%), 4.330%, 10/1/33(A)	35,330
44,770	FNMA, Pool #745467, (12M LIBOR
	+1.948%), 4.815%, 4/1/36(A)	47,088
23,308	FNMA, Pool #745790, (1 Year CMT Rate
	+2.142%), 4.456%, 8/1/36(A)	24,314
6,481	FNMA, Pool #761411, 4.500%, 5/1/19	6,591
60,852	FNMA, Pool #784365, (6M LIBOR
	+1.550%), 4.109%, 5/1/34(A)	62,833
105,062	FNMA, Pool #791978, (6M LIBOR
	+1.518%), 4.311%, 9/1/34(A)	107,909
15,034	FNMA, Pool #804001, (1 Year CMT Rate
	+2.185%), 4.560%, 10/1/34(A)	15,723
31,048	FNMA, Pool #809897, (12M LIBOR
	+1.702%), 4.702%, 3/1/35(A)	32,575
131,176	FNMA, Pool #813170, (12M LIBOR
	+1.575%), 4.654%, 1/1/35(A)	136,855
563,510	FNMA, Pool #815323, (6M LIBOR
	+1.533%), 4.293%, 1/1/35(A)	581,610
146,299	FNMA, Pool #820364, (12M LIBOR
	+0.900%), 3.275%, 4/1/35(A)	150,261
251,389	FNMA, Pool #827787, (6M LIBOR
	+1.550%), 4.113%, 5/1/35(A)	259,616
32,854	FNMA, Pool #828480, (12M LIBOR
	+1.730%), 4.468%, 6/1/35(A)	34,420
95,564	FNMA, Pool #839239, (12M LIBOR
	+1.760%), 4.510%, 9/1/35(A)	101,166
66,891	FNMA, Pool #888179, (12M LIBOR
	+1.812%), 4.842%, 2/1/37(A)	70,477
40,003	FNMA, Pool #888548, (1 Year CMT Rate
	+2.250%), 4.605%, 5/1/35(A)	42,111
71,091	FNMA, Pool #889060, 6.000%, 1/1/38	78,389
72,865	FNMA, Pool #889061, 6.000%, 1/1/38	82,297
4,888	FNMA, Pool #889382, 5.500%, 4/1/38	5,422
257,486	FNMA, Pool #922674, (12M LIBOR
	+1.905%), 4.860%, 4/1/36(A)	271,396
98,593	FNMA, Pool #950385, (6M LIBOR
	+0.927%), 3.790%, 8/1/37(A)	99,770
38,640	FNMA, Pool #960376, 5.500%, 12/1/37	41,713
121,239	FNMA, Pool #985670, 6.500%, 10/1/21	123,453
152,587	FNMA, Pool #AA1150, 4.000%, 4/1/23	157,176
8,306	FNMA, Pool #AD0941, 5.500%, 4/1/40	9,244
61,433	FNMA, Pool #AE0363, 5.000%, 7/1/37	66,085
21,946	FNMA, Pool #AE0727, 4.000%, 10/1/20	22,606
73,653	FNMA, Pool #AE5441, 5.000%, 10/1/40	79,445
130,414	FNMA, Pool #AI6588, 4.000%, 7/1/26	134,346
144,403	FNMA, Pool #AI8506, 4.000%, 8/1/26	148,753
129,779	FNMA, Pool #AL0211, 5.000%, 4/1/41	139,985
16,692	FNMA, Pool #AL0302, 5.000%, 4/1/24	17,154
726,521	FNMA, Pool #AL0478, (12M LIBOR
	+1.790%), 4.557%, 4/1/36(A)	762,235
232,385	FNMA, Pool #AL0543, 5.000%, 7/1/41	250,487
127,042	FNMA, Pool #AL1105, 4.500%, 12/1/40	134,349
26,498	FNMA, Pool #AL2591, 5.500%, 5/1/38	27,576
404,638	FNMA, Pool #AL5275, (6M LIBOR
	+1.513%), 4.187%, 9/1/37(A)	417,819
1,972,530	FNMA, Pool #AL7396, (6M LIBOR
	+1.535%), 4.171%, 2/1/37(A)	2,036,567
6,047	GNMA, Pool #344233, 8.000%, 2/15/23	6,329
28,217	GNMA, Pool #345123,
	8.000%, 12/15/23	29,648
3,234	GNMA, Pool #569337, 6.500%, 4/15/22	3,323
5,335	GNMA, Pool #780322,
	8.000%, 11/15/22	5,554
395,336	GNMA, Pool #80826, (1 Year CMT Rate
	+1.500%), 3.375%, 2/20/34(A)	410,692
164,902	GNMA, Pool #80889, (1 Year CMT Rate
	+1.500%), 3.625%, 4/20/34(A)	171,139
300,811	GNMA, Pool #81016, (1 Year CMT Rate
	+1.500%), 3.750%, 8/20/34(A)	312,951
567,556	GNMA, Pool #82760, (1 Year CMT Rate
	+1.500%), 3.375%, 3/20/41(A)	590,058
283,190	GNMA, Pool #MA2392, (1 Year CMT
	Rate +1.500%), 4.000%, 11/20/44(A)	293,950
1,227,305	GNMA, Pool #MA2466, (1 Year CMT
	Rate +1.500%), 4.000%, 12/20/44(A)	1,273,626
	Total U.S. Government
	Mortgage-Backed Obligations	$17,190,115

	U.S. Government Agency Obligations — 0.8%
5,000,000	Overseas Private Investment Corp.,
	(3M Treasury Bill + 0.000%),
	2.420%, 7/20/22(A)	5,000,000
2,100,000	Overseas Private Investment Corp.,
	(3M Treasury Bill + 0.000%),
	2.430%, 10/15/39(A)	2,100,000
11,190	Small Business Administration
	Participation Certificates, Ser
	2002-20A, Class 1, 6.140%, 1/1/22	11,484
18,337	Small Business Administration
	Participation Certificates, Ser
	2003-20E, Class 1, 4.640%, 5/1/23	18,811
90,456	Small Business Administration Pools,
	(Prime Rate -2.500%),
	3.000%, 4/25/28(A)	90,006

59

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 0.8%
	(Continued)
$126,898	Small Business Administration Pools,
	(Prime Rate -2.600%),
	2.900%, 1/25/26(A)	$125,965
	Total U.S. Government Agency
	Obligations	$7,346,266

	Commercial Paper — 9.6%
15,000,000	Cabot Corp., 2.643%, 04/09/2019(F)	14,987,855
10,000,000	Catholic Health Initiatives, Ser A,
	2.907%, 04/12/2019(F)	9,990,519
15,300,000	CVS Health Corp., 2.700%,
	04/01/2019(F)	15,296,711
10,650,000	Dollar General Corp., 2.650%,
	04/01/2019(F)	10,647,657
10,600,000	Dover Corp., 2.651%, 04/02/2019(F)	10,596,887
15,000,000	ERP Operating LP, 2.601%,
	04/01/2019(F)	14,996,700
15,300,000	Louisville Gas and Electric Co., 2.642%,
	04/03/2019(F)	15,294,379
250,000	Marriott International, Ser A, 2.773%,
	05/28/2019(F)	248,833
	Total Commercial Paper	$92,059,541

Shares
	Short-Term Investment Fund — 0.0%
65,605	Dreyfus Government Cash
	Management, Institutional Shares,
	2.34%∞Ω	$65,605

	Total Investment Securities — 102.6%
	(Cost $985,951,557)	$985,607,877

	Liabilities in Excess of
	Other Assets — (2.6%)	(25,344,945)

	Net Assets — 100.0%	$960,262,932

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2019.

(B)	Level 3-For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

(C)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.

(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(E)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(F)	Rate reflects yield at the time of purchase.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

CDO - Collateralized Debt Obligations

CLO - Collateralized Loan Obligations

CMT - Constant Maturity Treasury

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $524,468,026 or 54.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

60

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$365,569,322	$7,150,000	$372,719,322
Corporate Bonds	—	309,581,121	—	309,581,121
Commercial Mortgage-Backed Securities	—	118,794,996	—	118,794,996
Municipal Bonds	—	23,966,938	—	23,966,938
Agency Collateralized Mortgage Obligations	—	23,348,993	—	23,348,993
Non-Agency Collateralized Mortgage Obligations	—	20,534,980	—	20,534,980
U.S. Government Mortgage-Backed Obligations	—	17,190,115	—	17,190,115
U.S. Government Agency Obligations	—	7,346,266	—	7,346,266
Commercial Paper	—	92,059,541	—	92,059,541
Short-Term Investment Fund	65,605	—	—	65,605
Total	$65,605	$978,392,272	$7,150,000	$985,607,877

Measurements Using Unobservable Inputs (Level 3)

	Asset-Backed
Assets	Securities	Total
Beginning balance September 30, 2018	$—	$—
Purchases & Sales	7,150,000	7,150,000
Net change in unrealized appreciation/depreciation	—	—
Ending balance March 31, 2019	$7,150,000	$7,150,000
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at March 31, 2019	$—	$—

		Valuation	Unobservable
Security Name	Fair Value	Technique	Input
Palmer Square CLO Ltd.	$7,150,000	Cost	New Issue

See accompanying Notes to Financial Statements.

61

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

		Touchstone
		Anti-	Touchstone
		Benchmark®	Anti-
	Touchstone	International	Benchmark® US	Touchstone
	Active Bond	Core Equity	Core Equity	Arbitrage
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$342,420,867	$45,723,708	$24,635,290	$56,254,367
Investments, at market value (A)	$345,243,199	$46,196,613	$25,378,993	$56,996,062
Cash	22,013	—	—	83
Foreign currency (B)	—	70,113	—	—
Cash deposits held at prime broker (C)	109,028	—	—	625,805
Dividends and interest receivable	2,484,178	101,832	49,353	25,526
Receivable for capital shares sold	236,685	—	—	3,195
Receivable for investments sold	7,982,448	—	—	782,673
Receivable for securities sold short	—	—	—	188,484
Receivable for securities lending income	35	—	—	3,568
Tax reclaim receivable	—	10,772	—	—
Other assets	45,220	3,918	470	38,738
Total Assets	356,122,806	46,383,248	25,428,816	58,664,134
Liabilities
Written options, at market value(D)	—	—	—	20,982
Securities sold short(E)	—	—	—	793,260
Payable for return of collateral for securities on loan	—	—	—	1,621,820
Payable for capital shares redeemed	501,601	1,998	—	541,776
Payable for variation margin on futures contracts	56,611	—	—	—
Payable for investments purchased	13,843,873	10,524,346	—	372,860
Payable to Investment Advisor	110,254	486	1,407	49,395
Payable to other affiliates	64,821	39	39	7,725
Payable to Trustees	3,396	2,371	2,371	3,396
Payable for professional services	21,518	7,089	4,461	16,445
Payable to Transfer Agent	89,928	362	361	39,447
Payable for reports to shareholders	15,215	3,888	3,874	14,193
Other accrued expenses and liabilities	19,603	1,756	1,123	6,495
Total Liabilities	14,726,820	10,542,335	13,636	3,487,794
Net Assets	$341,395,986	$35,840,913	$25,415,180	$55,176,340
Net assets consist of:
Par value	$334,467	$35,574	$25,167	$56,573
Paid-in capital	435,448,351	35,588,950	25,125,737	67,475,381
Distributable earnings (deficit)	(94,386,832)	216,389	264,276	(12,355,614)
Net Assets	$341,395,986	$35,840,913	$25,415,180	$55,176,340
(A) Includes market value of securities on loan of:	$—	$—	$—	$1,600,536
(B) Cost of foreign currency:	$—	$70,368	$—	$—
(C) Represents segregated cash for futures contracts, securities sold short and written options.
(D) Premiums received from written options:	$—	$—	$—	$37,861
(E) Proceeds received for securities sold short:	$—	$—	$—	$816,317

See accompanying Notes to Financial Statements.

62

Statements of Assets and Liabilities (Unaudited) (Continued)

		Touchstone	Touchstone	Touchstone	Touchstone
Touchstone	Touchstone	Merger	Mid	Mid Cap	Premium
High Yield	Impact Bond	Arbitrage	Cap	Value	Yield Equity
Fund	Fund	Fund	Fund	Fund	Fund

$191,548,932	$261,615,756	$49,808,230	$934,674,032	$692,418,418	$65,958,581
$190,755,197	$261,665,100	$50,641,953	$1,115,067,841	$756,380,823	$73,709,637
—	—	153	8	—	—
—	—	—	—	—	—
—	—	464,566	—	—	—
3,058,472	1,942,547	23,115	954,400	897,492	119,842
122,283	425,049	50,560	5,819,647	1,420,385	20,688
1,055,114	—	733,860	—	8,383,691	—
—	—	155,145	—	—	—
7,484	—	6,738	—	147	164
—	—	—	—	—	31,895
27,863	39,870	28,265	77,822	52,467	27,189
195,026,413	264,072,566	52,104,355	1,121,919,718	767,135,005	73,909,415

—	—	18,830	—	—	—
—	—	617,729	—	—	—
2,606,310	—	432,999	—	—	1,065,600
189,127	310,373	436,805	1,642,758	1,335,875	264,588
—	—	—	—	—	—
1,364,116	—	306,912	—	9,437,666	—
78,540	66,982	48,239	690,043	461,083	38,686
22,560	22,898	5,133	184,997	50,384	19,553
3,396	3,396	3,396	3,396	3,396	3,396
15,582	16,345	16,126	23,359	20,314	10,715
31,056	29,278	25,033	156,506	110,646	17,017
8,477	7,759	10,219	47,061	46,426	9,755
20,433	15,956	2,977	1,419	4,686	1,384
4,339,597	472,987	1,924,398	2,749,539	11,470,476	1,430,694
$190,686,816	$263,599,579	$50,179,957	$1,119,170,179	$755,664,529	$72,478,721

$227,662	$262,678	$47,953	$321,504	$436,639	$86,929
207,282,783	269,679,591	56,979,906	911,856,146	715,525,308	63,891,282
(16,823,629)	(6,342,690)	(6,847,902)	206,992,529	39,702,582	8,500,510
$190,686,816	$263,599,579	$50,179,957	$1,119,170,179	$755,664,529	$72,478,721
$2,528,926	$—	$412,742	$—	$—	$1,043,136
$—	$—	$—	$—	$—	$—

$—	$—	$33,978	$—	$—	$—
$—	$—	$635,260	$—	$—	$—

63

Statements of Assets and Liabilities (Unaudited) (Continued)

		Touchstone	Touchstone
		Anti-Benchmark® Anti-Benchmark®
	Touchstone	International	US	Touchstone
	Active Bond	Core Equity	Core Equity	Arbitrage
	Fund	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$126,805,315	$—	$—	$3,513,934
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	12,360,766	—	—	363,625
Net asset value price per share*	$10.26	$—	$—	$9.66
Maximum sales charge - Class A shares	2.00%	—	—	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$10.47	$—	$—	$10.17

Pricing of Class C Shares
Net assets applicable to Class C shares	$18,415,986	$—	$—	$2,831,048
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	1,949,447	—	—	300,280
Net asset value and offering price per share**	$9.45	$—	$—	$9.43

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$112,753,150	$2,522	$2,541	$37,184,441
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	10,999,604	250	252	3,807,193
Net asset value, offering price and redemption price per share	$10.25	$10.08	$10.10	$9.77

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$83,421,535	$35,838,391	$25,412,638	$11,646,917
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	8,136,913	3,557,141	2,516,406	1,186,194
Net asset value, offering price and redemption price per share	$10.25	$10.08	$10.10	$9.82

* There is no sales load on subscriptions of $1 million or more for all funds except for Active Bond Fund, High Yield Fund and Impact Bond Fund. There is no sales load on subscriptions of $500,000 or more for Active Bond Fund, High Yield Fund and Impact Bond Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

64

Statements of Assets and Liabilities (Unaudited) (Continued)

		Touchstone	Touchstone	Touchstone	Touchstone
Touchstone	Touchstone	Merger	Mid	Mid Cap	Premium
High Yield	Impact Bond	Arbitrage	Cap	Value	Yield Equity
Fund	Fund	Fund	Fund	Fund	Fund

$16,477,900	$6,670,914	$7,286,333	$33,831,243	$13,246,869	$10,067,586

2,016,207	665,484	701,829	978,078	771,260	1,204,840
$8.17	$10.02	$10.38	$34.59	$17.18	$8.36
2.00%	2.00%	5.00%	5.00%	5.00%	5.00%

$8.34	$10.22	$10.93	$36.41	$18.08	$8.80

$6,584,683	$790,001	$4,412,279	$55,124,978	$6,419,828	$15,541,163

807,800	78,888	446,016	1,698,136	385,148	1,862,648
$8.15	$10.01	$9.89	$32.46	$16.67	$8.34

$47,239,547	$73,469,782	$37,137,195	$859,272,434	$296,808,236	$46,869,972

5,617,966	7,320,332	3,520,891	24,581,040	17,197,459	5,625,379
$8.41	$10.04	$10.55	$34.96	$17.26	$8.33

$—	$—	$—	$20,748,312	$—	$—

—	—	—	603,679	—	—
$—	$—	$—	$34.37	$—	$—

$120,384,686	$182,668,882	$1,344,150	$150,193,212	$439,189,596	$—

14,324,260	18,203,105	126,587	4,289,467	25,310,064	—
$8.40	$10.04	$10.62	$35.01	$17.35	$—

65

Statements of Assets and Liabilities (Unaudited) (Continued)

				Touchstone
	Touchstone	Touchstone	Touchstone	Ultra Short
	Sands Capital	Small	Small	Duration
	Select Growth	Cap	Cap Value	Fixed Income
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$871,441,197	$60,150,747	$94,234,542	$985,951,557
Investments, at market value	$1,840,423,955	$87,311,951	$97,522,274	$985,607,877
Cash	—	—	8	1,866
Dividends and interest receivable	221,258	91,663	138,366	4,240,112
Receivable for capital shares sold	4,848,126	6,165	394,932	2,042,205
Receivable for investments sold	—	—	1,193,853	9,104,896
Receivable for securities lending income	—	—	415	—
Other assets	71,601	33,781	42,140	78,108
Total Assets	1,845,564,940	87,443,560	99,291,988	1,001,075,064
Liabilities
Dividends payable	—	—	—	255,032
Payable for capital shares redeemed	7,035,478	455,465	120,489	7,262,428
Payable for investments purchased	—	—	309,344	32,563,816
Payable to Investment Advisor	1,577,647	57,192	57,906	187,828
Payable to other affiliates	950,531	9,568	11,727	325,291
Payable to Trustees	3,396	3,396	3,396	3,396
Payable for professional services	35,831	12,228	14,216	29,295
Payable to Transfer Agent	350,330	26,724	77,437	118,827
Payable for reports to shareholders	96,996	10,809	10,062	21,187
Other accrued expenses and liabilities	33,274	6,191	1,107	45,032
Total Liabilities	10,083,483	581,573	605,684	40,812,132
Net Assets	$1,835,481,457	$86,861,987	$98,686,304	$960,262,932
Net assets consist of:
Par value	$1,322,340	$73,012	$41,970	$1,036,885
Paid-in capital	546,208,762	46,639,061	111,170,820	1,058,492,397
Distributable earnings (deficit)	1,287,950,355	40,149,914	(12,526,486)	(99,266,350)
Net Assets	$1,835,481,457	$86,861,987	$98,686,304	$960,262,932

(A) See Note 5 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

66

Statements of Assets and Liabilities (Unaudited) (Continued)

				Touchstone
	Touchstone	Touchstone	Touchstone	Ultra Short
	Sands Capital	Small	Small	Duration
	Select Growth	Cap	Cap Value	Fixed Income
	Fund	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$86,270,128	$3,952,807	$30,270,557	$73,570,904
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	6,478,089	336,104	1,287,985	7,944,135
Net asset value price per share*	$13.32	$11.76	$23.50	$9.26
Maximum sales charge - Class A shares	5.00%	5.00%	5.00%	2.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$14.02	$12.38	$24.74	$9.45

Pricing of Class C Shares
Net assets applicable to Class C shares	$66,567,948	$3,877,261	$917,201	$4,761,780
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	5,672,378	355,342	40,196	514,174
Net asset value and offering price per share**	$11.74	$10.91	$22.82	$9.26

Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$—	$147,185,571
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	15,892,995
Net asset value, offering price and redemption price per share*	$—	$—	$—	$9.26

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$1,168,435,283	$33,742,472	$29,518,254	$262,447,171
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	81,522,860	2,816,615	1,253,884	28,338,862
Net asset value, offering price and redemption price per share	$14.33	$11.98	$23.54	$9.26

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$514,208,098	$—	$—	$167,414,514
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	38,560,632	—	—	18,077,301
Net asset value, offering price and redemption price per share	$13.34	$—	$—	$9.26

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$—	$45,289,447	$37,980,292	$304,882,992
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	3,793,187	1,614,944	32,921,053
Net asset value, offering price and redemption price per share	$—	$11.94	$23.52	$9.26

* There is no sales load on subscriptions of $1 million or more for all funds except for Ultra Short Duration Fixed Income Fund. There is no sales load on subscriptions of $500,000 or more for Ultra Short Duration Fixed Income Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

67

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

		Touchstone
		Anti-	Touchstone
		Benchmark®	Anti-
	Touchstone	International	Benchmark® US	Touchstone
	Active Bond	Core Equity	Core Equity	Arbitrage
	Fund	Fund(A)	Fund(A)	Fund
Investment Income
Dividends (B)	$161,653	$238,077	$300,085	$238,714
Interest	5,901,397	—	—	224,026
Income from securities loaned	134	—	—	26,675
Total Investment Income	6,063,184	238,077	300,085	489,415
Expenses
Investment advisory fees	660,127	40,241	30,856	699,195
Administration fees	242,495	12,966	12,783	96,556
Compliance fees and expenses	976	583	583	976
Custody fees	22,018	8,034	2,308	12,768
Professional fees	18,408	14,386	11,716	17,308
Transfer Agent fees, Class A	66,882	—	—	1,438
Transfer Agent fees, Class C	12,502	—	—	1,789
Transfer Agent fees, Class Y	61,358	80	80	61,111
Transfer Agent fees, Class Z	—	—	—	—
Transfer Agent fees, Institutional Class	653	80	80	1,816
Registration Fees, Class A	8,024	—	—	7,488
Registration Fees, Class C	7,117	—	—	5,894
Registration Fees, Class Y	7,902	871	871	10,814
Registration Fees, Class Z	—	—	—	—
Registration Fees, Institutional Class	6,296	871	871	6,134
Dividend expense on securities sold short	—	—	—	90,753
Interest expense on securities sold short	—	—	—	16,824
Reports to Shareholders, Class A	5,574	—	—	2,712
Reports to Shareholders, Class C	3,446	—	—	2,721
Reports to Shareholders, Class Y	5,624	1,978	1,978	8,012
Reports to Shareholders, Class Z	—	—	—	—
Reports to Shareholders, Institutional Class	2,447	1,991	1,978	2,764
Shareholder servicing fees, Class Z	—	—	—	—
Distribution expenses, Class A	159,187	—	—	4,850
Distribution and shareholder servicing expenses, Class C	105,515	—	—	19,045
Trustee fees	7,214	6,019	6,019	7,214
Other expenses	67,059	5,765	4,745	37,407
Total Expenses	1,470,824	93,865	74,868	1,115,589
Fees waived and/or reimbursed by the Advisor and/or Affiliates(C)	(136,438)	(41,101)	(36,075)	(26,395)
Net Expenses	1,334,386	52,764	38,793	1,089,194
Net Investment Income (Loss)	4,728,798	185,313	261,292	(599,779)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	(2,122,555)	(380,641)	(594,815)	(6,077,908)
Net realized losses on foreign currency transactions	—	(33,939)	—	—
Net realized losses on futures contracts	(207,350)	—	—	—
Net realized gains on written options	—	—	—	192,899
Net realized losses on securities sold short	—	—	—	(127,895)
Net change in unrealized appreciation (depreciation) on investments	10,420,831	472,905	743,703	3,865,316
Net change in unrealized appreciation (depreciation) on foreign currency transactions	212	5,500	—	—
Net change in unrealized appreciation (depreciation) on written options	—	—	—	23,514
Net change in unrealized appreciation (depreciation) on futures contracts	(61,330)	—	—	—
Net change in unrealized appreciation (depreciation) on securities sold short	—	—	—	1,746,429
Net Realized and Unrealized Gains (Losses) on Investments	8,029,808	63,825	148,888	(377,645)
Change in Net Assets Resulting from Operations	$12,758,606	$249,138	$410,180	$(977,424)
(A) Represents the period from commencement of operations (November 19, 2018) through March 31, 2019.
(B) Net of foreign tax withholding of:	$—	$22,221	$—	$2,049
(C) See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

68

Statements of Operations (Unaudited) (Continued)

		Touchstone	Touchstone	Touchstone	Touchstone
Touchstone	Touchstone	Merger	Mid	Mid Cap	Premium
High Yield	Impact Bond	Arbitrage	Cap	Value	Yield Equity
Fund	Fund	Fund	Fund	Fund	Fund

$19,372	$101,926	$185,402	$7,564,371	$7,239,622	$1,136,356
5,520,779	4,051,365	184,467	1,940	—	—
26,963	67	10,265	—	3,904	2,986
5,567,114	4,153,358	380,134	7,566,311	7,243,526	1,139,342

485,614	452,331	476,269	3,709,543	2,742,285	268,441
133,598	187,394	65,770	694,014	530,175	55,606
975	976	976	975	976	976
6,216	6,944	12,070	8,807	7,567	3,334
16,257	17,391	16,795	26,725	22,950	13,038
10,036	3,989	4,054	16,345	12,050	6,617
4,472	726	2,777	24,146	3,503	5,828
34,441	27,277	31,810	297,151	136,781	14,252
—	—	—	9,413	—	—
3,302	36,285	2,174	13,112	77,952	—
8,007	7,074	7,237	7,319	7,976	7,208
6,625	4,117	6,443	7,922	7,503	6,511
9,114	8,079	8,931	18,795	14,294	7,743
—	—	—	6,753	—	—
6,501	18,253	7,835	5,698	13,099	—
—	—	47,953	—	—	—
—	—	98,558	—	—	—
2,915	2,509	2,798	3,720	4,007	2,942
2,776	2,462	2,763	5,014	3,238	2,941
3,333	3,074	4,981	45,118	36,187	5,861
—	—	—	3,320	—	—
2,535	3,640	2,467	2,880	17,261	—
—	—	—	24,075	—	—
16,704	7,096	10,130	40,048	17,364	13,322
40,396	4,828	29,438	258,813	32,667	83,478
7,214	7,214	7,214	7,214	7,214	7,214
40,809	27,268	23,172	24,222	25,710	10,187
841,840	828,927	872,615	5,261,142	3,720,759	515,499

(91,604)	(135,903)	(42,613)	(240,553)	(399,308)	(54,036)
750,236	693,024	830,002	5,020,589	3,321,451	461,463
4,816,878	3,460,334	(449,868)	2,545,722	3,922,075	677,879

(1,453,763)	(449,568)	(4,301,344)	34,620,154	(14,414,227)	772,160
—	—	—	—	—	—
—	—	—	—	—	—
—	—	159,656	—	—	—
—	—	(172,642)	—	—	—

2,325,828	7,815,757	3,664,167	(2,450,651)	(18,725,658)	(4,831,735)
—	—	—	—	—	—
—	—	19,993	—	—	—
—	—	—	—	—	—
—	—	1,141,925	—	—	—
872,065	7,366,189	511,755	32,169,503	(33,139,885)	(4,059,575)
$5,688,943	$10,826,523	$61,887	$34,715,225	$(29,217,810)	$(3,381,696)

$—	$—	$1,225	$—	$—	$30,338

69

Statements of Operations (Unaudited) (Continued)

				Touchstone
	Touchstone	Touchstone	Touchstone	Ultra Short
	Sands Capital	Small	Small	Duration
	Select Growth	Cap	Cap Value	Fixed Income
	Fund	Fund	Fund	Fund
Investment Income
Dividends(A)	$2,031,104	$762,408	$936,949	$4,024
Interest	16,508	—	—	14,476,334
Income from securities loaned	8,507	1,522	26,122	—
Total Investment Income	2,056,119	763,930	963,071	14,480,358
Expenses
Investment advisory fees	8,861,799	446,990	505,474	1,162,614
Administration fees	1,324,233	76,251	86,228	674,311
Compliance fees and expenses	976	976	976	975
Custody fees	17,886	4,285	4,993	20,338
Professional fees	42,842	12,683	15,009	28,671
Transfer Agent fees, Class A	31,236	6,277	104,132	33,259
Transfer Agent fees, Class C	25,618	3,181	972	2,053
Transfer Agent fees, Class S	—	—	—	34,075
Transfer Agent fees, Class Y	411,178	23,092	20,774	93,702
Transfer Agent fees, Class Z	370,171	—	—	69,583
Transfer Agent fees, Institutional Class	—	13,061	2,396	32,937
Registration Fees, Class A	8,359	7,284	7,016	10,301
Registration Fees, Class C	6,973	5,433	4,137	8,602
Registration Fees, Class S	—	—	—	4,937
Registration Fees, Class Y	16,971	7,226	5,992	13,135
Registration Fees, Class Z	10,049	—	—	7,663
Registration Fees, Institutional Class	—	6,570	3,115	11,064
Reports to Shareholders, Class A	4,695	2,983	6,030	4,288
Reports to Shareholders, Class C	4,718	2,705	2,513	2,570
Reports to Shareholders, Class S	—	—	—	7,161
Reports to Shareholders, Class Y	53,547	5,228	2,708	5,974
Reports to Shareholders, Class Z	21,081	—	—	4,247
Reports to Shareholders, Institutional Class	—	2,929	2,467	2,603
Shareholder servicing fees, Class Z	600,340	—	—	203,808
Distribution expenses, Class A	104,559	6,460	67,441	92,497
Distribution and shareholder servicing expenses, Class C	322,801	23,660	5,732	19,230
Distribution and shareholder servicing expenses, Class S	—	—	—	372,530
Trustee fees	7,214	7,214	7,214	7,214
Other expenses	478,210	38,220	45,909	76,110
Total Expenses	12,725,456	702,708	901,228	3,006,452
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(184,338)	(74,913)	(179,743)	(343,118)
Fees eligible for recoupment by the Advisor(B)	60,968	—	—	—
Net Expenses	12,602,086	627,795	721,485	2,663,334
Net Investment Income	(10,545,967)	136,135	241,586	11,817,024
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(C)	405,315,291	14,924,116	(13,988,480)	(494,345)
Net change in unrealized appreciation (depreciation) on investments	(466,043,869)	(25,931,392)	(4,541,867)	2,242,318
Net Realized and Unrealized Gains (Losses) on Investments	(60,728,578)	(11,007,276)	(18,530,347)	1,747,973
Change in Net Assets Resulting from Operations	$(71,274,545)	$(10,871,141)	$(18,288,761)	$13,564,997
(A) Net of foreign tax withholding of:	$—	$—	$244	$—

(B) See Note 4 in Notes to Financial Statements.

(C) For the six month ended March 31, 2019, Sands Capital Select Growth Fund and Small Cap Fund had redemptions-in-kind of securities in the amount of $180,617,776, and $8,365,750 respectively. Net realized gains (losses) on investments includes the realized gain on the transactions of $109,629,714, and $2,693,106 respectively, which will not be realized by the Fund for tax purposes.

See accompanying Notes to Financial Statements.

70

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Statements of Changes in Net Assets

			Touchstone
			Anti-	Touchstone
			Benchmark®	Anti-
			International	Benchmark® US
	Touchstone		Core Equity	Core Equity
	Active Bond Fund		Fund(A)	Fund(A)
	For the		For the	For the
	Six Months	For the	Period	Period
	Ended	Year Ended	Ended	Ended
	March 31, 2019	September 30,	March 31, 2019	March 31, 2018
	(Unaudited)	2018	(Unaudited)	(Unaudited)
From Operations
Net investment income (loss)	$4,728,798	$9,030,575	$185,313	$261,292
Net realized gains (losses) on investments, forward foreign currency contracts, foreign currency transactions, futures contracts, written options and securities sold short	(2,329,905)	(2,400,191)	(414,580)	(594,815)
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts, foreign currency transactions, written options, futures contracts, and securities sold short	10,359,713	(13,484,165)	478,405	743,703
Change in Net Assets from Operations	12,758,606	(6,853,781)	249,138	410,180
Distributions to Shareholders from:
Distributed earnings, Class A	(1,800,878)	(3,641,000)	—	—
Distributed earnings, Class C	(249,080)	(542,157)	—	—
Distributed earnings, Class Y	(2,096,144)	(5,004,643)	(3)	(14)
Distributed earnings, Institutional Class	(781,346)	(861,132)	(32,746)	(145,890)
Total Distributions	(4,927,448)	(10,048,932)	(32,749)	(145,904)

Net Increase (Decrease) from Share Transactions(B)	(27,977,169)	251,238,639	35,624,524	25,150,904

Total Increase (Decrease) in Net Assets	(20,146,011)	234,335,926	35,840,913	25,415,180

Net Assets
Beginning of period	361,541,997	127,206,071	—	—
End of period	$341,395,986	$361,541,997	$35,840,913	$25,415,180

(A) Represents the period from commencement of operations (November 19, 2018) through March 31, 2019.

(B) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity in pages 78-80.

See accompanying Notes to Financial Statements.

72

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone
Arbitrage		High Yield
Fund		Fund
For the		For the
Six Months	For the	Six Months	For the
Ended	Year Ended	Ended	Year Ended
March 31, 2019	September 30,	March 31, 2019	September 30,
(Unaudited)	2018	(Unaudited)	2018

$(599,779)	$521,072	$4,816,878	$9,934,934

(6,012,904)	(1,027,248)	(1,453,763)	1,133,608

5,635,259	(1,774,785)	2,325,828	(8,165,563)
(977,424)	(2,280,961)	5,688,943	2,902,979

(63,282)	(294,311)	(333,537)	(701,103)
(472)	(371,498)	(164,614)	(457,871)
(2,761,465)	(7,406,684)	(1,305,341)	(3,234,209)
(380,817)	(1,334,179)	(2,920,877)	(5,852,513)
(3,206,036)	(9,406,672)	(4,724,369)	(10,245,696)

(148,137,646)	(22,146,627)	(7,865,959)	(12,957,752)

(152,321,106)	(33,834,260)	(6,901,385)	(20,300,469)

207,497,446	241,331,706	197,588,201	217,888,670
$55,176,340	$207,497,446	$190,686,816	$197,588,201

73

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone
	Impact Bond		Merger Arbitrage
	Fund		Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	March 31, 2019	September 30,	March 31, 2019	September 30,
	(Unaudited)	2018	(Unaudited)	2018
From Operations
Net investment income (loss)	$3,460,334	$7,232,570	$(449,868)	$(287,693)
Net realized gains (losses) on investments, forward foreign currency contracts, foreign currency transactions, written options and securities sold short	(449,568)	(962,215)	(4,314,330)	(330,132)
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts, foreign currency transactions, written options and securities sold short	7,815,757	(8,630,367)	4,826,085	(833,465)
Change in Net Assets from Operations	10,826,523	(2,360,012)	61,887	(1,451,290)
Distributions to Shareholders from:
Distributed earnings, Class A	(77,425)	(143,763)	(116,826)	(683,179)
Distributed earnings, Class C	(9,248)	(23,628)	(13,623)	(605,164)
Distributed earnings, Class Y	(932,726)	(1,332,999)	(1,000,581)	(4,909,189)
Distributed earnings, Class Z	—	—	—	—
Distributed earnings, Institutional Class	(2,871,417)	(6,579,253)	(90,725)	(3,416,906)
Total Distributions	(3,890,816)	(8,079,643)	(1,221,755)	(9,614,438)

Net Increase (Decrease) from Share Transactions(A)	3,761,693	(2,917,352)	(88,253,205)	(64,021,165)

Total Increase (Decrease) in Net Assets	10,697,400	(13,357,007)	(89,413,073)	(75,086,893)

Net Assets
Beginning of period	252,902,179	266,259,186	139,593,030	214,679,923
End of period	$263,599,579	$252,902,179	$50,179,957	$139,593,030

(A) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 80-82.

See accompanying Notes to Financial Statements.

74

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Mid Cap		Mid Cap Value		Premium Yield Equity
Fund		Fund		Fund
For the		For the		For the
Six Months	For the	Six Months	For the	Six Months	For the
Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
March 31, 2019	September 30,	March 31, 2019	September 30,	March 31, 2019	September 30,
(Unaudited)	2018	(Unaudited)	2018	(Unaudited)	2018

$2,545,722	$1,863,060	$3,922,075	$4,721,977	$677,879	$2,401,807

34,620,154	100,593,876	(14,414,227)	30,401,221	772,160	9,382,625

(2,450,651)	22,111,241	(18,725,658)	(12,687,339)	(4,831,735)	(4,923,095)
34,715,225	124,568,177	(29,217,810)	22,435,859	(3,381,696)	6,861,337

(1,161,949)	(332,156)	(639,374)	(1,229,816)	(1,050,403)	(908,417)
(1,924,706)	(594,785)	(290,312)	(661,135)	(1,636,103)	(758,918)
(25,404,765)	(6,566,737)	(14,300,742)	(21,528,565)	(4,969,608)	(3,370,481)
(686,311)	(194,569)	—	—	—	—
(4,388,852)	(1,395,718)	(19,850,244)	(23,445,172)	—	—
(33,566,583)	(9,083,965)	(35,080,672)	(46,864,688)	(7,656,114)	(5,037,816)

162,596,052	62,983,199	26,332,149	129,238,910	(4,107,739)	(35,011,447)

163,744,694	178,467,411	(37,966,333)	104,810,081	(15,145,549)	(33,187,926)

955,425,485	776,958,074	793,630,862	688,820,781	87,624,270	120,812,196
$1,119,170,179	$955,425,485	$755,664,529	$793,630,862	$72,478,721	$87,624,270

75

Statements of Changes in Net Assets (Continued)

	Touchstone
	Sands Capital		Touchstone
	Select Growth		Small Cap
	Fund		Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	March 31, 2019	September 30,	March 31, 2019	September 30,
	(Unaudited)	2018	(Unaudited)	2018
From Operations
Net investment income (loss)	$(10,545,967)	$(27,899,779)	$136,135	$4,044,964
Net realized gains (losses) on investments	405,315,291	546,189,592	14,924,116	41,366,895
Net change in unrealized appreciation (depreciation) on investments	(466,043,869)	192,041,727	(25,931,392)	(23,925,456)
Change in Net Assets from Operations	(71,274,545)	710,331,540	(10,871,141)	21,486,403
Distributions to Shareholders from:
Distributed earnings, Class A	(21,290,699)	(17,654,139)	(1,165,908)	(2,203,403)
Distributed earnings, Class C	(17,571,431)	(15,225,601)	(1,317,244)	(1,605,340)
Distributed earnings, Class S	—	—	—	—
Distributed earnings, Class Y	(260,948,268)	(335,076,764)	(8,692,472)	(15,359,459)
Distributed earnings, Class Z	(122,462,519)	(108,517,175)	—	—
Distributed earnings, Institutional Class	—	—	(12,411,469)	(20,034,179)
Total Distributions	(422,272,917)	(476,473,679)	(23,587,093)	(39,202,381)

Net Increase (Decrease) from Share Transactions(A)	(16,393,015)	(384,217,440)	(37,974,410)	(52,546,314)

Total Increase (Decrease) in Net Assets	(509,940,477)	(150,359,579)	(72,432,644)	(70,262,292)

Net Assets
Beginning of period	2,345,421,934	2,495,781,513	159,294,631	229,556,923
End of period	$1,835,481,457	$2,345,421,934	$86,861,987	$159,294,631

(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 83-84.

See accompanying Notes to Financial Statements.

76

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone
Small		Ultra Short
Cap Value		Duration Fixed
Fund		Income Fund
For the		For the
Six Months	For the	Six Months	For the
Ended	Year Ended	Ended	Year Ended
March 31, 2019	September 30,	March 31, 2019	September 30,
(Unaudited)	2018	(Unaudited)	2018

$241,586	$155,956	$11,817,024	$18,493,227
(13,988,480)	10,452,409	(494,345)	598,202
(4,541,867)	(4,802,433)	2,242,318	(4,248,211)
(18,288,761)	5,805,932	13,564,997	14,843,218

(5,072,643)	(10,217)	(905,987)	(1,623,641)
(85,491)	—	(50,214)	(78,654)
—	—	(1,633,804)	(2,657,024)
(2,360,120)	(35,142)	(3,434,245)	(6,109,491)
—	—	(1,996,201)	(3,730,711)
(2,197,331)	(113,089)	(3,905,670)	(5,699,048)
(9,715,585)	(158,448)	(11,926,121)	(19,898,569)

(28,524,899)	60,933,338	33,569,082	179,921,654

(56,529,245)	66,580,822	35,207,958	174,866,303

155,215,549	88,634,727	925,054,974	750,188,671
$98,686,304	$155,215,549	$960,262,932	$925,054,974

77

Statements of Changes in Net Assets - Capital Stock Activity

					Touchstone Anti-
					Benchmark®
					International Core Equity
	Touchstone Active Bond Fund				Fund(A)
	For the Six Months				For the Period
	Ended		For the Year		Ended
	March 31, 2019		Ended		March 31, 2019
	(Unaudited)		September 30, 2018		(Unaudited)
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	685,528	$6,869,853	1,141,735	$11,686,476	—	$—
Proceeds from Shares issued in connection with merger(B)	—	—	15,009,511	156,501,270	—	—
Reinvestment of distributions	146,097	1,460,974	293,114	2,978,894	—	—
Cost of Shares redeemed	(1,766,553)	(17,635,659)	(5,261,939)	(53,817,258)	—	—
Change from Class A Share Transactions	(934,928)	(9,304,832)	11,182,421	117,349,382	—	—
Class C
Proceeds from Shares issued	67,691	618,241	100,130	955,908	—	—
Proceeds from Shares issued in connection with merger(B)	—	—	2,962,276	28,556,721	—	—
Reinvestment of distributions	23,354	214,865	50,602	474,990	—	—
Cost of Shares redeemed	(719,812)	(6,635,091)	(1,014,425)	(9,561,928)	—	—
Change from Class C Share Transactions	(628,767)	(5,801,985)	2,098,583	20,425,691	—	—
Class Y
Proceeds from Shares issued	2,376,225	23,792,682	6,143,950	62,689,353	250	2,500
Proceeds from Shares issued in connection with merger(B)	—	—	12,700,690	132,356,634	—	—
Reinvestment of distributions	183,999	1,835,375	412,120	4,187,060	—	3
Cost of Shares redeemed	(8,149,074)	(81,720,389)	(10,282,417)	(105,020,575)	—	—
Change from Class Y Share Transactions	(5,588,850)	(56,092,332)	8,974,343	94,212,472	250	2,503
Institutional Class
Proceeds from Shares issued	6,204,625	62,586,071	3,666,094	37,270,158	3,553,859	35,591,273
Reinvestment of distributions	64,593	649,187	38,079	385,395	3,480	32,746
Cost of Shares redeemed	(2,002,607)	(20,013,278)	(1,822,867)	(18,404,459)	(198)	(1,998)
Change from Institutional Class Share Transactions	4,266,611	43,221,980	1,881,306	19,251,094	3,557,141	35,622,021

Change from Share Transactions	(2,885,934)	$(27,977,169)	24,136,653	$251,238,639	3,557,391	$35,624,524

(A)	Represents the period from commencement of operations (November 19, 2018) through March 31, 2019.
(B)	See Note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

78

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Anti-Benchmark®
US Core Equity Fund(A)		Touchstone Arbitrage Fund
For the Period		For the Six Months
Ended		Ended		For the Year
March 31, 2019		March 31, 2019		Ended
(Unaudited)		(Unaudited)		September 30, 2018
Shares	Dollars	Shares	Dollars	Shares	Dollars

—	$—	109,614	$1,047,896	157,263	$1,535,486
—	—	—	—	—	—
—	—	6,662	61,757	29,857	289,907
—	—	(149,940)	(1,424,441)	(589,593)	(5,789,139)
—	—	(33,664)	(314,788)	(402,473)	(3,963,746)

—	—	8,242	74,807	76,397	730,119
—	—	—	—	—	—
—	—	51	462	38,807	365,175
—	—	(225,199)	(2,070,551)	(478,267)	(4,505,024)
—	—	(216,906)	(1,995,282)	(363,063)	(3,409,730)

250	2,500	810,691	7,763,739	6,079,845	60,092,915
—	—	—	—	—	—
2	14	294,617	2,760,561	752,994	7,401,931
—	—	(14,095,694)	(134,569,491)	(7,337,226)	(72,711,339)
252	2,514	(12,990,386)	(124,045,191)	(504,387)	(5,216,493)

2,500,250	25,002,500	570,074	5,491,833	4,504,279	44,710,464
16,156	145,890	29,771	280,147	128,112	1,265,742
—	—	(2,846,517)	(27,554,365)	(5,553,238)	(55,532,864)
2,516,406	25,148,390	(2,246,672)	(21,782,385)	(920,847)	(9,556,658)

2,516,658	$25,150,904	(15,487,628)	$(148,137,646)	(2,190,770)	$(22,146,627)

79

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone High Yield Fund				Touchstone Impact Bond Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	March 31, 2019		Ended		March 31, 2019		Ended
	(Unaudited)		September 30, 2018		(Unaudited)		September 30, 2018
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	756,474	$5,983,479	826,207	$6,792,726	194,199	$1,913,662	246,995	$2,465,673
Reinvestment of distributions	37,481	297,981	74,913	614,938	6,316	62,032	11,860	117,638
Cost of Shares redeemed	(312,097)	(2,477,147)	(1,375,365)	(11,296,162)	(118,410)	(1,158,356)	(182,335)	(1,810,911)
Change from Class A Share Transactions	481,858	3,804,313	(474,245)	(3,888,498)	82,105	817,338	76,520	772,400
Class C
Proceeds from Shares issued	73,629	583,740	75,920	625,636	5,578	54,522	12,328	121,899
Reinvestment of distributions	17,565	138,822	47,178	386,396	738	7,237	1,609	15,969
Cost of Shares redeemed	(449,727)	(3,578,540)	(506,081)	(4,154,816)	(38,843)	(381,327)	(87,921)	(875,805)
Change from Class C Share Transactions	(358,533)	(2,855,978)	(382,983)	(3,142,784)	(32,527)	(319,568)	(73,984)	(737,937)
Class Y
Proceeds from Shares issued	540,022	4,445,590	2,362,661	19,915,704	2,830,914	27,828,400	2,902,795	28,899,416
Reinvestment of distributions	152,589	1,244,641	350,079	2,953,500	89,593	882,758	127,091	1,260,431
Cost of Shares redeemed	(2,734,992)	(22,246,473)	(3,757,037)	(32,063,659)	(1,214,924)	(11,964,093)	(1,084,626)	(10,748,769)
Change from Class Y Share Transactions	(2,042,381)	(16,556,242)	(1,044,297)	(9,194,455)	1,705,583	16,747,065	1,945,260	19,411,078
Class Z
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class Z Share Transactions	—	—	—	—	—	—	—	—
Institutional Class
Proceeds from Shares issued	1,314,346	10,796,775	1,507,908	12,770,100	3,757,650	36,999,522	7,061,877	70,368,762
Reinvestment of distributions	356,975	2,915,315	690,916	5,825,042	222,241	2,186,873	554,957	5,517,228
Cost of Shares redeemed	(729,221)	(5,970,142)	(1,806,857)	(15,327,157)	(5,339,185)	(52,669,537)	(9,938,463)	(98,248,883)
Change from Institutional Class Share Transactions	942,100	7,741,948	391,967	3,267,985	(1,359,294)	(13,483,142)	(2,321,629)	(22,362,893)

Change from Share Transactions	(976,956)	$(7,865,959)	(1,509,558)	$(12,957,752)	395,867	$3,761,693	(373,833)	$(2,917,352)

See accompanying Notes to Financial Statements.

80

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Merger Arbitrage Fund				Touchstone Mid Cap Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2019		Ended		March 31, 2019		Ended
(Unaudited)		September 30, 2018		(Unaudited)		September 30, 2018
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

41,288	$418,276	173,769	$1,835,421	219,674	$7,161,355	311,131	$10,462,160
11,041	109,753	59,992	620,923	34,482	1,060,010	9,770	312,443
(218,162)	(2,221,830)	(651,678)	(6,848,992)	(328,639)	(10,461,719)	(407,887)	(13,602,980)
(165,833)	(1,693,801)	(417,917)	(4,392,648)	(74,483)	(2,240,354)	(86,986)	(2,828,377)

—	(874)	64,682	641,014	188,836	5,756,908	170,742	5,332,083
1,435	13,623	61,563	605,164	56,462	1,632,881	16,395	497,757
(345,342)	(3,328,099)	(390,334)	(3,836,510)	(251,788)	(7,612,687)	(454,687)	(14,201,427)
(343,907)	(3,315,350)	(264,089)	(2,590,332)	(6,490)	(222,898)	(267,550)	(8,371,587)

498,234	5,138,596	4,426,954	46,912,456	6,860,254	224,891,611	7,134,097	240,495,397
98,070	990,502	464,113	4,877,823	728,248	22,612,002	177,867	5,749,414
(5,001,698)	(51,801,620)	(5,138,273)	(54,204,048)	(3,178,786)	(103,284,661)	(5,074,801)	(169,103,500)
(4,405,394)	(45,672,522)	(247,206)	(2,413,769)	4,409,716	144,218,952	2,237,163	77,141,311

—	—	—	—	60,312	1,949,220	123,533	4,065,438
—	—	—	—	22,445	685,676	6,115	194,402
—	—	—	—	(67,556)	(2,184,220)	(178,047)	(5,879,353)
—	—	—	—	15,201	450,676	(48,399)	(1,619,513)

106,722	1,117,652	1,385,667	14,782,971	811,437	26,219,516	609,808	20,603,298
6,591	66,969	299,282	3,163,412	107,708	3,349,524	23,603	764,136
(3,748,522)	(38,756,153)	(6,683,286)	(72,570,799)	(284,192)	(9,179,364)	(674,827)	(22,706,069)
(3,635,209)	(37,571,532)	(4,998,337)	(54,624,416)	634,953	20,389,676	(41,416)	(1,338,635)

(8,550,343)	$(88,253,205)	(5,927,549)	$(64,021,165)	4,978,897	$162,596,052	1,792,812	$62,983,199

81

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Mid Cap Value Fund				Touchstone Premium Yield Equity Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	March 31, 2019		Ended		March 31, 2019		Ended
	(Unaudited)		September 30, 2018		(Unaudited)		September 30, 2018
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	95,678	$1,574,138	405,525	$7,739,321	77,267	$643,759	446,195	$4,243,034
Reinvestment of distributions	33,709	542,133	54,126	1,018,503	123,407	997,292	83,641	791,031
Cost of Shares redeemed	(278,524)	(4,698,908)	(623,953)	(11,796,723)	(246,941)	(2,081,967)	(1,696,141)	(16,147,858)
Change from Class A Share Transactions	(149,137)	(2,582,637)	(164,302)	(3,038,899)	(46,267)	(440,916)	(1,166,305)	(11,113,793)
Class C
Proceeds from Shares issued	53,868	811,295	87,904	1,638,187	41,718	345,444	54,166	514,218
Reinvestment of distributions	17,876	279,049	34,727	637,944	187,393	1,508,566	73,917	697,634
Cost of Shares redeemed	(112,690)	(1,819,773)	(264,446)	(4,826,498)	(400,307)	(3,243,127)	(471,966)	(4,499,368)
Change from Class C Share Transactions	(40,946)	(729,429)	(141,815)	(2,550,367)	(171,196)	(1,389,117)	(343,883)	(3,287,516)
Class Y
Proceeds from Shares issued	2,160,851	36,263,958	5,764,255	109,669,627	596,478	4,964,715	2,264,419	21,475,734
Reinvestment of distributions	863,285	13,957,739	1,094,842	20,691,929	581,506	4,684,260	332,905	3,141,078
Cost of Shares redeemed	(3,770,928)	(62,409,623)	(5,521,058)	(104,822,459)	(1,432,937)	(11,926,681)	(4,795,212)	(45,226,950)
Change from Class Y Share Transactions	(746,792)	(12,187,926)	1,338,039	25,539,097	(254,953)	(2,277,706)	(2,197,888)	(20,610,138)
Class Z
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class Z Share Transactions	—	—	—	—	—	—	—	—
Institutional Class
Proceeds from Shares issued	6,372,717	106,713,598	10,029,485	190,380,045	—	—	—	—
Reinvestment of distributions	1,001,555	16,293,830	953,577	18,105,162	—	—	—	—
Cost of Shares redeemed	(4,900,802)	(81,175,287)	(5,241,757)	(99,196,128)	—	—	—	—
Change from Institutional Class Share Transactions	2,473,470	41,832,141	5,741,305	109,289,079	—	—	—	—

Change from Share Transactions	1,536,595	$26,332,149	6,773,227	$129,238,910	(472,416)	$(4,107,739)	(3,708,076)	$(35,011,447)

See accompanying Notes to Financial Statements.

82

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Sands Capital Select Growth Fund				Touchstone Small Cap Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2019		Ended		March 31, 2019		Ended
(Unaudited)		September 30, 2018		(Unaudited)		September 30, 2018
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

1,480,373	$18,825,882	1,530,095	$23,879,960	20,424	$264,385	91,315	$1,437,365
1,241,614	14,489,643	901,203	12,454,611	101,879	1,089,083	136,257	2,061,771
(1,746,734)	(21,859,974)	(2,349,795)	(37,622,638)	(287,521)	(3,804,804)	(429,220)	(6,846,836)
975,253	11,455,551	81,503	(1,288,067)	(165,218)	(2,451,336)	(201,648)	(3,347,700)

590,564	6,442,326	410,822	5,810,983	19,340	192,150	22,731	339,583
1,491,943	15,381,930	1,021,594	12,974,235	114,176	1,134,906	99,622	1,426,382
(1,377,268)	(15,701,540)	(1,203,769)	(17,702,423)	(187,181)	(1,940,706)	(260,388)	(3,947,706)
705,239	6,122,716	228,647	1,082,795	(53,665)	(613,650)	(138,035)	(2,181,741)

31,337,932	427,615,284	26,383,564	444,886,154	505,373	5,926,232	743,774	12,307,802
17,298,614	216,916,626	18,105,846	263,802,146	750,085	8,160,919	924,185	14,180,457
(50,204,313)	(717,540,403)	(64,116,112)	(1,091,150,314)	(1,552,065)	(19,795,018)	(3,290,472)	(52,302,281)
(1,567,767)	(73,008,493)	(19,626,702)	(382,462,014)	(296,607)	(5,707,867)	(1,622,513)	(25,814,022)

2,289,548	30,254,296	4,730,701	77,342,660	—	—	—	—
10,414,025	121,739,953	7,798,859	107,858,220	—	—	—	—
(8,568,688)	(112,957,038)	(11,670,837)	(186,751,034)	—	—	—	—
4,134,885	39,037,211	858,723	(1,550,154)	—	—	—	—

—	—	—	—	1,194,228	14,874,326	1,864,321	29,368,228
—	—	—	—	934,025	10,124,831	937,971	14,378,877
—	—	—	—	(4,044,019)	(54,200,714)	(3,946,506)	(64,949,956)
—	—	—	—	(1,915,766)	(29,201,557)	(1,144,214)	(21,202,851)

4,247,610	$(16,393,015)	(18,457,829)	$(384,217,440)	(2,431,256)	$(37,974,410)	(3,106,410)	$(52,546,314)

83

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Small Cap Value Fund				Touchstone Ultra Short Duration Fixed Income Fund
	For the Six Months		For the Year		For the Six Months
	Ended		Ended		Ended		For the Year
	March 31, 2019		September 30,		March 31, 2019		Ended
	(Unaudited)		2018		(Unaudited)		September 30, 2018
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	180,758	$3,895,708	430,771	$11,885,292	844,983	$7,811,484	2,186,773	$20,262,081
Proceeds from Shares issued in connection with merger(A)	—	—	72,932	2,071,440		—	8,852,517	82,262,174
Reinvestment of distributions	209,490	4,705,373	353	9,467	88,610	819,376	157,558	1,458,905
Cost of Shares redeemed	(2,080,797)	(44,984,664)	(475,661)	(12,759,285)	(1,276,800)	(11,803,226)	(4,424,320)	(40,986,668)
Change from Class A Share Transactions	(1,690,549)	(36,383,583)	28,395	1,206,914	(343,207)	(3,172,366)	6,772,528	62,996,492
Class C
Proceeds from Shares issued	5,387	115,637	8,628	220,673	327,985	3,031,098	140,726	1,304,964
Proceeds from Shares issued in connection with merger(A)	—	—	16,657	461,382		—	—	—
Reinvestment of distributions	3,013	65,850	—	—	4,253	39,353	6,609	61,233
Cost of Shares redeemed	(20,847)	(475,173)	(20,402)	(544,363)	(303,895)	(2,811,486)	(275,175)	(2,550,464)
Change from Class C Share Transactions	(12,447)	(293,686)	4,883	137,692	28,343	258,965	(127,840)	(1,184,267)
Class S
Proceeds from Shares issued	—	—	—	—	4,948,497	45,739,373	3,243,115	30,015,459
Proceeds from Shares issued in connection with merger(A)	—	—	—	—	—	—	18,778,658	174,475,987
Reinvestment of distributions	—	—	—	—	162,716	1,504,356	278,023	2,573,997
Cost of Shares redeemed	—	—	—	—	(4,567,628)	(42,228,112)	(6,950,386)	(64,347,591)
Change from Class S Share Transactions	—	—	—	—	543,585	5,015,617	15,349,410	142,717,852
Class Y
Proceeds from Shares issued	317,006	7,264,766	36,388	973,923	9,826,389	90,825,477	15,184,845	140,672,822
Proceeds from Shares issued in connection with merger(A)	—	—	1,429,509	40,693,020	—	—	1,675,485	15,567,307
Reinvestment of distributions	102,049	2,295,894	1,058	28,836	288,194	2,664,959	467,260	4,327,179
Cost of Shares redeemed	(644,605)	(14,763,996)	(95,731)	(2,628,800)	(10,174,602)	(94,028,462)	(16,990,466)	(157,357,424)
Change from Class Y Share Transactions	(225,550)	(5,203,336)	1,371,224	39,066,979	(60,019)	(538,026)	337,124	3,209,884
Class Z
Proceeds from Shares issued	—	—	—	—	6,706,196	62,010,109	6,536,969	60,562,276
Reinvestment of distributions	—	—	—	—	203,702	1,883,642	388,685	3,600,301
Cost of Shares redeemed	—	—	—	—	(6,559,315)	(60,637,698)	(11,985,438)	(111,031,474)
Change from Class Z Share Transactions	—	—	—	—	350,583	3,256,053	(5,059,784)	(46,868,897)
Institutional Class
Proceeds from Shares issued	621,633	14,678,302	805,744	21,884,585	13,682,417	126,312,144	18,337,840	169,704,983
Proceeds from Shares issued in connection with merger(A)	—	—	127,709	3,632,489	—	—	—	—
Reinvestment of distributions	29,280	657,961	1,186	31,335	392,117	3,623,704	565,948	5,237,944
Cost of Shares redeemed	(83,999)	(1,980,557)	(181,101)	(5,026,656)	(10,957,391)	(101,187,009)	(16,833,220)	(155,892,337)
Change from Institutional Class Share Transactions	566,914	13,355,706	753,538	20,521,753	3,117,143	28,748,839	2,070,568	19,050,590
Change from Share Transactions	(1,361,632)	$(28,524,899)	2,158,040	$60,933,338	3,636,428	$33,569,082	19,342,006	$179,921,654

(A)	See Note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

84

Financial Highlights

Touchstone Active Bond Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$10.01		$10.47		$10.59	$10.20	$10.45	$10.33
Income (loss) from investment operations:
Net investment income	0.13		0.23		0.24	0.26	0.26	0.32
Net realized and unrealized gains (losses) on investments	0.26		(0.43)		(0.11)	0.43	(0.23)	0.13
Total from investment operations	0.39		(0.20)		0.13	0.69	0.03	0.45
Distributions from:
Net investment income	(0.14)		(0.26)		(0.25)	(0.30)	(0.28)	(0.33)
Realized capital gains	—		—	(A)	—	—	—	—
Total distributions	(0.14)		(0.26)		(0.25)	(0.30)	(0.28)	(0.33)
Net asset value at end of period	$10.26		$10.01		$10.47	$10.59	$10.20	$10.45
Total return(B)	3.96	%(C)	(1.87%)		1.26%	6.90%	0.24%	4.41%
Ratios and supplemental data:
Net assets at end of period (000's)	$126,805		$133,083		$22,117	$25,324	$29,135	$28,920
Ratio to average net assets:
Net expenses	0.90	%(D)	0.90%		0.90%	0.90%	0.90%	0.86%
Gross expenses	0.98	%(D)	0.97%		1.18%	1.19%	1.19%	1.28%
Net investment income	2.73	%(D)	2.34%		2.33%	2.52%	2.50%	2.99%
Portfolio turnover rate	89	%(C)	448	%(E)	496%	590%	349%	281%

Touchstone Active Bond Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$9.23		$9.68		$9.82	$9.48	$9.73	$9.64
Income (loss) from investment operations:
Net investment income	0.08		0.20		0.14	0.16	0.17	0.21
Net realized and unrealized gains (losses) on investments	0.25		(0.46)		(0.10)	0.41	(0.21)	0.14
Total from investment operations	0.33		(0.26)		0.04	0.57	(0.04)	0.35
Distributions from:
Net investment income	(0.11)		(0.19)		(0.18)	(0.23)	(0.21)	(0.26)
Realized capital gains	—		—	(A)	—	—	—	—
Total distributions	(0.11)		(0.19)		(0.18)	(0.23)	(0.21)	(0.26)
Net asset value at end of period	$9.45		$9.23		$9.68	$9.82	$9.48	$9.73
Total return(B)	3.60	%(C)	(2.64%)		0.52%	6.03%	(0.47%)	3.65%
Ratios and supplemental data:
Net assets at end of period (000's)	$18,416		$23,807		$4,642	$6,513	$6,946	$8,725
Ratio to average net assets:
Net expenses	1.65	%(D)	1.65%		1.65%	1.65%	1.65%	1.61%
Gross expenses	1.83	%(D)	1.79%		2.18%	2.09%	2.06%	2.15%
Net investment income	1.98	%(D)	1.59%		1.58%	1.77%	1.75%	2.24%
Portfolio turnover rate	89	%(C)	448	%(E)	496%	590%	349%	281%

(A)	Less than $0.005 per share.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities by the Sentinel Government Securities Fund and Sentinel Total Return Bond Fund acquired on October 27, 2017 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

85

Financial Highlights (Continued)

Touchstone Active Bond Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$10.00		$10.46		$10.59	$10.20	$10.45	$10.32
Income (loss) from investment operations:
Net investment income	0.15		0.26		0.27	0.29	0.29	0.34
Net realized and unrealized gains (losses) on investments	0.25		(0.43)		(0.12)	0.43	(0.24)	0.15
Total from investment operations	0.40		(0.17)		0.15	0.72	0.05	0.49
Distributions from:
Net investment income	(0.15)		(0.29)		(0.28)	(0.33)	(0.30)	(0.36)
Realized capital gains	—		—	(A)	—	—	—	—
Total distributions	(0.15)		(0.29)		(0.28)	(0.33)	(0.30)	(0.36)
Net asset value at end of period	$10.25		$10.00		$10.46	$10.59	$10.20	$10.45
Total return	4.09	%(B)	(1.62%)		1.43%	7.18%	0.49%	4.78%
Ratios and supplemental data:
Net assets at end of period (000's)	$112,753		$165,937		$79,648	$76,544	$57,394	$59,764
Ratio to average net assets:
Net expenses	0.65	%(C)	0.65%		0.65%	0.65%	0.65%	0.61%
Gross expenses	0.71	%(C)	0.70%		0.86%	0.90%	0.91%	0.95%
Net investment income	2.98	%(C)	2.59%		2.58%	2.77%	2.75%	3.24%
Portfolio turnover rate	89	%(B)	448	%(D)	496%	590%	349%	281%

Touchstone Active Bond Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$10.00		$10.46		$10.58	$10.19	$10.44	$10.32
Income (loss) from investment operations:
Net investment income	0.14		0.27		0.25	0.33	0.30	0.35
Net realized and unrealized gains (losses) on investments	0.27		(0.43)		(0.09)	0.40	(0.24)	0.14
Total from investment operations	0.41		(0.16)		0.16	0.73	0.06	0.49
Distributions from:
Net investment income	(0.16)		(0.30)		(0.28)	(0.34)	(0.31)	(0.37)
Realized capital gains	—		—	(A)	—	—	—	—
Total distributions	(0.16)		(0.30)		(0.28)	(0.34)	(0.31)	(0.37)
Net asset value at end of period	$10.25		$10.00		$10.46	$10.58	$10.19	$10.44
Total return	4.14	%(B)	(1.54%)		1.61%	7.27%	0.57%	4.76%
Ratios and supplemental data:
Net assets at end of period (000's)	$83,422		$38,715		$20,800	$6,841	$6,788	$7,393
Ratio to average net assets:
Net expenses	0.57	%(C)	0.57%		0.57%	0.57%	0.57%	0.53%
Gross expenses	0.65	%(C)	0.66%		0.87%	1.00%	0.95%	1.09%
Net investment income	3.06	%(C)	2.67%		2.66%	2.85%	2.83%	3.32%
Portfolio turnover rate	89	%(B)	448	%(D)	496%	590%	349%	281%

(A)	Less than $0.005 per share.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of securities by the Sentinel Government Securities Fund and Sentinel Total Return Bond Fund acquired on October 27, 2017 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

86

Financial Highlights (Continued)

Touchstone Anti-Benchmark® International Core Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout The Period

	Period
	Ended
	March 31,
	2019(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	0.07
Net realized and unrealized gains on investments	0.02
Total from investment operations	0.09
Distributions from:
Net investment income	(0.01)
Net asset value at end of period	$10.08
Total return	0.93	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$3
Ratio to average net assets:
Net expenses	0.69	%(C)
Gross expenses	318.84	%(C)
Net investment income	1.97	%(C)
Portfolio turnover rate	101	%(B)(D)

Touchstone Anti-Benchmark® International Core Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout The Period

	Period
	Ended
	March 31,
	2019(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	0.05
Net realized and unrealized gains on investments	0.04
Total from investment operations	0.09
Distributions from:
Net investment income	(0.01)
Net asset value at end of period	$10.08
Total return	0.94	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$35,838
Ratio to average net assets:
Net expenses	0.59	%(C)
Gross expenses	1.02	%(C)
Net investment income	2.07	%(C)
Portfolio turnover rate	101	%(B)(D)

(A)	Represents the period from commencement of operations (November 19, 2018) through March 31, 2019.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

87

Financial Highlights (Continued)

Touchstone Anti-Benchmark® US Core Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout The Period

	Period
	Ended
	March 31,
	2019(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	0.11
Net realized and unrealized gains on investments	0.05
Total from investment operations	0.16
Distributions from:
Net investment income	(0.06)
Net asset value at end of period	$10.10
Total return	1.64	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$3
Ratio to average net assets:
Net expenses	0.54	%(C)
Gross expenses	323.04	%(C)
Net investment income	2.86	%(C)
Portfolio turnover rate	108	%(B)(D)

Touchstone Anti-Benchmark® US Core Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout The Period

	Period
	Ended
	March 31,
	2019(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	0.11
Net realized and unrealized gains on investments	0.05
Total from investment operations	0.16
Distributions from:
Net investment income	(0.06)
Net asset value at end of period	$10.10
Total return	1.65	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$25,413
Ratio to average net assets:
Net expenses	0.44	%(C)
Gross expenses	0.82	%(C)
Net investment income	2.96	%(C)
Portfolio turnover rate	108	%(B)(D)

(A)	Represents the period from commencement of operations (November 19, 2018) through March 31, 2019.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

88

Financial Highlights (Continued)

Touchstone Arbitrage Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014(A)
Net asset value at beginning of period	$9.68		$10.24	$10.31	$9.93	$9.87	$10.00
Income (loss) from investment operations:
Net investment loss(B)	(0.05)		(0.01)	(0.12)	(0.11)	(0.08)	(0.10)
Net realized and unrealized gains (losses) on investments	0.18		(0.11)	0.34	0.66	0.16	(0.03)
Total from investment operations	0.13		(0.12)	0.22	0.55	0.08	(0.13)
Distributions from:
Net investment income	(0.15)		—	—	(0.02)	—	—
Realized capital gains	—		(0.44)	(0.29)	(0.15)	(0.02)	—
Total distributions	(0.15)		(0.44)	(0.29)	(0.17)	(0.02)	—
Net asset value at end of period	$9.66		$9.68	$10.24	$10.31	$9.93	$9.87
Total return(C)	1.44	%(D)	(1.18%)	2.20%	5.61%	0.77%	(1.30%)
Ratios and supplemental data:
Net assets at end of period (000's)	$3,514		$3,844	$8,186	$10,003	$20,672	$22,725
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(E)	1.88	%(F)	1.92%	2.70%	2.80%	2.42%	2.51%
Gross expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(G)	2.33	%(F)	2.25%	2.91%	3.03%	2.44%	2.51%
Net investment loss	(1.14	%)(F)	(0.08%)	(1.20%)	(1.06%)	(0.83%)	(1.01%)
Portfolio turnover rate	66	%(D)	254%	358%	451%	276%	293%

(A)	Represents the period from commencement of operations (October 1, 2013) through September 30, 2014.
(B)	The net investment loss per share was based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 1.68%, 1.68%, 1.68%, 1.68%, 1.68% and 1.67% for the six months ended March 31, 2019 and years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 2.13%, 2.01%, 1.89%, 1.91%, 1.70% and 1.67% for the six months ended March 31, 2019 and years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

89

Financial Highlights (Continued)

Touchstone Arbitrage Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014(A)
Net asset value at beginning of period	$9.32		$9.95	$10.11	$9.80	$9.82	$10.00
Income (loss) from investment operations:
Net investments loss(B)	(0.09)		(0.08)	(0.19)	(0.18)	(0.15)	(0.17)
Net realized and unrealized gains (losses) on investments	0.20		(0.11)	0.32	0.65	0.15	(0.01)
Total from investment operations	0.11		(0.19)	0.13	0.47	—	(0.18)
Distributions from:
Net investment income	(—	)(C)	—	—	(0.01)	—	—
Realized capital gains	—		(0.44)	(0.29)	(0.15)	(0.02)	—
Total distributions	—		(0.44)	(0.29)	(0.16)	(0.02)	—
Net asset value at end of period	$9.43		$9.32	$9.95	$10.11	$9.80	$9.82
Total return(D)	1.19	%(E)	(1.95%)	1.33%	4.81%	(0.05%)	(1.80%)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,831		$4,822	$8,762	$7,930	$8,694	$11,113
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(F)	2.63	%(G)	2.67%	3.45%	3.55%	3.14%	3.27%
Gross expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(H)	3.02	%(G)	2.85%	3.60%	3.62%	3.14%	3.29%
Net investment loss	(1.89	%)(G)	(0.83%)	(1.95%)	(1.81%)	(1.55%)	(1.77%)
Portfolio turnover rate	66	%(E)	254%	358%	451%	276%	293%

(A)	Represents the period from commencement of operations (October 1, 2013) through September 30, 2014.
(B)	The net investment loss per share was based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 2.43%, 2.43%, 2.43%, 2.43%, 2.40% and 2.43% for the six months ended March 31, 2019 and years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 2.82%, 2.61%, 2.58%, 2.50%, 2.40% and 2.45% for the six months ended March 31, 2019 and years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

90

Financial Highlights (Continued)

Touchstone Arbitrage Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014(A)
Net asset value at beginning of period	$9.82		$10.35	$10.40	$9.99	$9.91	$10.00
Income (loss) from investment operations:
Net investment income (loss)(B)	(0.04)		0.02	(0.09)	(0.08)	(0.05)	(0.07)
Net realized and unrealized gains (losses) on investments	0.20		(0.11)	0.33	0.67	0.15	(0.02)
Total from investment operations	0.16		(0.09)	0.24	0.59	0.10	(0.09)
Distributions from:
Net investment income	(0.21)		—	—	(0.03)	—	—
Realized capital gains	—		(0.44)	(0.29)	(0.15)	(0.02)	—
Total distributions	(0.21)		(0.44)	(0.29)	(0.18)	(0.02)	—
Net asset value at end of period	$9.77		$9.82	$10.35	$10.40	$9.99	$9.91
Total return	1.67	%(C)	(0.87%)	2.38%	6.00%	0.97%	(0.90%)
Ratios and supplemental data:
Net assets at end of period (000's)	$37,184		$164,946	$179,124	$121,794	$87,427	$117,589
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(D)	1.62	%(E)	1.60%	2.39%	2.51%	2.10%	2.19%
Gross expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(F)	1.62	%(E)	1.60%	2.39%	2.51%	2.10%	2.19%
Net investment income (loss)	(0.88	%)(E)	0.24%	(0.89%)	(0.77%)	(0.51%)	(0.69%)
Portfolio turnover rate	66	%(C)	254%	358%	451%	276%	293%

(A)	Represents the period from commencement of operations (October 1, 2013) through September 30, 2014.
(B)	The net investment income (loss) per share was based on average shares outstanding for the period.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 1.42%, 1.36%, 1.37%, 1.39%, 1.36% and 1.35% for the six months ended March 31, 2019 and years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 1.42%, 1.36%, 1.37%, 1.39%, 1.36% and 1.35% for the six months ended March 31, 2019 and years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

91

Financial Highlights (Continued)

Touchstone Arbitrage Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014(A)
Net asset value at beginning of period	$9.87		$10.40	$10.43	$10.01	$9.92	$10.00
Income (loss) from investment operations:
Net investment income (loss)(B)	(0.04)		0.03	(0.08)	(0.07)	(0.04)	(0.06)
Net realized and unrealized gains (losses) on investments	0.20		(0.12)	0.34	0.68	0.15	(0.02)
Total from investment operations	0.16		(0.09)	0.26	0.61	0.11	(0.08)
Distributions from:
Net investment income	(0.21)		—	—	(0.04)	—	—
Realized capital gains	—		(0.44)	(0.29)	(0.15)	(0.02)	—
Total distributions	(0.21)		(0.44)	(0.29)	(0.19)	(0.02)	—
Net asset value at end of period	$9.82		$9.87	$10.40	$10.43	$10.01	$9.92
Total return	1.76	%(C)	(0.87%)	2.57%	6.12%	1.06%	(0.80%)
Ratios and supplemental data:
Net assets at end of period (000's)	$11,647		$33,886	$45,259	$13,782	$8,735	$47,763
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(D)	1.48	%(E)	1.52%	2.30%	2.40%	2.02%	2.12%
Gross expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(F)	1.60	%(E)	1.55%	2.35%	2.48%	2.03%	2.12%
Net investment income (loss)	(0.74	%)(E)	0.32%	(0.80%)	(0.66%)	(0.43%)	(0.62%)
Portfolio turnover rate	66	%(C)	254%	358%	451%	276%	293%

(A)	Represents the period from commencement of operations (October 1, 2013) through September 30, 2014.
(B)	The net investment income (loss) per share was based on average shares outstanding for the period.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 1.28%, 1.28%, 1.28%, 1.28%, 1.28% and 1.28% for the six months ended March 31, 2019 and years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 1.40%, 1.31%, 1.33%, 1.36%, 1.29% and 1.28% for the six months ended March 31, 2019 and years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

92

Financial Highlights (Continued)

Touchstone High Yield Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$8.12		$8.43	$8.21	$7.95	$8.91	$8.80
Income (loss) from investment operations:
Net investment income	0.20		0.41	0.39	0.41	0.43	0.45
Net realized and unrealized gains (losses) on investments	0.05		(0.31)	0.21	0.26	(0.81)	0.12
Total from investment operations	0.25		0.10	0.60	0.67	(0.38)	0.57
Distributions from:
Net investment income	(0.20)		(0.41)	(0.38)	(0.41)	(0.44)	(0.46)
Realized capital gains	—		—	—	—	(0.14)	—
Total distributions	(0.20)		(0.41)	(0.38)	(0.41)	(0.58)	(0.46)
Net asset value at end of period	$8.17		$8.12	$8.43	$8.21	$7.95	$8.91
Total return(A)	3.11	%(B)	1.24%	7.45%	8.78%	(4.54%)	6.54%
Ratios and supplemental data:
Net assets at end of period (000's)	$16,478		$12,457	$16,925	$20,995	$26,797	$39,671
Ratio to average net assets:
Net expenses	1.05	%(C)	1.05%	1.05%	1.05%	1.05%	1.03%
Gross expenses	1.31	%(C)	1.29%	1.24%	1.23%	1.15%	1.14%
Net investment income	4.99	%(C)	4.76%	4.63%	5.19%	4.92%	4.95%
Portfolio turnover rate	28	%(B)	59%	69%	56%	35%	40%

Touchstone High Yield Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$8.10		$8.41	$8.19	$7.93	$8.90	$8.79
Income (loss) from investment operations:
Net investment income	0.17		0.34	0.33	0.35	0.36	0.38
Net realized and unrealized gains (losses) on investments	0.05		(0.30)	0.21	0.26	(0.82)	0.12
Total from investment operations	0.22		0.04	0.54	0.61	(0.46)	0.50
Distributions from:
Net investment income	(0.17)		(0.35)	(0.32)	(0.35)	(0.37)	(0.39)
Realized capital gains	—		—	—	—	(0.14)	—
Total distributions	(0.17)		(0.35)	(0.32)	(0.35)	(0.51)	(0.39)
Net asset value at end of period	$8.15		$8.10	$8.41	$8.19	$7.93	$8.90
Total return(A)	2.73	%(B)	0.50%	6.68%	7.99%	(5.28%)	5.64%
Ratios and supplemental data:
Net assets at end of period (000's)	$6,585		$9,444	$13,025	$16,372	$24,755	$32,163
Ratio to average net assets:
Net expenses	1.80	%(C)	1.80%	1.80%	1.80%	1.80%	1.78%
Gross expenses	2.09	%(C)	2.00%	1.97%	1.94%	1.87%	1.86%
Net investment income	4.24	%(C)	4.01%	3.88%	4.44%	4.17%	4.21%
Portfolio turnover rate	28	%(B)	59%	69%	56%	35%	40%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

93

Financial Highlights (Continued)

Touchstone High Yield Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$8.35		$8.67	$8.44	$8.16	$9.14	$9.01
Income (loss) from investment operations:
Net investment income	0.24		0.44	0.43	0.46	0.47	0.50
Net realized and unrealized gains (losses) on investments	0.03		(0.32)	0.21	0.25	(0.85)	0.12
Total from investment operations	0.27		0.12	0.64	0.71	(0.38)	0.62
Distributions from:
Net investment income	(0.21)		(0.44)	(0.41)	(0.43)	(0.46)	(0.49)
Realized capital gains	—		—	—	—	(0.14)	—
Total distributions	(0.21)		(0.44)	(0.41)	(0.43)	(0.60)	(0.49)
Net asset value at end of period	$8.41		$8.35	$8.67	$8.44	$8.16	$9.14
Total return	3.34	%(A)	1.44%	7.74%	9.11%	(4.42%)	6.91%
Ratios and supplemental data:
Net assets at end of period (000's)	$47,240		$63,983	$75,435	$85,739	$119,505	$166,071
Ratio to average net assets:
Net expenses	0.80	%(B)	0.80%	0.80%	0.80%	0.80%	0.74%
Gross expenses	0.93	%(B)	0.88%	0.90%	0.91%	0.87%	0.78%
Net investment income	5.24	%(B)	5.01%	4.88%	5.44%	5.17%	5.24%
Portfolio turnover rate	28	%(A)	59%	69%	56%	35%	40%

Touchstone High Yield Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$8.35		$8.66	$8.43	$8.16	$9.13	$9.00
Income (loss) from investment operations:
Net investment income	0.21		0.44	0.42	0.44	0.46	0.49
Net realized and unrealized gains (losses) on investments	0.05		(0.30)	0.22	0.27	(0.82)	0.13
Total from investment operations	0.26		0.14	0.64	0.71	(0.36)	0.62
Distributions from:
Net investment income	(0.21)		(0.45)	(0.41)	(0.44)	(0.47)	(0.49)
Realized capital gains	—		—	—	—	(0.14)	—
Total distributions	(0.21)		(0.45)	(0.41)	(0.44)	(0.61)	(0.49)
Net asset value at end of period	$8.40		$8.35	$8.66	$8.43	$8.16	$9.13
Total return	3.26	%(A)	1.63%	7.70%	9.19%	(4.23%)	6.99%
Ratios and supplemental data:
Net assets at end of period (000's)	$120,385		$111,705	$112,503	$93,267	$59,037	$56,228
Ratio to average net assets:
Net expenses	0.72	%(B)	0.72%	0.72%	0.72%	0.72%	0.68%
Gross expenses	0.77	%(B)	0.76%	0.75%	0.77%	0.75%	0.75%
Net investment income	5.32	%(B)	5.09%	4.96%	5.52%	5.25%	5.31%
Portfolio turnover rate	28	%(A)	59%	69%	56%	35%	40%

(A)	Not annualized.
(B)	Annualized.

See accompanying Notes to Financial Statements.

94

Financial Highlights (Continued)

Touchstone Impact Bond Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$9.77		$10.13	$10.38	$10.19	$10.23	$10.07
Income (loss) from investment operations:
Net investment income	0.11		0.22	0.18	0.24	0.22	0.23
Net realized and unrealized gains (losses) on investments	0.27		(0.33)	(0.17)	0.22	0.01	0.22
Total from investment operations	0.38		(0.11)	0.01	0.46	0.23	0.45
Distributions from:
Net investment income	(0.13)		(0.25)	(0.26)	(0.27)	(0.27)	(0.29)
Net asset value at end of period	$10.02		$9.77	$10.13	$10.38	$10.19	$10.23
Total return(A)	3.95	%(B)	(1.07%)	0.15%	4.57%	2.24%	4.53%
Ratios and supplemental data:
Net assets at end of period (000's)	$6,671		$5,697	$5,137	$8,639	$5,749	$5,144
Ratio to average net assets:
Net expenses	0.85	%(C)	0.85%	0.85%	0.87%	0.90%	0.90%
Gross expenses	1.27	%(C)	1.30%	1.22%	1.25%	1.26%	1.25%
Net investment income	2.36	%(C)	2.25%	1.98%	2.26%	2.10%	2.32%
Portfolio turnover rate	13	%(B)	40%	18%	12%	19%	5%

Touchstone Impact Bond Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$9.75		$10.12	$10.36	$10.18	$10.21	$10.05
Income (loss) from investment operations:
Net investment income	0.08		0.16	0.11	0.15	0.14	0.15
Net realized and unrealized gains (losses) on investments	0.27		(0.35)	(0.17)	0.22	0.02	0.22
Total from investment operations	0.35		(0.19)	(0.06)	0.37	0.16	0.37
Distributions from:
Net investment income	(0.09)		(0.18)	(0.18)	(0.19)	(0.19)	(0.21)
Net asset value at end of period	$10.01		$9.75	$10.12	$10.36	$10.18	$10.21
Total return(A)	3.66	%(B)	(1.94%)	(0.51%)	3.70%	1.60%	3.75%
Ratios and supplemental data:
Net assets at end of period (000's)	$790		$1,087	$1,876	$2,813	$2,368	$1,634
Ratio to average net assets:
Net expenses	1.60	%(C)	1.60%	1.60%	1.62%	1.65%	1.65%
Gross expenses	3.05	%(C)	2.78%	2.30%	2.19%	2.27%	2.47%
Net investment income	1.61	%(C)	1.50%	1.23%	1.51%	1.35%	1.57%
Portfolio turnover rate	13	%(B)	40%	18%	12%	19%	5%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

95

Financial Highlights (Continued)

Touchstone Impact Bond Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$9.78		$10.15	$10.39	$10.20	$10.24	$10.08
Income (loss) from investment operations:
Net investment income	0.12		0.24	0.24	0.26	0.25	0.26
Net realized and unrealized gains (losses) on investments	0.28		(0.33)	(0.19)	0.23	0.01	0.22
Total from investment operations	0.40		(0.09)	0.05	0.49	0.26	0.48
Distributions from:
Net investment income	(0.14)		(0.28)	(0.29)	(0.30)	(0.30)	(0.32)
Net asset value at end of period	$10.04		$9.78	$10.15	$10.39	$10.20	$10.24
Total return	4.18	%(A)	(0.92%)	0.50%	4.82%	2.51%	4.84%
Ratios and supplemental data:
Net assets at end of period (000's)	$73,470		$54,895	$37,233	$49,484	$39,751	$19,397
Ratio to average net assets:
Net expenses	0.60	%(B)	0.60%	0.60%	0.62%	0.65%	0.61%
Gross expenses	0.66	%(B)	0.67%	0.73%	0.71%	0.70%	0.68%
Net investment income	2.61	%(B)	2.50%	2.23%	2.51%	2.35%	2.61%
Portfolio turnover rate	13	%(A)	40%	18%	12%	19%	5%

Touchstone Impact Bond Fund — Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$9.78		$10.14	$10.39	$10.20	$10.24	$10.08
Income (loss) from investment operations:
Net investment income	0.13		0.26	0.25	0.28	0.26	0.27
Net realized and unrealized gains (losses) on investments	0.28		(0.33)	(0.20)	0.22	0.01	0.22
Total from investment operations	0.41		(0.07)	0.05	0.50	0.27	0.49
Distributions from:
Net investment income	(0.15)		(0.29)	(0.30)	(0.31)	(0.31)	(0.33)
Net asset value at end of period	$10.04		$9.78	$10.14	$10.39	$10.20	$10.24
Total return	4.23	%(A)	(0.72%)	0.51%	4.94%	2.65%	4.96%
Ratios and supplemental data:
Net assets at end of period (000's)	$182,669		$191,224	$222,013	$166,008	$134,877	$116,404
Ratio to average net assets:
Net expenses	0.50	%(B)	0.50%	0.50%	0.50%	0.50%	0.50%
Gross expenses	0.60	%(B)	0.60%	0.60%	0.60%	0.61%	0.60%
Net investment income	2.71	%(B)	2.60%	2.33%	2.63%	2.50%	2.72%
Portfolio turnover rate	13	%(A)	40%	18%	12%	19%	5%

(A)	Not annualized.
(B)	Annualized.

See accompanying Notes to Financial Statements.

96

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$10.31		$11.00	$11.00	$10.54	$10.49	$11.05
Income (loss) from investment operations:
Net investment loss(A)	(0.06)		(0.04)	(0.11)	(0.08)	(0.11)	(0.13)
Net realized and unrealized gains (losses) on investments	0.28		(0.06)	0.43	0.54	0.21	(0.05)
Total from investment operations	0.22		(0.10)	0.32	0.46	0.10	(0.18)
Distributions from:
Net investment income	(0.15)		—	—	—	—	(0.05)
Realized capital gains	—		(0.59)	(0.32)	—	(0.05)	(0.33)
Total distributions	(0.15)		(0.59)	(0.32)	—	(0.05)	(0.38)
Net asset value at end of period	$10.38		$10.31	$11.00	$11.00	$10.54	$10.49
Total return(B)	2.17	%(C)	(0.96%)	3.01%	4.37%	0.92%	(1.75%)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,286		$8,946	$14,144	$15,711	$21,858	$96,916
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(D)	2.02	%(E)	2.06%	2.56%	2.52%	2.47%	2.52%
Gross expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(F)	2.25	%(E)	2.19%	2.64%	2.55%	2.47%	2.52%
Net investment loss	(1.18	%)(E)	(0.41%)	(1.05%)	(0.74%)	(0.99%)	(1.25%)
Portfolio turnover rate	66	%(C)	214%	331%	400%	227%	271%

(A)	The net investment loss per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 1.68%, 1.68%, 1.68%, 1.68%, 1.60% and 1.57% for the six months ended March 31, 2019 and years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 1.91%, 1.81%, 1.76%, 1.71%, 1.60% and 1.57% for the six months ended March 31, 2019 and years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

97

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$9.74		$10.50	$10.60	$10.22	$10.26	$10.85
Income (loss) from investment operations:
Net investment loss(A)	(0.09)		(0.12)	(0.19)	(0.16)	(0.18)	(0.22)
Net realized and unrealized gains (losses) on investments	0.26		(0.05)	0.41	0.54	0.19	(0.04)
Total from investment operations	0.17		(0.17)	0.22	0.38	0.01	(0.26)
Distributions from:
Net investment income	(0.02)		—	—	—	—	—
Realized capital gains	—		(0.59)	(0.32)	—	(0.05)	(0.33)
Total distributions	(0.02)		(0.59)	(0.32)	—	(0.05)	(0.33)
Net asset value at end of period	$9.89		$9.74	$10.50	$10.60	$10.22	$10.26
Total return(B)	1.78	%(C)	(1.70%)	2.26%	3.62%	0.06%	(2.51%)
Ratios and supplemental data:
Net assets at end of period (000's)	$4,412		$7,696	$11,071	$14,300	$18,868	$35,737
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(D)	2.77	%(E)	2.81%	3.31%	3.27%	3.26%	3.32%
Gross expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(F)	3.06	%(E)	2.94%	3.40%	3.28%	3.26%	3.32%
Net investment loss	(1.93	%)(E)	(1.16%)	(1.80%)	(1.49%)	(1.79%)	(2.05%)
Portfolio turnover rate	66	%(C)	214%	331%	400%	227%	271%

(A)	The net investment loss per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 2.43%, 2.43%, 2.43%, 2.43%, 2.39% and 2.37% for the six months ended March 31, 2019 and years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 2.72%, 2.56%, 2.52%, 2.44%, 2.39% and 2.37% for the six months ended March 31, 2019 and years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

98

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$10.50		$11.16	$11.13	$10.62	$10.55	$11.10
Income (loss) from investment operations:
Net investment loss(A)	(0.05)		(0.01)	(0.09)	(0.05)	(0.08)	(0.10)
Net realized and unrealized gains (losses) on investments	0.28		(0.06)	0.44	0.56	0.20	(0.05)
Total from investment operations	0.23		(0.07)	0.35	0.51	0.12	(0.15)
Distributions from:
Net investment income	(0.18)		—	—	—	—	(0.07)
Realized capital gains	—		(0.59)	(0.32)	—	(0.05)	(0.33)
Total distributions	(0.18)		(0.59)	(0.32)	—	(0.05)	(0.40)
Net asset value at end of period	$10.55		$10.50	$11.16	$11.13	$10.62	$10.55
Total return	2.30	%(B)	(0.66%)	3.35%	4.71%	1.10%	(1.41%)
Ratios and supplemental data:
Net assets at end of period (000's)	$37,137		$83,211	$91,224	$85,841	$88,677	$178,305
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(C)	1.77	%(D)	1.77%	2.28%	2.21%	2.20%	2.24%
Gross expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(E)	1.80	%(D)	1.77%	2.28%	2.21%	2.20%	2.24%
Net investment loss	(0.93	%)(D)	(0.13%)	(0.77%)	(0.43%)	(0.73%)	(0.97%)
Portfolio turnover rate	66	%(B)	214%	331%	400%	227%	271%

(A)	The net investment loss per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 1.43%, 1.39%, 1.40%, 1.37%, 1.33% and 1.29% for the six months ended March 31, 2019 and years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively.
(D)	Annualized.
(E)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 1.46%, 1.39%, 1.40%, 1.37%, 1.33% and 1.29% for the six months ended March 31, 2019 and years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

99

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$10.56		$11.21		$11.16	$10.65	$10.57	$11.13
Income (loss) from investment operations:
Net investment loss(A)	(0.04)		(—	)(B)	(0.07)	(0.04)	(0.07)	(0.10)
Net realized and unrealized gains (losses) on investments	0.29		(0.06)		0.44	0.55	0.20	(0.05)
Total from investment operations	0.25		(0.06)		0.37	0.51	0.13	(0.15)
Distributions from:
Net investment income	(0.19)		—		—	—	—	(0.08)
Realized capital gains	—		(0.59)		(0.32)	—	(0.05)	(0.33)
Total distributions	(0.19)		(0.59)		(0.32)	—	(0.05)	(0.41)
Net asset value at end of period	$10.62		$10.56		$11.21	$11.16	$10.65	$10.57
Total return	2.47	%(C)	(0.57%)		3.43%	4.79%	1.19%	(1.44%)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,344		$39,740		$98,240	$76,910	$82,858	$119,727
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(D)	1.62	%(E)	1.66%		2.16%	2.12%	2.13%	2.21%
Gross expenses (including dividend and interest expense on securities sold short and liquidity provider expenses)(F)	1.79	%(E)	1.71%		2.18%	2.12%	2.13%	2.20%
Net investment loss	(0.78	%)(E)	(0.01%)		(0.65%)	(0.34%)	(0.66%)	(0.94%)
Portfolio turnover rate	66	%(C)	214%		331%	400%	227%	271%

(A)	The net investment loss per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 1.28%, 1.28%, 1.28%, 1.28%, 1.26% and 1.26% for the six months ended March 31, 2019 and years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short and liquidity provider expenses was 1.45%, 1.33%, 1.30%, 1.28%, 1.26% and 1.25% for the six months ended March 31, 2019 and years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

100

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2019	Year Ended September 30,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$34.99	$30.50	$25.91	$23.22	$23.68	$20.87
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.01	(A)	(0.02	)(A)	0.12	(0.02	)(A)	—	(B)
Net realized and unrealized gains (losses) on investments	0.71	4.79	4.69	2.57	(0.44)	2.83
Total from investment operations	0.77	4.80	4.67	2.69	(0.46)	2.83
Distributions from:
Net investment income	(0.02)	—	(0.08)	—	—	(0.02)
Realized capital gains	(1.15)	(0.31)	—	—	—	—
Total distributions	(1.17)	(0.31)	(0.08)	—	—	(0.02)
Net asset value at end of period	$34.59	$34.99	$30.50	$25.91	$23.22	$23.68
Total return(C)	2.64	%(D)	15.83%	18.08%	11.58%	(1.94%)	13.57%
Ratios and supplemental data:
Net assets at end of period (000's)	$33,831	$36,824	$34,761	$53,044	$62,717	$35,513
Ratio to average net assets:
Net expenses	1.24	%(E)	1.24%	1.24%	1.24%	1.24%	1.23%
Gross expenses	1.36	%(E)	1.35%	1.36%	1.35%	1.35%	1.40%
Net investment income (loss)	0.34	%(E)	0.04%	(0.09%)	0.43%	(0.07%)	0.01%
Portfolio turnover rate	10	%(D)	46%	19%	19%	17%	26%

Touchstone Mid Cap Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017		2016	2015		2014
Net asset value at beginning of period	$33.01		$29.02		$24.76		$22.35	$22.97		$20.37
Income (loss) from investment operations:
Net investment loss	(0.07)		(0.22	)(A)	(0.22	)(A)	(0.12)	(0.20	)(A)	(0.15)
Net realized and unrealized gains (losses) on investments	0.67		4.52		4.48		2.53	(0.42)		2.75
Total from investment operations	0.60		4.30		4.26		2.41	(0.62)		2.60
Distributions from:
Realized capital gains	(1.15)		(0.31)		—		—	—		—
Net asset value at end of period	$32.46		$33.01		$29.02		$24.76	$22.35		$22.97
Total return(C)	2.26	%(D)	14.91%		17.21%		10.78%	(2.70%)		12.76%
Ratios and supplemental data:
Net assets at end of period (000's)	$55,125		$56,274		$57,224		$59,431	$60,815		$41,433
Ratio to average net assets:
Net expenses	1.99	%(E)	1.99%		1.99%		1.99%	1.99%		1.98%
Gross expenses	2.08	%(E)	2.08%		2.11%		2.13%	2.12%		2.16%
Net investment loss	(0.41	%)(E)	(0.71%)		(0.84%)		(0.32%)	(0.82%)		(0.75%)
Portfolio turnover rate	10	%(D)	46%		19%		19%	17%		26%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

101

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2019	Year Ended September 30,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$35.33	$30.77	$26.14	$23.38	$23.83	$20.98
Income (loss) from investment operations:
Net investment income	0.08	0.10	(A)	0.05	(A)	0.18	0.05	(A)	0.06
Net realized and unrealized gains (losses) on investments	0.74	4.82	4.74	2.59	(0.45)	2.84
Total from investment operations	0.82	4.92	4.79	2.77	(0.40)	2.90
Distributions from:
Net investment income	(0.04)	(0.05)	(0.16)	(0.01)	(0.05)	(0.05)
Realized capital gains	(1.15)	(0.31)	—	—	—	—
Total distributions	(1.19)	(0.36)	(0.16)	(0.01)	(0.05)	(0.05)
Net asset value at end of period	$34.96	$35.33	$30.77	$26.14	$23.38	$23.83
Total return	2.78	%(B)	16.09%	18.40%	11.87%	(1.69%)	13.83%
Ratios and supplemental data:
Net assets at end of period (000's)	$859,272	$712,578	$551,794	$476,831	$481,735	$266,446
Ratio to average net assets:
Net expenses	0.99	%(C)	0.99%	0.99%	0.99%	0.99%	0.98%
Gross expenses	1.03	%(C)	1.05%	1.08%	1.07%	1.11%	1.06%
Net investment income	0.59	%(C)	0.29%	0.16%	0.68%	0.18%	0.26%
Portfolio turnover rate	10	%(B)	46%	19%	19%	17%	26%

Touchstone Mid Cap Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2019	Year Ended September 30,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$34.78	$30.32	$25.75	$23.08	$23.54	$20.73
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.01	(A)	(0.02	)(A)	0.12	(0.02	)(A)	0.01
Net realized and unrealized gains (losses) on investments	0.71	4.76	4.67	2.55	(0.44)	2.81
Total from investment operations	0.76	4.77	4.65	2.67	(0.46)	2.82
Distributions from:
Net investment income	(0.02)	—	(0.08)	(—	)(D)	—	(0.01)
Realized capital gains	(1.15)	(0.31)	—	—	—	—
Total distributions	(1.17)	(0.31)	(0.08)	(—	)(D)	—	(0.01)
Net asset value at end of period	$34.37	$34.78	$30.32	$25.75	$23.08	$23.54
Total return	2.63	%(B)	15.83%	18.08%	11.58%	(1.95%)	13.58%
Ratios and supplemental data:
Net assets at end of period (000's)	$20,748	$20,464	$19,312	$18,934	$18,693	$11,593
Ratio to average net assets:
Net expenses	1.24	%(C)	1.24%	1.24%	1.24%	1.24%	1.23%
Gross expenses	1.39	%(C)	1.40%	1.44%	1.46%	1.44%	1.55%
Net investment income (loss)	0.34	%(C)	0.04%	(0.09%)	0.43%	(0.07%)	0.01%
Portfolio turnover rate	10	%(B)	46%	19%	19%	17%	26%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

102

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2019	Year Ended September 30,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$35.38	$30.81	$26.18	$23.40	$23.85	$20.99
Income (loss) from investment operations:
Net investment income	0.09	0.12	(A)	0.07	(A)	0.19	0.06	(A)	0.08
Net realized and unrealized gains (losses) on investments	0.74	4.83	4.74	2.61	(0.44)	2.84
Total from investment operations	0.83	4.95	4.81	2.80	(0.38)	2.92
Distributions from:
Net investment income	(0.05)	(0.07)	(0.18)	(0.02)	(0.07)	(0.06)
Realized capital gains	(1.15)	(0.31)	—	—	—	—
Total distributions	(1.20)	(0.38)	(0.18)	(0.02)	(0.07)	(0.06)
Net asset value at end of period	$35.01	$35.38	$30.81	$26.18	$23.40	$23.85
Total return	2.79	%(B)	16.18%	18.50%	11.92%	(1.62%)	13.91%
Ratios and supplemental data:
Net assets at end of period (000's)	$150,193	$129,284	$113,867	$77,775	$76,324	$90,998
Ratio to average net assets:
Net expenses	0.92	%(C)	0.92%	0.92%	0.92%	0.92%	0.91%
Gross expenses	0.97	%(C)	0.97%	0.98%	0.99%	1.00%	1.01%
Net investment income	0.66	%(C)	0.36%	0.23%	0.75%	0.25%	0.33%
Portfolio turnover rate	10	%(B)	46%	19%	19%	17%	26%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

103

Financial Highlights (Continued)

Touchstone Mid Cap Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2019	Year Ended September 30,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$18.71	$19.36	$17.49	$15.70	$16.60	$16.09
Income (loss) from investment operations:
Net investment income	0.06	(A)	0.07	0.04	0.09	(A)	0.12	0.05
Net realized and unrealized gains (losses) on investments	(0.79)	0.48	2.47	2.76	(0.28)	1.85
Total from investment operations	(0.73)	0.55	2.51	2.85	(0.16)	1.90
Distributions from:
Net investment income	(0.04)	(0.06)	(0.03)	(0.10)	(0.10)	(0.05)
Realized capital gains	(0.76)	(1.14)	(0.61)	(0.96)	(0.64)	(1.34)
Total distributions	(0.80)	(1.20)	(0.64)	(1.06)	(0.74)	(1.39)
Net asset value at end of period	$17.18	$18.71	$19.36	$17.49	$15.70	$16.60
Total return(B)	(3.62	%)(C)	2.80%	14.62%	19.20%	(1.14%)	12.49%
Ratios and supplemental data:
Net assets at end of period (000's)	$13,247	$17,217	$21,001	$21,867	$7,663	$14,029
Ratio to average net assets:
Net expenses	1.22	%(D)	1.25%	1.27%	1.27%	1.29%	1.29%
Gross expenses	1.51	%(D)	1.48%	1.47%	1.59%	1.66%	1.58%
Net investment income	0.76	%(D)	0.32%	0.19%	0.56%	0.55%	0.41%
Portfolio turnover rate	20	%(C)	31%	43%	45%	54%	85	%(E)

Touchstone Mid Cap Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016		2015	2014
Net asset value at beginning of period	$18.20		$18.94	$17.23	$15.49		$16.42	$16.00
Income (loss) from investment operations:
Net investment income (loss)	—	(A)(F)	(0.13)	(0.06)	(0.03	)(A)	(0.04)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.77)		0.53	2.38	2.73		(0.25)	1.80
Total from investment operations	(0.77)		0.40	2.32	2.70		(0.29)	1.76
Distributions from:
Realized capital gains	(0.76)		(1.14)	(0.61)	(0.96)		(0.64)	(1.34)
Net asset value at end of period	$16.67		$18.20	$18.94	$17.23		$15.49	$16.42
Total return(B)	(3.97	%)(C)	2.04%	13.78%	18.32%		(1.91%)	11.62%
Ratios and supplemental data:
Net assets at end of period (000's)	$6,420		$7,755	$10,758	$4,088		$1,752	$2,002
Ratio to average net assets:
Net expenses	1.97	%(D)	2.01%	2.02%	2.02%		2.04%	2.04%
Gross expenses	2.35	%(D)	2.31%	2.33%	2.75%		2.83%	3.05%
Net investment income (loss)	0.01	%(D)	(0.43%)	(0.56%)	(0.19%)		(0.20%)	(0.34%)
Portfolio turnover rate	20	%(C)	31%	43%	45%		54%	85	%(E)

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Mid Cap Value Opportunities Fund acquired on March 21, 2014. If these transactions were included, portfolio turnover would have been higher.
(F)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

104

Financial Highlights (Continued)

Touchstone Mid Cap Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2019	Year Ended September 30,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$18.79	$19.45	$17.57	$15.76	$16.67	$16.15
Income (loss) from investment operations:
Net investment income	0.09	(A)	0.11	0.08	0.13	(A)	0.14	0.07
Net realized and unrealized gains (losses) on investments	(0.80)	0.48	2.49	2.78	(0.27)	1.88
Total from investment operations	(0.71)	0.59	2.57	2.91	(0.13)	1.95
Distributions from:
Net investment income	(0.06)	(0.11)	(0.08)	(0.14)	(0.14)	(0.09)
Realized capital gains	(0.76)	(1.14)	(0.61)	(0.96)	(0.64)	(1.34)
Total distributions	(0.82)	(1.25)	(0.69)	(1.10)	(0.78)	(1.43)
Net asset value at end of period	$17.26	$18.79	$19.45	$17.57	$15.76	$16.67
Total return	(3.47	%)(B)	3.00%	14.91%	19.51%	(0.91%)	12.77%
Ratios and supplemental data:
Net assets at end of period (000's)	$296,808	$337,247	$322,979	$292,978	$208,525	$213,404
Ratio to average net assets:
Net expenses	0.97	%(C)	1.00%	1.02%	1.03%	1.04%	1.04%
Gross expenses	1.04	%(C)	1.05%	1.10%	1.13%	1.13%	1.14%
Net investment income	1.01	%(C)	0.57%	0.43%	0.81%	0.81%	0.66%
Portfolio turnover rate	20	%(B)	31%	43%	45%	54%	85	%(D)

Touchstone Mid Cap Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2019	Year Ended September 30,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$18.89	$19.54	$17.64	$15.82	$16.73	$16.20
Income (loss) from investment operations:
Net investment income	0.10	(A)	0.12	0.09	0.16	(A)	0.17	0.13
Net realized and unrealized gains (losses) on investments	(0.81)	0.50	2.52	2.78	(0.27)	1.85
Total from investment operations	(0.71)	0.62	2.61	2.94	(0.10)	1.98
Distributions from:
Net investment income	(0.07)	(0.13)	(0.10)	(0.16)	(0.17)	(0.11)
Realized capital gains	(0.76)	(1.14)	(0.61)	(0.96)	(0.64)	(1.34)
Total distributions	(0.83)	(1.27)	(0.71)	(1.12)	(0.81)	(1.45)
Net asset value at end of period	$17.35	$18.89	$19.54	$17.64	$15.82	$16.73
Total return	(3.45	%)(B)	3.17%	15.04%	19.71%	(0.76%)	12.90%
Ratios and supplemental data:
Net assets at end of period (000's)	$439,190	$431,412	$334,083	$185,989	$124,592	$134,259
Ratio to average net assets:
Net expenses	0.84	%(C)	0.87%	0.89%	0.89%	0.89%	0.89%
Gross expenses	0.96	%(C)	0.99%	1.01%	1.03%	1.03%	1.04%
Net investment income	1.14	%(C)	0.70%	0.57%	0.94%	0.96%	0.81%
Portfolio turnover rate	20	%(B)	31%	43%	45%	54%	85	%(D)

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Mid Cap Value Opportunities Fund acquired on March 21, 2014. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

105

Financial Highlights (Continued)

Touchstone Premium Yield Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$9.58		$9.40	$8.77	$8.27	$9.98	$8.92
Income (loss) from investment operations:
Net investment income	0.08		0.24	0.25	0.22	0.24	0.40	(A)
Net realized and unrealized gains (losses) on investments	(0.44)		0.35	0.62	1.04	(1.25)	1.07
Total from investment operations	(0.36)		0.59	0.87	1.26	(1.01)	1.47
Distributions from:
Net investment income	(0.09)		(0.23)	(0.24)	(0.21)	(0.25)	(0.41)
Realized capital gains	(0.77)		(0.18)	—	(0.55)	(0.45)	—
Total distributions	(0.86)		(0.41)	(0.24)	(0.76)	(0.70)	(0.41)
Net asset value at end of period	$8.36		$9.58	$9.40	$8.77	$8.27	$9.98
Total return(B)	(3.32	%)(C)	6.41%	10.10%	16.80%	(10.79%)	16.79%
Ratios and supplemental data:
Net assets at end of period (000's)	$10,068		$11,984	$22,725	$26,907	$36,023	$45,124
Ratio to average net assets:
Net expenses	1.20	%(D)	1.20%	1.20%	1.20%	1.20%	1.20%
Gross expenses	1.50	%(D)	1.41%	1.36%	1.34%	1.25%	1.29%
Net investment income	1.77	%(D)	2.16%	2.69%	2.57%	2.57%	4.24	%(A)
Portfolio turnover rate	33	%(C)	68%	39%	38%	31%	26%

Touchstone Premium Yield Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$9.57		$9.39	$8.75	$8.26	$9.97	$8.90
Income (loss) from investment operations:
Net investment income	0.04		0.14	0.17	0.15	0.17	0.33	(A)
Net realized and unrealized gains (losses) on investments	(0.44)		0.38	0.64	1.04	(1.24)	1.07
Total from investment operations	(0.40)		0.52	0.81	1.19	(1.07)	1.40
Distributions from:
Net investment income	(0.06)		(0.16)	(0.17)	(0.15)	(0.19)	(0.33)
Realized capital gains	(0.77)		(0.18)	—	(0.55)	(0.45)	—
Total distributions	(0.83)		(0.34)	(0.17)	(0.70)	(0.64)	(0.33)
Net asset value at end of period	$8.34		$9.57	$9.39	$8.75	$8.26	$9.97
Total return(B)	(3.79	%)(C)	5.62%	9.42%	15.81%	(11.45%)	15.99%
Ratios and supplemental data:
Net assets at end of period (000's)	$15,541		$19,455	$22,324	$25,781	$31,405	$31,190
Ratio to average net assets:
Net expenses	1.95	%(D)	1.95%	1.95%	1.95%	1.95%	1.95%
Gross expenses	2.12	%(D)	2.07%	2.05%	2.05%	2.00%	2.02%
Net investment income	1.02	%(D)	1.41%	1.94%	1.82%	1.82%	3.49	%(A)
Portfolio turnover rate	33	%(C)	68%	39%	38%	31%	26%

(A)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A and Class C net investment income per share and ratio of net investment income to average net assets would have been lower by $0.16 and 1.70%, respectively.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

106

Financial Highlights (Continued)

Touchstone Premium Yield Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$9.55		$9.38	$8.75	$8.25	$9.97	$8.90
Income (loss) from investment operations:
Net investment income	0.08		0.23	0.26	0.23	0.26	0.43	(A)
Net realized and unrealized gains (losses) on investments	(0.43)		0.37	0.63	1.05	(1.25)	1.07
Total from investment operations	(0.35)		0.60	0.89	1.28	(0.99)	1.50
Distributions from:
Net investment income	(0.10)		(0.25)	(0.26)	(0.23)	(0.28)	(0.43)
Realized capital gains	(0.77)		(0.18)	—	(0.55)	(0.45)	—
Total distributions	(0.87)		(0.43)	(0.26)	(0.78)	(0.73)	(0.43)
Net asset value at end of period	$8.33		$9.55	$9.38	$8.75	$8.25	$9.97
Total return	(3.20	%)(B)	6.59%	10.41%	17.13%	(10.58%)	17.13%
Ratios and supplemental data:
Net assets at end of period (000's)	$46,870		$56,185	$75,763	$99,953	$100,772	$109,201
Ratio to average net assets:
Net expenses	0.95	%(C)	0.95%	0.95%	0.95%	0.95%	0.95%
Gross expenses	1.05	%(C)	0.99%	1.00%	1.03%	0.97%	0.96%
Net investment income	2.02	%(C)	2.41%	2.94%	2.82%	2.82%	4.49	%(A)
Portfolio turnover rate	33	%(B)	68%	39%	38%	31%	26%

(A)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class Y net investment income per share and ratio of net investment income to average net assets would have been lower by $0.16 and 1.70%, respectively.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

107

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$17.73		$16.58		$16.14	$16.48	$18.15	$16.08
Income (loss) from investment operations:
Net investment loss	(0.09	)(A)	(0.21)		(0.34)	(0.28)	(0.15)	(0.29)
Net realized and unrealized gains (losses) on investments	(0.49)		4.72		2.94	1.47	(0.64)	2.49
Total from investment operations	(0.58)		4.51		2.60	1.19	(0.79)	2.20
Distributions from:
Realized capital gains	(3.83)		(3.36)		(2.16)	(1.53)	(0.88)	(0.13)
Net asset value at end of period	$13.32		$17.73		$16.58	$16.14	$16.48	$18.15
Total return(B)	(0.25	%)(C)	33.03%		19.63%	7.17%	(4.70%)	13.73%
Ratios and supplemental data:
Net assets at end of period (000's)	$86,270		$97,583		$89,860	$138,315	$230,783	$289,506
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	1.52	%(E)	1.43%		1.23%	1.07%	1.10%	1.31%
Gross expenses (including liquidity provider expenses)(F)	1.53	%(E)	1.43%		1.25%	1.09%	1.10%	1.33%
Net investment loss	(1.29	%)(E)	(1.28%)		(0.95%)	(0.81%)	(0.65%)	(0.91%)
Portfolio turnover rate	34	%(C)(G)	21	%(G)	22%	46%	29%	30%

(A)	The net investment loss per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.47% and 1.42% for the six months ended March 31, 2019 and for the year ended September 30, 2018, respectively. There were no liquidity provider expenses prior to 2018.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.48% and 1.42% for the six months ended March 31, 2019 and for the year ended September 30, 2018, respectively. There were no liquidity provider expenses prior to 2018.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

108

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$16.20		$15.51		$15.36	$15.86	$17.62	$15.74
Income (loss) from investment operations:
Net investment loss	(0.12	)(A)	(0.24)		(0.79)	(0.52)	(0.30)	(0.32)
Net realized and unrealized gains (losses) on investments	(0.51)		4.29		3.10	1.55	(0.58)	2.33
Total from investment operations	(0.63)		4.05		2.31	1.03	(0.88)	2.01
Distributions from:
Realized capital gains	(3.83)		(3.36)		(2.16)	(1.53)	(0.88)	(0.13)
Net asset value at end of period	$11.74		$16.20		$15.51	$15.36	$15.86	$17.62
Total return(B)	(0.59	%)(C)	32.11%		18.77%	6.32%	(5.38%)	12.89%
Ratios and supplemental data:
Net assets at end of period (000's)	$66,568		$80,444		$73,516	$111,951	$163,237	$203,865
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	2.27	%(E)	2.18%		1.98%	1.82%	1.85%	2.06%
Gross expenses (including liquidity provider expenses)(F)	2.29	%(E)	2.19%		2.01%	1.84%	1.85%	2.09%
Net investment loss	(2.04	%)(E)	(2.03%)		(1.70%)	(1.56%)	(1.40%)	(1.65%)
Portfolio turnover rate	34	%(C)(G)	21	%(G)	22%	46%	29%	30%

(A)	The net investment loss per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class C was 2.22% and 2.17% for the six months ended March 31, 2019 and for the year ended September 30, 2018, respectively. There were no liquidity provider expenses prior to 2018.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class C was 2.24% and 2.18% for the six months ended March 31, 2019 and for the year ended September 30, 2018, respectively. There were no liquidity provider expenses prior to 2018.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

109

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$18.73		$17.29		$16.70	$16.96	$18.61	$16.44
Income (loss) from investment operations:
Net investment loss	(0.08	)(A)	(0.18)		(0.10)	(0.11)	(0.08)	(0.10)
Net realized and unrealized gains (losses) on investments	(0.49)		4.98		2.85	1.38	(0.69)	2.40
Total from investment operations	(0.57)		4.80		2.75	1.27	(0.77)	2.30
Distributions from:
Realized capital gains	(3.83)		(3.36)		(2.16)	(1.53)	(0.88)	(0.13)
Net asset value at end of period	$14.33		$18.73		$17.29	$16.70	$16.96	$18.61
Total return	(0.12	%)(B)	33.36%		19.89%	7.46%	(4.46%)	14.04%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,168,435		$1,556,324		$1,775,755	$2,209,841	$3,198,758	$3,473,661
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(C)	1.27	%(D)(E)	1.18	%(E)	0.98%	0.82%	0.83%	1.06%
Gross expenses (including liquidity provider expenses)(F)	1.26	%(D)	1.17%		0.99%	0.82%	0.83%	1.03%
Net investment loss	(1.04	%)(D)	(1.03%)		(0.70%)	(0.56%)	(0.39%)	(0.66%)
Portfolio turnover rate	34	%(B)(G)	21	%(G)	22%	46%	29%	30%

(A)	The net investment loss per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y was 1.22% and 1.17% for the six months ended March 31, 2019 and for the year ended September 30, 2018, respectively. There were no liquidity provider expenses prior to 2018.
(D)	Annualized.
(E)	Net expenses include amounts recouped or eligible for recoupment by the Advisor.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y was 1.21% and 1.16% for the six months ended March 31, 2019 and for the year ended September 30, 2018, respectively. There were no liquidity provider expenses prior to 2018.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

110

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$17.75		$16.58		$16.15	$16.49	$18.15	$16.08
Income (loss) from investment operations:
Net investment loss	(0.09	)(A)	(0.20)		(0.32)	(0.29)	(0.19)	(0.17)
Net realized and unrealized gains (losses) on investments	(0.49)		4.73		2.91	1.48	(0.59)	2.37
Total from investment operations	(0.58)		4.53		2.59	1.19	(0.78)	2.20
Distributions from:
Realized capital gains	(3.83)		(3.36)		(2.16)	(1.53)	(0.88)	(0.13)
Net asset value at end of period	$13.34		$17.75		$16.58	$16.15	$16.49	$18.15
Total return	(0.20	%)(B)	33.10%		19.62%	7.24%	(4.70%)	13.73%
Ratios and supplemental data:
Net assets at end of period (000's)	$514,208		$611,071		$556,651	$777,930	$1,292,853	$2,302,038
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(C)	1.51	%(D)	1.42%		1.22%	1.04%	1.08%	1.31%
Gross expenses (including liquidity-provider expenses)(E)	1.58	%(D)	1.47%		1.28%	1.11%	1.13%	1.35%
Net investment loss	(1.28	%)(D)	(1.27%)		(0.94%)	(0.79%)	(0.64%)	(0.90%)
Portfolio turnover rate	34	%(B)(F)	21	%(F)	22%	46%	29%	30%

(A)	The net investment loss per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Z was 1.46% and 1.41% for the six months ended March 31, 2019 and for the year ended September 30, 2018, respectively. There were no liquidity provider expenses prior to 2018.
(D)	Annualized.
(E)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Z was 1.53% and 1.46% for the six months ended March 31, 2019 and for the year ended September 30, 2018, respectively. There were no liquidity provider expenses prior to 2018.
(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

111

Financial Highlights (Continued)

Touchstone Small Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017		2016		2015		2014
Net asset value at beginning of period	$16.24		$17.73		$16.24		$17.73		$20.55		$19.44
Income (loss) from investment operations:
Net investment income (loss)	—	(A)	0.32	(B)	0.02		—	(A)	0.15	(C)	(0.09	)(B)
Net realized and unrealized gains (losses) on investments	(1.08)		1.52		1.47		0.59		(1.38)		1.80
Total from investment operations	(1.08)		1.84		1.49		0.59		(1.23)		1.71
Distributions from:
Net investment income	—		(0.34)		—		(0.13)		(—	)(A)	(0.31)
Realized capital gains	(3.40)		(2.99)		—		(1.95)		(1.59)		(0.29)
Total distributions	(3.40)		(3.33)		—		(2.08)		(1.59)		(0.60)
Net asset value at end of period	$11.76		$16.24		$17.73		$16.24		$17.73		$20.55
Total return(D)	(4.57	%)(E)	12.14%		9.17%		3.74%		(6.36%)		8.80%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,953		$8,142		$12,461		$37,942		$62,423		$60,246
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	1.43	%(G)	1.39%		1.38%		1.38%		1.38%		1.36%
Gross expenses (including liquidity provider expenses)(H)	2.01	%(G)	1.65%		1.52%		1.45%		1.42%		1.43%
Net investment income (loss)	0.02	%(G)	1.99	%(I)	0.00	%(A)	0.00	%(A)	0.75	%(C)	(0.45%)
Portfolio turnover rate	4	%(E)(J)	29	%(J)	18%		17%		42%		17%

(A)	Less than $0.005 per share or 0.005%.
(B)	The net investment income (loss) per share was based on average shares outstanding for the period.
(C)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net investment income to average net assets would have been lower by $0.13 and 0.65%, respectively.
(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 1.38% and 1.38% for the six months ended March 31, 2019 and the year ended September 30, 2018, respectively. There were no liquidity provider expenses prior to 2018.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.96% and 1.64% for the six months ended March 31, 2019 and the year ended September 30, 2018, respectively. There were no liquidity provider expenses prior to 2018.
(I)	Includes impact of special dividend from Alexander & Baldwin Inc. in January, 2018 as part of the company's conversion to a real estate investment trust. This special dividend enhanced the ratio of net investment income for Class A by 2.10% for the fiscal year ended September 30, 2018.
(J)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

112

Financial Highlights (Continued)

Touchstone Small Cap Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017	2016	2015		2014
Net asset value at beginning of period	$15.40		$16.94		$15.63	$17.16	$20.07		$19.01
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		0.19	(A)	(0.31)	(0.16)	—	(B)(C)	(0.24	)(A)
Net realized and unrealized gains (losses) on investments	(1.04)		1.45		1.62	0.60	(1.32)		1.75
Total from investment operations	(1.09)		1.64		1.31	0.44	(1.32)		1.51
Distributions from:
Net investment income	—		(0.19)		—	(0.02)	—		(0.16)
Realized capital gains	(3.40)		(2.99)		—	(1.95)	(1.59)		(0.29)
Total distributions	(3.40)		(3.18)		—	(1.97)	(1.59)		(0.45)
Net asset value at end of period	$10.91		$15.40		$16.94	$15.63	$17.16		$20.07
Total return(D)	(4.94	%)(E)	11.33%		8.38%	2.92%	(7.01%)		7.96%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,877		$6,299		$9,266	$14,957	$21,562		$27,104
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	2.18	%(G)	2.14%		2.13%	2.13%	2.13%		2.12%
Gross expenses (including liquidity provider expenses)(H)	2.59	%(G)	2.40%		2.28%	2.23%	2.17%		2.17%
Net investment income (loss)	(0.73	%)(G)	1.24	%(I)	(0.75%)	(0.75%)	0.00	%(B)(C)	(1.20%)
Portfolio turnover rate	4	%(E)(J)	29	%(J)	18%	17%	42%		17%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share or 0.005%.
(C)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class C net investment income per share and ratio of net investment income to average net assets would have been lower by $0.13 and 0.65%, respectively.
(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 2.13% and 2.13% for the six months ended March 31, 2019 and the year ended September 30, 2018, respectively. There were no liquidity provider expenses prior to 2018.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 2.54% and 2.39% for the six months ended March 31, 2019 and the year ended September 30, 2018, respectively. There were no liquidity provider expenses prior to 2018.
(I)	Includes impact of special dividend from Alexander & Baldwin Inc. in January, 2018 as part of the company's conversion to a real estate investment trust. This special dividend enhanced the ratio of net investment income for Class C by 2.10% for the fiscal year ended September 30, 2018.
(J)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

113

Financial Highlights (Continued)

Touchstone Small Cap Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017	2016	2015		2014
Net asset value at beginning of period	$16.45		$17.94		$16.44	$17.93	$20.72		$19.59
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.37	(A)	0.05	0.05	0.18	(B)	(0.03	)(A)
Net realized and unrealized gains (losses) on investments	(1.09)		1.53		1.50	0.58	(1.37)		1.81
Total from investment operations	(1.07)		1.90		1.55	0.63	(1.19)		1.78
Distributions from:
Net investment income	—		(0.40)		(0.05)	(0.17)	(0.01)		(0.36)
Realized capital gains	(3.40)		(2.99)		—	(1.95)	(1.59)		(0.29)
Total distributions	(3.40)		(3.39)		(0.05)	(2.12)	(1.60)		(0.65)
Net asset value at end of period	$11.98		$16.45		$17.94	$16.44	$17.93		$20.72
Total return	(4.43	%)(C)	12.44%		9.46%	3.97%	(6.11%)		9.12%
Ratios and supplemental data:
Net assets at end of period (000's)	$33,742		$51,218		$84,954	$295,198	$333,971		$309,367
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	1.18	%(E)	1.14%		1.13%	1.13%	1.11%		1.06%
Gross expenses (including liquidity provider expenses)(F)	1.30	%(E)	1.17%		1.15%	1.14%	1.11%		1.08%
Net investment income (loss)	0.27	%(E)	2.24	%(G)	0.25%	0.25%	1.02	%(B)	(0.15%)
Portfolio turnover rate	4	%(C)(H)	29	%(H)	18%	17%	42%		17%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class Y net investment income per share and ratio of net investment income to average net assets would have been lower by $0.13 and 0.65%, respectively.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 1.13% and 1.13% for the six months ended March 31, 2019 and the year ended September 30, 2018, respectively. There were no liquidity provider expenses prior to 2018.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.25% and 1.16% for the six months ended March 31, 2019 and for the year ended September 30, 2018, respectively. There were no liquidity provider expenses prior to 2018.
(G)	Includes impact of special dividend from Alexander & Baldwin Inc. in January, 2018 as part of the company's conversion to a real estate investment trust. This special dividend enhanced the ratio of net investment income for Class Y by 2.10% for the fiscal year ended September 30, 2018.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

114

Financial Highlights (Continued)

Touchstone Small Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017	2016	2015		2014
Net asset value at beginning of period	$16.40		$17.93		$16.43	$17.92	$20.69		$19.57
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.38	(A)	0.16	0.07	0.24	(B)	(0.02	)(A)
Net realized and unrealized gains (losses) on investments	(1.09)		1.53		1.41	0.57	(1.41)		1.81
Total from investment operations	(1.06)		1.91		1.57	0.64	(1.17)		1.79
Distributions from:
Net investment income	—		(0.45)		(0.07)	(0.18)	(0.01)		(0.38)
Realized capital gains	(3.40)		(2.99)		—	(1.95)	(1.59)		(0.29)
Total distributions	(3.40)		(3.44)		(0.07)	(2.13)	(1.60)		(0.67)
Net asset value at end of period	$11.94		$16.40		$17.93	$16.43	$17.92		$20.69
Total return	(4.37	%)(C)	12.52%		9.57%	4.05%	(6.01%)		9.17%
Ratios and supplemental data:
Net assets at end of period (000's)	$45,289		$93,636		$122,876	$255,422	$301,868		$393,287
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	1.10	%(E)	1.06%		1.05%	1.04%	1.04%		1.01%
Gross expenses (including liquidity provider expenses)(F)	1.20	%(E)	1.10%		1.05%	1.04%	1.04%		1.04%
Net investment income (loss)	0.35	%(E)	2.32	%(G)	0.34%	0.34%	1.10	%(B)	(0.10%)
Portfolio turnover rate	4	%(C)(H)	29	%(H)	18%	17%	42%		17%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Institutional Class net investment income per share and ratio of net investment income to average net assets would have been lower by $0.13 and 0.65%, respectively.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 1.05% and 1.05% for the six months ended March 31, 2019 and the year ended September 30, 2018, respectively. There were no liquidity provider expenses prior to 2018.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.15% and 1.09% for the six months ended March 31, 2019 and the year ended September 30, 2018, respectively. There were no liquidity provider expenses prior to 2018.
(G)	Includes impact of special dividend from Alexander & Baldwin Inc. in January, 2018 as part of the company's conversion to a real estate investment trust. This special dividend enhanced the ratio of net investment income for Institutional Class by 2.10% for the fiscal year ended September 30, 2018.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

115

Financial Highlights (Continued)

Touchstone Small Cap Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017		2016	2015	2014
Net asset value at beginning of period	$27.91		$26.06		$22.20		$20.17	$23.23	$22.79
Income (loss) from investment operations:
Net investment income	0.07		0.02		0.03		0.23	0.36	0.36
Net realized and unrealized gains (losses) on investments	(2.75)		1.83		3.85		2.80	(2.15)	0.39
Total from investment operations	(2.68)		1.85		3.88		3.03	(1.79)	0.75
Distributions from:
Net investment income	(0.03)		—	(A)	(0.02)		(0.27)	(0.35)	(0.31)
Realized capital gains	(1.70)		—		—		(0.73)	(0.92)	—
Total distributions	(1.73)		—	(A)	(0.02)		(1.00)	(1.27)	(0.31)
Net asset value at end of period	$23.50		$27.91		$26.06		$22.20	$20.17	$23.23
Total return(B)	(9.30	%)(C)	7.12%		17.46%		15.63%	(8.32%)	3.19%
Ratios and supplemental data:
Net assets at end of period (000's)	$30,271		$83,139		$76,884		$150,081	$24,659	$31,773
Ratio to average net assets:
Net expenses	1.38	%(D)	1.38%		1.38%		1.38%	1.38%	1.43%
Gross expenses	1.80	%(D)	1.75%		1.83%		1.67%	1.60%	1.67%
Net investment income	0.24	%(D)	0.09%		0.07%		1.05%	1.51%	1.44%
Portfolio turnover rate	14	%(C)	49	%(E)(F)	63	%(F)	155%	112%	100	%(G)(H)

Touchstone Small Cap Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017		2016	2015	2014
Net asset value at beginning of period	$27.22		$25.60		$21.95		$19.98	$23.00	$22.61
Income (loss) from investment operations:
Net investment income (loss)	(0.20)		(0.11)		(0.22)		0.06	0.17	0.16
Net realized and unrealized gains (losses) on investments	(2.50)		1.73		3.87		2.77	(2.10)	0.40
Total from investment operations	(2.70)		1.62		3.65		2.83	(1.93)	0.56
Distributions from:
Net investment income	—		—		—		(0.13)	(0.17)	(0.17)
Realized capital gains	(1.70)		—		—		(0.73)	(0.92)	—
Total distributions	(1.70)		—		—		(0.86)	(1.09)	(0.17)
Net asset value at end of period	$22.82		$27.22		$25.60		$21.95	$19.98	$23.00
Total return(B)	(9.61	%)(C)	6.29%		16.63%		14.72%	(9.01%)	2.46%
Ratios and supplemental data:
Net assets at end of period (000's)	$917		$1,433		$1,223		$1,376	$1,396	$2,169
Ratio to average net assets:
Net expenses	2.13	%(D)	2.13%		2.13%		2.13%	2.13%	2.18%
Gross expenses	3.45	%(D)	3.66%		3.69%		3.39%	3.13%	3.25%
Net investment income (loss)	(0.51	%)(D)	(0.66%)		(0.68%)		0.30%	0.76%	0.69%
Portfolio turnover rate	14	%(C)	49	%(E)(F)	63	%(F)	155%	112%	100	%(G)(H)

(A)	Less than $0.005 per share.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Small Cap Value Opportunities Fund acquired on September 21, 2018 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(G)	Portfolio turnover excludes securities received from a subscription-in-kind.
(H)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Small Company Value Fund acquired on March 21, 2014. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

116

Financial Highlights (Continued)

Touchstone Small Cap Value Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017		2016	2015	2014
Net asset value at beginning of period	$27.96		$26.14		$22.24		$20.20	$23.25	$22.82
Income (loss) from investment operations:
Net investment income	0.05		0.15		0.06		0.24	0.42	0.35
Net realized and unrealized gains (losses) on investments	(2.71)		1.78		3.88		2.84	(2.14)	0.46
Total from investment operations	(2.66)		1.93		3.94		3.08	(1.72)	0.81
Distributions from:
Net investment income	(0.06)		(0.11)		(0.04)		(0.31)	(0.41)	(0.38)
Realized capital gains	(1.70)		—		—		(0.73)	(0.92)	—
Total distributions	(1.76)		(0.11)		(0.04)		(1.04)	(1.33)	(0.38)
Net asset value at end of period	$23.54		$27.96		$26.14		$22.24	$20.20	$23.25
Total return	(9.19	%)(A)	7.41%		17.80%		15.86%	(8.08%)	3.47%
Ratios and supplemental data:
Net assets at end of period (000’s)	$29,518		$41,365		$2,829		$3,080	$4,419	$9,097
Ratio to average net assets:
Net expenses	1.13	%(B)	1.13%		1.13%		1.13%	1.13%	1.18%
Gross expenses	1.30	%(B)	1.71%		1.95%		1.70%	1.44%	1.65%
Net investment income	0.49	%(B)	0.34%		0.32%		1.30%	1.76%	1.70%
Portfolio turnover rate	14	%(A)	49	%(C)(D)	63	%(D)	155%	112%	100	%(E)(F)

Touchstone Small Cap Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017		2016	2015	2014
Net asset value at beginning of period	$27.94		$26.14		$22.22		$20.19	$23.24	$22.81
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.28		(0.06)		0.30	0.45	0.40
Net realized and unrealized gains (losses) on investments	(2.74)		1.69		4.04		2.80	(2.13)	0.44
Total from investment operations	(2.64)		1.97		3.98		3.10	(1.68)	0.84
Distributions from:
Net investment income	(0.08)		(0.17)		(0.06)		(0.34)	(0.45)	(0.41)
Realized capital gains	(1.70)		—		—		(0.73)	(0.92)	—
Total distributions	(1.78)		(0.17)		(0.06)		(1.07)	(1.37)	(0.41)
Net asset value at end of period	$23.52		$27.94		$26.14		$22.22	$20.19	$23.24
Total return	(9.09	%)(A)	7.53%		17.93%		16.05%	(7.93%)	3.59%
Ratios and supplemental data:
Net assets at end of period (000’s)	$37,980		$29,279		$7,699		$23,740	$25,968	$29,831
Ratio to average net assets:
Net expenses	0.98	%(B)	0.98%		0.98%		0.98%	0.98%	1.03%
Gross expenses	1.17	%(B)	1.27%		1.52%		1.22%	1.19%	1.30%
Net investment income	0.64	%(B)	0.49%		0.47%		1.45%	1.91%	1.84%
Portfolio turnover rate	14	%(A)	49	%(C)(D)	63	%(D)	155%	112%	100	%(E)(F)

(A)	Not annualized.
(B)	Annualized.
(C)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Small Cap Value Opportunities Fund acquired on September 21, 2018 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(D)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(E)	Portfolio turnover excludes securities received from a subscription-in-kind.
(F)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Small Company Value Fund acquired on March 21, 2014. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

117

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$9.25		$9.29		$9.32	$9.32	$9.41	$9.45
Income (loss) from investment operations:
Net investment income	0.11		0.16		0.13	0.10	0.06	0.06
Net realized and unrealized gains (losses) on investments	0.01		(0.01)		(0.02)	0.02	(0.03)	0.03
Total from investment operations	0.12		0.15		0.11	0.12	0.03	0.09
Distributions from:
Net investment income	(0.11)		(0.19)		(0.14)	(0.12)	(0.12)	(0.13)
Net asset value at end of period	$9.26		$9.25		$9.29	$9.32	$9.32	$9.41
Total return(A)	1.33	%(B)	1.50%		1.29%	1.35%	0.31%	0.92%
Ratios and supplemental data:
Net assets at end of period (000’s)	$73,571		$76,623		$14,080	$16,946	$10,675	$10,596
Ratio to average net assets:
Net expenses	0.69	%(C)	0.69%		0.69%	0.69%	0.69%	0.69%
Gross expenses	0.80	%(C)	0.81%		0.90%	0.97%	0.99%	0.93%
Net investment income	2.42	%(C)	1.88%		1.40%	1.09%	0.54%	0.79%
Portfolio turnover rate	53	%(B)	143	%(D)	136%	169%	132%	142%

Touchstone Ultra Short Duration Fixed Income Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2019	Year Ended September 30,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$9.25	$9.29	$9.32	$9.32	$9.41	$9.45
Income (loss) from investment operations:
Net investment income	0.09	0.13	0.08	0.06	—	(E)	0.02
Net realized and unrealized gains (losses) on investments	0.01	(0.03)	(0.02)	0.02	(0.02)	0.02
Total from investment operations	0.10	0.10	0.06	0.08	(0.02)	0.04
Distributions from:
Net investment income	(0.09)	(0.14)	(0.09)	(0.08)	(0.07)	(0.08)
Net asset value at end of period	$9.26	$9.25	$9.29	$9.32	$9.32	$9.41
Total return(A)	1.20	%(B)	1.00%	0.77%	0.84%	(0.19%)	0.42%
Ratios and supplemental data:
Net assets at end of period (000’s)	$4,762	$4,492	$5,704	$7,961	$8,291	$11,272
Ratio to average net assets:
Net expenses	1.19	%(C)	1.19%	1.19%	1.19%	1.19%	1.19%
Gross expenses	1.69	%(C)	1.67%	1.56%	1.54%	1.48%	1.44%
Net investment income	1.93	%(C)	1.38%	0.90%	0.59%	0.04%	0.29%
Portfolio turnover rate	53	%(B)	143	%(D)	136%	169%	132%	142%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Low Duration Bond Fund acquired on October 27, 2017 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(E)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

118

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class S

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	March 31,		Ended
	2019		September 30,
	(Unaudited)		2018(A)
Net asset value at beginning of period	$9.25		$9.29
Income (loss) from investment operations:
Net investment income	0.10		0.13
Net realized and unrealized gains (losses) on investments	0.01		(0.02)
Total from investment operations	0.11		0.11
Distributions from:
Net investment income	(0.10)		(0.15)
Net asset value at end of period	$9.26		$9.25
Total return	1.21	%(B)	1.24	%(B)
Ratios and supplemental data:
Net assets at end of period (000’s)	$147,186		$141,918
Ratio to average net assets:
Net expenses	0.94	%(C)	0.94	%(C)
Gross expenses	0.99	%(C)	0.99	%(C)
Net investment income	2.17	%(C)	1.63	%(C)
Portfolio turnover rate	53	%(B)	143	%(D)

Touchstone Ultra Short Duration Fixed Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$9.25		$9.29		$9.32	$9.32	$9.41	$9.45
Income (loss) from investment operations:
Net investment income	0.12		0.20		0.15	0.13	0.07	0.10
Net realized and unrealized gains (losses) on investments	0.01		(0.03)		(0.02)	0.02	(0.02)	0.01
Total from investment operations	0.13		0.17		0.13	0.15	0.05	0.11
Distributions from:
Net investment income	(0.12)		(0.21)		(0.16)	(0.15)	(0.14)	(0.15)
Net asset value at end of period	$9.26		$9.25		$9.29	$9.32	$9.32	$9.41
Total return	1.46	%(B)	1.75%		1.55%	1.60%	0.56%	1.17%
Ratios and supplemental data:
Net assets at end of period (000’s)	$262,447		$262,571		$260,830	$206,313	$200,456	$244,885
Ratio to average net assets:
Net expenses	0.44	%(C)	0.44%		0.44%	0.44%	0.44%	0.44%
Gross expenses	0.51	%(C)	0.50%		0.51%	0.53%	0.52%	0.49%
Net investment income	2.67	%(C)	2.13%		1.65%	1.34%	0.79%	1.04%
Portfolio turnover rate	53	%(B)	143	%(D)	136%	169%	132%	142%

(A)	The Fund began issuing Class S shares on October 27, 2017.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Low Duration Bond Fund acquired on October 27, 2017 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

119

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$9.25		$9.29		$9.32	$9.32	$9.41	$9.45
Income (loss) from investment operations:
Net investment income	0.11		0.18		0.13	0.10	0.05	0.08
Net realized and unrealized gains (losses) on investment	0.01		(0.03)		(0.02)	0.02	(0.02)	0.01
Total from investment operations	0.12		0.15		0.11	0.12	0.03	0.09
Distributions from:
Net investment income	(0.11)		(0.19)		(0.14)	(0.12)	(0.12)	(0.13)
Net asset value at end of period	$9.26		$9.25		$9.29	$9.32	$9.32	$9.41
Total return	1.33	%(A)	1.50%		1.29%	1.35%	0.31%	0.91%
Ratios and supplemental data:
Net assets at end of period (000’s)	$167,415		$163,898		$211,797	$245,252	$304,553	$401,851
Ratio to average net assets:
Net expenses	0.69	%(B)	0.69%		0.69%	0.69%	0.69%	0.69%
Gross expenses	0.77	%(B)	0.78%		0.78%	0.79%	0.76%	0.76%
Net investment income	2.42	%(B)	1.88%		1.40%	1.09%	0.54%	0.79%
Portfolio turnover rate	53	%(A)	143	%(C)	136%	169%	132%	142%

Touchstone Ultra Short Duration Fixed Income Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$9.25		$9.29		$9.32	$9.32	$9.41	$9.45
Income (loss) from investment operations:
Net investment income	0.13		0.21		0.16	0.13	0.08	0.10
Net realized and unrealized gains (losses) on investments	0.01		(0.03)		(0.02)	0.02	(0.02)	0.01
Total from investment operations	0.14		0.18		0.14	0.15	0.06	0.11
Distributions from:
Net investment income	(0.13)		(0.22)		(0.17)	(0.15)	(0.15)	(0.15)
Net asset value at end of period	$9.26		$9.25		$9.29	$9.32	$9.32	$9.41
Total return	1.60	%(A)	1.80%		1.60%	1.54%	0.61%	1.22%
Ratios and supplemental data:
Net assets at end of period (000's)	$304,883		$275,561		$257,777	$142,913	$49,389	$50,853
Ratio to average net assets:
Net expenses	0.39	%(B)	0.39%		0.39%	0.39%	0.39%	0.39%
Gross expenses	0.46	%(B)	0.46%		0.45%	0.46%	0.48%	0.48%
Net investment income	2.72	%(B)	2.18%		1.70%	1.39%	0.84%	1.09%
Portfolio turnover rate	53	%(A)	143	%(C)	136%	169%	132%	142%

(A)	Not annualized.
(B)	Annualized.
(C)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Low Duration Bond Fund acquired on October 27, 2017 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

120

Notes to Financial Statements

March 31, 2019 (Unaudited)

1. Organization

The Touchstone Funds Group Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated October 25, 1993. The Trust consists of the following fourteen funds (individually, a “Fund,” and collectively, the “Funds”):

Touchstone Active Bond Fund (“Active Bond Fund”)

Touchstone Anti-Benchmark® International Core Equity Fund (“Anti-Benchmark® International Core Equity Fund”)

Touchstone Anti-Benchmark ® US Core Equity Fund (“Anti-Benchmark ® US Core Equity Fund”)

Touchstone Arbitrage Fund (“Arbitrage Fund”)

Touchstone High Yield Fund (“High Yield Fund”)

Touchstone Impact Bond Fund (“Impact Bond Fund”)

Touchstone Merger Arbitrage Fund (“Merger Arbitrage Fund”)

Touchstone Mid Cap Fund (“Mid Cap Fund”)

Touchstone Mid Cap Value Fund (“Mid Cap Value Fund”)

Touchstone Premium Yield Equity Fund (“Premium Yield Equity Fund”)

Touchstone Sands Capital Select Growth Fund (“Sands Capital Select Growth Fund”)

Touchstone Small Cap Fund (“Small Cap Fund”)

Touchstone Small Cap Value Fund (“Small Cap Value Fund”)

Touchstone Ultra Short Duration Fixed Income Fund (“Ultra Short Duration Fixed Income Fund”)

Each Fund is diversified, with the exception of the Arbitrage Fund, the Merger Arbitrage Fund, the Sands Capital Select Growth Fund and the Small Cap Fund, which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:

Institutional
	Class A	Class C	Class S	Class Y	Class Z	Class
Active Bond Fund	X	X		X		X
Anti-Benchmark® International Core Equity Fund				X		X
Anti-Benchmark® US Core Equity Fund				X		X
Arbitrage Fund	X	X		X		X
High Yield Fund	X	X		X		X
Impact Bond Fund	X	X		X		X
Merger Arbitrage Fund	X	X		X		X
Mid Cap Fund	X	X		X	X	X
Mid Cap Value Fund	X	X		X		X
Premium Yield Equity Fund	X	X		X
Sands Capital Select Growth Fund	X	X		X	X
Small Cap Fund	X	X		X		X
Small Cap Value Fund	X	X		X		X
Ultra Short Duration Fixed Income Fund	X	X	X	X	X	X

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Regulatory Updates — In August 2018, the Securities and Exchange Commission (the “SEC”) released its Final Rules that eliminated or amended disclosure requirements in the financial statements that were redundant

121

Notes to Financial Statements (Unaudited) (Continued)

or outdated in light of changes in SEC requirements or U.S. generally accepted accounting principles (“U.S. GAAP”). The Final Rules were effective November 5, 2018. Management has evaluated the SEC Final Rules and is complying with the amendments in the current financial statements.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Funds have adopted the removal of applicable disclosures.

Security valuation and fair value measurements — U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2019, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Arbitrage Fund, Merger Arbitrage Fund, Small Cap Value Fund and Ultra Short Duration Fixed Income Fund held Level 3 categorized securities during the six months ended March 31, 2019. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

During the six months ended March 31, 2019, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the times as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which

122

Notes to Financial Statements (Unaudited) (Continued)

the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The Active Bond Fund’s and Ultra Short Duration Fixed Income Fund’s investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds’ valuation policies and procedures approved by the Funds’ Board of Trustees (the “Board”), and are generally categorized in Level 2. The Ultra Short Duration Fixed Income Fund’s investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.
•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.
•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Board and are generally categorized in Level 3.

Bank Loans — The Active Bond Fund and Ultra Short Duration Fixed Income Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated,

123

Notes to Financial Statements (Unaudited) (Continued)

negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London Interbank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents fair value of the unfunded portion of the Fund’s bank loans.

As of March 31, 2019, the Funds did not hold any unfunded loan commitments.

Collateralized Loan Obligations — The Active Bond Fund and Ultra Short Duration Fixed Income Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

124

Notes to Financial Statements (Unaudited) (Continued)

Securities sold short — The Funds may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2019, the Arbitrage Fund and Merger Arbitrage Fund had securities sold short with a fair value of $793,260 and $617,729, respectively, and pledged securities with a fair value of $1,546,285 and $2,501,184, respectively, as collateral for both securities sold short and written options. Arbitrage Fund and Merger Arbitrage Fund pledged cash collateral of $625,805 and $464,566, respectively, for both securities sold short and written options.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited. As of March 31, 2019, the Arbitrage Fund and Merger Arbitrage Fund had written options with a fair value of $(20,982) and $(18,830), respectively, and pledged securities with a fair value of $1,546,285 and $2,501,184, respectively, as collateral for both securities sold short and written options. Arbitrage Fund and Merger Arbitrage Fund pledged cash collateral of $625,805 and $464,566, respectively, for both securities sold short and written options. The Arbitrage Fund and Merger Arbitrage Fund held purchased options with a fair value of $17,550 and $15,750, respectively, as of March 31, 2019.

Warrants — The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the holder the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

Futures Contracts — The Active Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile

125

Notes to Financial Statements (Unaudited) (Continued)

instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of March 31, 2019, the Active Bond Fund held futures contracts as shown in the Portfolio of Investments and had cash in the amount of $109,028 held as collateral to cover futures contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

For the six months ended March 31, 2019, there were no open forward foreign currency contracts.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using

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Notes to Financial Statements (Unaudited) (Continued)

management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Master Limited Partnership — The Funds may invest in Master Limited Partnership (“MLP”) common units that represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. Distributions received from MLPs generally are comprised of income and return of capital. Investment income and return of capital are recorded based on estimates made at the time distributions are received. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Pay-In-Kind (“PIK”) Bonds — PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Derivative instruments and hedging activities — The Active Bond Fund, the Arbitrage Fund and the Merger Arbitrage Fund may enter into an International Swaps and Derivatives Associations, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the

127

Notes to Financial Statements (Unaudited) (Continued)

extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of March 31, 2019, the Active Bond Fund’s, Arbitrage Fund’s and Merger Arbitrage Fund’s assets and liabilities that were subject to a MNA on a gross basis were as follows:

	Assets	Liabilities
Active Bond Fund
Futures Contracts	$—	$61,330
Arbitrage Fund
Written Options	$—	$20,982
Merger Arbitrage Fund
Written Options	$—	$18,830

The following table presents the Active Bond Fund’s, Arbitrage Fund’s and Merger Arbitrage Fund’s liabilities net of amounts available for offset under MNA and net of the related collateral pledged by the Funds as of March 31, 2019:

				Gross
				Amount
				Available
				for Offset in
			Gross	Statement	Non-
			Amount of	of Assets	Cash	Cash
		Derivative	Recognized	and	Collateral	Collateral	Net
Fund	Counterparty	Type	Liabilities	Liabilities	Pledged	Pledged	Amount(A)
Active Bond Fund	Wells Fargo	Futures Contracts	$61,330	$—	$—	$(61,330)	$—
Arbitrage Fund	Pershing LLC	Written Options	20,982	—	(4,856)	(16,126)	—
Merger Arbitrage Fund	Pershing LLC	Written Options	18,830	—	(5,088)	(13,742)	—

(A)	Net amount represents the net amount payable due to the counterparty in the event of default.

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Notes to Financial Statements (Unaudited) (Continued)

The following table sets forth the fair value of the Arbitrage Fund’s and Merger Arbitrage Fund’s derivative financial instruments by primary risk exposure as of March 31, 2019:

	Fair Value of Derivative Investments
	as of March 31, 2019
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Active Bond Fund	Futures Contracts-Interest Rate Contracts*	$—	$(61,300)
Arbitrage Fund	Purchased Options-Equity Contracts**	17,550	—
	Written Options-Equity Contracts***	—	(20,982)
Merger Arbitrage Fund	Purchased Options- Equity contracts**	15,750	—
	Written Options-Equity Contracts***	—	(18,830)

* Statements of Assets and Liabilities Location: Payable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.

** Statements of Assets and Liabilities Location: Investments, at market value.

***Statements of Assets and Liabilities Location: Written options, at market value.

The following table sets forth the effect of the Active Bond Fund’s, Arbitrage Fund’s and Merger Arbitrage Fund’s derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended March 31, 2019:

The Effect of Derivative Investments on the Statements of Operations
for the Six Months Ended March 31, 2019
			Change in
			Unrealized
		Realized Gain	Appreciation
	Derivatives not accounted for as hedging	(Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Active Bond Fund	Futures-Interest Rate Contracts*	$(207,350)	$(61,330)
Arbitrage Fund	Purchased Options-Equity Contracts**	123,349	7,549
	Written Options-Equity Contracts***	192,899	23,514
Merger Arbitrage Fund	Purchased Options-Equity Contracts**	(87,545)	(10,572)
	Written Options-Equity Contracts***	159,656	19,993

* Statements of Operations Location: Net realized losses on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.

** Statements of Operations Location: Net realized gains (losses) on investments and net change in unrealized appreciation (depreciation) on investments, respectively.

*** Statements of Operations Location: Net realized gains on written options and net change in unrealized appreciation (depreciation) on written options, respectively.

For the six months ended March 31, 2019, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Active		Merger
	Bond	Arbitrage	Arbitrage
	Fund	Fund	Fund
Equity contracts:
Purchased Options - Cost	$—	$33,379	$26,865
Written Options - Premiums received	$—	$36,407	$29,880
Interest rate contracts:
Futures Contracts - Notional value	$60,234,127	$—	$—

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights

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Notes to Financial Statements (Unaudited) (Continued)

in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of March 31, 2019, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received**	Amount***
Arbitrage Fund	Common Stocks	$1,600,536	$1,621,820	$21,284
High Yield Fund	Corporate Bonds	2,528,926	2,606,310	77,384
Merger Arbitrage Fund	Common Stocks	412,742	432,999	20,257
Premium Yield Equity Fund	Common Stocks	1,043,136	1,065,600	22,464

* The remaining contractual maturity is overnight for all securities.

** Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.

*** Net amount represents the net amount payable due to (receivable from) the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

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Notes to Financial Statements (Unaudited) (Continued)

Effective August 17, 2018, the maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Active Bond Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the fixed income funds (Active Bond Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund) is equal to the NAV per share plus a sales load equal to 2.04% of the NAV (or 2.00% of the offering price). Prior to August 17, 2018, the maximum offering price per share of Class A shares of the equity funds was equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). The maximum offering price per share of Class A shares of the Active Bond Fund, High Yield Fund and Impact Bond Fund was equal to the NAV per share plus a sales load equal to 4.99% of the NAV (or 4.75% of the offering price). The maximum offering price per share of Class A shares of the Ultra Short Duration Fixed Income Fund was equal to the NAV per share plus a sales load equal to 2.04% of the NAV (or 2.00% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Classes C, S, Y, Z, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50%, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Anti-Benchmark® International Core Equity Fund, Anti-Benchmark® US Core Equity Fund, Arbitrage Fund, Merger Arbitrage Fund, Mid Cap Fund, and Small Cap Fund distribute their income, if any, annually, as a dividend to shareholders. The Mid Cap Value Fund, Sands Capital Select Growth Fund, and Small Cap Value Fund declare and distribute their income, if any, quarterly, as a dividend to shareholders. The Active Bond Fund, High Yield Fund, Impact Bond Fund and Premium Yield Equity Fund declare and distribute their income, if any, monthly, as a dividend to shareholders. The Ultra Short Duration Fixed Income Fund declares its income, if any, daily, and distributes such income monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total

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Notes to Financial Statements (Unaudited) (Continued)

net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Institutional Funds Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2019:

		Anti-
		Benchmark®	Anti-
	Active	International	Benchmark®
	Bond	Core Equity	US Core Equity	Arbitrage
	Fund	Fund*	Fund*	Fund
Purchases of investment securities	$70,204,167	$42,278,623	$31,430,734	$89,197,093
Proceeds from sales and maturities	$47,068,950	$26,908,719	$26,401,218	$257,236,745

		Impact	Merger
	High Yield	Bond	Arbitrage	Mid Cap
	Fund	Fund	Fund	Fund
Purchases of investment securities	$51,485,477	$25,832,279	$62,771,830	$227,900,219
Proceeds from sales and maturities	$60,159,573	$13,423,779	$160,274,139	$100,023,440

	Mid Cap		Sands Capital
	Value	Premium Yield	Select Growth	Small Cap
	Fund	Equity Fund	Fund**	Fund**
Purchases of investment securities	$154,192,850	$25,157,813	$310,733,304	$4,504,808
Proceeds from sales and maturities	$148,799,336	$33,451,023	$741,044,063	$62,805,691

	Small Cap	Ultra Short
	Value	Duration Fixed
	Fund	Income Fund
Purchases of investment securities	$16,139,509	$404,686,474
Proceeds from sales and maturities	$52,673,395	$340,661,291

*The Anti-Benchmark® International Core Equity Fund and Anti-Benchmark® US Core Equity Fund had a subscription-in-kind on November 19 2018, which resulted in a subscription into each fund of $25,000,000 and is excluded from the purchases of investment securities. The subscription was comprised of securities and cash in the amount of $19,944,872 and $5,055,128, respectively, for the Anti-Benchmark® International Core Equity Fund and $19,947,912 and $5,052,088, respectively, for the Anti-Benchmark® US Core Equity Fund.

**Sands Capital Select Growth Fund and Small Cap Fund had redemptions-in-kind out of the Fund of $187,201,805 and $8,560,779, respectively, which are excluded from the proceeds from sales and maturities. The redemptions were comprised of securities and cash in the amount of $180,617,776 and $6,584,029, respectively, for the Sands Capital Select Growth Fund and $8,365,750 and $195,029, respectively, for the Small Cap Fund.

For the six months ended March 31, 2019, purchases and proceeds from sales and maturities in U.S. Government Securities were $218,998,627 and $273,687,534, respectively, for the Active Bond Fund, $13,499,086 and

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Notes to Financial Statements (Unaudited) (Continued)

$18,917,159, respectively, for the Impact Bond Fund and $75,092,469 and $84,820,331, respectively, for the Ultra Short Duration Fixed Income Fund. There were no purchases or proceeds from sales and maturities of U.S. Government Securities by the remaining Funds for the six months ended March 31, 2019.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon, the Sub-Administrator to the Funds and BNY Mellon Investment Servicing (U.S.) Inc., the Transfer Agent to the Funds (collectively referenced to herein as “BNY Mellon”). Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $98,606 for the six months ended March 31, 2019.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Active Bond Fund	0.40% on the first $300 million
0.35% on such assets over $300 million
Anti-Benchmark® International Core Equity Fund	0.45% on the first $1 billion
0.40% on such assets over $1 billion
Anti-Benchmark® US Core Equity Fund	0.35% on the first $1 billion
0.30% on such assets over $1 billion
Arbitrage Fund	1.05% on the first $500 million
1.00% on the next $500 million
0.95% on such assets over $1 billion
High Yield Fund	0.60% on the first $50 million
0.50% on the next $250 million
0.45% on such assets over $300 million
Impact Bond Fund	0.35%
Merger Arbitrage Fund	1.05%
Mid Cap Fund	0.80% on the first $500 million
0.75% on the next $500 million
0.70% on such assets over $1 billion
Mid Cap Value Fund	0.75%
Premium Yield Equity Fund	0.70% on the first $100 million
0.65% on such assets over $100 million
Sands Capital Select Growth Fund	0.85% on the first $1 billion
0.80% on the next $500 million
0.75% on the next $500 million
0.70% on such assets over $2 billion

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Notes to Financial Statements (Unaudited) (Continued)

Small Cap Fund	0.85%
Small Cap Value Fund	0.85%
Ultra Short Duration Fixed Income Fund	0.25%

In addition to the base advisory fee shown above for the Sands Capital Select Growth Fund, a performance fee adjustment will be added to or subtracted from the base advisory fee if the Fund outperforms or under-performs its benchmark index by more than 2.50% (the “Hurdle Rate”), for the preceding twelve month period, as follows:

Performance
	Benchmark	Required	Adjustment
	Index	Hurdle Rate	Rate
Sands Capital Select Growth Fund	Russell 1000® Growth Index	+/-2.50%	+/-0.15%

For the six months ended March 31, 2019, the Advisor’s base fee was increased by $1,396,230 as a result of the performance fee adjustment.

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

EARNEST Partners LLC	Longfellow Investment Management Co., LLC
Impact Bond Fund	Arbitrage Fund
Merger Arbitrage Fund
Fort Washington Investment Advisors, Inc.*
Active Bond Fund	Miller/Howard Investments, Inc.
High Yield Fund	Premium Yield Equity Fund
Ultra Short Duration Fixed Income Fund
Sands Capital Management, LLC
LMCG Investments, LLC	Sands Capital Select Growth Fund
Mid Cap Value Fund
Small Cap Value Fund	TOBAM S.A.S.
Anti-Benchmark® International Core Equity Fund
The London Company	Anti-Benchmark® US Core Equity Fund
Mid Cap Fund
Small Cap Fund

*Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:

						Institutional
	Class A	Class C	Class S	Class Y	Class Z	Class
Active Bond Fund	0.90%	1.65%	—	0.65%	—	0.57%

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Notes to Financial Statements (Unaudited) (Continued)

						Institutional
	Class A	Class C	Class S	Class Y	Class Z	Class
Anti-Benchmark® International Core Equity Fund	—	—	—	0.69%	—	0.59%
Anti-Benchmark® US Core Equity Fund	—	—	—	0.54%	—	0.44%
Arbitrage Fund	1.68%	2.43%	—	1.43%	—	1.28%
High Yield Fund	1.05%	1.80%	—	0.80%	—	0.72%
Impact Bond Fund	0.85%	1.60%	—	0.60%	—	0.50%
Merger Arbitrage Fund	1.68%	2.43%	—	1.43%	—	1.28%
Mid Cap Fund	1.24%	1.99%	—	0.99%	1.24%	0.92%
Mid Cap Value Fund	1.22%	1.97%	—	0.97%	—	0.84%
Premium Yield Equity Fund	1.20%	1.95%	—	0.95%	—	—
Sands Capital Select Growth Fund*	0.25%	0.25%	—	0.25%	0.25%	—
Small Cap Fund	1.38%	2.13%	—	1.13%	—	1.05%
Small Cap Value Fund	1.38%	2.13%	—	1.13%	—	0.98%
Ultra Short Duration Fixed Income Fund	0.69%	1.19%	0.94%	0.44%	0.69%	0.39%

*The Expense Limitation Agreement for Sands Capital Select Growth Fund limits other operating expenses to 0.25% for all classes of the Fund. Other operating expenses include all operating expenses of the Fund except for investment advisory fees, administration fees, performance fees, distribution fees (12b-1), shareholder service fees and any expenses excluded in the Expense Limitation Agreement.

These expense limitations will remain in effect for all Funds through at least January 29, 2020. The Expense Limitation Agreement can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.

During the six months ended March 31, 2019, the Advisor or its affiliates waived investment advisory fees, administration fees and waived or reimbursed other operating expenses, including distribution fees of the Funds, as follows:

			Other
			Operating
	Investment		Expenses
	Advisory	Administration	Reimbursed/
	Fees Waived	Fees Waived	Waived	Total
Active Bond Fund	$—	$64,341	$72,097	$136,438
Anti-Benchmark® International Core Equity Fund	22,265	12,966	5,870	41,101
Anti-Benchmark® US Core Equity Fund	17,435	12,783	5,857	36,075
Arbitrage Fund	—	—	26,395	26,395
High Yield Fund	—	26,652	64,952	91,604
Impact Bond Fund	—	53,007	82,896	135,903
Merger Arbitrage Fund	—	12,931	29,682	42,613
Mid Cap Fund	—	64,496	176,057	240,553
Mid Cap Value Fund	—	266,108	133,200	399,308
Premium Yield Equity Fund	—	—	54,036	54,036
Sands Capital Select Growth Fund	—	—	184,338	184,338
Small Cap Fund	—	8,388	66,525	74,913
Small Cap Value Fund	—	83,501	96,242	179,743
Ultra Short Duration Fixed Income Fund	—	153,498	189,620	343,118

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Advisor only if such repayment does not cause the Fund’s operating expenses (after the repayment is taken into account) to exceed the Fund’s expense limit in place when such amounts were waived or reimbursed by the Advisor and the Fund’s current expense limitation.

135

Notes to Financial Statements (Unaudited) (Continued)

As of March 31, 2019, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expires on or	Expires on or	Expires on or	Expires on or
	before	before	before	before
	September	September	September	September
Fund	30, 2019	30, 2020	30, 2021	30, 2022	Total
Active Bond Fund	$116,429	$224,157	$150,083	$92,039	$582,708
Anti-Benchmark® International Core Equity Fund	—	—	—	41,101	41,101
Anti-Benchmark® US Core Equity Fund	—	—	—	36,075	36,075
Arbitrage Fund	5,163	15,946	17,556	14,089	52,754
High Yield Fund	57,892	122,090	103,212	65,328	348,522
Impact Bond Fund	114,635	243,198	278,009	123,979	759,821
Merger Arbitrage Fund	—	19,966	29,738	27,038	76,742
Mid Cap Fund	230,583	576,954	468,850	205,444	1,481,831
Mid Cap Value Fund	238,877	555,572	692,241	374,363	1,861,053
Premium Yield Equity Fund	33,888	46,012	26,244	26,741	132,885
Sands Capital Select Growth Fund	154,686	475,369	343,929	184,338	1,158,322
Small Cap Fund	19,462	38,986	63,116	59,044	180,608
Small Cap Value Fund	96,141	462,615	231,612	106,570	896,938
Ultra Short Duration Fixed Income Fund	257,195	457,716	570,299	292,009	1,577,219

For the six months ended March 31, 2019, the Advisor is eligible to recoup previously waived fees or reimbursed expenses from Sands Capital Select Growth Fund of $60,968.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs

136

Notes to Financial Statements (Unaudited) (Continued)

other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares, excluding the Active Bond Fund and High Yield Fund, pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. The Active Bond Fund and High Yield Fund pay an annual fee not to exceed 0.35% of average daily net assets that are attributable to Class A shares. The Active Bond Fund and High Yield Fund currently limit the 12b-1 fees for Class A shares to 0.25% of average daily net assets attributable to such shares. Under the Class C plan, each Fund offering Class C shares (except the Ultra Short Duration Fixed Income Fund) pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Ultra Short Duration Fixed Income Fund has limited the amount of the 12b-1 fees for Class C shares to 0.75% of average daily net assets through January 29, 2020. Under the Class S plan, the Ultra Short Duration Fixed Income Fund pays an annual shareholder servicing fee not to exceed 0.50% of average daily net assets that are attributable to Class S shares (of which up to 0.25% is a distribution fee and up to 0.25% is a shareholder servicing fee). Under the Class Z plan, each Fund offering Class Z shares pays an annual shareholder servicing fee not to exceed 0.25% of average daily net assets that are attributable to Class Z shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended March 31, 2019:

Fund	Amount
Active Bond Fund	$1,242
Arbitrage Fund	28
High Yield Fund	637
Impact Bond Fund	236
Merger Arbitrage Fund	17
Mid Cap Fund	3,685
Mid Cap Value Fund	958
Premium Yield Equity Fund	1,222
Sands Capital Select Growth Fund	6,344
Small Cap Fund	703

137

Notes to Financial Statements (Unaudited) (Continued)

Fund	Amount
Small Cap Value Fund	$670
Ultra Short Duration Fixed Income Fund	1,467

In addition, the Underwriter collected CDSC on the redemption of Class A and Class C shares of the Funds listed below during the six months ended March 31, 2019:

Fund	Class A	Class C
Active Bond Fund	$27	$14
High Yield Fund	—	6
Mid Cap Value Fund	—	85
Sands Capital Select Growth Fund	—	76
Ultra Short Duration Fixed Income Fund	—	446

INTERFUND TRANSACTIONS

Pursuant to Rule 17a-7 under the 1940Act, the Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers. During the six months ended March 31, 2019, the Funds did not engage in any Rule 17a-7 transactions.

5. Liquidity

ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

During the six months ended March 31, 2019, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:

	Shares ReFlow
Fund	Subscribed to	Redemptions-in-kind
Arbitrage Fund	457,180	$—
Merger Arbitrage Fund	43,978	—
Sands Capital Select Growth Fund	15,655,481	180,617,776
Small Cap Fund	1,040,867	8,365,750

Interfund lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

138

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended March 31, 2019, the following Funds participated as lenders in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:

	Daily	Weighted
	Average Amount	Average Interest	Interest
Fund	Loaned	Rate	Income*
Mid Cap Fund	$135,084	2.83%	$1,940
Sands Capital Select Growth Fund	$1,261,059	2.49%	$16,507

*Included in Interest in the Statements of Operations.

During the six months ended March 31, 2019, the following Funds participated as a borrower in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:

	Daily	Weighted
	Average Amount	Average Interest	Interest
Fund	Borrowed	Rate	Expense*
Active Bond Fund	$100,622	2.12%	$1,078
Arbitrage Fund	$1,020,266	2.60%	$13,492
High Yield Fund	$46,397	2.16%	$505
Merger Arbitrage Fund	$593,838	2.72%	$7,844
Sands Capital Growth Fund	$73,718	2.14%	$798
Small Cap Fund	$33,841	2.14%	$366

*Included in Other expenses in the Statements of Operations.

6. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended September 30, 2018 and 2017 are as follows:

	Active Bond Fund		Arbitrage Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,
	2018	2017	2018	2017
From ordinary income	$10,048,932	$2,885,074	$8,773,088	$4,688,177
From long-term capital gains	—	—	633,584	—
Total distributions	$10,048,932	$2,885,074	$9,406,672	$4,688,177

139

Notes to Financial Statements (Unaudited) (Continued)

			Impact Bond
	High Yield Fund		Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,
	2018	2017	2018	2017
From ordinary income	$10,245,696	$11,116,195	$8,079,643	$6,815,476
From long-term capital gains	—	—	—	—
Total distributions	$10,245,696	$11,116,195	$8,079,643	$6,815,476

	Merger Arbitrage		Mid Cap
	Fund		Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,
	2018	2017	2018	2017
From ordinary income	$8,602,412	$5,245,522	$2,340,836	$3,693,873
From long-term capital gains	1,012,026	—	6,743,129	—
Total distributions	$9,614,438	$5,245,522	$9,083,965	$3,693,873

	Mid Cap		Premium Yield		Sands Capital
	Value Fund		Equity Fund		Select Growth Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2018	2017	2018	2017	2018	2017
From ordinary income	$13,722,613	$7,502,271	$2,656,746	$3,698,205	$—	$5,136,516
From long-term capital gains	33,142,075	13,872,720	2,381,070	—	476,473,679	361,190,380
Total distributions	$46,864,688	$21,374,991	$5,037,816	$3,698,205	$476,473,679	$366,326,896

	Small Cap		Small Cap		Ultra Short Duration
	Fund		Value Fund		Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2018	2017	2018	2017	2018	2017
From ordinary income	$4,992,245	$1,853,070	$158,448	$137,427	$19,867,119	$10,787,697
From long-term capital gains	34,210,136	—	—	—	—	—
Total distributions	$39,202,381	$1,853,070	$158,448	$137,427	$19,867,119	$10,787,697

The following information is computed on a tax basis for each item as of September 30, 2018:

	Active Bond	Arbitrage	High Yield
	Fund	Fund	Fund
Tax cost of portfolio investments	$368,109,290	$227,131,121	$204,093,686
Gross unrealized appreciation on investments	1,354,563	7,111,009	1,450,850
Gross unrealized depreciation on investments	(8,969,435)	(11,427,914)	(4,593,713)
Net unrealized appreciation (depreciation) on investments	(7,614,872)	(4,316,905)	(3,142,863)
Gross unrealized appreciation on short sales, derivatives and foreign currency transactions	—	749,803	—
Gross unrealized depreciation on short sales, derivatives and foreign currency transactions	(212)	(2,484,721)	—
Net unrealized appreciation (depreciation) on short sales, derivatives and foreign currency transactions	(212)	(1,734,918)	—
Qualified late-year losses	(3,505,129)	—	—
Capital loss carryforwards	(91,097,777)	(3,425,484)	(14,856,040)
Undistributed ordinary income	—	1,319,660	210,700
Other temporary differences	—	(14,507)	—

140

Notes to Financial Statements (Unaudited) (Continued)

	Active Bond	Arbitrage	High Yield
	Fund	Fund	Fund
Accumulated earnings (deficit)	$(102,217,990)	$(8,172,154)	$(17,788,203)

	Impact Bond	Merger	Mid Cap
	Fund	Arbitrage Fund	Fund
Tax cost of portfolio investments	$258,362,424	$169,811,945	$778,000,720
Gross unrealized appreciation on investments	695,602	4,727,908	196,574,509
Gross unrealized depreciation on investments	(8,490,626)	(8,383,646)	(14,366,741)
Net unrealized appreciation (depreciation) on investments	(7,795,024)	(3,655,738)	182,207,768
Gross unrealized appreciation on short sales, derivatives and foreign currency transactions	—	497,896	—
Gross unrealized depreciation on short sales, derivatives and foreign currency transactions	—	(1,627,135)	—
Net unrealized appreciation (depreciation) on short sales, derivatives and foreign currency transactions	—	(1,129,239)	—
Capital loss carryforwards	(5,600,682)	(2,113,018)	—
Undistributed ordinary income	117,309	1,220,797	—
Undistributed capital gains	—	—	23,636,119
Other temporary differences	—	(10,836)	—
Accumulated earnings (deficit)	$(13,278,397)	$(5,688,034)	$205,843,887

		Premium	Sands Capital
	Mid Cap Value	Yield Equity	Select Growth
	Fund	Fund	Fund
Tax cost of portfolio investments	$740,154,331	$72,796,846	$927,088,428
Gross unrealized appreciation on investments	130,877,126	13,957,313	1,445,879,583
Gross unrealized depreciation on investments	(58,761,578)	(1,324,878)	(23,829,182)
Net unrealized appreciation (depreciation) on investments	72,115,548	12,632,435	1,422,050,401
Qualified late-year losses	—	—	(21,770,779)
Undistributed ordinary income	8,480,613	74,339	—
Undistributed capital gains	23,404,903	6,831,546	381,218,195
Accumulated earnings (deficit)	$104,001,064	$19,538,320	$1,781,497,817

			Ultra Short
			Duration
	Small Cap	Small Cap Value	Fixed Income
	Fund	Fund	Fund
Tax cost of portfolio investments	$112,144,016	$155,226,012	$945,408,182
Gross unrealized appreciation on investments	55,939,418	14,630,311	808,268
Gross unrealized depreciation on investments	(4,477,849)	(7,296,061)	(3,395,279)
Net unrealized appreciation (depreciation) on investments	51,461,569	7,334,250	(2,587,011)
Capital loss carryforwards	—	—	(98,376,018)
Undistributed ordinary income	124,190	17,686	268,218
Undistributed capital gains	23,022,389	8,125,924	—
Other temporary differences	—	—	(210,415)
Accumulated earnings (deficit)	$74,608,148	$15,477,860	$(100,905,226)

141

Notes to Financial Statements (Unaudited) (Continued)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, amortization adjustments on bonds, preferred income outstanding and taxable interest on defaulted securities.

As of September 30, 2018, the Funds had the following capital loss carryforwards for federal income tax purposes:

		No	No
	Short Term Expiring In*	Expiration	Expiration
	2019	Short Term*	Long Term*	Total
Active Bond Fund	$—	$49,877,235	$41,220,542	$91,097,777
Arbitrage Fund	—	3,425,484	—	3,425,484
High Yield Fund	—	—	14,856,040	14,856,040
Impact Bond Fund	—	1,171,178	4,429,504	5,600,682
Merger Arbitrage Fund	—	1,690,062	422,956	2,113,018
Ultra Short Duration Fixed Income Fund	933,830	27,605,177	69,837,011	98,376,018

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act first became effective for the Funds’ fiscal year ended September 30, 2012 and are applicable to all subsequent fiscal years. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

As of March 31, 2019 the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Gross	Gross
		Unrealized	Unrealized	Unrealized	Unrealized	Net
	Federal	Appreciation	Depreciation	Appreciation	Depreciation	Unrealized
	Tax	on	on	on	on	Appreciation
Fund	Cost	Investments	Investments	Other*	Other*	(Depreciation)
Active Bond Fund	$342,420,867	$5,954,885	$(3,132,553)	$1,109	$ (62,439)	$2,761,002
Anti-Benchmark® International Core Equity Fund	45,723,708	1,493,215	(1,020,310)	17,877	(12,377)	478,405
Anti-Benchmark® US Core Equity Fund	24,635,290	1,600,644	(856,941)	—	—	743,703
Arbitrage Fund	56,254,367	2,201,041	(1,459,346)	42,210	(2,274)	781,631
High Yield Fund	191,548,932	2,380,541	(3,174,276)	—	—	(793,735)
Impact Bond Fund	261,615,756	3,084,001	(3,034,657)	—	—	49,344
Merger Arbitrage Fund	49,808,230	1,883,739	(1,050,016)	34,596	(1,917)	866,402
Mid Cap Fund	934,674,032	198,317,028	(17,923,219)	—	—	180,393,809
Mid Cap Value Fund	692,418,418	121,137,615	(57,175,210)	—	—	63,962,405
Premium Yield Equity Fund	65,958,581	10,493,743	(2,742,687)	—	—	7,751,056
Sands Capital Select Growth Fund	871,441,197	987,145,348	(18,162,590)	—	—	968,982,758
Small Cap Fund	60,150,747	29,421,852	(2,260,648)	—	—	27,161,204
Small Cap Value Fund	94,234,542	11,134,639	(7,846,907)	—	—	3,287,732
Ultra Short Duration Fixed Income Fund	985,951,557	1,930,055	(2,273,735)	—	—	(343,680)

* Other includes Short Sales, Derivatives and Foreign Currency Transactions.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2015 through 2018) and have concluded that no provision for income tax is required in their financial statements.

142

Notes to Financial Statements (Unaudited) (Continued)

7. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

8. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Risks Associated with Sector Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Risks Associated with Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.

143

Notes to Financial Statements (Unaudited) (Continued)

Please see the Funds’ prospectus for a complete discussion of these and other risks.

9. Fund Mergers

Small Cap Value Fund:

The shareholders of the Touchstone Small Cap Value Opportunities Fund, a series of the Touchstone Strategic Trust, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Small Cap Value Opportunities Fund to the Touchstone Small Cap Value Fund. The tax-free merger took place on September 21, 2018.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganizations.

				After
	Before Reorganization			Reorganization
	Touchstone
	Small Cap Value		Touchstone	Touchstone
	Opportunities		Small Cap	Small Cap
	Fund		Value Fund	Value Fund
Class A
Shares	72,932	(A)	2,759,552	2,832,484
Net Assets	$2,071,440		$78,377,638	$80,449,078
Net Asset Value	$28.40	(A)	$28.40	$28.40

Class C
Shares	16,657	(B)	36,296	52,953
Net Assets	$461,382		$1,005,378	$1,466,760
Net Asset Value	$27.70	(B)	$27.70	$27.70
Class Y
Shares	1,429,509	(C)	102,513	1,532,022
Net Assets	$40,693,020		$2,918,178	$43,611,198
Net Asset Value	$28.47	(C)	$28.47	$28.47
Institutional Class
Shares	127,709	(D)	950,401	1,078,110
Net Assets	$3,632,489		$27,032,700	$30,665,189
Net Asset Value	$28.44	(D)	$28.44	$28.44
Fund Total
Shares Outstanding	2,667,791		3,848,762	5,495,569
Net Assets	$46,858,331		$109,333,894	$156,192,225
Unrealized Appreciation (Depreciation)	$7,807,725		$9,757,990	$17,565,715

(A) Reflects a 0.5757:1 stock split which occurred on the date of reorganization, September 21, 2018.

(B) Reflects a 0.5610:1 stock split which occurred on the date of reorganization, September 21, 2018.

(C) Reflects a 0.6191:1 stock split which occurred on the date of reorganization, September 21, 2018.

(D) Reflects a 0.6307:1 stock split which occurred on the date of reorganization, September 21, 2018.

Assuming the reorganizations had been completed on October 1, 2017, the Small Cap Value Fund’s results of operations for the year ended September 30, 2018 would have been as follows:

Net investment income	$329
Net realized and unrealized gain (loss) on investments	$14,366,801
Net increase in net assets resulting from operations	$14,367,130

144

Notes to Financial Statements (Unaudited) (Continued)

Because the combined investment portfolios have been managed as a single portfolio since the reorganizations were completed, it is not practical to separate the amounts of revenue and earnings to the Small Cap Value Fund that have been included in its statement of operations since the reorganizations.

Active Bond Fund:

The shareholders of the Sentinel Government Securities Fund and the Sentinel Total Return Bond Fund, both a series of the Sentinel Group Funds, Inc., approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Sentinel Government Securities Fund and the Sentinel Total Return Bond Fund to the Touchstone Active Bond Fund. The tax-free mergers took place on October 27, 2017.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganizations.

	Before Reorganizations					After Reorganizations
	Sentinel		Sentinel		Touchstone	Touchstone
	Government		Total Return		Active	Active
	Securities		Bond		Bond	Bond
	Fund		Fund		Fund	Fund
Class A*
Shares	11,174,957	(A)	3,834,554	(D)	2,051,008	17,060,519
Net Assets	$116,518,985		$39,982,285		$21,385,481	$177,886,751
Net Asset Value	$10.43	(A)	$10.43	(D)	$10.43	$10.43
Class C
Shares	1,315,564	(B)	1,646,712	(E)	470,496	3,432,772
Net Assets	$12,682,178		$15,874,543		$4,535,633	$33,092,354
Net Asset Value	$9.64	(B)	$9.64	(E)	$9.64	$9.64
Class Y**
Shares	1,572,671	(C)	11,128,019	(F)	7,576,068	20,276,758
Net Assets	$16,389,043		$115,967,591		$78,951,815	$211,308,449
Net Asset Value	$10.42	(C)	$10.42	(F)	$10.42	$10.42
Institutional Class
Shares	—		—		2,374,145	2,374,145
Net Assets	—		—		$24,733,043	$24,733,043
Net Asset Value	—		—		$10.42	$10.42
Fund Total
Shares Outstanding	15,103,361		16,500,456		12,471,717	43,144,194
Net Assets	$145,590,206		$171,824,419		$129,605,972	$447,020,597
Unrealized Appreciation (Depreciation)	$857,879		$3,044,192		$1,368,123	$5,270,194

(A) Reflects a 0.9244:1 stock split which occurred on the date of reorganizations, October 27, 2017.

(B) Reflects a 1.0008:1 reverse stock split which occurred on the date of reorganizations, October 27, 2017.

(C) Reflects a 0.9252:1 stock split which occurred on the date of reorganizations, October 27, 2017.

(D) Reflects a 0.9985: 1 stock split on Class A shares and a 0.9984: 1 stock split on Class R3 shares which occurred on the date of reorganization, October 27, 2017.

(E) Reflects a 1.0769:1 reverse stock split which occurred on the date of reorganizations, October 27, 2017.

(F)Reflects a 0.9997: 1 stock split on Class I shares and a 0.9999:1 stock split on Class R6 shares which occurred on the date of reorganization, October 27, 2017.

* The Sentinel Total Return Bond Fund had Class R3 shares outstanding immediately prior to the reorganizations, which were exchanged for Class A shares of the Active Bond Fund.

145

Notes to Financial Statements (Unaudited) (Continued)

** The Sentinel Government Securities Fund and the Sentinel Total Return Bond Fund had Class I and Class R6 shares outstanding immediately prior to the reorganizations, which were exchanged for. Class Y shares of the Active Bond Fund.

Assuming the reorganizations had been completed on October 1, 2017, the Active Bond Fund’s results of operations for the year ended September 30, 2018 would have been as follows:

Net investment income	$18,802,056
Net realized and unrealized gain (loss) on investments	$(15,782,337)
Net increase in net assets resulting from operations	$3,019,719

Because the combined investment portfolios have been managed as a single portfolio since the reorganizations were completed, it is not practical to separate the amounts of revenue and earnings to the Active Bond Fund that have been included in its statement of operations since the reorganizations.

Ultra Short Duration Fixed Income Fund:

The shareholders of the Sentinel Low Duration Bond Fund, a series of the Sentinel Group Funds, Inc., approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Sentinel Low Duration Bond Fund to the Touchstone Ultra Short Duration Fixed Income Fund. The tax-free merger took place on October 27, 2017.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization.

	Before Reorganization			After Reorganization
			Touchstone	Touchstone
			Ultra Short	Ultra Short
	Sentinel Low		Duration	Duration
	Duration		Fixed Income	Fixed Income
	Bond Fund		Fund	Fund
Class A
Shares	8,852,517	(A)	1,724,258	10,576,775
Net Assets	$82,262,174		$16,022,642	$98,284,816
Net Asset Value	$9.29	(A)	$9.29	$9.29
Class C
Shares	—		595,689	595,689
Net Assets	$—		$5,536,888	$5,536,888
Net Asset Value	$—		$9.29	$9.29
Class S
Shares	18,778,658	(B)	—	18,778,658
Net Assets	$174,475,987		$—	$174,475,987
Net Asset Value	$9.29	(B)	$—	$9.29
Class Y*
Shares	1,675,485	(C)	28,460,319	30,135,804
Net Assets	$15,567,307		$264,430,327	$279,997,634
Net Asset Value	$9.29	(C)	$9.29	$9.29
Class Z
Shares	—		22,972,057	22,972,057
Net Assets	$—		$213,484,506	$213,484,506
Net Asset Value	$—		$9.29	$9.29
Institutional Class
Shares	—		28,593,394	28,593,394
Net Assets	$—		$265,515,783	$265,515,783
Net Asset Value	$—		$9.29	$9.29
Fund Total
Shares Outstanding	32,123,347		82,345,717	111,652,377
Net Assets	$272,305,468		$764,990,146	$1,037,295,614

146

Notes to Financial Statements (Unaudited) (Continued)

After
	Before Reorganization		Reorganization
		Touchstone	Touchstone
		Ultra Short	Ultra Short
	Sentinel Low	Duration	Duration
	Duration	Fixed Income	Fixed Income
	Bond Fund	Fund	Fund
Unrealized Appreciation (Depreciation)	$1,842,713	$(518,337)	$1,324,376

(A) Reflects a 0.9113:1 stock split which occurred on the date of reorganization, October 27, 2017.

(B) Reflects a 0.9127:1 stock split which occurred on the date of reorganization, October 27, 2017.

(C) Reflects a 0.9131:1 stock split which occurred on the date of reorganization, October 27, 2017.

* The Sentinel Low Duration Bond Fund had Class I shares outstanding immediately prior to the reorganization, which were exchanged for Class Y shares of the Ultra Short Duration Fixed Income Fund.

Assuming the reorganization had been completed on October 1, 2017, the Ultra Short Duration Fixed Income Fund’s results of operations for the year ended September 30, 2018 would have been as follows:

Net investment income	$21,984,626
Net realized and unrealized gain (loss) on investments	$(4,319,634)
Net increase in net assets resulting from operations	$17,664,992

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Ultra Short Duration Fixed Income Fund that have been included in its statement of operations since the reorganization.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.

At a meeting of the Board of Trustees (the “Board”) of the Trust held on February 12, 2019, the Board approved the reorganization of the Merger Arbitrage Fund into the Arbitrage Fund. The reorganization was completed on May 10, 2019. In addition, effective May 11, 2019, the Arbitrage Fund was renamed the Touchstone Credit Opportunities II Fund. Concurrent with the change, Ares Capital Management II LLC replaced the previous sub-advisor and the Principal Investment Strategies and Principal Risks have changed to reflect those of Touchstone Credit Opportunities II Fund’s investment strategy.

Effective on or about May 30, 2019, the distribution frequency of the Credit Opportunities II Fund will be changed from annually to quarterly.

At a meeting of the Board of the Trust held on May 16, 2019, the Board approved the name change of the Premium Yield Equity Fund to Touchstone International ESG Equity Fund. Concurrent with the change, Rockefeller & Co., LLC will replace the current sub-advisor and the Principal Investment Strategies, Principal Risks, and benchmark index will change to reflect those of Touchstone International ESG Equity Fund’s investment strategy. The changes will be effective on or about August 28, 2019.

There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

147

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, when will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-PORT. The information will be publicly available 60 days after the end of the period. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 through March 31, 2019).

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended March 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

148

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2019	2018	2019	2019*
Touchstone Active Bond Fund
Class A	Actual	0.90%	$1,000.00	$1,039.60	$4.58
Class A	Hypothetical	0.90%	$1,000.00	$1,020.44	$4.53

Class C	Actual	1.65%	$1,000.00	$1,036.00	$8.38
Class C	Hypothetical	1.65%	$1,000.00	$1,016.70	$8.30

Class Y	Actual	0.65%	$1,000.00	$1,040.90	$3.31
Class Y	Hypothetical	0.65%	$1,000.00	$1,021.69	$3.28

Institutional Class	Actual	0.57%	$1,000.00	$1,041.40	$2.90
Institutional Class	Hypothetical	0.57%	$1,000.00	$1,022.09	$2.87

Anti-Benchmark® International Core Equity Fund
Class Y(A)	Actual	0.69%	$1,000.00	$1,009.30	$2.58
Class Y	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48

Institutional Class(A)	Actual	0.59%	$1,000.00	$1,009.40	$2.21
Institutional Class	Hypothetical	0.59%	$1,000.00	$1,021.99	$2.97

Anti-Benchmark ® US Core Equity Fund
Class Y(A)	Actual	0.54%	$1,000.00	$1,016.40	$2.03
Class Y	Hypothetical	0.54%	$1,000.00	$1,022.24	$2.72

Institutional Class(A)	Actual	0.44%	$1,000.00	$1,016.50	$1.65
Institutional Class	Hypothetical	0.44%	$1,000.00	$1,022.74	$2.22

Touchstone Arbitrage Fund
Class A	Actual	1.88%	$1,000.00	$1,014.40	$9.44	**
Class A	Hypothetical	1.88%	$1,000.00	$1,015.56	$9.45	**

Class C	Actual	2.63%	$1,000.00	$1,011.90	$13.19	**
Class C	Hypothetical	2.63%	$1,000.00	$1,011.82	$13.19	**

Class Y	Actual	1.62%	$1,000.00	$1,016.70	$8.15	**
Class Y	Hypothetical	1.62%	$1,000.00	$1,016.85	$8.15	**

Institutional Class	Actual	1.48%	$1,000.00	$1,017.60	$7.44	**
Institutional Class	Hypothetical	1.48%	$1,000.00	$1,017.55	$7.44	**

Touchstone High Yield Fund
Class A	Actual	1.05%	$1,000.00	$1,031.10	$5.32
Class A	Hypothetical	1.05%	$1,000.00	$1,019.70	$5.29

Class C	Actual	1.80%	$1,000.00	$1,027.30	$9.10
Class C	Hypothetical	1.80%	$1,000.00	$1,015.96	$9.05

Class Y	Actual	0.80%	$1,000.00	$1,033.40	$4.06
Class Y	Hypothetical	0.80%	$1,000.00	$1,020.94	$4.03

Institutional Class	Actual	0.72%	$1,000.00	$1,032.60	$3.65
Institutional Class	Hypothetical	0.72%	$1,000.00	$1,021.34	$3.63

149

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2019	2018	2019	2019*
Touchstone Impact Bond Fund
Class A	Actual	0.85%	$1,000.00	$1,039.50	$4.32
Class A	Hypothetical	0.85%	$1,000.00	$1,020.69	$4.28

Class C	Actual	1.60%	$1,000.00	$1,036.60	$8.12
Class C	Hypothetical	1.60%	$1,000.00	$1,016.95	$8.05

Class Y	Actual	0.60%	$1,000.00	$1,041.80	$3.05
Class Y	Hypothetical	0.60%	$1,000.00	$1,021.94	$3.02

Institutional Class	Actual	0.50%	$1,000.00	$1,042.30	$2.55
Institutional Class	Hypothetical	0.50%	$1,000.00	$1,022.44	$2.52

Touchstone Merger Arbitrage Fund
Class A	Actual	2.02%	$1,000.00	$1,021.70	$10.18	***
Class A	Hypothetical	2.02%	$1,000.00	$1,014.86	$10.15	***

Class C	Actual	2.77%	$1,000.00	$1,017.80	$13.93	***
Class C	Hypothetical	2.77%	$1,000.00	$1,011.12	$13.89	***

Class Y	Actual	1.77%	$1,000.00	$1,023.00	$8.93	***
Class Y	Hypothetical	1.77%	$1,000.00	$1,016.11	$8.90	***

Institutional Class	Actual	1.62%	$1,000.00	$1,024.70	$8.18	***
Institutional Class	Hypothetical	1.62%	$1,000.00	$1,016.85	$8.15	***

Touchstone Mid Cap Fund
Class A	Actual	1.24%	$1,000.00	$1,026.40	$6.26
Class A	Hypothetical	1.24%	$1,000.00	$1,018.75	$6.24

Class C	Actual	1.99%	$1,000.00	$1,022.60	$10.03
Class C	Hypothetical	1.99%	$1,000.00	$1,015.01	$10.00

Class Y	Actual	0.99%	$1,000.00	$1,027.80	$5.01
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.00	$4.99

Class Z	Actual	1.24%	$1,000.00	$1,026.30	$6.26
Class Z	Hypothetical	1.24%	$1,000.00	$1,018.75	$6.24

Institutional Class	Actual	0.92%	$1,000.00	$1,027.90	$4.65
Institutional Class	Hypothetical	0.92%	$1,000.00	$1,020.34	$4.63

Touchstone Mid Cap Value Fund
Class A	Actual	1.22%	$1,000.00	$963.80	$5.97
Class A	Hypothetical	1.22%	$1,000.00	$1,018.85	$6.14

Class C	Actual	1.97%	$1,000.00	$960.30	$9.63
Class C	Hypothetical	1.97%	$1,000.00	$1,015.11	$9.90

Class Y	Actual	0.97%	$1,000.00	$965.30	$4.75
Class Y	Hypothetical	0.97%	$1,000.00	$1,020.09	$4.89

Institutional Class	Actual	0.84%	$1,000.00	$965.50	$4.12
Institutional Class	Hypothetical	0.84%	$1,000.00	$1,020.74	$4.23

150

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2019	2018	2019	2019*
Touchstone Premium Yield Equity Fund
Class A	Actual	1.20%	$1,000.00	$966.80	$5.88
Class A	Hypothetical	1.20%	$1,000.00	$1,018.95	$6.04

Class C	Actual	1.95%	$1,000.00	$962.10	$9.54
Class C	Hypothetical	1.95%	$1,000.00	$1,015.21	$9.80

Class Y	Actual	0.95%	$1,000.00	$968.00	$4.66
Class Y	Hypothetical	0.95%	$1,000.00	$1,020.19	$4.78

Touchstone Sands Capital Select Growth Fund
Class A	Actual	1.52%	$1,000.00	$997.50	$7.57	****
Class A	Hypothetical	1.52%	$1,000.00	$1,017.35	$7.64	****

Class C	Actual	2.27%	$1,000.00	$994.10	$11.29	****
Class C	Hypothetical	2.27%	$1,000.00	$1,013.61	$11.40	****

Class Y	Actual	1.27%	$1,000.00	$998.80	$6.33	****
Class Y	Hypothetical	1.27%	$1,000.00	$1,018.60	$6.39	****

Class Z	Actual	1.51%	$1,000.00	$998.00	$7.52	****
Class Z	Hypothetical	1.51%	$1,000.00	$1,017.40	$7.59	****

Touchstone Small Cap Fund
Class A	Actual	1.43%	$1,000.00	$954.30	$6.97	*****
Class A	Hypothetical	1.43%	$1,000.00	$1,017.80	$7.19	*****

Class C	Actual	2.18%	$1,000.00	$950.60	$10.60	*****
Class C	Hypothetical	2.18%	$1,000.00	$1,014.06	$10.95	*****

Class Y	Actual	1.18%	$1,000.00	$955.70	$5.75	*****
Class Y	Hypothetical	1.18%	$1,000.00	$1,019.05	$5.94	*****

Institutional Class	Actual	1.10%	$1,000.00	$956.30	$5.37	*****
Institutional Class	Hypothetical	1.10%	$1,000.00	$1,019.45	$5.54	*****

Touchstone Small Cap Value Fund
Class A	Actual	1.38%	$1,000.00	$907.00	$6.56
Class A	Hypothetical	1.38%	$1,000.00	$1,018.05	$6.94

Class C	Actual	2.13%	$1,000.00	$903.90	$10.11
Class C	Hypothetical	2.13%	$1,000.00	$1,014.31	$10.70

Class Y	Actual	1.13%	$1,000.00	$908.10	$5.38
Class Y	Hypothetical	1.13%	$1,000.00	$1,019.30	$5.69

Institutional Class	Actual	0.98%	$1,000.00	$909.10	$4.66
Institutional Class	Hypothetical	0.98%	$1,000.00	$1,020.04	$4.94

151

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2019	2018	2019	2019*
Touchstone Ultra Short Duration Fixed Income Fund
Class A	Actual	0.69%	$1,000.00	$1,013.30	$3.46
Class A	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48

Class C	Actual	1.19%	$1,000.00	$1,012.00	$5.97
Class C	Hypothetical	1.19%	$1,000.00	$1,019.00	$5.99

Class S	Actual	0.94%	$1,000.00	$1,012.10	$4.72
Class S	Hypothetical	0.94%	$1,000.00	$1,020.24	$4.73

Class Y	Actual	0.44%	$1,000.00	$1,014.60	$2.21
Class Y	Hypothetical	0.44%	$1,000.00	$1,022.74	$2.22

Class Z	Actual	0.69%	$1,000.00	$1,013.30	$3.46
Class Z	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48

Institutional Class	Actual	0.39%	$1,000.00	$1,016.00	$1.96
Institutional Class	Hypothetical	0.39%	$1,000.00	$1,022.99	$1.97

(A)	Represents the period from commencement of operations (November 19, 2018) through March 31, 2019. Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 136/365.

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365(to reflect one-half year period).

**	Excluding dividend and interest expenses on securities sold short and liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.44, $12.19, $7.14 and $6.44 respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.45, $12.19, $7.14 and $6.44, respectively.

***	Excluding dividend and interest expenses on securities sold short and liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.47, $12.22, $7.21 and $6.46, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.45, $12.19, $7.19 and $6.44, respectively.

****	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Class Z would be $7.32, $11.04, $6.08 and $7.27, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Class Z would be $7.39, $11.15, $6.14 and $7.34, respectively.

*****	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $6.72, $10.36, $5.51 and $5.12, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $6.94, $10.70, $5.69 and $5.29, respectively.

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 15, 2018, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of each Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement

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was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, including the Sub-Advisor that was an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts periodic compliance due diligence of each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund(s). The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such certifications and the Advisor’s compliance visits to the Sub-Advisors are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor to certain of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor waived a portion of advisory fees and administrative fees and/or reimbursed expenses of each of the Funds in order to limit each Fund’s net operating expenses. The Board also noted that

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the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2018, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed expenses of each of the Funds in order to reduce the Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Active Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of its peer group for the six- and twelve-month periods ended September 30, 2018, and the Fund’s performance was in the 2nd quintile of its peer group for the thirty-six-month period ended September 30, 2018. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Arbitrage Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of its peer group for the six-month period ended September 30, 2018, the Fund’s performance was in the 4th quintile of its peer group for the twelve-month period ended September 30, 2018, and the Fund’s performance was in the 2nd quintile of its

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peer group for the thirty-six-month period ended September 30, 2018. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone High Yield Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of its peer group for the six-month period ended September 30, 2018 and the Fund’s performance was in the 4th quintile of its peer group for the twelve-and thirty-six-month periods ended September 30, 2018. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Impact Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of its peer group for the six- and thirty-six-month periods ended September 30, 2018. The Fund’s performance was in the 2nd quintile of its peer group for the twelve-month period ended September 30, 2018. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Merger Arbitrage Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of its peer group for the six-month period ended September 30, 2018, the Fund’s performance was in the 4th quintile of its peer group for the twelve-month period ended September 30, 2018, and the Fund’s performance was in the 2nd quintile of its peer group for the thirty-six-month period ended September 30, 2018. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Mid Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of its peer group for the six-month period ended September 30, 2018, the Fund’s performance was in the 1st quintile of its peer group for the twelve-month period ended September 30, 2018, and the Fund’s performance was in the 2nd quintile of its peer group for the thirty-six-month period ended September 30, 2018. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

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Touchstone Mid Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of its peer group for the six-month period ended September 30, 2018, the Fund’s performance was in the 5th quintile of its peer group for the twelve-month period ended September 30, 2018, and the Fund’s performance was in the 3rd quintile of its peer group for the thirty-six-month period ended September 30, 2018. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Premium Yield Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of its peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2018. The Board noted management’s discussion of the Fund’s performance, including its continuing generation of income for the Fund’s shareholders. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of its peer group for the six- and twelve-month periods ended September 30, 2018, and the Fund’s performance was in the 1st quintile of its peer group for the thirty-six-month period ended September 30, 2018. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Small Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of its peer group for the six-month period ended September 30, 2018, the Fund’s performance was in the 3rd quintile of its peer group for the twelve-month period ended September 30, 2018 and the Fund’s performance was in the 5th quintile of its peer group for the thirty-six-month period ended September 30, 2018. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Small Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund. The Fund’s performance was in the 2nd quintile of its peer group for the six-month period ended September 30, 2018, and the Fund’s performance was in the 3rd quintile of its peer group for the twelve- and thirty-six-month periods ended September 30, 2018. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar

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investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund. The Fund’s performance was in the 2nd quintile of its peer group for the six- and thirty-six-month periods ended September 30, 2018, and the Fund’s performance was in the 3rd quintile of its peer group for the twelve-month period ended September 30, 2018. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for some of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory fee schedules. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of each Fund that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of one of the Sub-Advisors with the Advisor,

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noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board considered each Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm’s-length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for some of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm’s-length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone Active Bond Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Arbitrage Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone High Yield Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Impact Bond. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and other factors considered.

Touchstone Merger Arbitrage Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

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Touchstone Mid Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Mid Cap Value Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Premium Yield Equity Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Small Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Small Cap Value Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended September 30, 2018, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board also was mindful of the Advisor’s ongoing monitoring of each Sub-Advisor’s performance and the measures undertaken by the Advisor to address any underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fees are reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

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Touchstone Arbitrage Fund (to be renamed Touchstone Credit Opportunities II Fund)

At a meeting held on February 12, 2019, the Advisor recommended and the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”) approved the replacement of Touchstone Arbitrage Fund’s (the “Fund”) sub-advisor, Longfellow Investment Management Co., LLC (“Longfellow”), with Ares Capital Management II LLC (“Ares”). As discussed below, at that same meeting the Board, and by a separate vote, the Independent Trustees of the Trust, initially approved a Sub-Advisory Agreement between the Advisor and Ares with respect to the Fund. The Advisor also recommended that the Sub-Advisory Agreement between the Advisor and Ares take effect on May 11, 2019, and that the Sub-Advisory Agreement with Longfellow be terminated as of that date.

Nature, Extent and Quality of Services to be Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services to be provided by Ares. The Board considered Ares’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund. The Board also noted that it is familiar with Ares, as Ares serves as a sub-advisor to the Touchstone Credit Opportunities Fund (“Credit Opportunities Fund”), a series of Touchstone Series Trust, which it manages in accordance with its credit opportunities strategy. The Board noted that Ares would utilize the identical strategy currently employed for the Credit Opportunities Fund in managing the Fund. The Board also noted that the investment team who would manage the Fund would be the same investment team who currently manage the Credit Opportunities Fund. The Board also took into consideration that the Advisor was satisfied with Ares’s in-house risk and compliance teams and its familiarity with Ares given Ares’s management of the Credit Opportunities Fund.

Anticipated Profitability. The Board took into consideration the financial condition of Ares and any direct and indirect benefits to be derived by Ares from its relationship with the Fund. In considering the anticipated level of profitability to Ares, the Board noted the proposed contractual undertaking of the Advisor to maintain expense limitations for the Fund and also noted that the sub-advisory fee under the Sub-Advisory Agreement would be paid by the Advisor out of the advisory fee that it receives from the Fund, and that the proposed sub-advisory fee was negotiated at arm’s length between the Advisor and Ares. As a consequence, the anticipated level of profitability to Ares from its relationship with the Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider potential economies of scale in Ares’s management of the Fund to be a substantial factor in its consideration. The Board noted that in connection with the proposed change in sub-advisor the Advisor also proposed to reduce the Fund’s advisory fee and expense limitations.

Proposed Sub-Advisory Fee. The Board considered that the Fund would pay an advisory fee to the Advisor and that the Advisor would pay the sub-advisory fee to Ares out of the advisory fee. The Board compared Ares’s proposed sub-advisory fee to the sub-advisory fee paid to Longfellow, noting that the proposed sub-advisory fee was lower than the current sub-advisory fee. The Board noted that the proposed sub-advisory fee to be paid to Ares for managing the Fund will be identical to the sub-advisory fee paid to Ares for managing the Credit Opportunities Fund. The Board considered the amount of the advisory fee to be retained by the Advisor and the amount to be paid to Ares with respect to the various services to be provided by the Advisor and Ares. Based upon their review, the Trustees concluded that the Fund’s proposed sub-advisory fee was reasonable in light of the services to be provided to the Fund by Ares.

Fund Performance. The Board considered Ares’s investment performance and the Fund’s investment performance under the management of Longfellow. The Trustees also took into consideration the investment performance of the Credit Opportunities Fund relative to that of the Fund and its benchmark index.

Conclusion. The Board reached the following conclusions regarding the Sub-Advisory Agreement: (a) Ares is qualified to manage the Fund’s assets in accordance with the Fund’s new investment goal and principal investment strategies; (b) Ares maintains an appropriate compliance program; (c) the Fund’s proposed sub-advisory fee is

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reasonable in relation to the services to be provided to the Fund by Ares; and (d) Ares’s proposed investment strategies are appropriate for managing the Fund. In considering the approval of the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. Based on its conclusions, the Board, including a majority of the Independent Trustees, determined that approval of the Sub-Advisory Agreement was in the best interests of the Fund.

Touchstone Anti-Benchmark® International Core Equity Fund and Touchstone Anti-Benchmark® US Core Equity Fund

At a meeting held on May 17, 2018, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved an amendment to the Investment Advisory Agreement between the Trust and the Advisor adding each Fund and also initially approved Sub-Advisory Agreements between the Advisor and TOBAM S.A.S. (the “Sub-Advisor”), the Funds’ sub-advisor.

In determining whether to approve the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor and the Sub-Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that approval of the amendment to the Investment Advisory Agreement and the initial approval of the Sub-Advisory Agreements was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) a comparison of the Funds’ proposed advisory fees and anticipated total expense ratios with those of comparable funds; (2) performance information for the Sub-Advisor’s proprietary indexes that the Funds would track; (3) the Advisor’s and its affiliates’ estimated revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisor’s personnel. Prior to voting, the Independent Trustees reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement and the Sub-Advisory Agreements with respect to the Funds. The Independent Trustees also reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreements with independent legal counsel in a private session at which no representatives of management were present.

In approving the amendment to the Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Funds, including the personnel who would be providing such services; (2) the Advisor’s anticipated compensation and profitability; (3) a comparison of total expenses and relevant performance information; (4) anticipated economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services provided to other funds managed by the Advisor, including the Advisor’s role in coordinating the activities of those funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the Advisor’s effectiveness in monitoring the performance of the Trust’s other sub-advisors, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring the Sub-Advisor, which would include an examination of both qualitative and quantitative elements of the

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Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor would conduct periodic compliance due diligence of the Sub-Advisor, during which the Advisor would examine a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor would provide to the Funds. The Board noted that the Advisor’s compliance monitoring processes also would include quarterly reviews of compliance certifications, and that any issues arising from such certifications and the Advisor’s compliance visits to the Sub-Advisor would be reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and anticipated profitability of the Advisor and its affiliates and the anticipated direct and indirect benefits to be derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The Board noted that the Advisor had contractually agreed to waive advisory fees and administrative fees and/or reimburse expenses in order to limit the Funds’ net operating expenses and would pay sub-advisory fees out of the advisory fees the Advisor would receive from the Funds. The Board reviewed the anticipated profitability of the Advisor’s relationship with the Funds and also considered whether the Advisor has the financial wherewithal to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board also noted that the Advisor would derive benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it would provide to each Fund and the entrepreneurial risk that it would assume as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, to be derived from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared each Fund’s proposed advisory fees and total expense ratios with those of comparable funds. The Board took into account the Funds’ estimated total expenses for its Class Y and Institutional Shares after estimated waivers and reimbursements. The Board also took into account that the Advisor had contractually agreed to limit the Funds’ net operating expenses for a period of time following the launch of the Funds.

The Board also considered the effect of each Fund’s potential growth and size on its performance and expenses. The Board noted that the Advisor had agreed to waive a portion of its fees and/or reimburse expenses of the Funds in order to reduce each Fund’s operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund would be paid by the Advisor out of the advisory fee it would receive from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the proposed total expense ratios and relevant performance information, the Board also took into account the nature, extent and quality of the services to be provided to the Funds by the Advisor and its affiliates.

Economies of Scale. The Board considered the effect of each Fund’s potential growth and size on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the proposed advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the proposed advisory fee schedule for each Fund contained a breakpoint that would reduce the advisory fee rate on assets above specified levels as each Fund’s assets increased. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets

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increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund would be reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.

Conclusion. In considering the approval of the amendment to the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; and (c) each Fund’s proposed advisory fee is reasonable relative to those of similar funds and the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that approval of the amendment to the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In initially approving the Sub-Advisory Agreements for the Funds, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Sub-Advisor’s proposed sub-advisory fee; (3) the performance of the Sub-Advisor’s proprietary index that the Fund would track; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor and the Sub-Advisor regarding the services to be provided by the Sub-Advisor. The Board also considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel of the Sub-Advisor who would be responsible for managing the Funds.

Sub-Advisor’s Proposed Compensation. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits to be derived by the Sub-Advisor from the Sub-Advisor’s relationship with the Funds. In considering the anticipated profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the proposed contractual undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements would be paid by the Advisor out of the advisory fees that it would receive under the Investment Advisory Agreement and that these fees were negotiated at arm’s-length. As a consequence, the anticipated profitability to the Sub-Advisor of its relationship with each Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor’s management of the Funds to be a substantial factor in its consideration, although the Board noted that the proposed sub-advisory fee schedule for each Fund contained a breakpoint that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Performance Information. The Board considered that each Fund would pay an advisory fee to the Advisor and that the Advisor would pay a sub-advisory fee to the Sub-Advisor out of the advisory fee it would receive from the respective Fund. The Board considered the amount to be retained by the Advisor and the sub-advisory fee to be paid to the Sub-Advisor with respect to the various services to be provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with the Sub-Advisor at arm’s-length. Based on their review, the Trustees concluded that each Fund’s proposed sub-advisory

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fee was reasonable in light of the quality of services to be provided by the Sub-Advisor to the Fund and the other factors considered.

As noted above, the Board considered the performance of the Sub-Advisor’s proprietary indexes that the Funds would track. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Trust’s other sub-advisors. The Board was mindful of the Advisor’s focus on the performance of sub-advisors and the Advisor’s ways of addressing underperformance.

Conclusion. In considering the initial approval of the applicable Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Fund’s Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage the Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the Fund’s proposed advisory and sub-advisory fee structure is reasonable relative to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (d) the Sub-Advisor’s proposed investment strategies are appropriate for pursuing the investment goals of the Fund. Based on its conclusions, the Board determined that approval of the applicable Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

167

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-56-TFGT-SAR-1903

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Funds Group Trust

By (Signature and Title)*   /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date May 29, 2019

By (Signature and Title)*   /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date May 29, 2019

* Print the name and title of each signing officer under his or her signature